Registration No. 333-                     .

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.	☐	Post-Effective Amendment No.

(Check appropriate box or boxes)

Exact name of Registrant as Specified in Charter:

W&R Target Funds, Inc.

6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Registrant’s Telephone Number: (913) 236-2000

Name and Address of Agent for Service:
Kristen A. Richards
6300 Lamar Avenue
Shawnee Mission, Kansas 66202

Copy to:

Kathleen L. Prudhomme Dorsey & Whitney LLP 50 South Sixth Street, Suite 1500 Minneapolis, MN 55402	R. Darrell Mounts Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue N.W. Washington, DC 20036

Approximate Date of Proposed Public Offering:
As soon as possible following the effective date of this Registration Statement.
It is proposed that this filing become effective on
July 26, 2003 (30 days after filing) pursuant to Rule 488.

The title of the securities being registered is shares of Common Stock, par value $0.001.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (SEC File Number 033-11466) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant’s Rule 24f-2 Notice for the fiscal year ended December 31, 2002 was filed on March 7, 2003. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.

ADVANTUS SERIES FUND, INC.

Advantus Asset Allocation Portfolio

Advantus Capital Appreciation Portfolio
Advantus Growth Portfolio
Advantus Core Equity Portfolio
Advantus Value Stock Portfolio
Advantus Small Company Growth Portfolio
Advantus International Stock Portfolio
Advantus Small Company Value Portfolio
Advantus Micro-Cap Growth Portfolio

July      , 2003

Dear Beneficial Owner:

      On September 19, 2003, a special meeting of the shareholders of the mutual funds listed above (each, an “Advantus Fund”) will be held at the offices of Advantus Capital Management, Inc. (“Advantus Capital”) in order to vote on the following two important proposals:

•	Shareholders of each Advantus Fund are being asked to approve an Agreement and Plan of Reorganization (the “Reorganization Plan”) that provides for the reorganization of their Fund into a comparable mutual fund in W&R Target Funds, Inc. (each, a “W&R Fund”) with similar investment objectives and strategies. If the Reorganization Plan is approved, the assets of each Advantus Fund will be acquired by a similar W&R Fund in exchange for newly issued W&R Fund shares. These W&R Fund shares then will be distributed to shareholders of the Advantus Fund, and the Advantus Fund will be liquidated.

•	Shareholders of Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value Stock Portfolio are being asked to approve a definitive investment advisory agreement with Waddell & Reed Investment Management Company (“WRIMCO”). This will replace the interim investment advisory agreement with WRIMCO that has been in effect since May 1, 2003 and that expires on September 27, 2003. The definitive investment advisory agreement will remain in place until the reorganization of these Advantus Funds occurs.

      Each Advantus Fund is a portfolio of Advantus Series Fund, Inc. (“Advantus Series Fund”), which is an underlying investment vehicle used by variable annuity and variable life insurance contracts. As the owner of such a variable life insurance or variable annuity contract (a “Beneficial Owner”), you are an indirect participant in one or more of the Advantus Funds and are eligible to provide instructions on how to vote on these proposals.

      Both of the proposals have been thoroughly reviewed by the Advantus Funds’ Board of Directors, whose role is to protect the interests of shareholders. The Advantus Funds’ Board of Directors believes that the proposals are in the best interest of the each Advantus Fund and its shareholders and unanimously recommends that you vote FOR each proposal.

      Whether or not you plan to attend the meeting, please fill out, sign and return your voting instruction form in the envelope provided so that your vote may be counted. If you are a Beneficial Owner with respect to more than one Advantus Fund, you will receive more than one voting instruction form and will need to vote your shares of each Fund. Please read the entire proxy statement/ prospectus carefully before you vote.

      Thank you for your prompt attention and participation.

Sincerely,

/s/ DIANNE M. ORBISON

Dianne M. Orbison
President

PROPOSAL ONE APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION
Summary
Comparison of Fund Expenses
Comparison of Fund Investment Objectives, Strategies and Risks
Comparison of Fund Performance
Comparison of Operations
Information About the Reorganizations
Capitalization
Shareholder Rights
PROPOSAL TWO APPROVAL OF A DEFINITIVE INVESTMENT ADVISORY AGREEMENT WITH WRIMCO
Background
The Interim Investment Advisory Agreement
The Definitive Investment Advisory Agreement
Additional Information About WRIMCO
Board Considerations
INFORMATION ABOUT THE W&R FUNDS AND THE ADVANTUS FUNDS
W&R Funds
Advantus Funds
VOTING INFORMATION
General Information
Voting Rights and Required Vote
Record Date and Outstanding Shares
Security Ownership of Certain Beneficial Owners and Management
Other Business
Shareholder Proposals
Board Recommendations
APPENDIX A — AGREEMENT AND PLAN OF REORGANIZATION
APPENDIX B — INVESTMENT ADVISORY AGREEMENT
APPENDIX C — W&R TARGET FUNDS MANAGER DISCUSSIONS
APPENDIX D — W&R TARGET FUNDS PROSPECTUS
APPENDIX E — W&R TARGET FUNDS PROSPECTUS FOR INTERNATIONAL II, SMALL COMPANY VALUE AND MICRO-CAP GROWTH PORTFOLIOS
PART B
I. Additional Information About the W&R Funds and the Advantus Funds
II. Financial Information
III. Pro Forma Financial Statements
PART C
Item 15. Indemnification.
Item 16. Exhibits.
Item 17. Undertakings.
SIGNATURES
EX-(6)(f) Subadvisory Agreement
EX-(11) Opinion/Consent of Waddell & Reed
EX-(14)(a) Consent of Deloitte & Touche LLP
EX-(14)(b) Consent of KPMG LLP
EX-(16) Powers of Attorney
EX-(17)(a) Contract Holder Voting Instructions
EX-(17)(c) Statement of Additional Information
EX-(17)(e) Premliminary Prospectus for W&R Int'l.
EX-(17)(f) Advantus Series Fund, Inc. Prospectus
EX-(17)(g) Advantus Series Fund Statement of Info
EX-(17)(h) W&R Target Funds, Inc. Annual Report
EX-(17)(i) Advantus Series Fund Annual Report

QUESTIONS AND ANSWERS

      The following is important information to help you understand the proposals on which you are being asked to vote. Please read the entire proxy statement/prospectus.

      What am I being asked to vote on at the upcoming special shareholders meetings to be held on September 19, 2003?

      Shareholders of each Advantus Fund are being asked to approve the reorganization of their Advantus Fund into a W&R Fund with similar investment objectives and strategies. Your Board of Directors has determined that the reorganizations are in the best interests of the shareholders of each Advantus Fund and recommends that you vote for the reorganization of your Advantus Fund. As explained below, the reorganizations are expected to be tax free.

      Shareholders of Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value Stock Portfolio also are being asked to approve a definitive investment advisory agreement between Advantus Series Fund, on their behalf, and WRIMCO. This definitive agreement will replace an interim investment advisory agreement between Advantus Series Fund and WRIMCO that has been in effect since May 1, 2003 and that expires on September 27, 2003. In April 2003, Advantus Capital and certain companies affiliated Advantus Capital entered into a Strategic Alliance Agreement and a related Purchase Agreement with Waddell & Reed Financial, Inc. (“W&R”), a leading U.S. mutual fund firm, WRIMCO, and certain other companies affiliated with W&R. As a result of entering into these agreements, Advantus Capital no longer had the portfolio management resources necessary to actively manage non-real estate equity assets. Advantus Capital therefore resigned as the investment adviser for the Advantus Funds that are not managed by sub-advisers, and the Board of Directors approved an interim investment advisory agreement with WRIMCO relating to these Advantus Funds. This interim investment advisory agreement expires on September 27, 2003. Shareholders of these Advantus Funds are being asked to approve a definitive investment advisory agreement between Advantus Series Fund and WRIMCO that will remain in effect until the reorganizations.

      Why do I need to vote on a definitive investment advisory agreement with WRIMCO?

      Normally, a mutual fund’s investment advisory agreement must be approved by the fund’s shareholders in advance of the effective date of that agreement. However, federal securities laws allow an investment adviser to serve as the adviser to a mutual fund under an interim contract that has not been approved by shareholders if certain conditions are met. These conditions include the requirement that the interim agreement contain terms that are substantially identical to those of the investment advisory agreement previously in effect, that fees payable under the interim agreement be held in escrow until shareholders approve a definitive investment advisory agreement, and that the interim advisory agreement last no longer than 150 days. Because of this last requirement, the interim advisory agreement between Advantus Series Fund and WRIMCO will expire on September 27, 2003. Because the reorganizations may not occur before this date, shareholders need to approve a definitive investment advisory agreement.

      Why is the reorganization being proposed?

      Under the Strategic Alliance Agreement and Purchase Agreement mentioned above, Advantus Capital agreed to sell to WRIMCO its assets related to the Advantus Funds, which are all of the actively managed, non-real estate equity series of Advantus Series Fund. In order to integrate the Advantus Funds into the family of investment companies managed by WRIMCO and its affiliates, Advantus Capital has recommended to the Advantus Funds’ Board of Directors that each Advantus Fund be merged into a comparable mutual fund in W&R Target Funds, Inc., an investment company managed by WRIMCO. Each Advantus Fund will be merged into an existing portfolio of W&R Target Funds with similar investment objectives and strategies, or, where there is no similar portfolio, into a newly formed portfolio of W&R Target Funds.

      How do the investment objectives and strategies of the Advantus Funds compare to those of the W&R Funds?

      Five of the Advantus Funds — Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value Stock Portfolio — have been managed by WRIMCO since May 1, 2003 using investment strategies that are substantially identical to those used by WRIMCO in managing the W&R Funds into which they will be reorganized. As a result, each of these Advantus Funds has investment objectives that are substantially similar and investment strategies that are substantially identical to those of its corresponding W&R Fund.

      Advantus International Stock Portfolio, Advantus Small Company Value Portfolio and Advantus Micro Cap Growth Portfolio will continue to be managed by the same sub-advisers following their reorganizations into W&R Funds. Each of these Advantus Funds therefore has investment objectives that are substantially similar and investment strategies that are substantially similar to those of its corresponding W&R Fund.

      Advantus Small Company Growth Fund is currently managed by a sub-adviser. The W&R Fund into which it will be reorganized is managed by WRIMCO. Thus, although the investment objectives and strategies of the Advantus Small Company Growth Fund and its corresponding W&R Fund are similar, there are some differences.

      Please see “Proposal One — Comparison of Fund Investment Objectives, Strategies and Risks,” beginning on page      of the attached proxy statement/prospectus for a detailed description of the investment objectives and strategies of the Advantus Funds and the W&R Funds.

      What are the advantages of the reorganization for Advantus Fund shareholders?

      Combining your Advantus Fund with a W&R Fund will allow you to continue your investment in a fund with a similar investment objective and similar investment strategies. Although the expense ratios for the W&R Funds are significantly higher than those of the Advantus Funds in most cases due to higher management fees, the expense structures of the W&R Funds are competitive and within industry norms. Also, despite these higher expenses, the performance of the W&R Funds compares favorably to that of the Advantus Funds. In addition, there will be greater and broader distribution opportunities for the combined funds, increasing the likelihood that the funds will grow and net expenses will decline over time. Your Board of Directors has determined that the expected advantages to shareholders more than outweigh the disadvantages, and that the reorganizations will be in the best interests of shareholders.

      When would the reorganization take place for my Advantus Fund?

      If approved by shareholders, the reorganization for each Advantus Fund is expected to occur on or about September      , 2003.

      Will I receive new shares in exchange for my current shares?

      Yes. Upon approval of the reorganization, each W&R Fund will acquire all of the assets of its corresponding Advantus Fund in exchange for newly issued W&R Fund shares. These W&R Fund shares in turn will be distributed pro rata to Advantus Fund shareholders in complete liquidation of the Advantus Fund. Your participating insurance company, on your behalf, will receive shares of the W&R Fund with an aggregate value equal to the aggregate value of your Advantus Fund shares on the effective date of the reorganization.

      Is there anything I need to do to convert my shares?

      No. On the closing date of the reorganization, the Advantus Fund shares that fund benefits under your variable annuity or variable life insurance contract automatically will be exchanged for shares of the corresponding W&R Fund. The total value of the W&R Fund shares that a shareholder receives in the reorganization will be the same as the total value of the Advantus Fund shares held by the shareholder immediately before the reorganization.

      Can I redeem my Advantus Fund shares before the reorganization takes place?

      Yes. You can redeem your Advantus Fund shares before the reorganization takes place and select another fund that is available as an underlying investment for your variable annuity contract or variable life insurance policy. Your participating insurance company can provide you with more information about the consequences of redeeming your shares.

      Who will pay the costs of the reorganization?

      These expenses will be borne by Advantus Capital — not by shareholders of the Advantus Funds.

      Will I incur taxes as a result of the reorganization?

      The reorganization is expected to be tax-free for federal income tax purposes to both the insurance companies whose separate accounts hold Advantus Fund shares and to Beneficial Owners. Generally, neither shareholders nor Beneficial Owners will incur capital gains or losses on the exchange of W&R Fund shares for Advantus Fund shares. Furthermore, the cost basis of each investment will remain the same.

      Has the Board of Directors of the Advantus Funds approved the proposals?

      Yes. The Advantus Funds’ Board approved the proposals and recommends that you vote for each proposal.

      When should I vote?

      Please vote as soon as possible, by completing, signing and returning the enclosed voting instruction form(s). A postage-paid envelope is enclosed for this purpose.

ADVANTUS SERIES FUND, INC.

Advantus Asset Allocation Portfolio

Advantus Capital Appreciation Portfolio
Advantus Growth Portfolio
Advantus Core Equity Portfolio
Advantus Value Stock Portfolio
Advantus Small Company Growth Portfolio
Advantus International Stock Portfolio
Advantus Small Company Value Portfolio
Advantus Micro-Cap Growth Portfolio

400 Robert Street North

St. Paul, Minnesota 55101

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

To Be Held On September 19, 2003

       Notice is hereby given that a Special Meeting of Shareholders of the Advantus Funds listed above (each an “Advantus Fund” and collectively, the “Advantus Funds”), will be held at the offices of Advantus Capital Management, Inc., 400 Robert Street North, St. Paul, Minnesota 55101, on September 19, 2003 at                     .m. Central time, for the purposes of considering the proposals set forth below.

1. For shareholders of each Advantus Fund, to approve an Agreement and Plan of Reorganization providing for the transfer of all assets of each Advantus Fund to a comparable portfolio in W&R Target Funds, Inc., in exchange for shares of that comparable portfolio and the assumption by that portfolio of all of the applicable Advantus Fund’s liabilities. The shares so received will be distributed to shareholders of the applicable Advantus Fund, which will be terminated or dissolved as soon as practicable thereafter. A vote in favor of the Agreement and Plan of Reorganization will also be considered a vote in favor of an amendment to the articles of incorporation of Advantus Series Fund, Inc., which is required to effect the reorganization.

2. For shareholders of the Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value Stock Portfolio, to approve a definitive investment advisory agreement between Advantus Series Fund, Inc., on behalf of these Advantus Funds, and Waddell & Reed Investment Management Company.

      Shareholders of record of each Advantus Fund as of the close of business on July 24, 2003 are entitled to notice of, and to vote at, this meeting or any adjournment of this meeting.

      Each Advantus Fund issues and sells its shares to the separate accounts of Minnesota Life Insurance Company (“Minnesota Life”) and to the separate accounts of other life insurance companies, including but not limited to life insurance affiliates of Minnesota Life. The separate accounts hold shares of mutual funds, including the Advantus Funds, which fund benefits under variable annuity contracts or variable life insurance contracts issued by Minnesota Life or the other insurance companies. As the owners of the assets held in the separate accounts, these insurance companies are the sole shareholders of the Advantus Funds and are entitled to vote all of the shares of each Advantus Fund. However, pursuant to applicable laws, contracts, or other arrangements, the insurance companies vote outstanding shares of the Advantus Funds in accordance with instructions received from the owners of the annuity and life insurance contracts (the “Beneficial Owners”). This Notice is being delivered to Beneficial Owners of one or more of the Advantus Funds as of the record date, so that they may instruct the insurance companies how to vote the shares of the Advantus Funds underlying their contracts. Beneficial Owners of each Advantus Fund will vote separately on each proposal. A proposal will be effected as to a particular Advantus Fund only if that Fund’s shareholders approve the proposal.

      Beneficial owners are requested to execute and return promptly the accompanying voting instruction card, which is being solicited by the Board of Directors of the Advantus Funds. You may execute the voting instruction card using the methods described therein. Instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed instruction card or by attending the meeting and voting in person.

By Order of the Board of Directors

/s/ MICHAEL J. RADMER

Michael J. Radmer
Secretary

Dated: July      , 2003

PROXY STATEMENT/ PROSPECTUS

Dated July      , 2003

RELATING TO THE ACQUISITION OF THE

FOLLOWING SERIES OF ADVANTUS SERIES FUND, INC.:
Advantus Asset Allocation Portfolio
Advantus Capital Appreciation Portfolio
Advantus Growth Portfolio
Advantus Core Equity Portfolio
Advantus Value Stock Portfolio
Advantus Small Company Growth Portfolio
Advantus International Stock Portfolio
Advantus Small Company Value Portfolio
Advantus Micro-Cap Growth Portfolio

400 Robert Street North

St. Paul, Minnesota 55101-2098
800-665-6005

BY AND IN EXCHANGE FOR SHARES OF THE

FOLLOWING SERIES OF W&R TARGET FUNDS, INC.:
W&R Balanced Portfolio
W&R Growth Portfolio
W&R Core Equity Portfolio
W&R Value Portfolio
W&R Small Cap Portfolio
W&R International II Portfolio
W&R Small Company Value Portfolio
W&R Micro-Cap Growth Portfolio

6300 Lamar Avenue

Shawnee Mission, Kansas 66201-9217
888-WADDELL

      This Proxy Statement/ Prospectus is furnished in connection with the solicitation of proxies by the Board of Directors of Advantus Series Fund, Inc. for the Special Meeting of Shareholders of Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio, Advantus Value Stock Portfolio, Advantus Small Company Growth Portfolio, Advantus International Stock Portfolio, Advantus Small Company Value Portfolio and Advantus Micro-Cap Growth Portfolio (each an “Advantus Fund” and collectively the “Advantus Funds”), to be held on September 19, 2003 at             .m. Central time, at the offices of Advantus Capital Management, Inc. (“Advantus Capital”), 400 Robert Street North, St. Paul, Minnesota 55101.

      Shareholders of each Advantus Fund, voting separately, will be asked to consider and approve an Agreement and Plan of Reorganization (the “Reorganization Plan”), pursuant to which all of the assets and liabilities of each Advantus Fund would be acquired by a series of W&R Target Funds, Inc. with similar investment objectives and strategies (each a “W&R Fund” and collectively the “W&R Funds”) in return for shares of that W&R Fund.

      Shareholders of Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio, and Advantus Value Stock Portfolio, voting separately, also will be asked to approve a definitive investment advisory agreement (the “Definitive Agreement”) between Advantus Series Fund and Waddell & Reed Investment Management Company (“WRIMCO”). The Definitive Agreement will replace an interim investment advisory agreement pursuant to which WRIMCO currently serves as investment adviser to these Advantus Funds.

      The following table illustrates which proposals are to be voted on by shareholders of an Advantus Fund:

Advantus Fund	Proposal

	Approve Agreement and	Approve Definitive Investment
	Plan of Reorganization	Advisory Agreement With WRIMCO

Asset Allocation Portfolio	X	X
Capital Appreciation Portfolio	X	X
Growth Portfolio	X	X
Core Equity Portfolio	X	X
Value Stock Portfolio	X	X
Small Company Growth Portfolio	X
International Stock Portfolio	X
Small Company Value Portfolio	X
Micro-Cap Growth Portfolio	X

      Shares of the Advantus Funds are sold only in connection with investments in and payments under variable annuity contracts and variable life insurance contracts issued by Minnesota Life Insurance Company (“Minnesota Life”) and other life insurance companies, including but not limited to life insurance affiliates of Minnesota Life. Individual contract owners (“Beneficial Owners”) are not the “shareholders” of the Advantus Funds. Rather, the insurance companies and their separate accounts are the shareholders. Each insurance company will offer to Beneficial Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the items to be considered at the meeting. This Proxy Statement/ Prospectus is therefore furnished to Beneficial Owners entitled to give voting instructions with regard to the Advantus Funds.

      THE BOARD OF DIRECTORS OF THE ADVANTUS FUNDS UNANIMOUSLY RECOMMENDS APPROVAL OF THE REORGANIZATION PLAN AND THE DEFINITIVE AGREEMENT.

      This Proxy Statement/ Prospectus sets forth concisely the information that a Beneficial Owner should know before giving instructions on the proposals and should be retained for future reference. Additional Information is set forth in the Statement of Additional Information dated July      , 2003, relating to this Proxy Statement/ Prospectus, which is incorporated herein by reference. A copy of the Statement of Additional Information has been filed with the Securities and Exchange Commission (“SEC”) and is available upon request and without charge by calling or writing the W&R Funds at the address and telephone number shown above.

      The following documents, which include more information about the Advantus Funds and the W&R Funds, also are incorporated by reference into this Proxy Statement/ Prospectus. These documents have been filed with the SEC and are available without charge by writing or calling the Advantus Funds or W&R Funds at the address and telephone numbers shown above:

•	Prospectus dated May 1, 2003 of W&R Target Funds, Inc. relating to all of the W&R Funds other than W&R International II Portfolio, W&R Micro Cap Growth Portfolio and W&R Small Company Value Portfolio (SEC File Nos. 811-5017/33-11466). A copy of the prospectus is included as Appendix D to this Proxy Statement/ Prospectus.

•	Prospectus dated July , 2003 of W&R Target Funds, Inc. relating to the W&R International II Portfolio, W&R Micro Cap Growth Portfolio and W&R Small Company Value Portfolio (SEC File Nos. 811-5017/33-11466). A copy of the prospectus is included as Appendix E to this Proxy Statement/ Prospectus.

•	Prospectus dated May 1, 2003 of Advantus Series Fund, Inc. (SEC File Nos. 811-4279/2-96990).

i

•	Advantus Series Fund, Inc. Annual Report for the fiscal year ended December 31, 2002, filed with the Securities and Exchange Commission on February 28, 2003 (SEC File No. 811-4279).

      This Proxy Statement/ Prospectus, the Notice of Special Meetings and voting instruction card(s) are expected to be sent to Beneficial Owners beginning on or about                     , 2003.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/ PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ii

PROPOSAL ONE APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION	1
Summary	1
Comparison of Fund Expenses	2
Comparison of Fund Investment Objectives, Policies and Risks	6
Comparison of Fund Performance	16
Comparison of Operations	25
Information About the Reorganizations	28
Capitalization	31
Shareholder Rights	32
PROPOSAL TWO APPROVAL OF A DEFINITIVE INVESTMENT ADVISORY AGREEMENT WITH WRIMCO	36
Background	36
The Interim Investment Advisory Agreement	36
The Definitive Investment Advisory Agreement	36
Additional Information About WRIMCO	38
Board Considerations	39
INFORMATION ABOUT THE W&R FUNDS AND THE ADVANTUS FUNDS	40
W&R Funds	40
Advantus Funds	40
VOTING INFORMATION	41
General Information	41
Voting Rights and Required Vote	41
Record Date and Outstanding Shares	42
Security Ownership of Certain Beneficial Owners and Management	42
Other Business	42
Shareholder Proposals	42
Board Recommendations	42
APPENDIX A AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B DEFINITIVE INVESTMENT ADVISORY AGREEMENT	B-1
APPENDIX C W&R TARGET FUNDS MANAGER DISCUSSIONS	C-1
APPENDIX D W&R TARGET FUNDS PROSPECTUS	D-1
APPENDIX E W&R TARGET FUNDS PROSPECTUS FOR INTERNATIONAL II, SMALL COMPANY VALUE AND MICRO-CAP GROWTH PORTFOLIOS	E-1

iii

PROPOSAL ONE

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary

      This summary is qualified in its entirety by reference to the additional information contained elsewhere in, or incorporated by reference into, this Proxy Statement/ Prospectus, and the Reorganization Plan, which is attached to this Proxy Statement/ Prospectus as Appendix A.

About the Proposed Reorganization

      The Board of Directors of Advantus Series Fund has voted to recommend approval of the Reorganization Plan to the shareholders of each Advantus Fund. The Reorganization Plan provides that each Advantus Fund will transfer all of its assets and liabilities to the corresponding W&R Fund listed opposite its name in the following chart:

Advantus Fund	W&R Fund

Advantus Asset Allocation Portfolio	W&R Balanced Portfolio
Advantus Capital Appreciation Portfolio	W&R Growth Portfolio
Advantus Growth Portfolio	W&R Growth Portfolio
Advantus Core Equity Portfolio	W&R Core Equity Portfolio
Advantus Value Stock Portfolio	W&R Value Portfolio
Advantus Small Company Growth Portfolio	W&R Small Cap Portfolio
Advantus International Stock Portfolio	W&R International II Portfolio*
Advantus Small Company Value Portfolio	W&R Small Company Value Portfolio*
Advantus Micro-Cap Growth Portfolio	W&R Micro-Cap Growth Portfolio*

*	A newly formed W&R Fund that will not have any assets prior to the Reorganization.

      In exchange for the transfer of these assets and liabilities, each W&R Fund will issue shares to the corresponding Advantus Fund listed above, in an amount equal in value to the aggregate net assets of the Advantus Fund. These asset transfers and share issuances (the “Reorganizations”) are expected to occur on or about September      , 2003 (the “Closing Date”), based on the value of each Advantus Fund’s assets as of the close of the regular trading session on the New York Stock Exchange (normally, 3:00 p.m. Central time) on the business day immediately prior to the Closing Date (the “Effective Time”). As soon as practicable after the transfer of all of an Advantus Fund’s assets and liabilities, that Advantus Fund will make a liquidating distribution to its shareholders of the W&R Fund shares that it received, so that a holder of shares in an Advantus Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding W&R Fund with the same aggregate value as the shareholder had in the Advantus Fund at the Effective Time. On the Closing Date, shareholders of each Advantus Fund will become shareholders of the corresponding W&R Fund. Each Advantus Fund will then be terminated as soon as practicable thereafter. The closing of each Reorganization (each a “Closing”) is contingent upon the approval of the Reorganization Plan by the shareholders of the applicable Advantus Fund.

      As a result of the Reorganizations, Beneficial Owners of an Advantus Fund will become Beneficial Owners of the corresponding W&R Fund. Beneficial Owners of each Advantus Fund will vote separately on the Reorganization of their Fund, with each Reorganization separate and distinct from the other. The Reorganization of each Advantus Fund is not contingent upon the Reorganization of any other Advantus Fund.

      The Reorganization of each Fund is intended to qualify as a tax-free reorganization for federal income tax purposes. If it so qualifies, neither the Advantus Funds nor the insurance companies or separate accounts holding Advantus Fund shares will recognize taxable gain or loss as a result of the Reorganizations. Generally, neither shareholders nor Beneficial Owners will incur capital gains or losses on the exchange of W&R Fund shares for Advantus Fund shares. Furthermore, the cost basis of each investment will remain the same.

Advantus Series Fund and W&R Target Funds

      Advantus Series Fund, Inc., which was organized as a Minnesota corporation on February 22, 1985, is an open-end management investment company consisting of various investment portfolios or series, each of which is a separate mutual fund. Each of the Advantus Funds is a series of the Advantus Series Fund.

      W&R Target Funds, Inc., which was organized as a Maryland corporation on December 2, 1986, also is an open-end management investment company consisting of various investment portfolios or series. Each of the W&R Funds is a series of W&R Target Funds.

      The investment objectives and strategies of each Advantus Fund are similar to those of its corresponding W&R Fund. Both the Advantus Funds and the W&R Funds offer a single class of shares only to the separate accounts of insurance companies to fund variable life insurance policies and variable annuity contracts issued by those companies. The shares of both the Advantus Funds and the W&R Funds are offered without a front-end or contingent deferred sales charge. Shares of both the Advantus Funds and the W&R Funds are subject to Rule 12b-1 fees equal, on an annual basis, to .25% of average net assets.

Comparison of Fund Expenses

      The Advantus Funds and the W&R Funds, like all mutual funds, incur certain expenses in their operations and shareholders pay these expenses indirectly. These expenses include management fees as well as the costs of maintaining accounts, administration, and other activities. The following tables (a) compare the fees and expenses as of December 31, 2002 for each Advantus Fund and its corresponding W&R Fund (except for the newly formed W&R Funds, W&R International II Portfolio, W&R Micro-Cap Growth Portfolio and W&R Small Company Value Portfolio, which were not in existence on that date) and (b) show the estimated fees and expenses for the W&R Funds on a pro forma basis as of that date after giving effect to the Reorganization. The tables do not reflect the fees and expenses associated with the variable annuity and variable life insurance contracts for which the Advantus Funds and the W&R Funds serve as investment vehicles.

Annual Fund Operating Expenses (As a Percentage of Average Net Assets)

For the Fiscal Year Ended December 31, 2002 (Unaudited)

			W&R Balanced
	W&R	Advantus Asset	Estimated
Annual Fund Operating Expenses	Balanced	Allocation	Combined

Fees Paid Directly From Your Investment
Management Fees	0.70%	0.35%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.06%	0.05%	0.04%
Total Annual Operating Expenses	1.01%	0.65%	0.99%

		Advantus		W&R Growth
	W&R	Capital	Advantus	Estimated
Annual Fund Operating Expenses	Growth	Appreciation	Growth	Combined

Fees Paid Directly From Your Investment
Management Fees	0.70%	0.50%	0.45%	0.69	%(1)
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.04%	0.08%	0.06%	0.04%
Total Annual Operating Expenses	0.99%	0.83%	0.76%	0.98	%(2)

(1)	If only Advantus Capital Appreciation or Advantus Growth completed its reorganization into W&R Growth, this “Management Fees” figure would change to 0.70%.

(2)	If only Advantus Capital Appreciation or Advantus Growth completed its reorganization into W&R Growth, this “Total Annual Operating Expenses” figure would change to 0.99%.

			W&R Core
	W&R Core	Advantus Core	Equity Estimated
Annual Fund Operating Expenses	Equity	Equity(1)	Combined

Fees Paid Directly From Your Investment
Management Fees	0.70%	0.50%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.04%	0.51%	0.04%
Total Annual Operating Expenses	0.99%	1.26%	0.99%

(1)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.32% of the average net assets of Advantus Core Equity Portfolio. After such absorption, the ratio of total operating expenses to average net assets is 1.07%. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

			W&R Value
		Advantus Value	Estimated
Annual Fund Operating Expenses	W&R Value	Stock	Combined

Fees Paid Directly From Your Investment
Management Fees	0.70%	0.50%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.09%	0.08%	0.05%
Total Annual Operating Expenses	1.04%	0.83%	1.00%

		Advantus Small	W&R Small Cap
	W&R	Company	Estimated
Annual Fund Operating Expenses	Small Cap	Growth	Combined

Fees Paid Directly From Your Investment
Management Fees	0.85%	0.65%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.09%	0.08%	0.05%
Total Annual Operating Expenses	1.15%	0.98%	1.15%

			W&R
		Advantus	International II
	W&R	International	Estimated
Annual Fund Operating Expenses	International II(1)	Stock	Combined

Fees Paid Directly From Your Investment
Management Fees	0.85%	0.60%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.09%	0.14%	0.09%
Total Annual Operating Expenses	1.19%	0.99%	1.19%

(1)	This is a newly organized shell W&R Fund. The management fees are the fees payable by the W&R Fund pursuant to the investment management agreement approved by the W&R Target Funds Board of Directors, including a majority of the disinterested directors, at a special meeting held by telephone on June 24, 2003, subject to re-approval by the W&R Target Funds Board of Directors, and at least a majority of the disinterested directors, at the regular, in-person meeting scheduled for August 20,

2003. Since the June Board meeting no circumstances have arisen, and no circumstances are anticipated to arise, that would be likely to result in the failure of the investment management agreement to receive re-approval by the Board and by a majority of the disinterested directors at the August Board meeting. “Other expenses” for the shell W&R Fund are estimated, since it has not yet commenced operations.

			W&R Small Company
	W&R Small	Advantus Small	Value Estimated
Annual Fund Operating Expenses	Company Value(1)	Company Value(2)	Combined

Fees Paid Directly From Your Investment
Management Fees	0.85%	0.70%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.17%	0.22%	0.17%
Total Annual Operating Expenses	1.27%	1.17%	1.27%

(1)	This is a newly organized shell W&R Fund. The management fees are the fees payable by the W&R Fund pursuant to the investment management agreement approved by the W&R Target Funds Board of Directors, including a majority of the disinterested directors, at a special meeting held by telephone on June 24, 2003, subject to re-approval by the W&R Target Funds Board of Directors, and at least a majority of the disinterested directors, at the regular, in-person meeting scheduled for August 20, 2003. Since the June Board meeting no circumstances have arisen, and no circumstances are anticipated to arise, that would be likely to result in the failure of the investment management agreement to receive re- approval by the Board and by a majority of the disinterested directors at the August Board meeting. “Other expenses” for the shell W&R Fund are estimated, since it has not yet commenced operations.

(2)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.15% of the average net assets of Advantus Small Company Value Portfolio. After such absorption, the ratio of total operating expenses to average net assets is 1.10%. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

			W&R Micro-Cap
	W&R Micro-Cap	Advantus Micro-Cap	Growth Estimated
Annual Fund Operating Expenses	Growth(1)	Growth(2)	Combined

Fees Paid Directly From Your Investment
Management Fees	0.95%	0.95%	0.95%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.14%	0.25%	0.14%
Total Annual Operating Expenses	1.34%	1.45%	1.34%

(1)	This is a newly organized shell W&R Fund. The management fees are the fees payable by the W&R Fund pursuant to the investment management agreement approved by the W&R Target Funds Board of Directors, including a majority of the disinterested directors, at a special meeting held by telephone on June 24, 2003, subject to re-approval by the W&R Target Funds Board of Directors, and at least a majority of the disinterested directors, at the regular, in-person meeting scheduled for August 20, 2003. Since the June Board meeting no circumstances have arisen, and no circumstances are anticipated to arise, that would be likely to result in the failure of the investment management agreement to receive re- approval by the Board and by a majority of the disinterested directors at the August Board meeting. “Other expenses” for the shell W&R Fund are estimated, since it has not yet commenced operations.

(2)	Advantus Capital is currently absorbing “other expenses,” excluding management fees and 12b-1 fees, in excess of 0.14% of the average net assets of Advantus Micro-Cap Growth Portfolio. After such absorption, the ratio of total operating expenses to average net assets is 1.34%. Advantus Capital reserves the right to discontinue such absorption at any time in its sole discretion.

Examples

      The following examples help you compare the cost of investing in each Advantus Fund with the cost of investing in other mutual funds by showing what your costs may be over time. It uses the same assumptions that other funds use in their prospectuses:

•	$10,000 initial investment

•	5% return for each year

•	each Fund’s operating expenses remain the same for each period

•	redemption after the end of each period

•	reinvestment of all dividends and distributions

Your actual costs may be higher or lower, so these examples should be used for comparison only. Based on these assumptions, your costs at the end of each time period would be:

Fund	1 Year	3 Years	5 Years	10 Years

W&R Balanced Portfolio	$103	$322	$558	$1,236
Advantus Asset Allocation Portfolio	66	208	362	810
Pro Forma Combined	101	315	547	1,213

Fund	1 Year	3 Years	5 Years	10 Years

W&R Growth Portfolio (Fund A)	$101	$315	$547	$1,213
Advantus Capital Appreciation Portfolio (Fund B)	85	265	460	1,025
Advantus Growth Portfolio (Fund C)	78	243	422	942
Pro Forma Combined Fund A + Fund B + Fund C	100	312	542	1,201
Pro Forma Combined Fund A + Fund B	101	315	547	1213
Pro Forma Combined Fund A + Fund C	101	315	547	1213

Fund	1 Year	3 Years	5 Years	10 Years

W&R Core Equity Portfolio	$101	$315	$547	$1,213
Advantus Core Equity Portfolio	128	400	692	1,523
Pro Forma Combined	101	315	547	1,213

Fund	1 Year	3 Years	5 Years	10 Years

W&R Value Portfolio	$106	$331	$574	$1,271
Advantus Value Stock Portfolio	85	265	460	1,025
Pro Forma Combined	102	318	552	1,225

Fund	1 Year	3 Years	5 Years	10 Years

W&R Small Cap Portfolio	$117	$365	$633	$1,398
Advantus Small Company Growth Portfolio	100	312	542	1,201
Pro Forma Combined	117	365	633	1,398

Fund	1 Year	3 Years	5 Years	10 Years

W&R International II Portfolio	$121	$378	$654	$1,443
Advantus International Stock Portfolio	101	315	547	1,213
Pro Forma Combined	121	378	654	1,443

Fund	1 Year	3 Years	5 Years	10 Years

W&R Small Company Value Portfolio	$129	$403	$697	$1,534
Advantus Small Company Value Portfolio	119	372	644	1,420
Pro Forma Combined	129	403	697	1,534

Fund	1 Year	3 Years	5 Years	10 Years

W&R Micro-Cap Growth Portfolio	$136	$425	$734	$1,613
Advantus Micro-Cap Growth Portfolio	148	459	792	1,735
Pro Forma Combined	136	425	734	1,613

Comparison of Fund Investment Objectives, Strategies and Risks

      This section will help you compare the investment objectives, strategies and risks of each W&R Fund with its corresponding Advantus Fund. The investment objective of each Advantus Fund is fundamental and may not be changed without shareholder approval. The investment objectives of the W&R Funds may be changed by the Board of Directors of those Funds, without the approval of shareholders.

      Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value Stock Portfolio have been managed by WRIMCO since May 1, 2003 using investment strategies that are substantially identical to those used by WRIMCO in managing the corresponding W&R Funds into which these Advantus Funds will be reorganized. In addition, the current sub-advisers for Advantus International Stock Portfolio, Advantus Small Company Value Portfolio and Advantus Micro-Cap Growth Portfolio will act as sub-advisers for the corresponding W&R Funds following the Reorganizations. As a result, each of these Advantus Funds has investment policies and risks that are substantially similar to those of its corresponding W&R Fund. Advantus Small Company Growth Fund is currently managed by a sub-adviser, but the W&R Fund into which it will be reorganized is managed by WRIMCO. Therefore, although the investment objectives and strategies of the Advantus Small Company Growth Fund and its corresponding W&R Fund are similar, there are some differences.

      Please be aware that this is only a brief discussion. More complete information may be found in the Advantus Funds’ and W&R Funds’ prospectuses

Advantus Asset Allocation Portfolio/ W&R Balanced Portfolio

Investment Objectives

•	Advantus Asset Allocation Portfolio: As high a level of long-term total rate of return as is consistent with prudent investment risk.

•	W&R Balanced Portfolio: Current income to the extent that, in WRIMCO’s opinion, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term appreciation of capital.

Investment Strategies

      Advantus Asset Allocation Portfolio and W& R Balanced Portfolio are managed by WRIMCO using the same investment strategies. Each Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In general, each Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolios own common stocks in order to provide possible appreciation of capital and some dividend income. Each Portfolio ordinarily invests at least 25% of its total assets in fixed income securities.

      In its equity investments, the Portfolios invest primarily in medium to large, well-established companies, that typically issue dividend producing securities. The majority of the Portfolios’ debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by Standard & Poor’s Ratings Service or Baa and higher by Moody’s Investors Service, Inc. or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolios have no limitations on the range of maturities of debt securities in which they may invest. Each Portfolio may invest in foreign securities.

      WRIMCO may look at a number of factors in selecting securities for a Portfolio. For equity investments, WRIMCO may emphasize a blend of value and growth potential. For value securities, WRIMCO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, WRIMCO seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolios, WRIMCO seeks high-quality securities with minimal credit risk.

      Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income or otherwise to take advantage of attractive investment opportunities and/or to raise cash.

      When WRIMCO believes that a temporary defensive position is desirable, each Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, a Portfolio may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Asset Allocation Portfolio and W&R Balanced Portfolio are the same, each Portfolio is subject to the same types of risk. An investment in either Portfolio may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Credit Risk — the risk that an issuer of a debt security or other fixed income obligation will not make payments on the security when due.

•	Income Risk — the risk that the Portfolio may experience a decline in its income due to falling interest rates.

•	Interest Rate Risk — the risk that the value of a debt security or other fixed income obligation will increase or decrease due to changes in market interest rates.

•	Market Risk — the risk that equity and debt securities are subject to adverse trends in equity and debt markets.

•	Portfolio Risk — the risk that Portfolio performance may not meet or exceed that of the market as a whole.

•	Manager Risk — the Portfolio’s performance will be affected by WRIMCO’s skill in allocating the Portfolio’s assets among different types of investments.

•	Foreign Securities Risk — the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio/ W&R Growth Portfolio

Investment Objectives

•	Advantus Capital Appreciation Portfolio: Growth of capital.

•	Advantus Growth Portfolio: Long-term accumulation of capital. Current income is a factor in the selection of securities, but is a secondary objective.

•	W&R Growth Portfolio: Capital growth, with current income as a secondary goal.

Investment Strategies

      Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio and W&R Growth Portfolio are managed by WRIMCO using the same investment strategies. Each Portfolio seeks to achieve its goals by investing primarily in common stocks of U.S. and, to a lesser extent, foreign companies. Generally, a Portfolio may invest in a wide range of marketable securities that, in WRIMCO’s opinion, offer the potential for growth. Each Portfolio typically invests in companies having a market capitalization of at least $1 billion, although they may invest in companies of any size. The Portfolios generally emphasize investments in the faster growing sectors of the economy, such as the technology, healthcare and consumer-oriented sectors.

      In selecting securities for the Portfolios, WRIMCO utilizes a combination of quantitative and fundamental research. Quantitative research focuses on identifying companies with attractive growth, profitability and valuation measures. Fundamental research analyzes a specific company to examine its competitive position within its industry and to determine its growth expectations. A security may be sold when WRIMCO believes the company’s growth and/or profitability characteristics are deteriorating, it no longer maintains a competitive advantage or more attractive opportunities arise.

      When WRIMCO believes that a temporary defensive position is desirable, each Portfolio may invest up to all of its assets in cash or fixed-income securities or in common stocks chosen for their relative stability, rather than for their growth potential. By taking a defensive position, a Portfolio may not achieve its investment objectives.

Investment Risks

      Because the investment strategies of Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio and W&R Balanced Portfolio are the same, each Portfolio is subject to the same types of risk.

An investment in any of these Portfolios may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Growth Stock Risk — the risk that if the assessment by the Portfolio’s investment adviser of a company’s prospective earnings growth or judgment of how other investors assess the company’s earnings growth is wrong, then the value of the company’s securities may decrease or not approach the value that the Portfolio’s investment adviser has placed on it.

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

•	Portfolio Risk — the risk that Portfolio performance may not meet or exceed that of the market as a whole.

•	Small Company Risk — the risk that equity securities of small capitalization companies are subject to greater price volatility due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth.

•	Manager Risk — the Portfolio’s performance will be affected by WRIMCO’s skill in evaluating and selecting securities for the Portfolio.

•	Foreign Securities Risk — the risk that the value of foreign securities may be subject to greater volatility than domestic securities due to factors such as currency fluctuations and political or economic conditions affecting the foreign country.

Advantus Core Equity Portfolio/ W&R Core Equity Portfolio

Investment Objectives

•	Advantus Core Equity Portfolio: High total return.

•	W&R Core Equity Portfolio: Capital growth and income.

Investment Strategies

      Advantus Core Equity Portfolio and W&R Core Equity Portfolio are managed by WRIMCO using the same investment strategies. Portfolio seeks to achieve its goal by primarily investing, during normal market conditions, in common stocks of large, high-quality U.S., and to a lesser extent foreign, companies that have the potential for capital appreciation, or that WRIMCO expects to resist market decline, and that are well known, have been consistently profitable and have dominant market positions in their industries. Advantus Core Equity Portfolio will, under normal market conditions, invest at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in equity securities. Although the Portfolios typically invest in large companies, they may invest in securities of any size company.

      WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including a company’s: (1) profitability record; (2) history of improving sales and profits; (3) management; (4) leadership position in its industry; (5) stock price value; and (6) dividend payment history. Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/ or continued dividend payments. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

      When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to all of a Portfolio’s assets, including any one or more of the following: (1) hold cash, commercial paper, certificates of deposit or other short-term investments; (2) invest in debt securities

(including short-term U.S. Government securities); and (3) invest in convertible preferred stock. By taking a temporary defensive position a Portfolio may not achieve its investment objectives.

Investment Risks

      Because the investment strategies of Advantus Core Equity Portfolio and W&R Core Equity Portfolio are the same, each Portfolio is subject to the same types of risk. An investment in either Portfolio may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Large Company Risk — the risk that a portfolio of very large capitalization company securities may underperform the market as a whole.

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

•	Portfolio Risk — the risk that Portfolio performance may not meet or exceed that of the market as a whole.

•	Manager Risk — the Portfolio’s performance will be affected by WRIMCO’s skill in evaluating and selecting securities for the Portfolio.

•	Foreign Securities Risk — the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities.

Advantus Value Stock Portfolio/ W&R Value Portfolio

Investment Objectives

•	Advantus Value Stock Portfolio: Long-term accumulation of capital.

•	W&R Value Portfolio: Long-term capital appreciation.

Investment Strategies

      Advantus Value Stock Portfolio and W&R Value Portfolio are managed by WRIMCO using the same investment strategies. Each Portfolio seeks to achieve its goal by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Portfolios seek to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolios typically invests in large-cap companies, they may invest in securities of any size company.

      WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolios. The Portfolios will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Portfolios may also invest in growth stocks that are, in WRIMCO’s opinion, temporarily undervalued.

      WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. WRIMCO considers numerous factors in its analysis of issuers and stocks, including the following: (1) intrinsic value of the company not reflected in stock price; (2) historical earnings growth; (3) future expected earnings growth; (4) company’s position in its respective industry; (5) industry conditions; (6) competitive strategy; (7) management capabilities; and (8) free cash flow potential. A Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO’s expectations.

      When WRIMCO believes that a temporary defensive position is desirable, each Portfolio may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. government securities) or preferred stocks, or both. By taking a temporary defensive position, a Portfolio may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Value Stock Portfolio and W&R Value Portfolio are the same, each Portfolio is subject to the same types of risk. An investment in either Portfolio may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

•	Portfolio Risk — the risk that Portfolio performance may not meet or exceed that of the market as a whole.

•	Value Stock Risk — the risk that the value of a security believed by the Portfolio’s investment adviser to be undervalued may never reach what such investment adviser believes is its full value, or that such security’s value may decrease.

•	Large Company Risk — the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

•	Manager Risk — the Portfolio’s performance will be affected by WRIMCO’s skill in evaluating and selecting securities for the Portfolio.

•	Foreign Securities Risk — the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities.

Advantus Small Company Growth Portfolio/ W&R Small Cap Portfolio

Investment Objective

•	Advantus Small Company Growth Portfolio: Long-term accumulation of capital.

•	W&R Small Cap Portfolio: Growth of capital.

Investment Strategies

      Advantus Small Company Growth Portfolio: The Portfolio primarily invests in various types of equity securities of small capitalization growth companies at the time of purchase. The Portfolio primarily invests in common stocks but may also invest in preferred stocks and securities convertible into equity securities. In selecting equity securities, the Portfolio’s investment sub-adviser employs a growth investment style and looks for either developing or older companies in a growth stage or companies providing products or services with a high unit-volume growth rate.

      Under normal market conditions, the Portfolio will invest at least 80% of net assets plus any borrowings for investment purposes (exclusive of collateral received in connection with securities lending) in equity securities of small companies. The Portfolio considers a “small” company to be one whose market capitalization at the time of purchase is within the range of capitalizations of companies in the Russell 2000 Index.

      In selecting equity securities of growth companies for the Portfolio, the Portfolio’s investment sub-adviser looks for: (1) companies still in the developmental stage; (2) older companies that appear to be entering a new stage of growth; and (3) companies providing products or services with a high unit-volume growth rate.

      The Portfolio may also invest in emerging-growth companies, which are small or medium-size companies that have passed their start-up phase, show positive earnings, and offer the potential for accelerated earnings growth. Emerging-growth companies generally stand to benefit from new products or services, technological developments, changes in management or other factors.

      In an attempt to respond to adverse market, economic, political or other conditions, the Portfolio may invest for temporary defensive purposes in various short-term cash and cash equivalent items, or as otherwise described above. When investing for temporary defensive purposes, the Portfolio may not always achieve its investment objective.

      W&R Small Cap Portfolio: W&R Small Cap Portfolio also invests primarily in small capitalization stocks, although it uses a different index than the corresponding Advantus Fund for determining whether a stock is a small capitalization stock. The Portfolio seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper Inc. Small Cap Category. The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in small cap stocks.

      In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors regarding a company, such as: (1) aggressive or creative management; (2) technological or specialized expertise; (3) new or unique products or services; and (4) entry into new or emerging industries.

      Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

      When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. The Portfolio may also invest in more established companies, those with longer operating histories than many small cap companies. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Small Company Growth Portfolio and W&R Small Cap Portfolio are similar, each Portfolio generally is subject to the same types of risk. An investment in either Portfolio may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Growth Stock Risk — the risk that if the assessment by the Portfolio’s investment adviser or sub-adviser of a company’s prospective earnings growth or judgment of how other investors assess the company’s earnings growth is wrong, then the value of the company’s securities may decrease or not approach the value that the Portfolio’s investment adviser or sub-adviser has placed on it.

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

•	Portfolio Risk — the risk that Portfolio performance may not meet or exceed that of the market as a whole.

•	Small Company Risk — the risk that equity securities of small companies are subject to greater price volatility due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth.

•	Manager Risk — the Portfolio’s performance will be affected by the adviser’s or sub-adviser’s skill in evaluating and selecting securities for the Portfolio.

      W&R Small Cap Portfolio is also subject to the following type of principal risk:

•	Foreign Securities Risk — the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities.

Advantus International Stock Portfolio/ W&R International II Portfolio

Investment Objectives

•	Advantus International Stock Portfolio and W&R International II Portfolio: Long-term capital growth.

Investment Strategies

      Templeton Investment Counsel, LLC (“Templeton”), acts as the sub-adviser for Advantus International Stock Portfolio, and will act as the sub-adviser for W&R International II Portfolio following the Reorganization. As a result, the investment strategies of the Portfolios are substantially identical.

      Each Portfolio primarily invests in equity securities issued by small, mid and large capitalization foreign companies and governmental agencies. The Portfolios may invest in securities of companies or governments in developed foreign markets or in emerging markets. Under normal circumstances, Advantus International Portfolio will maintain investments in at least three foreign countries and W&R International II Portfolio will invest at least 65% of its total assets in issuers of at least three foreign countries. The Portfolios primarily invest in common stock but may also invest in foreign investment-grade debt securities.

      Equity securities generally entitle the holder to participate in a company’s general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. In selecting equity securities for each Portfolio, Templeton performs a company-by-company analysis, rather than focusing on a specific industry or economic sector. Templeton concentrates on the market price of a company relative to its view regarding the company’s long-term earnings potential. Templeton typically also considers a company’s historical value measures, including price/earnings ratios, profit margins and liquidation value.

      Under normal circumstances, Advantus International Stock Portfolio invests at least 80% of its assets (exclusive of collateral received in connection with securities lending) in equity securities of small, mid and large capitalization foreign companies. W&R International II Portfolio invests at least 80% of its net assets (Exclusive of collateral received in connection with securities lending) in equity securities under normal circumstances.

      When the sub-adviser believes that a temporary defensive position is desirable, Advantus International Stock Portfolio may invest in various short term cash and cash equivalent items. W&R International II Portfolio may invest up to all of its assets in debt securities including commercial paper or short-term U.S. Government securities and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may invest up to all of its assets in domestic securities. By taking a defensive position, a Fund may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus International Stock Portfolio and W&R International II Portfolio are substantially identical, each Portfolio is generally subject to the same types of risk. An investment in either Portfolio may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Currency Risk — the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities.

•	Foreign Securities Risk — the risk that the value of foreign companies or foreign government securities may be subject to greater volatility than domestic securities due to additional factors related to investing in foreign securities.

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

•	Portfolio Risk — the risk that Portfolio performance may not meet or exceed that of the market as a whole.

•	Manager Risk — the Portfolio’s performance will be affected by the sub-adviser’s skill in evaluating and selecting securities for the Portfolio.

Advantus Small Company Value Portfolio/ W&R Small Company Value Portfolio

Investment Objectives

•	Advantus Small Company Value Portfolio and W&R Small Company Value Portfolio: Long-term accumulation of capital.

Investment Strategies

      State Street Research and Management Company (“State Street Research”), acts as the sub-adviser for Advantus Small Company Value Portfolio, and will act as the sub-adviser for W&R Small Company Value Portfolio following the Reorganization. As a result, the investment strategies of the Portfolios are substantially similar.

      Both Portfolios invest primarily in the securities of small capitalization companies. The Advantus Small Company Value Portfolio primarily invests in various types of equity securities of companies whose market capitalizations are similar to the market capitalizations of companies in the Russell 2000® Value Index. The W&R Small Company Value Portfolio invests primarily in various types of equity securities of companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category. The W&R Small Company Value Portfolio will, under normal market conditions, invest at least 80% of its net assets in small capitalization companies. Equity securities in which the Portfolios invest will consist primarily of common stocks, but may also include preferred stock and other securities convertible into equity securities. From time to time, each Portfolio will also invest a lesser portion of its assets in securities of mid and large capitalization companies (i.e., companies with a market capitalization larger than that defined above). Each Portfolio’s purchases of equity securities may include common stocks that are part of initial public offerings.

      In selecting equity securities, State Street Research searches for those companies that appear to be undervalued or trading below their true worth, and examines such features as a company’s financial condition, business prospects, competitive position and business strategy. State Street Research looks for companies that appear likely to come back into favor with investors, for reasons that may include, for example, good prospective earnings, strong management teams or new products or services.

      In selecting value stocks and other equity securities, State Street Research primarily looks to equity securities it believes are undervalued or trading below their true worth, but that appear likely to come back into favor with investors. Undervalued securities are securities that State Street Research believes: (a) are undervalued relative to other securities in the market or currently earn low returns with a potential for higher returns, (b) are undervalued relative to the potential for improved operating performance and financial strength, or (c) are issued by companies that have recently undergone a change in management or control, or developed new products or services, that may improve their business prospects or competitive position. In assessing relative value, State Street Research will consider factors such as a company’s ratio of market price to earnings, ratio of market price to book value, ratio of market price to assets, ratio of market price to cash flow, estimated earnings growth rate, cash flow, yield, liquidation value, product pricing, quality of management and competitive market position. As a secondary focus, State Street Research may also consider an investment’s potential to provide current income. In seeking to achieve its investment objectives, each Portfolio may also invest in equity securities of companies that State Street Research believes show potential for sustainable earnings growth above the average market growth rate.

      When State Street Research believes that a temporary defensive position is desirable, each Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, a Portfolio may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Small Company Value Portfolio and W&R Small Company Value Portfolio are substantially identical, each Portfolio is generally subject to the same types of risk. An investment in either Portfolio may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Initial Public Offering Risk — the risk that the Portfolio will not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Favorable investments in IPOs have had a significant impact on the Portfolio’s performance in some periods. The effect of IPOs on the Portfolio’s total returns going forward may not be positive, either as a result of changes in the IPO market or growth of the Portfolio’s assets which may reduce its total return.

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

•	Portfolio Risk — the risk that Portfolio performance may not meet or exceed that of the market as a whole.

•	Small Company Risk — the risk that equity securities of small companies are subject to greater price volatility due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth.

•	Value Stock Risk — the risk that the value of a security believed by the Portfolio’s investment adviser to be undervalued may never reach what such investment adviser believes is its full value, or that such security’s value may decrease.

•	Manager Risk — the Portfolio’s performance will be affected by State Street Research’s skill in evaluating and selecting securities for the Portfolio.

Advantus Micro-Cap Growth Portfolio/ W&R Micro-Cap Growth Portfolio

Investment Objectives

•	Advantus Micro-Cap Growth Portfolio and W&R Micro-Cap Growth Portfolio: Long-term capital appreciation.

Investment Strategies

      Wall Street Associates acts as the sub-adviser for Advantus Micro-Cap Growth Portfolio, and will act as the sub-adviser for W&R Micro-Cap Growth Portfolio following the Reorganizations. As a result, the investment strategies of the Portfolios are substantially similar.

      Both Portfolios invest primarily in equity securities of micro-cap companies. The Advantus Portfolio invests primarily in equity securities of companies with a market capitalization of less than $300 million at the time of purchase. The W&R Portfolio invests primarily in equity securities of companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000 Growth Index at the time of purchase. The Portfolios primarily invest in common stock but may also invest in preferred stock and securities convertible into equity securities. Each Portfolio’s purchases of equity securities may include common stocks that are part of initial public offerings. In selecting equity securities, the Portfolios invest in securities that Wall Street Associates believes show sustainable earnings growth potential and improving profitability.

      Under normal circumstances, the Advantus Portfolio will invest at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in common stocks of companies which are micro-cap companies at the time of purchase. Similarly, the W&R Portfolio will invest at least 80% of its net assets in micro-cap companies. From time to time, each Portfolio may also invest a lesser portion of its assets in securities of larger capitalization companies.

      In selecting equity securities for the Portfolios, Wall Street Associates primarily looks to an investment’s potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential, Wall Street Associates considers factors such as a company’s competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve their investment objectives, the Portfolios may also invest in equity securities of companies that Wall Street Associates believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

      When Wall Street Associates believes that a temporary defensive position is desirable, each Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, a Portfolio may not achieve its investment objective.

Investment Risks

      Because the investment strategies of Advantus Micro-Cap Growth Portfolio and W&R Micro-Cap Growth Portfolio are substantially identical, each Portfolio is generally subject to the same types of risk. An investment in either Portfolio may result in the loss of money, and may also be subject to various risks including the following principal risks:

•	Growth Stock Risk — the risk that if the assessment by the Portfolio’s investment sub-adviser of a company’s prospective earnings growth or judgment of how other investors assess the company’s earnings growth is wrong, then the value of the company’s securities may decrease or not approach the value that the Portfolio’s investment sub-adviser has placed on it.

•	Initial Public Offering Risk — the risk that the Portfolio will not be able to sustain the positive effect on performance that may result from investments in initial public offerings (IPOs). Favorable investments in IPOs have had a significant impact on the Portfolio’s performance in some periods. The effect of IPOs on the Portfolio’s total returns going forward may not be positive, either as a result of changes in the IPO market or growth of the Portfolio’s assets which may reduce its total return.

•	Market Risk — the risk that equity securities are subject to adverse trends in equity markets.

•	Micro-Cap Company Risk — the risk that equity securities of micro-cap companies are subject to greater price volatility due to, among other things, such companies’ small size, limited product lines, limited access to financing sources and limited management depth.

•	Portfolio Risk — the risk that Portfolio performance may not meet or exceed that of the market as a whole.

•	Manager Risk — the Portfolio’s performance will be affected by Wall Street Associates’ skill in evaluating and selecting securities for the Portfolio.

Comparison of Fund Performance

      The bar charts and tables below compare the potential risks and rewards of investing in the Advantus Funds and the W&R Funds. Each bar chart provides an indication of the risks of investing in the respective Fund by showing changes in the Fund’s performance from year to year for the last ten years or since the Fund’s inception. The tables show how each Fund’s average annual total returns for one year, five years and ten years (or since inception) compare to the returns of a broad-based market index. Comparative performance information is only given for Reorganizations in which an Advantus Fund is being acquired by an existing (rather than a newly formed) W&R Fund. The performance of the Funds and the indices varies over time, and past performance is not necessarily indicative of future results. The Funds’ returns assume reinvestment of dividends and distributions and reflect Fund expenses. They do not, however, reflect charges and expenses deducted by your particular variable insurance contract or retirement plan, which would lower performance. Total returns for the indices do not reflect expenses. The indices are unmanaged and it is not possible to invest directly in an index. Please note that the average annual total return since a Fund’s inception is given only for those Funds that have been in existence for less than ten calendar years.

Advantus Asset Allocation Portfolio/ W&R Balanced Portfolio

Advantus Asset Allocation Portfolio

Best Quarter:	15.03% (quarter ended 12/31/98)
Worst Quarter:	-16.94% (quarter ended 3/31/01)

W & R Balanced Portfolio

Best Quarter:	9.64% (quarter ended 9/30/97)
Worst Quarter:	-8.36% (quarter ended 9/30/02)

Average Annual Total Returns as of December 31, 2002

				Since
Fund	1 Year	5 Years	10 Years	Inception(1)

Advantus Asset Allocation Portfolio	(8.98)%	(0.11)%	5.74%	N/A
W&R Balanced Portfolio	(8.41)%	2.01%	N/A	7.02%
S&P 500 Index(2)(3)	(22.10)%	(0.59)%	9.33%	9.96%
Lehman Brothers Aggregate Bond Index(2)	10.27%	7.54%	7.51%	8.02%
Blended Index(2)	(9.80)%	3.10%	8.93%	9.56%
Citigroup Treasury/ Government Sponsored/ Credit Index(3)	10.81%	7.61%	N/A (4)	8.02%

(1)	As of May 3, 1994 (the portfolio’s inception date) for W&R Balanced Portfolio.

(2)	Benchmark indices for Advantus Asset Allocation Portfolio. The Blended Index is comprised of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index.

(3)	Benchmark indices for W&R Balanced Portfolio.

(4)	This benchmark index has not been in existence for 10 years.

Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio/ W&R Growth Portfolio

Advantus Capital Appreciation Portfolio

Best Quarter:	29.80% (quarter ended 12/31/99)
Worst Quarter:	-22.97% (quarter ended 9/30/01)

Advantus Growth Portfolio

Best Quarter:	21.62% (quarter ended 12/31/98)
Worst Quarter:	-25.46% (quarter ended 3/31/01)

W & R Growth Portfolio

Best Quarter:	16.54% (quarter ended 6/30/95)
Worst Quarter:	-16.39% (quarter ended 9/30/02)

Average Annual Total Returns as of December 31, 2002

Fund	1 Year	5 Years	10 Years

Advantus Capital Appreciation Portfolio	(31.54)%	(5.92)%	4.42%
Advantus Growth Portfolio	(25.44)%	(5.80)%	4.28%
W&R Growth Portfolio	(21.30)%	3.18%	9.95%
S&P 500 Index(1)	(22.10)%	(0.59)%	9.33%
Russell 1000 Growth Index(2)	(27.89)%	(3.84)%	6.71%

(1)	The benchmark index for Advantus Capital Appreciation Portfolio and W&R Growth Portfolio.

(2)	The benchmark index for Advantus Growth Portfolio.

Advantus Core Equity Portfolio/ W&R Core Equity Portfolio

Advantus Core Equity Portfolio

Best Quarter:	20.98% (quarter ended 12/31/98)
Worst Quarter:	-18.17% (quarter ended 9/30/02)

W & R Core Equity Portfolio

Best Quarter:	16.54% (quarter ended 6/30/95)
Worst Quarter:	-16.40% (quarter ended 9/30/02)

Average Annual Total Returns as of December 31, 2002

				Since Inception
Fund	1 Year	5 Years	10 Years	Advantus Fund(1)

Advantus Core Equity Portfolio	(28.14)%	(4.17)%	N/A	(4.40)%
W&R Core Equity Portfolio	(21.63)%	(0.13)%	8.64%	N/A
S&P 500 Index(2)	(22.10)%	(0.59)%	9.34%	0.01%

(1)	October 15, 1997.

(2)	The benchmark index for Advantus Core Equity Portfolio and W&R Core Equity Portfolio

Advantus Value Stock Portfolio/ W&R Value Portfolio

Advantus Value Stock Portfolio

Best Quarter: 15.18% (quarter ended 12/31/98)
Worst Quarter: -18.44% (quarter ended 9/30/02)

W & R Value Portfolio

Best Quarter: 7.41% (quarter ended 12/31/02)
Worst Quarter: -12.95% (quarter ended 9/30/02)

Average Annual Total Returns as of December 31, 2002

			Since Inception	Since Inception
Fund	1 Year	5 Years	Advantus Fund(1)	W&R Fund(2)

Advantus Value Stock Portfolio	(15.32)%	(5.31)%	6.16%	N/A %
W&R Value Portfolio	(12.70)%	N/A %	N/A %	(6.70)%
Russell 1000 Value Index(3)	(15.52)%	1.16%	10.74%	(12.03)%

(1)	May 2, 1994

(2)	May 1, 2001

(3)	The benchmark index for Advantus Value Stock Portfolio and W&R Value Portfolio.

Advantus Small Company Growth Portfolio/ W&R Small Cap Portfolio

Advantus Small Company Growth Portfolio

Best Quarter:   45.45% (quarter ended 12/31/99)

Worst Quarter: -27.87% (quarter ended 9/30/98)

W & R Small Cap Portfolio

Best Quarter:   38.46% (quarter ended 12/31/99)

Worst Quarter: -21.73% (quarter ended 9/30/01)

Average Annual Total Returns as of December 31, 2002

			Since Inception	Since Inception
Fund	1 Year	5 Years	Advantus Fund(1)	W&R Fund(2)

Advantus Small Company Growth Portfolio	(31.80)%	(5.31)%	3.82%	N/A
W&R Small Cap Portfolio	(21.79)%	2.56%	N/A	11.61%
Russell 2000 Growth Index(3)	(30.26)%	(6.59)%	3.28%	2.00%

(1)	May 3, 1993

(2)	May 3, 1994

(3)	The benchmark index for Advantus Small Company Growth Portfolio and W&R Small Cap Portfolio.

Comparison of Operations

Investment Advisers and Sub-Advisers

      WRIMCO is the investment adviser to the W&R Funds. As of May 1, 2003, WRIMCO began serving as investment adviser to the Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value Stock Portfolio. WRIMCO is an indirect wholly owned subsidiary of Waddell & Reed Financial, Inc. (“W&R”), a publicly held company. The address of these companies is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

      WRIMCO and its predecessor have served as investment manager to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Target Funds, Inc., W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. since 1940 or each company’s inception date, whichever is later.

      Prior to May 1, 2003, Advantus Capital had been the investment adviser to all of the Advantus Funds. Advantus Capital had acted in that capacity since May 1, 1997. Prior to that, the Advantus Funds had obtained advisory services from MIMLIC Asset Management Company, formerly the parent company of Advantus Capital. Advantus Capital continues to serve as investment adviser to the Advantus Small Company Growth Portfolio, Advantus International Stock Portfolio, Advantus Small Company Value Portfolio and Advantus Micro-Cap Growth Portfolio. Advantus Capital will serve as investment adviser to these funds until the Closing Date of the Reorganizations. The address of Advantus Capital is 400 Robert Street North, St. Paul, Minnesota 55101.

      Credit Suisse Asset Management, LLC (“CSAM”) serves as investment sub-adviser to the Advantus Small Company Growth Portfolio pursuant to an investment sub-advisory agreement with Advantus Capital. In connection with the Reorganization, CSAM will be terminated as sub-adviser to the Advantus Small Company Growth Portfolio.

      Templeton Investment Counsel, LLC (“Templeton”) serves as investment sub-adviser to the Advantus International Stock Portfolio pursuant to an investment sub-advisory agreement with Advantus Capital. Templeton will act as the sub-adviser to the corresponding W&R Fund after the Reorganization.

      Wall Street Associates serves as investment sub-adviser to the Advantus Micro-Cap Growth Portfolio pursuant to an investment sub-advisory agreement with Advantus Capital. Wall Street Associates will act as the sub-adviser to the corresponding W&R Fund after the Reorganization.

      State Street Research & Management Company (“State Street Research”) serves as investment sub-adviser to the Advantus Small Company Value Portfolio pursuant to an investment sub-advisory agreement with Advantus Capital. State Street Research will act as the sub-adviser to the corresponding W&R Fund after the Reorganization.

Portfolio Managers

      The same individuals who currently are primarily responsible for the day-to-day management of an Advantus Fund will also be responsible for the day-to-day management of the corresponding W&R Fund, except in the case of the reorganization of the Advantus Small Company Growth Portfolio into the W&R Small Cap Portfolio. Grant P. Sarris is primarily responsible for the management of the W&R Small Cap Portfolio. Mr. Sarris has held his responsibilities for W&R Small Cap Portfolio since February 1999. He is Senior Vice President of WRIMCO, Vice President of W&R Target Funds and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1991 to January 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO and since May 1998 he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO and its predecessor since October 1991.

Other Service Providers

Distributor

      Securian Financial Services, Inc. (“Securian”), an affiliate of Advantus Capital, is the principal distributor of the Advantus Funds. The Advantus Funds have adopted a Rule 12b-1 Distribution Plan under which each Fund pays distribution fees equal to .25% per annum of the average daily net assets of the Fund. These fees are paid to Securian to pay for distribution related expenses and activities in connection with the distribution of the Funds’ shares. The address of Securian is 400 Robert Street North, St. Paul, Minnesota 55101.

      Waddell & Reed, Inc. (“WRI”), an affiliate of WRIMCO and W&R, is the distributor of the insurance policies for which the W&R Funds are the underlying investment vehicles. The W&R Funds have a adopted a Rule 12b-1 Service Plan under which each W&R Fund may pay a daily fee to WRI in an amount not to exceed .25% of the Fund’s average annual net assets, to compensate WRI for amounts it expends in connection with the provision of personal services to policy owners. The address of WRI is 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Administrative and Accounting Services

      Advantus Series Fund has entered into an agreement with Minnesota Life Insurance Company (“Minnesota Life”) under which Minnesota Life provides accounting oversight, financial reporting, legal and other administrative services to the Advantus Funds. Advantus Series Fund has also entered into separate agreements with State Street Bank and Trust Company under which State Street provides daily accounting and investment administration services for the Funds. Minnesota Life oversees State Street’s performance of these services.

      The W&R Funds have entered into an accounting services agreement with Waddell & Reed Services Company (“WRSCO”), a subsidiary of W&R, under which WRSCO provides the Funds with bookkeeping and accounting services and assistance including maintenance of the Funds’ records, pricing of the Funds’ shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports.

Custodial and Auditing Services

      The custodian for the W&R Funds is UMB Bank, n.a. The custodian for the Advantus Funds is Bankers Trust Company for the Advantus International Stock Portfolio and Wells Fargo Bank Minnesota for the other Advantus Funds. In general, these custodians are responsible for holding the Funds’ cash and securities. Deloitte & Touche LLP acts as the W&R Funds’ independent auditors. KPMG LLP acts as the Advantus Funds’ independent auditors.

Buying, Selling and Exchanging Shares

      Neither Advantus Fund shares nor W&R Fund shares are offered directly to the public. Shares of both the Advantus Funds and the W&R Funds are offered to the separate accounts of insurance companies as investment options for certain variable life insurance policies and variable annuity contracts issued by those companies. Orders to purchase and redeem shares are based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the variable life insurance policies and variable annuity contracts. In the case of both the Advantus Funds and the W&R Funds, shares of a Fund are sold at their net asset value (NAV) next determined after receipt of the order to purchase from the insurance company. No sales charge is required to be paid by the insurance company in connection with the purchase of either Advantus Fund or W&R Fund shares.

      Redemptions of both the Advantus Funds and the W&R Funds are made at the NAV per share of the Fund next determined after receipt of the request to redeem from the insurance company. Neither the Advantus Funds nor the W&R Funds charge a fee to shareholders upon the redemption of Fund shares.

      Owners of variable life insurance policies and variable annuity contracts may exchange shares only among those Funds which are indicated in the respective variable contract prospectus.

Net Asset Value

      NAV is generally calculated for both the Advantus Funds and the W&R Funds as of the close of normal trading on the New York Stock Exchange (“NYSE”) (typically 3:00 p.m. Central time), except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded. In calculating the NAV per share of each Advantus Fund and each W&R Fund:

•	the securities in the Fund that are listed or traded on an exchange are valued primarily using market prices;

•	bonds are generally valued according to prices quoted by an independent pricing service;

•	short-term debt securities are valued at amortized cost, which approximates market value; and

•	other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Fund’s Board of Directors.

      Certain of the Advantus Funds and the W&R Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, for both the Advantus Funds and the W&R Funds, the NAV of a Fund’s shares may be significantly affected on days when the Fund does not price its shares and when shareholders are not able to purchase or redeem the Fund’s shares. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. Similarly, if events materially affecting the value of foreign investments or foreign currency exchange rates occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments or exchange rates will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

Dividend Policies

      Both the Advantus Funds and the W&R Funds distribute substantially all of their net investment income and net capital gains each year. Dividends and net capital gains distributions, if any, are generally paid once a year. Distributions are reinvested in additional Advantus Fund or W&R Fund shares, as the case may be. Distributions of these additional shares are made at the NAV as of the payment date. For the W&R Funds and the Advantus Funds, ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

      From time to time, the Advantus Funds employ a practice known as “consent dividends.” Under this method of “distributing” income, the shareholders of the Advantus Funds consent to treat specified amounts as dividend income for tax purposes even though dividends are not actually paid (either in cash or by reinvestment in additional shares) by the Advantus Funds. The W&R Funds do not employ this practice.

Information About the Reorganizations

Board Considerations

      In determining whether to approve the Reorganizations, the Board of Directors of Advantus Series Fund, including the Directors who are not interested persons of the Fund, as defined under Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Directors”), considered various materials provided by W&R and Advantus Capital and met with senior representatives of W&R and its affiliates. The Independent Directors were advised by independent legal counsel throughout this process.

      The Board of Directors was first advised of the possibility of a transaction between Advantus Capital and W&R at a meeting of the Board of Directors held January 30, 2003. Board members were provided with additional information regarding the proposed transaction at a meeting held February 6, 2003, and were advised by counsel at such meeting regarding their legal duties in connection with the proposed transaction. At such meeting , the Directors also reviewed and discussed an information request list that had been prepared by counsel, and instructed counsel to transmit this list to W&R and Advantus Capital on their behalf. At meetings held on February 21, March 6, March 21, April 8, April 17 and April 23, 2003, the Directors reviewed, analyzed and asked questions concerning information that was provided to them by W&R and Advantus Capital including, among other things, the following types of information:

•	general information concerning W&R and its affiliates, including W&R’s organization structure and senior personnel;

•	information on W&R’s operations;

•	information concerning the ethical profile and compliance history of W&R and its affiliates;

•	information regarding WRIMCO’s investment management process;

•	comparative style and performance information, expense information and asset size information with respect to each Advantus Fund and its corresponding W&R Fund; and

•	profitability information.

In addition, the directors met with certain senior officers of W&R and its affiliates at the meeting held February 13, 2003 and, during a due diligence trip to W&R’s headquarters on March 25, 2003, certain directors and their representatives also met, either telephonically or in person, with senior officers of W&R and its affiliates and with W&R Fund portfolio managers.

      The Board of Directors gave preliminary approval to the Reorganizations at its meeting held April 23, 2003, subject to, among other things, its discussions with independent directors of the W&R Target Funds and the Board’s review and approval of the Reorganization Plan. The directors met telephonically with certain independent directors of W&R Target Funds and other funds in the W&R fund family. At a meeting held June 25, 2003, the Board of Directors determined that the Reorganizations are in the best interests of the respective Advantus Funds and their shareholders and that the interests of the Advantus Funds will not be diluted as a result of the reorganizations. Therefore, the Board of Directors unanimously approved the Reorganizations and the Reorganization Plan, and recommended their approval by Advantus Fund shareholders. In approving the Reorganizations, the Board determined that participation in the Reorganizations is in the best interests of each Advantus Fund and that the interests of Advantus Fund shareholders would not be diluted as a result of the Reorganizations. In approving the Reorganization Plan, the Board considered the following factors:

•	The investment objectives and strategies of each Advantus Fund and its corresponding W&R Fund are similar. Thus, the Reorganizations will enable Advantus Fund shareholders to continue their current investment programs without substantial disruption.

•	The Reorganizations will result in each surviving Fund having a larger asset base (except in the case of Reorganizations into newly formed W&R Funds). In addition, there will be greater and broader distribution opportunities for the combined Funds. Thus, the Reorganizations should increase the likelihood that combined Funds will grow and net expenses will decline over time.

•	Advantus Fund shareholders and Beneficial Owners will not have to pay any federal income tax solely as a result of the Reorganizations.

•	Advantus Capital, and not the Advantus Fund shareholders, will be responsible for the payment of the expenses related to consummating the Reorganizations.

•	The proposed Reorganizations will be effected on the basis of the relative net asset values of the W&R Funds and their corresponding Advantus Funds, so that Advantus Fund shareholders will receive W&R Fund shares having a total net asset value equal to the total net asset value of their Advantus Fund shares at the closing of the Reorganization.

•	The Board noted that W&R Fund expense ratios are significantly higher than those of the Advantus Funds in most cases due to higher management fees. The Board also noted, however, that the expense structures of the W&R Funds are competitive and within industry norms and that, despite higher expense ratios, the performance of the W&R Funds compared favorably to that of that of the Advantus Funds, and the Board determined that the expected benefits to Advantus Fund shareholders more than outweigh the increased expenses.

      The Board did not assign relative weights to the foregoing factors or deem any one or group of them to be controlling in and of themselves.

      The Board of Directors of the Advantus Funds recommends that shareholders of each Advantus Fund approve the Reorganization Plan for their Fund.

Description of the Reorganizations

      The following summary is qualified in its entirety by reference to the Reorganization Plan in Appendix A. The Reorganization Plan provides for the Reorganizations to occur on or about September 22, 2003.

      The Reorganization Plan provides that all of the assets and liabilities of each Advantus Fund will be transferred to the corresponding W&R Fund on the Closing Date of the Reorganizations. In exchange for the transfer of these assets and liabilities, the W&R Funds will simultaneously issue on the Closing Date of the Reorganizations a number of full and fractional shares of each Advantus Fund to the corresponding Advantus Fund equal in value to the aggregate net asset value of the corresponding Advantus Fund calculated at the Effective Time.

      Following the transfer of assets and liabilities in exchange for W&R Fund shares, each Advantus Fund will distribute, in complete liquidation, pro rata to its shareholders of record, all of the shares of the corresponding W&R Fund so received. Shareholders of each Advantus Fund owning shares at the Effective Time will receive a number of shares of the corresponding W&R Fund with the same aggregate value as such shareholder had in the Advantus Fund at the Effective Time. Such distribution will be accomplished by the establishment of accounts in the names of the Advantus Funds’ shareholders on the share records of the W&R Funds’. Each account will receive the respective pro rata number of full and fractional shares of the applicable W&R Fund due to the shareholders of the corresponding Advantus Fund. Each Advantus Fund then will be terminated or dissolved as soon as practicable thereafter. The W&R Funds will not issue share certificates to Advantus Fund shareholders in connection with the Reorganizations. Shares of the W&R Funds to be issued will have no preemptive or conversion rights.

      Each of the Advantus Funds is a series of Advantus Series Fund. Under Minnesota law, it is necessary for the shareholders of each Advantus Fund to approve an amendment to the articles of incorporation of Advantus Series Fund in order to effect the Reorganization of that Fund. This is necessary in order to bind all shareholders of the Advantus Fund to the Reorganization and, in particular, to bind them to the cancellation and retirement of their outstanding Advantus Fund shares. A vote in favor of the Reorganization also will be deemed a vote in favor of the amendment to the articles of incorporation of Advantus Series Fund, Inc. needed to effect the Reorganization. The form of such amendment is included as a schedule to the Reorganization Plan. It is a condition to the consummation of the Reorganization of each of the Advantus Funds that such amendment has been duly filed with the Minnesota Secretary of State. This condition cannot be waived.

      The Reorganization Plan contains customary representations, warranties and conditions. The Reorganization Plan provides that the consummation of the Reorganization with respect to each Advantus Fund and its corresponding W&R Fund is conditioned upon, among other things: (1) approval of the Reorganization by the Advantus Fund’s shareholders, and (2) the receipt by the Funds of a tax opinion to the effect that the Reorganization will be tax-free for federal income tax purposes to the Advantus Funds, their shareholders and the W&R Funds. The Reorganization Plan may be terminated by mutual agreement of the W&R Target Funds with respect to a W&R Fund or the Advantus Series Fund with respect to an Advantus Fund, or if, before the Closing Date, any of the required conditions has not been met or the representations and warranties are not true.

Costs of the Reorganizations

      Advantus Capital will bear the costs associated with the Advantus Funds’ participation in the Reorganizations, including the following: (a) expenses associated with the preparation and filing of this Proxy Statement/ Prospectus; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund (including fees of counsel to the Independent Board Members); (f) solicitation costs; (g) fees payable to the Independent Board Members for participation in any special meetings relating to the

Reorganizations; and (h) other related administrative or operational costs. The Funds will not pay any of these expenses. The Advantus Funds will pay brokerage costs of any necessary rebalancing of their investment portfolios prior to the effective date of the Reorganizations, and the W&R Funds will pay the registration fees incurred in connection with issuing shares in the Reorganizations.

Federal Income Taxes

      Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). If it so qualifies, neither the Advantus Funds nor their shareholders will recognize taxable gain or loss as a result of the Reorganizations; the tax basis of the W&R Fund shares received by shareholders will be the same in the aggregate as the basis of the Advantus Fund shares exchanged; and the holding period of the W&R Fund shares received will include the holding period of the Advantus Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganizations. As a condition to the closing of the Reorganizations, the W&R Target Funds and the Advantus Series Fund will receive a tax opinion to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganizations has been requested. The tax opinion is not binding on the Internal Revenue Service or a court and does not preclude the Internal Revenue Service from asserting or adopting a contrary position.

      The Advantus Funds will continue their investment operations while the Reorganizations are pending. Accordingly, they may realize taxable income and gains, which may have to be distributed to shareholders under the tax rules relating to mutual funds. After the closing, the W&R Funds may dispose of certain securities received from the corresponding Advantus Funds. These sales may result in transaction costs, and in capital gains (or losses) which may have to be distributed to shareholders. However, such income and capital gains distributions should not have any tax consequences to underlying Beneficial Owners.

Capitalization

      The following table sets forth, as of May 31, 2003, the capitalization of each W&R Fund, the capitalization of each Advantus Fund, and the unaudited pro forma combined capitalization of the W&R Funds assuming the Reorganizations have taken place. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

		Net Asset
		Value	Shares
Fund	Net Assets	Per Share	Outstanding

	(Millions)		(Millions)
Advantus Asset Allocation Portfolio	$384	$1.4412	267
W&R Balanced Portfolio	$181	$6.5100	28
Pro Forma Combined	$565	$6.5100	87

Advantus Capital Appreciation Portfolio (Fund A)	$159	$1.1975	133
Advantus Growth Portfolio (Fund B)	$211	$1.2980	163
W&R Growth Portfolio (Fund C)	$750	$7.1895	104
Pro Forma Combined Fund A + Fund C	$909	$7.1895	126
Pro Forma Combined Fund B + Fund C	$961	$7.1895	134
Pro Forma Combined Fund A + Fund B + Fund C	$1,120	$7.1895	156

Advantus Core Equity Portfolio	$21	$0.7705	27
W&R Core Equity Portfolio	$663	$8.5393	78
Pro Forma Combined	$684	$8.5393	80

Advantus Value Stock Portfolio	$119	$1.3723	87
W&R Value Portfolio	$88	$4.6882	19
Pro Forma Combined	$207	$4.6882	44

Advantus Small Company Growth Portfolio	$140	$0.7769	180
W&R Small Cap Portfolio	$302	$7.2423	42
Pro Forma Combined	$442	$7.2423	61

		Net Asset
		Value	Shares
Fund	Net Assets	Per Share	Outstanding

	(Millions)		(Millions)
Advantus International Stock Portfolio	$239	$1.2072	198
W&R International II Portfolio	$0	$5.0000	0
Pro Forma Combined	$239	$5.0000	48

Advantus Small Company Value Portfolio	$61	$1.1332	54
W&R Small Company Value Portfolio	$0	$5.0000	0
Pro Forma Combined	$61	$5.0000	12

Advantus Micro-Cap Growth Portfolio	$28	$1.0361	27
W&R Micro-Cap Growth Portfolio	$0	$5.0000	0
Pro Forma Combined	$28	$5.0000	6

Shareholder Rights

      The following is a summary of the major differences between the governing documents and laws applicable to the Advantus Funds prior to and after the Reorganizations. Except as otherwise noted below, the provisions of Minnesota law and the Articles of Incorporation (the “Advantus Articles”) and Bylaws (the “Advantus Bylaws”) which govern the Advantus Series Fund and the Advantus Funds are substantially similar to the provisions of Maryland law and the Articles of Incorporation and Bylaws (the “W&R Articles” and “W&R Bylaws”) that will govern the Advantus Funds following the Reorganization.

      Shares. The authorized capital of the Advantus Series Fund consists of one trillion shares of capital stock with a par value of $.01 per share; with authorized shares of 100,000,000,000 allocated to each Advantus Fund. The remaining shares may be allocated by the Board of Directors to any new or existing funds. Currently, Advantus Series Fund consists of eighteen separate investment series.

      W&R Target Funds is authorized to issue two billion shares of capital stock, with a par value of $.001 per share, from an unlimited number of series of shares. The Board may change the designation of any W&R Fund and may increase or decrease the numbers of shares of any W&R Fund but may not decrease the number of shares of any W&R Fund below the number of shares then outstanding. Currently, W&R Target Funds consists of fifteen separate investment series.

      Shareholder Meetings. Advantus Series Fund does not hold periodically scheduled shareholder meetings. Minnesota corporate law does not require an annual meeting. Instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of an Advantus Fund may demand a regular meeting of shareholders of the Advantus Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Advantus Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the Advantus Fund. A special meeting may also be called at any time by the chief executive officer, two or more directors, or a shareholder or shareholders holding ten percent of the voting shares of the Fund. At a meeting, called for the purpose, shareholders may remove any director by a vote of two-thirds of the outstanding shares. Additionally, the Investment Company Act of 1940 requires shareholder votes for all amendments to fundamental investment policies and restrictions, and for all investment advisory contracts and amendments thereto.

      W&R Target Funds does not hold annual meetings of shareholders; however, certain significant corporate matters, such as the approval of a new investment advisory agreement or a change in a fundamental investment policy, which require shareholder approval, will be presented to shareholders at a meeting called by the Board for such purpose.

      Quorums. The Advantus Bylaws provide that a majority of the shares outstanding and entitled to vote shall constitute a quorum for the transaction of business at any regular or special meeting. In contrast, the W&R Bylaws provide that the presence in person or by proxy of the holders of record of one-third of the shares of the stock of the W&R Fund issued and outstanding and entitled to vote shall constitutes a quorum at all meetings of the stockholders.

      Number of Directors. The Advantus Articles and Bylaws provide that the initial number of directors of the Advantus Fund shall be five directors. Thereafter, the number of directors may be established by resolution of the shareholders (subject to the authority of the Board of Directors to increase the number of directors as permitted by law). There are currently four directors of Advantus Series Fund. The W&R Articles and Bylaws provide that the initial number of directors shall be twelve directors. Thereafter, the board of directors, by the vote of a majority of the entire Board, may increase the number of directors to a number not exceeding twenty. There are currently twelve directors of W&R Target Funds.

      Removal of Directors. The Advantus Articles and Bylaws provide that a director may be removed with or without cause at any time by the affirmative vote of the holders of a majority of the voting power of all shares entitled to vote on the election of directors. The W&R Articles and Bylaws provide that the removal of directors shall be governed by Maryland law, which provides that any director may be removed with or without cause at any meeting of shareholders at which a quorum is present by the affirmative vote of a majority of the votes entitled to be cast generally for the election of directors.

      Shareholder Liability. Minnesota law provides that a shareholder is under no obligation to the corporation or its creditors with respect to his or her shares, except to pay to the corporation the full consideration for which the shares were issued. However, a shareholder who receives a distribution made in violation of Minnesota law is liable to the extent that the distribution received by the shareholder exceeded the amount that could properly have been paid under Minnesota law. Under Maryland law, shareholders who have paid the subscription price for their stock have no personal liability for acts or obligations of the corporation, except to the extent that liability is imposed under any other provision of Maryland law.

      Board Member Indemnification. The Articles of Incorporation of Advantus Series Fund indemnify directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which prohibits any provisions which purport to limit the liability of directors arising from such directors’ willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their role as directors). Under Minnesota law, a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the person’s position with the corporation against liabilities arising from such proceeding if it is established that (i) the person acted in good faith, (ii) the person received no improper personal benefit, (iii) in the case of a criminal proceeding, the person had no reasonable cause to believe the act or omission was unlawful, (iv) the person had not otherwise been indemnified by another organization, and (v) the person reasonably believed that the conduct was in (or, in certain cases, not opposed to) the best interests of the corporation.

      Minnesota law also provides that indemnification is not payable by a corporation unless a determination has been made that the person has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the shareholders. With respect to persons who are not directors, officers, or controlling persons of a Fund, such determination may be made by a committee of the board of directors. If an adverse determination or no determination is made under the foregoing provisions, then the matter may be submitted to a court.

      Under Minnesota law, indemnification expenses may be paid in advance of the final disposition if (1) the applicable person provides (a) a written affirmation of his or her good faith belief that the standard of conduct necessary for indemnification has been met and (b) a written undertaking, which need not be secured, to repay the amount if it is determined that the standard of conduct has not been met and (2) a determination is made that the facts then known to those making the determination would not preclude indemnification under the statute. Under Minnesota law, any corporation that indemnifies or advances expenses to a person with regard to a proceeding by or on behalf of the corporation shall report that indemnification or advance to its shareholders no later than the next meeting of the shareholders.

      The directors of the W&R Funds generally are not liable for any obligation of the W&R Funds. W&R Target Funds will indemnify its directors against all liabilities and expenses, except for those arising from the director’s willful misfeasance, bad faith, gross negligence or reckless disregard of such director’s duties. Maryland law prescribes the circumstances under which a director may be indemnified. Agents may be indemnified and advanced expenses to the same extent as directors, as determined by the board.

      Under Maryland law, a corporation may indemnify any director against liabilities for acts incurred by reason of service to the corporation unless it is established that (i) the act or omission was material to the matter giving rise to the proceeding and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty, (ii) the director actually received an improper personal benefit or (iii) in the case of a criminal proceeding, the director had reasonable cause to believe the act or omission was unlawful. In addition, indemnification may not be made (i) in a proceeding by or in the right of the corporation where the director is found liable to the corporation (a “Corporate Liability”) or (ii) in a proceeding charging improper personal benefit where the director is found to be liable because such benefit was improperly received, whether or not involving action in the director’s official capacity (a “Personal Liability”).

      Maryland law also provides that indemnification is not payable by a corporation unless a determination has been made that the director has met the standard of conduct noted in the foregoing paragraph. Such determination may be made by (i) a vote of a majority of a quorum of directors consisting of directors not, at the time, parties to the proceedings, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board (designated by a majority of the board in which directors who are parties may participate) consisting solely of two or more directors not, at the time, parties to such proceedings, (ii) special legal counsel selected by the board or a committee as set forth in (i) above, or if the quorum of the full board cannot be obtained and the committee cannot be established, by a majority vote of the full board in which directors who are parties may participate, or (iii) the shareholders. Upon the application of a director, a court may order indemnification if it determines that (i) such director is entitled to reimbursement because such director has been successful, on the merits or otherwise, in the defense of a proceeding in which such director has been determined to have met the applicable standards of conduct or (ii) whether or not the director has met the applicable standards of conduct, the director is entitled to indemnification in view of all the relevant circumstances, provided that the indemnification payment shall be limited to the director’s expenses in cases involving Corporate Liability or Personal Liability.

      Under Maryland law, indemnification expenses may be paid in advance of the final disposition if a director provides (i) a written affirmation of his good faith belief that the standard of conduct necessary for indemnification has been met and (ii) a written undertaking to repay the amount if it is determined that the standard of conduct has not been met. This undertaking need not be secured.

      Personal Liability of Directors and Officers. The Advantus Articles provide that, to the fullest extent permitted by the Minnesota Business Corporation Act and the Investment Company Act of 1940, a director of an Advantus Fund shall not be liable to the Fund or its shareholders for monetary damages for breach of fiduciary duty as a director. Under Minnesota law, a director may not be excused from personal liability (1) for breach of the director’s duty of loyalty to the Fund or its shareholders, (2) for acts or omissions not in good faith or that involve intentional misconduct or knowing violation of law, (3) for any transaction in which the director derived a personal benefit, or (4) for his or her violation of certain

Minnesota securities laws or participation or acquiescence in a distribution that was illegal under Minnesota law. Under the 1940 Act, a director or officer may not be excused from personal liability for willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Minnesota law does not permit a corporation to excuse its officers from personal liability for breach of fiduciary duty.

      Under Maryland law, a director or officer may not be excused from personal liability for a fiduciary breach (1) where he or she is proved to have actually received an improper benefit or profit in money, property, or services actually received or (2) to the extent that an adverse judgment or other final adjudication is entered in a proceeding against such director or officer based on a finding in the proceeding that such person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

      Dissolution. Under Minnesota law, a corporation may be dissolved at a meeting of the shareholders by vote of the majority of the shares entitled to vote. However, this provision is not available to dissolve a separate series of a Minnesota corporation without dissolving the corporation itself, which would be the case if one or more other series of the corporation remained or might remain outstanding after the dissolution of the series in question. Under Maryland law, a W&R Fund may be dissolved, upon submission of a resolution by the majority of the board of directors at a meeting of the shareholders, by the affirmative vote of two-thirds of all the votes entitled to be cast on such resolution.

      Amendments. Pursuant to Minnesota law, the Advantus Articles may be amended upon approval, by the affirmative vote of the holders of the greater of (1) a majority of the voting power of the shares present and entitled to vote or (2) a majority of the voting power of the minimum number of the shares entitled to vote that would constitute a quorum for the transaction of business at the meeting, of a resolution (a) proposed by the affirmative vote of a majority of the directors present at a meeting of the board of directors, or (b) proposed by a shareholder or shareholders holding 3% or more of the voting power of the shares entitled to vote; provided, however, that if the articles provide for a larger proportion or number to transact a specified type of business at a meeting, the affirmative vote of that larger proportion or number is necessary to amend the articles to decrease the proportion or number necessary to transact business. The Advantus Bylaws may be amended by the shareholders (upon a proposal by a shareholder or shareholders holding 3% or more of the shares entitled to vote) or by the board of directors (unless reserved to the shareholders by the Advantus Bylaws or by Minnesota law), subject to the power of the shareholders to repeal such an amendment.

      In contrast, the W&R Articles may only be amended upon adoption of a resolution to that effect by the board of directors and approval of such resolution by the holders of a majority of the shares entitled to vote. Maryland law, however, permits the directors to amend the W&R Articles without shareholder approval to (1) increase or decrease the aggregate number of shares of stock, or the number of shares of stock of any class, that a W&R Fund has authority to issue, or (2) to change a W&R Fund’s name or aggregate par value, or the name or par value of any series or class of a W&R Fund. The W&R Bylaws may be amended by a majority of the board of directors or, at a meeting of the shareholders, by the holders of a majority of the shares entitled to vote.

      The foregoing is only a summary of certain rights of shareholders of the W&R Funds and the Advantus Funds under their governing charter documents, bylaws and state law and is not a complete description of provisions contained in those sources. Shareholders should refer to the provisions of those documents and state law directly for a more thorough description.

PROPOSAL TWO

APPROVAL OF A DEFINITIVE INVESTMENT ADVISORY AGREEMENT WITH WRIMCO

Background

      Proposal Two applies only to Beneficial Owners of the Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value Stock Portfolio. For purposes of this section of the Proxy Statement/ Prospectus, these Advantus Funds will be referred to as the “Funds.”

      As a result of entering into the Strategic Alliance Agreement and Purchase Agreement, Advantus Capital no longer had the portfolio management resources necessary to manage the Funds. The Board of Directors of the Funds therefore determined that it would be in shareholders’ best interests to appoint WRIMCO to act as the investment adviser to the Funds prior to the Reorganizations, and approved the interim investment advisory agreement between Advantus Series Fund, on behalf of the Funds, and WRIMCO that is described below (the “Interim Agreement”). The Board of Directors also approved, and is recommending that Fund shareholders approve, a definitive investment advisory agreement between Advantus Series Fund, on behalf of each Fund, and WRIMCO (the “Definitive Agreement”). If approved by shareholders, the Definitive Agreement, which is described below, will replace the Interim Agreement and will remain in effect until the Reorganizations.

The Interim Investment Advisory Agreement

      WRIMCO currently acts as investment adviser to the Funds pursuant to an Interim Agreement dated as of May 1, 2003. The Interim Agreement was approved by the Funds’ Board of Directors at a meeting held April 23, 2003. Normally, a mutual fund’s investment advisory agreement also must be approved by the fund’s shareholders in advance of the effective date of such agreement. However, pursuant to Rule 15a-4 under the Investment Company Act of 1940, an investment adviser may serve as the adviser to a mutual fund under an interim contract that has not been approved by shareholders provided the conditions of the rule have been met. As required by Rule 15a-4, the Interim Agreement contains terms substantially identical to those of the investment advisory agreement previously in effect between Advantus Series Fund and Advantus Capital, except for the dates of execution and termination and other non-material changes, and except that advisory fees payable to WRIMCO by each Fund under the Interim Agreement are required to be held in escrow until shareholders of that Fund approve the Definitive Agreement. If shareholders of a Fund do not approve the Definitive Agreement within 150 days of the effective date of the Interim Agreement, WRIMCO will be paid by the Fund the lesser of (i) any costs incurred by WRIMCO in performing the Interim Agreement with respect to that Fund, plus interest on that amount while in escrow, and (ii) the total amount in the escrow account (plus interest earned). The Interim Agreement will remain in effect with respect to a Fund until shareholders of that Fund approve the Definitive Agreement, provided that, as required by Rule 15a-4, each Interim Agreement will automatically terminate on September 27, 2003.

      The Interim Agreement is substantially identical to the Definitive Agreement, which is described below, except for the dates of execution and termination and except that the Definitive Agreement does not require that investment advisory fee payments be held in escrow. Fees payable to WRIMCO under the Interim Agreement and the Definitive Agreement are identical to fees previously payable to Advantus Capital by the Funds.

The Definitive Investment Advisory Agreement

      It is possible that a Fund’s Reorganization will not be approved by shareholders or that, even if such Reorganization is approved, it will not be consummated prior to the automatic termination of the Interim Agreement on September 27, 2003. To avoid the possibility of a Fund being without an investment adviser due to this automatic termination, at a meeting held April 23, 2003, the Funds’ Board of Directors approved the Definitive Agreement, and recommended that shareholders of each Fund approve the

Definitive Agreement. A form of the Definitive Agreement is included with this Proxy Statement/ Prospectus as Appendix B.

      Under the Definitive Agreement, WRIMCO will act as the investment adviser for, and will manage the affairs, business, and the investment of the assets of the respective Fund. Within the framework of the investment objective and the investment policies and restrictions of a Fund, and subject to the supervision of the Fund’s Board of Directors, WRIMCO will have the sole and exclusive responsibility for the management of the Fund’s portfolio and the making and execution of all investment decisions for the Fund. The Definitive Agreement provides, however, that WRIMCO may, at its own expense, employ one or more sub-advisers or enter into such service agreements as it deems appropriate in connection with the performance of its duties and obligations under the agreement (subject, in the case of any sub-advisory agreement, to the approval of the Board of Directors and shareholders of the Fund as required by the Investment Company Act of 1940).

      The Definitive Agreement provides that WRIMCO will furnish to the Funds office space and all necessary office facilities, equipment and personnel for servicing the investments of the Funds, and will pay the salaries and fees of all officers and directors of the Funds who are affiliated with WRIMCO. Each Fund pays all expenses not expressly assumed by WRIMCO or by the Fund’s distributor under its agreement with Advantus Series.

      The Definitive Agreement will be executed upon or shortly after its approval by shareholders and will terminate automatically in the event of its assignment. In addition, the Definitive Agreement is terminable at any time, without penalty, by the Board of Directors of the Funds or, with respect to any Fund, by vote of a majority of that Fund’s outstanding voting securities on not more than 60 days’ written notice to WRIMCO, and by WRIMCO on 60 days’ written notice to Advantus Series Fund. Unless sooner terminated, the Definitive Agreement shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Funds or by a vote of a majority of each Fund’s outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not parties to the definitive advisory agreement, or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval.

      The Definitive Agreement provides that each Fund will pay WRIMCO an advisory fee equal on an annual basis to a percentage of the Fund’s average daily net assets as set forth in the following table:

Fund	Advisory Fee (as a Percentage of Average Daily Net Assets)

Advantus Asset Allocation Portfolio	0.35% of assets to $1 billion
0.30% of assets exceeding $1 billion
Advantus Capital Appreciation Portfolio	0.50% of assets to $1 billion
0.45% of assets exceeding $1 billion
Advantus Growth Portfolio	0.45% of assets to $1 billion
0.40% of assets exceeding $1 billion
Advantus Core Equity Portfolio	0.50%
Advantus Value Stock Portfolio	0.50% of assets to $500 million
0.45% of assets exceeding $500 million to $1 billion
0.40% of assets exceeding $1 billion

      The Funds did not pay any investment advisory fees or make any other material payments to WRIMCO or its affiliates during the fiscal year ended December 31, 2002. The investment advisory fees paid to Advantus Capital by each Fund during such fiscal year under the former investment advisory agreements were as follows:

Advisory Fees Paid
Fund	to Advantus Capital

Advantus Asset Allocation Portfolio	$1,488,198
Advantus Capital Appreciation Portfolio	$965,815
Advantus Growth Portfolio	$1,090,867
Advantus Core Equity Portfolio	$115,952 *
Advantus Value Stock Portfolio	$645,492

*	Before the voluntary absorption of $50,401 in expenses by Advantus Capital.

      The Funds did not pay any commissions to any affiliated brokers during the past fiscal year.

Additional Information About WRIMCO

      The name and principal occupation of the principal executive officer and each director of WRIMCO are set forth below. The address of each such individual is that of WRIMCO and W&R.

Name	Position with WRIMCO	Principal Occupation

Keith A. Tucker	Chairman and Director	Chairman of the Board, Chief Executive Officer and Director of W&R; Chairman of the Board and Director of WRI, WRIMCO and Waddell & Reed Services Company; President, Chairman of the Board, Chief Executive Officer and Director of Waddell & Reed Financial Services, Inc.
Henry J. Herrmann	Director, Chief Investment Officer, President and Chief Executive Officer	President, Chief Investment Officer and Director of W&R; Chairman of the Board, Chief Executive Officer and President of Waddell & Reed Ivy Investment Company; President, Chief Executive Officer and Chief Investment Officer of WRIMCO; Executive Vice President and Chief Investment Officer of Waddell & Reed Financial Services, Inc.; Director of Austin, Calvert and Flavin, Inc., (a WRIMCO subsidiary)
John E. Sundeen, Jr.	Senior Vice President, Treasurer, Director and Principal Financial Officer	Senior Vice President, Chief Financial Officer and Treasurer of Waddell &Reed Financial, Inc.; Senior Vice President and Treasurer of Waddell & Reed, Inc.; Director, Treasurer and Chief Operating Officer of Waddell & Reed Financial Services

      None of the officers or directors of the Advantus Funds are officers, directors or employees of WRIMCO or any of its affiliates.

      The table below sets forth information regarding mutual funds for which WRIMCO acts as investment adviser that have investment objectives similar to the investment objectives of Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio or Advantus Value Stock Portfolio. WRIMCO and Waddell & Reed Ivy Investment Co. (“WRIICO”) have not waived, reduced or otherwise agreed to reduce contractual fees for the funds listed below.

		Approximate
		Net Assets as
	Comparable	of June 24,	Rate of Compensation Payable to WRIMCO or WRIICO (as a
Advantus Portfolio	Portfolio	2003	Percent of Average Daily Net Assets)

Asset Allocation	W&R Balanced Portfolio	$185,586,139	0.70% of net assets up to $1 billion
	Waddell & Reed Advisors		0.65% of net assets over $1 billion and up to $2 billion
	Continental Income Fund, Inc.	$458,277,280	0.60% of net assets over $2 billion and up to $3 billion
			0.55% of net assets over $3 billion
Capital Appreciation/ Growth	W&R Growth Portfolio	$760,792,602	0.70% of net assets up to $1 billion
	Waddell & Reed Advisors		0.65% of net assets over $1 billion and up to $2 billion
	Accumulative Fund	$1,905,949,162	0.60% of net assets over $2 billion and up to $3 billion
	Ivy Large Cap Growth Fund*	$31,555,051	0.55% of net assets over $3 billion
	(formerly, W&R Funds, Inc. Large Cap Growth Fund)
Core Equity	W&R Core Equity Portfolio	$669,055,388	0.70% of net assets up to $1 billion
	Waddell & Reed Advisors		0.65% of net assets over $1 billion and up to $2 billion
	Core Investment Fund	$4,569,382,062	0.60% of net assets over $2 billion and up to $3 billion
	Ivy Core Equity Fund*	$274,539,920	0.55% of net assets over $3 billion
	(formerly, W&R Funds, Inc. Core Equity Fund)
Value Stock	W&R Value Portfolio	$90,712,816	0.70% of net assets up to $1 billion
	Waddell & Reed Advisors		0.65% of net assets over $1 billion and up to $2 billion
	Value Fund, Inc.	$341,291,164	0.60% of net assets over $2 billion and up to $3 billion
			0.55% of net assets over $3 billion
Small Company Growth	W&R Small Cap Portfolio	$300,133,411	0.85% of net assets up to $1 billion
	Waddell & Reed Advisors		0.83% of net assets over $1 billion and up to $2 billion
	Small Cap Fund, Inc.	$686,165,211	0.80% of net assets over $2 billion and up to $3 billion
	Ivy Small Cap Growth Fund*	$406,356,156	0.76% of net assets over $3 billion
	(formerly, W&R Funds, Inc. Small Cap Growth Fund)

*	Funds managed by WRIICO

Board Considerations

      In determining whether to approve the Interim Agreement and the Definitive Agreement, the Board of Directors, including the Independent Directors, considered various materials provided by W&R and Advantus Capital and met with senior representatives of W&R and its affiliates, as described above under “Proposal One — Information About the Reorganizations — Board Considerations.”

      In addition to considering that information, the Board gave weight in the course of its deliberations to the fact that the terms of the Interim Agreement and the Definitive Agreement were substantially identical to those of the investment advisory agreement between Advantus Capital and Advantus Series Fund, as those terms pertain to the Funds, that investment advisory fees paid by each Fund would remain unchanged, and that expense absorptions for Advantus Core Equity Portfolio would continue at their current level until the Portfolio’s reorganization.

      Based on its review, the Board of Directors approved the Interim Agreement and the Definitive Agreement, concluding, among other things, that the scope and quality of services to be provided under the Interim Agreement and the Definitive Agreement would be at least equivalent to the scope and quality of the services provided under the investment advisory agreement with Advantus Capital, and that the terms of the Interim Agreement and the Definitive Agreement were fair and reasonable and in the best interest of shareholders of the Funds.

      The Board of Directors recommends that the shareholders of Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value Stock Portfolio approve the Definitive Agreement.

INFORMATION ABOUT THE W&R FUNDS AND THE ADVANTUS FUNDS

W&R Funds

      A discussion of the performance of each of the W&R Funds during the fiscal year ended December 31, 2002 (other than W&R International II Portfolio, W&R Small Company Value Portfolio and W&R Micro-Cap Growth Portfolio, which were not yet in existence) is included in this Proxy Statement/ Prospectus as Appendix C.

      The W&R Funds are subject to the informational requirements of the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the W&R Target Funds can be obtained by calling or writing the W&R Target Funds at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217, 888-WADDELL.

      Copies can also be inspected and copied by the public at the following locations of the SEC:

Public Reference Room 450 Fifth Street, N.W. Room 1024 Washington, D.C. 20549	Midwest Regional Office Citicorp Center, Suite 1400 500 West Madison Street Chicago, Illinois 60661

      Copies of the information also may be obtained by mail from the Public Reference Section of the SEC, 450 Fifth Street, N.W., Room 1024, Washington, D.C., at prescribed rates. Further information on the operations of the public reference facilities may be obtained by calling 1-800-SEC-0330. In addition, the SEC maintains an Internet site that contains copies of the information. The address of the site is http://www.sec.gov.

Advantus Funds

      The Advantus Funds are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, charter documents and other information filed by the Advantus Funds can be obtained by calling or writing the Advantus Funds at 400 Robert Street North, St. Paul, Minnesota 55101-2098, 800-665-6005.

      Copies can also be inspected at the public reference facilities maintained by the SEC or obtained at prescribed rates at the addresses listed in the previous section or from the SEC’s Internet site at http://www.sec.gov.

VOTING INFORMATION

General Information

      This solicitation is being made primarily by the mailing of this Proxy Statement/ Prospectus and the accompanying voting instruction card. Supplementary solicitations may be made by mail, telephone, telegraph, facsimile, electronic means or by personal interview by representatives of Advantus Capital. The cost of preparing, printing and mailing the Proxy Statement/ Prospectus, and all other costs incurred in connection with the solicitation of proxies will be paid by Advantus Capital. Advantus Capital also will reimburse brokerage firms and other financial intermediaries for their reasonable expenses in forwarding solicitation materials to the Beneficial Owners of shares.

Voting Rights and Required Vote

      Shareholders of each Advantus Fund are entitled to one vote for each full share held and are entitled to fractional votes for fractional shares. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Advantus Funds a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person.

      Due to the pass-through voting structure of variable insurance contracts, the insurance companies will vote shares in the separate account(s). However, they are required by law to request voting instructions from Beneficial Owners and must vote shares in the separate account(s) on behalf of the Beneficial Owner(s), including shares for which no instructions have been received, in proportion to the voting instructions received.

      In order for the shareholder meeting to go forward for a Fund, there must be a quorum. This means that at least a majority of that Fund’s shares must be represent at the meeting, either in person or by proxy. Because Minnesota Life holds 100% of the shares of each Advantus Fund, their presence at the meeting in person or by proxy will meet the quorum requirement. If sufficient votes to approve a proposal are not obtained for any Fund, the proxies may propose one or more adjournments of the meeting with respect to that Fund to permit further solicitation of voting instructions. Any adjournment will require a vote in favor of the adjournment by the holders of a majority of the shares present in person or by proxy at the meeting (or any adjournment of the meeting).

      For each Advantus Fund, approval of the Reorganization Plan requires the affirmative vote, in person or by proxy, of a majority of the outstanding shares on the record date. For Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value Stock Portfolio, approval of the Definitive Agreement requires the affirmative vote of the lesser of (1) 67% of the outstanding shares of that Fund present at the meeting if more than 50% of the shares of the Fund outstanding on the record date are present in person or by proxy or (2) more than 50% of the shares of the Fund outstanding on the record date.

Record Date and Outstanding Shares

      Only shareholders of record of the Advantus Funds at the close of business on July 25, 2003 are entitled to notice of and to vote at the meeting and any postponement or adjournment thereof. On that date, each Advantus Fund had the following number of shares outstanding and entitled to vote:

Total Number of
Shares
Name of Fund	Outstanding

Advantus Asset Allocation Portfolio
Advantus Capital Appreciation Portfolio
Advantus Growth Portfolio
Advantus Core Equity Portfolio
Advantus Value Stock Portfolio
Advantus Small Company Growth Portfolio
Advantus International Stock Portfolio
Advantus Small Company Value Portfolio
Advantus Micro-Cap Growth Portfolio

Security Ownership of Certain Beneficial Owners and Management

      The officers and directors of the Advantus Funds cannot directly own shares of the portfolios without purchasing an insurance contract through a participating insurance company. As a result, as of the record date, the officers and directors of the Advantus Funds as a group beneficially owned less than 1% of the outstanding shares of each Advantus Fund. As of the record date, Minnesota Life owned 100% of the shares of each of the Advantus Funds.

Other Business

      The Board of Directors of the Advantus Funds knows of no other business to be brought before the meeting. However, if any other matters come before the meeting, it is the intention that voting instruction forms that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed voting instruction form.

Shareholder Proposals

      Neither the Advantus Funds nor the W&R Funds hold annual or other regular meetings of shareholders. Since the Funds do not hold regular meetings of shareholders, the anticipated date of the next shareholder meeting of the Advantus Funds or the W&R Funds cannot be provided. To be considered for inclusion in the proxy statement for any subsequent meeting of shareholders, a shareholder proposal must be submitted a reasonable time before the proxy statement for that meeting is mailed. Whether a proposal is included in the proxy statement will be determined in accordance with applicable federal and state laws. The timely submission of a proposal does not guarantee its inclusion.

Board Recommendations

      After carefully considering the issues involved, the Board of Directors of the Advantus Funds has unanimously concluded that the proposed Reorganizations are in the best interests of the shareholders of each Advantus Fund and recommends that you vote to approve the Reorganization Plan. The Board of Directors also recommends that shareholders of Advantus Asset Allocation Portfolio, Advantus Capital Appreciation Portfolio, Advantus Growth Portfolio, Advantus Core Equity Portfolio and Advantus Value

Stock Portfolio vote to approve the Definitive Agreement. Whether or not you expect to attend the meeting, you are urged to promptly sign, fill in and return the enclosed voting instruction form.

By Order of the Board of Directors,

/s/ MICHAEL J. RADMER

Michael J. Radmer
Secretary

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

      THIS AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of                     , 2003, between W&R Target Funds, Inc., a Maryland corporation (“W&R”), on behalf of each segregated portfolio of assets thereof (“series”) listed on Schedule A to this Agreement (“Schedule A”) (each, an “Acquiring Fund”), and Advantus Series Fund, Inc., a Minnesota corporation (“Advantus”), on behalf of each series thereof listed on Schedule A (each, a “Target Fund”). (Each Acquiring Fund and Target Fund is sometimes referred to herein individually as a “Fund” and collectively as the “Funds,” and W&R and Advantus are sometimes referred to herein individually as an “Investment Company” and collectively as the “Investment Companies.”) All agreements, representations and warranties, actions, and obligations described herein made or to be taken or undertaken by a Fund are made and shall be taken or undertaken by W&R on behalf of each Acquiring Fund and by Advantus on behalf of each Target Fund.

      The Investment Companies wish to effect nine separate reorganizations, each described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended (“Code”), and intend this Agreement to be, and adopt it as, a “plan of reorganization” within the meaning of the regulations under section 368 of the Code (“Regulations”). Each Target Fund and each Acquiring Fund has a single class of shares. Each reorganization will involve the transfer of the assets of a Target Fund to the corresponding Acquiring Fund listed on Schedule A, in exchange solely for shares of common stock of such Acquiring Fund (“Acquiring Fund Shares”) and the assumption by such Acquiring Fund of such Target Fund’s liabilities, followed by the constructive distribution of those shares pro rata to the holders of shares of such Target Fund (“Target Fund Shares”), all on the terms and conditions set forth herein. (All such transactions involving each Target Fund and its corresponding Acquiring Fund are referred to herein as a “Reorganization.”) For convenience, the balance of this Agreement refers only to a single Reorganization, one Acquiring Fund, and one Target Fund, but the provisions of this Agreement shall apply separately to each Reorganization and the Funds participating therein. The consummation of one Reorganization shall not be contingent on the consummation of any other Reorganization.

      In consideration of the mutual promises contained herein, the parties agree as follows:

1.     PLAN OF REORGANIZATION

      1.1.     Subject to the requisite approval by Target Fund shareholders and to the other terms and conditions set forth herein and on the basis of the representations and warranties contained herein, Target Fund agrees to assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to Acquiring Fund and Acquiring Fund agrees in exchange therefor (a) to assume all of the liabilities of Target Fund described in paragraph 1.3 (“Liabilities”), and (b) to issue and deliver to Target Fund the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the value of the Assets of Target Fund less the Liabilities of Target Fund by the net asset value (“NAV”) of an Acquiring Fund Share (all computed as set forth in paragraph 2.1). Such transactions shall take place at the Closing (as defined in paragraph 3.1).

      1.2.     The Assets shall include all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target Fund’s books, and other property owned by Target Fund at the Effective Time (as defined in paragraph 3.1).

      1.3.     The Liabilities shall include all liabilities, debts, obligations, and duties of whatever kind or nature of Target Fund at the Effective Time, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, and whether or not specifically referred to in this Agreement, including any obligation to indemnify the directors of Advantus, acting in their capacities as such, to the fullest extent permitted by law and the amended and restated articles of incorporation (“Articles of Incorporation”) and bylaws of Advantus.

      1.4.     In order to bind all holders of Target Fund shares to the transactions contemplated hereby, and in particular in order to bind them to the cancellation and retirement of the outstanding Target Fund shares held by them, Advantus shall, prior to the Effective Time, (a) obtain approval pursuant to Minnesota law of an amendment to its Articles of Incorporation substantially in the form attached hereto as Schedule B (“Amendment”), and (b) file the Amendment with the Secretary of State of the State of Minnesota.

      1.5.     At or immediately before the Effective Time, Target Fund shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed all of its investment company taxable income (as defined in section 852(b)(2) of the Code but computed without regard to any deduction for dividends paid) and substantially all of its net capital gain (within the meaning of section 852(b)(3) of the Code, but computed without regard to any deduction for capital gain dividends paid) for the current taxable year through the Effective Time.

      1.6.     At the Effective Time (or as soon thereafter as is reasonably practicable), Target Fund shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to Target Fund’s shareholders of record, determined as of the Effective Time (each, a “Shareholder”), in constructive exchange for their Target Fund Shares. Such distribution shall be accomplished by W&R’s transfer agent’s opening accounts on Acquiring Fund’s share transfer books in the Shareholders’ names and transferring such Acquiring Fund Shares thereto. Each Shareholder’s account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Fund Shares, including any represented by certificates, shall simultaneously be canceled on Target Fund’s share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.

      1.7.     As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.6, Advantus shall wind up the affairs of Target Fund and shall file any required final regulatory reports, including but not limited to any Form N-SAR and Rule 24f-2 filings with respect to Target Fund.

      1.8.     Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target Fund’s books of the Target Fund Shares constructively exchanged therefor shall be paid by the person to whom such Acquiring Fund Shares are to be issued, as a condition of such transfer.

2.     VALUATION

      For purposes of paragraph 1.1(b), the value of the Assets, the amount of the Liabilities and the NAV of an Acquiring Fund Share shall be computed as of the close of business on the date of the Closing (“Valuation Time”). The NAV of an Acquiring Fund Share shall be computed using the valuation procedures set forth in Acquiring Fund’s then-current prospectus and statement of additional information (“SAI”). The value of the Assets and the amount of the Liabilities shall be computed using the valuation procedures set forth in Target Fund’s then-current prospectus and SAI, subject to adjustment by the amount, if any, agreed to by the Investment Companies. The Investment Companies agree to use all commercially reasonable efforts to resolve, before the Valuation Time, any material differences between the value of the Assets and the amount of the Liabilities determined in accordance with the respective valuation procedures of the Funds

3.     CLOSING AND EFFECTIVE TIME

      3.1.     The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the offices of Dorsey & Whitney LLP, 50 South Sixth Street, Minneapolis, Minnesota 55402, on or about                     , 2003, or at such other place and/or on such other date as to which the Investment Companies may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time as to which the Investment Companies may agree (“Effective Time”). If, immediately before the Valuation Time, (a) the

New York Stock Exchange is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on that exchange or elsewhere is disrupted, so that accurate appraisal of the value of the Assets, the amount of the Liabilities and the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when such trading has fully resumed and such reporting has been restored.

      3.2.     Advantus shall deliver to W&R at the Closing a schedule of the Assets and Liabilities as of the Effective Time, which shall set forth for all portfolio securities included therein and all other Assets, their adjusted basis and holding period, by lot, for federal income tax purposes. Advantus’ custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets held by the custodian will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

      3.3.     Advantus’ transfer agent shall deliver to W&R at the Closing a statement of an authorized officer thereof certifying that its records contain the names and addresses of the Shareholders and the number and percentage ownership of outstanding Target Fund Shares owned by each Shareholder, all as of the Effective Time. W&R’s transfer agent shall deliver at the Closing a certificate as to the opening on Acquiring Fund’s share transfer books of accounts in the Shareholders’ names. W&R shall issue and deliver a confirmation to Advantus evidencing the Acquiring Fund Shares to be credited to Target Fund at the Effective Time or provide evidence satisfactory to Advantus that such Acquiring Fund Shares have been credited to Target Fund’s account on Acquiring Fund’s books. At the Closing, each Investment Company shall deliver to the other bills of sale, checks, assignments, stock certificates, receipts, or other documents the other Investment Company or its counsel reasonably requests.

      3.4.     Each Investment Company shall deliver to the other at the Closing a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated by this Agreement.

4.     REPRESENTATIONS AND WARRANTIES

      4.1.     Advantus represents and warrants as follows:

4.1.1. Advantus is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Minnesota; and its Articles of Incorporation are on file with the Secretary of the State of the State of Minnesota;

4.1.2. Advantus is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”), and such registration is in full force and effect;

4.1.3. Target Fund is a duly established and designated series of Advantus; and all Target Fund Shares outstanding at the Effective Time will have been duly authorized and duly and validly issued and outstanding shares of Target Fund, fully paid and non-assessable;

4.1.4. At the Closing, Target Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances; and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;

4.1.5. Target Fund’s current prospectus and SAI conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (“1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.1.6. Target Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of Advantus’ Articles of Incorporation or bylaws or of any agreement, instrument, lease, or other undertaking to which Target Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by W&R;

4.1.7. Except as otherwise disclosed in writing to and accepted by W&R, all material contracts and other commitments of or applicable to Target Fund (other than this Agreement and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target Fund thereunder will be made, at or prior to the Effective Time, without either Fund’s incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target Fund may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

4.1.8. Except as otherwise disclosed in writing to and accepted by W&R, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Advantus’ knowledge) threatened against Advantus or any of its properties or assets that, if adversely determined, would materially and adversely affect Target Fund’s financial condition or the conduct of its business; and Advantus knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.1.9. The execution, delivery, and performance of this Agreement have been duly authorized, and the Amendment shall have been duly approved, as of the date hereof by all necessary action on the part of Advantus’ board of directors; and, subject to approval by Target Fund’s shareholders, this Agreement constitutes a valid and legally binding obligation of Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.1.10. At the Effective Time, the performance of this Agreement shall have been duly authorized and the Amendment shall have been duly approved by all necessary action by Target Fund’s shareholders;

4.1.11. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (“1934 Act”), the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by Advantus, except for (a) the filing with the Securities and Exchange Commission (“SEC”) of a registration statement by W&R on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto (“Registration Statement”), including therein a prospectus/proxy statement (“Proxy Statement”), and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

4.1.12. On the effective date of the Registration Statement, at the time of the shareholders’ meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by W&R for use therein;

4.1.13. There are no Liabilities (for purposes of this paragraph, as defined in paragraph 1.3 but excluding “at the Effective Time”) other than Liabilities disclosed or provided for in Advantus’ financial statements referred to in paragraph 4.1.16 and Liabilities incurred by Target Fund in the ordinary course of its business subsequent to December 31, 2002, or otherwise previously disclosed to W&R, none of which has been materially adverse to the business, assets, or results of Target Fund’s operations;

4.1.14. Target Fund is a “fund” as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code (“RIC”) for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; the assets of the Target Fund will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

4.1.15. Target Fund’s federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2001, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

4.1.16. Advantus’ financial statements for the year ended December 31, 2002, as set forth in its annual report on Form N-30D, fairly represent Target Fund’s financial position as of such date and the results of its operations and changes in its net assets for the period then ended.

      4.2.     W&R represents and warrants as follows:

4.2.1. W&R is a corporation that is duly organized, validly existing, and in good standing under the laws of the State of Maryland; and its articles of incorporation (“Articles of Incorporation”) are on file with the Secretary of State of the State of Maryland;

4.2.2. W&R is duly registered as an open-end management investment company under the 1940 Act, and such registration is in full force and effect;

4.2.3. Acquiring Fund is a duly established and designated series of W&R;

4.2.4. No consideration other than Acquiring Fund Shares (and Acquiring Fund’s assumption of liabilities) will be issued in exchange for the Assets in the Reorganization;

4.2.5. The Acquiring Fund Shares to be issued and delivered to Target Fund hereunder will have been duly authorized at the Effective Time and, when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable;

4.2.6. Acquiring Fund’s current prospectus and SAI conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

4.2.7. Acquiring Fund is not in violation of, and the execution and delivery of this Agreement and consummation of the transactions contemplated hereby will not conflict with or violate, applicable law or any provision of W&R’s articles of incorporation or bylaws or of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound, except as otherwise disclosed in writing to and accepted by Advantus;

4.2.8. Except as otherwise disclosed in writing to and accepted by Advantus, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to W&R’s knowledge) threatened against W&R or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund’s financial condition or the conduct of its business; and W&R knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

4.2.9. The execution, delivery, and performance of this Agreement have been duly authorized as of the date hereof by all necessary action on the part of W&R’s board of directors (together with Advantus’ board of directors, the “Boards”); no approval of this Agreement by Acquiring Fund’s shareholders is required under W&R’s articles of incorporation or bylaws, or applicable law; and this Agreement constitutes a valid and legally binding obligation of Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

4.2.10. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or applicable state securities laws for the execution or performance of this Agreement by W&R, except for (a) the filing with the SEC of the Registration Statement and (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

4.2.11. On the effective date of the Registration Statement, at the time of the shareholders’ meeting referred to in paragraph 5.2, and at the Effective Time, the Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading; provided that the foregoing shall not apply to statements in or omissions from the Proxy Statement made in reliance on and in conformity with information furnished by Advantus for use therein;

4.2.12. Acquiring Fund is a “fund” as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; Acquiring Fund intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

4.2.13. Acquiring Fund’s federal income tax returns, and all applicable state and local tax returns, for all taxable years through and including the taxable year ended December 31, 2001, have been timely filed and all taxes payable pursuant to such returns have been timely paid; and

4.2.14. W&R’s financial statements for the year ended December 31, 2002, as set forth in its annual report on Form N-30D, fairly represent Acquiring Fund’s financial position as of that date and the results of its operations and changes in its net assets for the year then ended.

      4.3.     Each Investment Company represents and warrants to the other as follows:

4.3.1. The fair market value of the Acquiring Fund Shares received by each Shareholder will be approximately equal to the fair market value of its Target Fund Shares constructively surrendered in exchange therefor;

4.3.2. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

4.3.3. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount.

5.     COVENANTS

      5.1.     Each Fund covenants to operate its respective business in the ordinary course between the date hereof and the Closing, it being understood that such ordinary course will include declaring and paying customary dividends and other distributions (including the dividend and/or other distribution referred to in paragraph 1.4) and changes in operations contemplated by each Fund’s normal business activities.

      5.2.     Target Fund covenants to call a shareholders’ meeting to consider and act on this Agreement and the Amendment and to take all other action necessary to obtain approval of the transactions contemplated hereby.

      5.3.     Target Fund covenants that the Acquiring Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

      5.4.     Target Fund covenants that it will assist W&R in obtaining information W&R reasonably requests concerning the beneficial ownership of Target Fund Shares.

      5.5.     Target Fund covenants that its books and records (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) will be turned over to W&R at the Closing.

      5.6.     Each Fund covenants to cooperate in preparing the Proxy Statement in compliance with applicable federal and state securities laws.

      5.7.     Each Fund covenants that it will, from time to time, as and when requested by the other Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action, as the other Fund may deem necessary or desirable in order to vest in, and confirm to, (a) Acquiring Fund, title to and possession of all the Assets, and (b) Target Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

      5.8.     Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and state securities laws it deems appropriate to continue its operations after the Effective Time.

      5.9.     Subject to this Agreement, each Fund covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

6.     CONDITIONS PRECEDENT

      Each Fund’s obligations hereunder shall be subject to (a) performance by the other Fund of all its obligations to be performed hereunder at or before the Effective Time, (b) all representations and warranties of the other Fund contained herein being true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated hereby, as of the Effective Time, with the same force and effect as if made at and as of the Effective Time, and (c) the following further conditions that, at or before the Effective Time:

      6.1.     This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Board and shall have been approved by Target Fund’s shareholders in accordance with Advantus’ Articles of Incorporation and bylaws and applicable law.

      6.2.     The Amendment shall have been duly approved by Advantus’ board of directors and shall have been approved by Target Fund’s shareholders in accordance with Advantus’ Articles of Incorporation and bylaws and applicable law, and the Amendment shall have been duly filed with the Minnesota Secretary of State.

      6.3.     All necessary filings shall have been made with the SEC and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and the SEC shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) deemed necessary by either Investment Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties, provided that either Investment Company may for itself waive any of such conditions.

      6.4.     At the Effective Time, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby.

      6.5.     Advantus shall have received an opinion of Kirkpatrick & Lockhart LLP, counsel to W&R substantially to the effect that:

6.5.1. Acquiring Fund is a duly established series of W&R, a corporation duly incorporated, validly existing, and in good standing under the laws of the State of Maryland with power under its articles of incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its currently effective Registration Statement on Form N-1A;

6.5.2. This Agreement has been duly authorized, executed, and delivered by W&R on behalf of Acquiring Fund; no approval of this Agreement by Acquiring Fund’s shareholders is required under W&R’s articles or incorporation or bylaws or applicable law; and assuming due authorization, execution, and delivery of this Agreement by Advantus on behalf of Target Fund, this Agreement is a valid and legally binding obligation of W&R with respect to Acquiring Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.5.3. The Acquiring Fund Shares to be issued and distributed to the Shareholders under this Agreement have been duly authorized and, assuming their issuance and due delivery as contemplated by this Agreement, will be validly issued, fully paid and non-assessable;

6.5.4. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate W&R’s articles of incorporation or bylaws or any provision of any agreement (listed on a schedule to such opinion) to which W&R (with respect to Acquiring Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any such agreement, or, to our knowledge, any judgment, or decree to which W&R (with respect to Acquiring Fund) is a party or by which it is bound, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Advantus;

6.5.5. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by W&R (on behalf of Acquiring Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

6.5.6. W&R is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

6.5.7. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to W&R (with respect to Acquiring Fund) or any of its properties or assets attributable or allocable to Acquiring Fund and (b) W&R (with respect to Acquiring Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Acquiring Fund’s business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by Advantus.

In rendering such opinion, such counsel may (1) rely, as to matters governed by the laws of the State of Maryland, on an opinion of competent Maryland counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.6.     W&R shall have received an opinion of Dorsey & Whitney LLP, counsel to Advantus, substantially to the effect that:

6.6.1. Target Fund is a duly established series of Advantus, a corporation duly organized, validly existing, and in good standing under the laws of the State of Minnesota with power under its Articles of Incorporation to own all its properties and assets and, to the knowledge of such counsel, to carry on its business as described in its currently effective Registration Statement on Form N-1A.;

6.6.2. This Agreement (a) has been duly authorized, executed, and delivered by Advantus on behalf of Target Fund and (b) assuming due authorization, execution, and delivery of this Agreement by W&R on behalf of Acquiring Fund, is a valid and legally binding obligation of Advantus with respect to Target Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors’ rights and by general principles of equity;

6.6.3. The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate Advantus’ Articles of Incorporation or By-Laws or any provision of any agreement (known to such counsel, without any independent inquiry or investigation) to which Advantus (with respect to Target Fund) is a party or by which it is bound or (to the knowledge of such counsel, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Advantus (with respect to Target Fund) is a party or by which it is bound, except as set forth in such opinion or as previously disclosed in writing to and accepted by W&R;

6.6.4. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Advantus (on behalf of Target Fund) of the transactions contemplated herein, except those obtained under the 1933 Act, the 1934 Act, and the 1940 Act and those that may be required under state securities laws;

6.6.5. Advantus is registered with the SEC as an investment company, and to the knowledge of such counsel no order has been issued or proceeding instituted to suspend such registration; and

6.6.6. To the knowledge of such counsel (without any independent inquiry or investigation), (a) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to Advantus (with respect to Target Fund) or any of its properties or assets attributable or allocable to Target Fund and (b) Advantus (with respect to Target Fund) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects Target Fund’s business, except as set forth in such opinion or as otherwise disclosed in writing to and accepted by W&R.

In rendering such opinion, such counsel may (1) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (2) limit such opinion to applicable federal and state law, and (3) define the word “knowledge” and related terms to mean the knowledge of attorneys then with such counsel who have devoted substantive attention to matters directly related to this Agreement and the Reorganization.

      6.7.     Each Investment Company shall have received an opinion of Dorsey & Whitney LLP, addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below (“Tax Opinion”). In rendering the Tax Opinion, such counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which such counsel may treat as representations and warranties made to it, and in separate letters addressed to such counsel and the certificates delivered pursuant to paragraph 3.4. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

6.7.1. Acquiring Fund’s acquisition of the Assets in exchange solely for Acquiring Fund Shares and its assumption of Target Fund’s liabilities, followed by Target Fund’s distribution of those shares pro rata to the Shareholders in exchange for their Target Fund Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Fund will be “a party to a reorganization” within the meaning of section 368(b) of the Code;

6.7.2. Target Fund will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund’s assumption of Target Fund’s liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Target Fund Shares;

6.7.3. Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and the assumption by Acquiring Fund of the liabilities of Target Fund;

6.7.4. Acquiring Fund’s basis in the Assets will be the same as Target Fund’s basis therein immediately before the Reorganization, and Acquiring Fund’s holding period for the Assets will include Target Fund’s holding period therefor;

6.7.5. A Shareholder will recognize no gain or loss on the exchange of all its Target Fund Shares solely for Acquiring Fund Shares pursuant to the Reorganization. Shareholders subject to taxation will recognize income upon receipt of any net investment income or net capital gains of Target Fund which are distributed by Target Fund prior to the Closing;

6.7.6. A Shareholder’s aggregate basis in the Acquiring Fund Shares to be received by it in the Reorganization will be the same as the aggregate basis in its Target Fund Shares to be constructively surrendered in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Fund Shares, provided the Shareholder held them as capital assets at the Effective Time; and

6.7.7. Acquiring Fund will succeed to and take into account the items of Target Fund described in Section 381(c) of the Code. Acquiring Fund will, in each instance, take these items into account subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding subparagraphs 6.7.2 and 6.7.4, the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 6.1 and 6.2) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

7.     BROKERAGE FEES

      Each Investment Company represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.     EXPENSES; INDEMNIFICATION

      8.1     The parties hereto understand and agree that the cost of the transactions contemplated by this Agreement are being borne by Advantus Capital Management, Inc.

      8.2     Acquiring Fund agrees to indemnify and hold harmless Advantus, Target Fund and each of Advantus’ directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, Advantus, Target Fund or any of Advantus’ directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by W&R or Acquiring Fund of any of their representations, warranties, covenants or agreements set forth in this Agreement.

      8.3     Target Fund agrees to indemnify and hold harmless W&R, Acquiring Fund and each of W&R’s directors and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, W&R, Acquiring Fund or any of W&R’s directors or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Advantus or Target Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.     ENTIRE AGREEMENT; NO SURVIVAL

      Neither party has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the parties. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing.

10.     TERMINATION OF AGREEMENT

      This Agreement may be terminated at any time at or prior to the Effective Time, whether before or after approval by Target Fund’s shareholders:

      10.1.     By either Fund (a) in the event of the other Fund’s material breach of any representation, warranty, or covenant contained herein to be performed at or prior to the Effective Time, (b) if a condition to its obligations has not been met and it reasonably appears that such condition will not or cannot be met, or (c) if the Closing has not occurred on or before December 31, 2003; or

      10.2.     By the parties’ mutual agreement.

      In the event of termination under paragraphs 10.1(c) or 10.2, there shall be no liability for damages on the part of either Fund to the other Fund.

11.     AMENDMENT

      This Agreement may be amended, modified, or supplemented at any time, notwithstanding approval thereof by Target Fund’s shareholders, in any manner mutually agreed on in writing by the parties; provided that following such approval no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Target Fund shareholders under this Agreement to the detriment of such shareholders without their further approval.

12.     MISCELLANEOUS

      12.1.     This Agreement shall be governed by and construed in accordance with the internal laws of the State of Minnesota; provided that, in the case of any conflict between such laws and the federal securities laws, the latter shall govern.

      12.2.     Nothing expressed or implied herein is intended or shall be construed to confer upon or give any person, firm, trust, or corporation other than the parties and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

      12.3.     This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other party hereto. The headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officers as of the day and year first written above.

W&R TARGET FUNDS, INC.
on behalf of its series,

W&R Balanced Portfolio
W&R Growth Portfolio
W&R Core Equity Portfolio
W&R Value Portfolio
W&R Small Cap Portfolio
W&R International II Portfolio
W&R Small Company Value Portfolio
W&R Micro-Cap Growth Portfolio

By:

Its: President

ADVANTUS SERIES FUND, INC.
on behalf of its series,

Advantus Asset Allocation Portfolio
Advantus Capital Appreciation Portfolio
Advantus Growth Portfolio
Advantus Core Equity Portfolio
Advantus Value Stock Portfolio
Advantus Small Company Growth Portfolio
Advantus International Stock Portfolio
Advantus Small Company Value Portfolio
Advantus Micro-Cap Growth Portfolio

By:

Its: President

Agreed and accepted as to paragraph 8.1 only

ADVANTUS CAPITAL MANAGEMENT, INC.

By:

Its: President

SCHEDULE A

Target Funds	Corresponding Acquiring Funds

Advantus Asset Allocation Portfolio	W&R Balanced Portfolio
Advantus Capital Appreciation Portfolio	W&R Growth Portfolio
Advantus Growth Portfolio	W&R Growth Portfolio
Advantus Core Equity Portfolio	W&R Core Equity Portfolio
Advantus Value Stock Portfolio	W&R Value Portfolio
Advantus Small Company Growth Portfolio	W&R Small Cap Portfolio
Advantus International Stock Portfolio	W&R International II Portfolio
Advantus Small Company Value Portfolio	W&R Small Company Value Portfolio
Advantus Micro-Cap Growth Portfolio	W&R Micro-Cap Growth Portfolio

SCHEDULE B

ARTICLES OF AMENDMENT

TO
AMENDED AND RESTATED ARTICLES OF INCORPORATION
OF
ADVANTUS SERIES FUND, INC.

      The undersigned officer of Advantus Series Fund, Inc. (the “Corporation”), a Minnesota corporation which is subject to the provisions of Minnesota Statutes, Chapter 302A, hereby certifies that the following amendment to the Corporation’s amended and restated articles of incorporation has been adopted by the Board of Directors and by the requisite vote of shareholders of the Corporation pursuant to said Chapter 302A:

WHEREAS, the Corporation is registered as an open-end management investment company (i.e., a mutual fund) under the Investment Company Act of 1940 and offers its shares to the public in several series, each of which represents a separate and distinct portfolio of assets.

WHEREAS, it is desirable and in the best interests of the holders of each of the series of Common Shares of the Corporation set forth in the table below (each series hereinafter an “Acquired Fund”) that the assets belonging to such Acquired Fund be sold to the corresponding series of W&R Target Funds, Inc. set forth in such table (each an “Acquiring Fund”), in exchange for common shares of the respective Acquiring Fund, which shares will be distributed pro rata to the former shareholders of the Acquired Funds:

Series of Common Shares of the Corporation	Corresponding Series of W&R Target Funds, Inc.

Series A (“Growth Portfolio”)	W&R Growth Portfolio
Series D (“Asset Allocation Portfolio”)	W&R Balanced Portfolio
Series G (“Capital Appreciation Portfolio”)	W&R Growth Portfolio
Series H (“International Stock Portfolio”)	W&R International II Portfolio
Series I (“Small Company Growth Portfolio”)	W&R Small Cap Portfolio
Series N (“Value Stock Portfolio”)	W&R Value Portfolio
Series O (“Core Equity Portfolio”)	W&R Core Equity Portfolio
Series Q (“Small Company Value Portfolio”)	W&R Small Company Value Portfolio
Series S (“Micro-Cap Growth Portfolio”)	W&R Micro-Cap Growth Portfolio

WHEREAS, the Corporation and W&R Target Funds, Inc. have entered into an Agreement and Plan of Reorganization dated , 2003 (the “Reorganization Agreement”) providing for the foregoing transactions.

WHEREAS, the Reorganization Agreement requires that, in order to bind all holders of shares of the respective series of the Corporation to the foregoing transactions, and in particular to bind such holders to the cancellation and retirement of their outstanding shares of the Corporation, it is necessary to adopt an amendment to the Corporation’s amended and restated articles of incorporation.

NOW, THEREFORE, BE IT RESOLVED, that the Corporation’s amended and restated articles of incorporation be, and the same hereby are, amended to add the following Article IVA immediately following Article IV thereof:

IVA. (a) For purposes of this Article IVA, the following terms shall have the following meanings:

“Acquired Funds” means the Series A, Series D, Series G, Series H, Series I, Series N, Series O, Series Q and Series S shares of the Corporation (also known as “Growth

Portfolio,” “Asset Allocation Portfolio,” “Capital Appreciation Portfolio,” “International Stock Portfolio,” “Small Company Growth Portfolio,” “Value Stock Portfolio,” “Core Equity Portfolio,” “Small Company Value Portfolio” and “Micro-Cap Growth Portfolio,” respectively).

“Acquiring Funds” means the following series of W&R Target Funds, Inc., a Maryland corporation: W&R Growth Portfolio, with respect to the Series A and Series G Common Shares of the Corporation; W&R Balanced Portfolio, with respect to the Series D Common Shares of the Corporation; W&R International II Portfolio, with respect to the Series H Common Shares of the Corporation; W&R Small Cap Portfolio, with respect to the Series I Common Shares of the Corporation; W&R Value Portfolio, with respect to the Series N Common Shares of the Corporation; W&R Core Equity Portfolio, with respect to the Series O Common Shares of the Corporation; W&R Small Company Value Portfolio, with respect to the Series Q Common Shares of the Corporation; and W&R Micro-Cap Growth Portfolio, with respect to the Series S Common Shares of the Corporation.

“Effective Time” has the meaning set forth in the Reorganization Agreement.

“Reorganization Agreement” means the Agreement and Plan of Reorganization dated , 2003, between the Corporation and W&R Target Funds, Inc.

(b) At the Effective Time, the assets belonging to each Acquired Fund and the liabilities belonging to such Acquired Fund, shall be transferred to the corresponding Acquiring Fund listed in the Reorganization Agreement in exchange for shares of such Acquiring Fund, all as set forth in the Reorganization Agreement. Such Acquiring Fund shares shall be distributed to Acquired Fund shareholders as set forth in (c) below. For purposes of the foregoing, the terms “assets belonging to” and “liabilities belonging to” have the meanings assigned to them in Articles IV(C)(1) and IV(C)(2) of the Corporation’s amended and restated articles of incorporation.

(c) At the Effective Time, each issued and outstanding Common Share of each Acquired Fund shall be, without further action, exchanged for that number of common shares of the corresponding Acquiring Fund determined in accordance with Section 1.1 of the Reorganization Agreement, and such Acquired Fund Common Shares shall be cancelled and retired. The distribution of such Acquiring Fund shares to Acquired Fund shareholders shall be accomplished in the manner set forth in Section 1.6 of the Reorganization Agreement.

(d) From and after the Effective Time, the Acquired Fund shares cancelled and retired pursuant to (c) above shall have the status of authorized and unissued shares of the Corporation, without designation as to series or class.

      IN WITNESS WHEREOF, the undersigned officer of the Corporation has executed these Articles of Amendment on behalf of the Corporation on                     , 2003.

ADVANTUS SERIES FUND, INC.

By

Its Secretary

APPENDIX B

INVESTMENT ADVISORY AGREEMENT

      THIS AGREEMENT, made this      day of                     , 2003, by and between Advantus Series Fund, Inc., a Minnesota corporation (the “Fund”) and Waddell & Reed Investment Management Company, a Kansas corporation (“Adviser”).

WITNESSETH:

      WHEREAS, the Fund is engaged in business as a diversified open-end management investment company registered as such under the Investment Company Act of 1940 (the “Investment Company Act”) and offers for sale distinct series of shares of common stock, each of which series pursues its investment objectives through separate policies;

      WHEREAS, the Adviser is engaged in rendering investment advisory services and is registered as an investment adviser under the Investment Advisers Act of 1940; and

      WHEREAS, the Fund desires to appoint the Adviser to provide investment advisory and management services to each series of the Fund set forth in Exhibit A hereto (each such series a “Portfolio” and together the “Portfolios”) in the manner and on the terms hereinafter set forth, and the Adviser is willing to furnish such services.

      NOW THEREFORE, in consideration of the premises and the mutual covenants herein contained, the parties do hereby agree as follows:

SECTION 1.     Appointment of Adviser

      The Fund appoints the Adviser to act as the investment adviser to and manager of the Portfolios, to manage the investment and reinvestment of the assets of the Portfolios and to administer each Portfolio’s affairs subject to the supervision of the Board of Directors of the Fund on the terms and conditions set forth in this Agreement. The Adviser accepts such appointment and agrees to render the services and to assume the obligations set forth in this Agreement.

      The Adviser will for all purposes provided in this Agreement be deemed to be an independent contractor and will have no authority to act for or represent the Fund in any way or otherwise be deemed an agent of the Fund, unless otherwise expressly provided or authorized either in this Agreement or in another writing by the Fund. The Fund retains the ultimate responsibility and authority for direction and control of the services provided by the Adviser pursuant to this Agreement.

SECTION 2.     Duties of the Adviser

      The investment of the assets of the Portfolios shall at all times be subject to the applicable provisions of the Articles of Incorporation, the Bylaws, the Registration Statement, the current Prospectus and the Statement of Additional Information of the Fund and shall conform to the investment objectives, policies and restrictions of the Portfolios as set forth in such documents and as interpreted from time to time by the Board of Directors of the Fund. Within the framework of the investment objectives, policies and restrictions of the Portfolios, the Adviser shall have the sole and exclusive responsibility for the management of the Portfolios and the making and execution of all investment decisions for the Portfolios.

      In carrying out its obligations to manage the investments and reinvestments of the assets of the Portfolios, the Adviser shall: (1) obtain and evaluate pertinent economic, statistical, financial and other information affecting the economy generally and individual companies or industries the securities of which are included in the Portfolios or are under consideration for inclusion therein; (2) formulate and implement a continuous investment program for each Portfolio consistent with the investment objective and related investment policies for each such Portfolio as set forth in the Fund’s registration statement, as amended; and (3) take such steps as are necessary to implement the aforementioned investment programs by purchase and sale of securities including the placing of orders for such purchases and sales.

      The Adviser shall report to the Board of Directors of the Fund regularly at such times and in such detail as the Board may from time to time determine to be appropriate in order to permit the Board to determine the adherence of the Adviser to the investment objectives, policies and restrictions of the Portfolios.

      The Adviser shall, at its own expense, furnish the Fund office space and all necessary office facilities, equipment and personnel for servicing the investments of the Portfolios. The Adviser shall arrange for officers or employees of the Adviser to serve without compensation from the Fund as directors, officers or employees of the Fund if duly elected or appointed to such positions by the shareholders, directors or officers of the Fund.

      The Adviser shall maintain all records necessary in the operation of the Portfolios including records pertaining to each Portfolio’s shareholders and investments. The Adviser hereby acknowledges that all such records are the property of the Fund, and in the event that a transfer of management or investment advisory services to someone other than the Adviser should ever occur, the Adviser will promptly and at its own cost, take all steps necessary to segregate such records and deliver them to the Fund.

SECTION 3.     Compensation for Services

      In payment for the investment advisory services to be rendered by the Adviser hereunder, the Fund shall pay to the Adviser as full compensation for all services hereunder a fee computed separately for each Portfolio at an annual rate, as set forth in Schedule A to this Agreement.

      The amount of the fees as set forth in Schedule A hereto will be deducted on each business day from the value of each Portfolio prior to determining the Portfolio’s net asset value for the day and it shall be transmitted or credited to the Adviser. The fee shall be based on the net asset values of all of the issued and outstanding shares of such Portfolio as determined as of the close of each business day pursuant to the Articles of Incorporation, Bylaws and currently effective Prospectus and Statement of Additional Information of the Fund.

SECTION 4.     Allocation of Expenses

      In addition to the fee described in Section 3 hereof, the Fund shall pay all its costs and expenses which are not assumed by the Adviser. These Fund expenses include, by way of example, but not by way of limitation, all expenses incurred in the operation of the Fund including, among others, interest, taxes, brokerage fees and commissions, fees of the directors who are not employees of the Adviser or any of its affiliates, expenses of the directors’ and shareholders’ meetings, including the cost of printing and mailing proxies, expenses of insurance premiums for fidelity and other coverage, association membership dues, charges of custodians, auditing and legal expenses. The Fund will also pay the fees and bear the expense of registering and maintaining the registration of the Fund and its shares with the Securities and Exchange Commission and registering or qualifying its shares under state or other securities laws and the expense of preparing and mailing prospectuses and reports to shareholders.

      Each Portfolio will bear all expenses that may be incurred with respect to its individual operation, including but not limited to transaction expenses, advisory fees, brokerage, interest, taxes and the charges of the custodian. The Fund will pay all other expenses not attributable to a specific Portfolio or other series of the Fund, but those expenses will be allocated among such Portfolios and series on the basis of the size of their respective net assets unless otherwise allocated by the Board of Directors of the Fund.

SECTION 5.     Freedom to Deal with Third Parties

      The Adviser shall be free to render services to others, including other investment companies, similar to those rendered under this Agreement or of a different nature except as such services may conflict with the services to be rendered or the duties to be assumed hereunder. It is understood and agreed that the officers, directors and employees of the Adviser are not prohibited from engaging in any other business activity or from rendering services to any other person, or from serving as partners, officers, directors or employees of any other firm or corporation, including other investment companies.

SECTION 6.     Conflicts of Interest

      It is understood that directors, officers, agents and stockholders of the Fund are or may be interested in the Adviser as directors, officers, stockholders, or otherwise; that directors, officers, agents and stockholders of the Adviser are or may be interested in the Fund as directors, officers, stockholders or otherwise; that the Adviser may be interested in the Fund; and that the existence of any such dual interest shall not affect the validity hereof or of any transactions hereunder except as otherwise provided in the Articles of Incorporation of the Fund and the Adviser, respectively, or by specific provision of applicable law.

SECTION 7.     Regulation

      The Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations.

SECTION 8.     Effective Date, Duration and Termination of Agreement

      This Agreement shall become effective with respect to each Portfolio on the date of its execution first written above.

      Unless sooner terminated as hereinafter provided, this Agreement shall continue in effect for a period of more than two years from the date of its execution only so long as such continuance is specifically approved at least annually by the Board of Directors of the Fund, or, with respect to each Portfolio, by the vote of a majority of the outstanding voting securities of such Portfolio, provided that in either event such continuance shall also be approved by the vote of a majority of the directors who are not interested persons of the Adviser or the Fund, cast in person at a meeting called for the purpose of voting on such approval.

      This Agreement may be terminated at any time with respect to a Portfolio, without the payment of any penalty, by the Directors of the Fund or by the vote of a majority of the outstanding voting securities of the Portfolio, or by the Adviser, upon sixty days’ written notice to the other party. This Agreement will automatically terminate, without the payment of any penalty, in the event of its assignment (as defined in the Investment Company Act).

      Wherever referred to in this Agreement, the vote or approval of the holders of a majority of the outstanding voting securities of a Portfolio shall mean the vote of 67% or more of such securities if the holders of more than 50% of such securities are present in person or by proxy or the vote of more than 50% of such securities, whichever is the lesser.

SECTION 9.     Amendments to the Agreement

      This Agreement may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the directors of the Fund who are not interested persons of any party to this Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Portfolio to which this Agreement relates if a majority of the outstanding voting securities of the capital stock of that Portfolio vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of the Fund. Notwithstanding the foregoing, this Agreement may be amended without shareholder approval to the extent such is permitted under then-current regulatory interpretations of the Investment Company Act.

SECTION 10.     Notice of Information

      Each party hereto shall advise the others promptly of (a) any action of the Securities and Exchange Commission or any authorities of any state or territory, of which it has knowledge, affecting registration or qualification of the Fund, and (b) the happening of any event which makes untrue any statement, or which requires the making of any change, in the registration statement or prospectus in order to make the statements therein not misleading.

SECTION 11.     Entire Agreement

      This Agreement contains the entire understanding and agreement of the parties.

SECTION 12.     Headings

      The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

SECTION 13.     Receipt of Notices

      Any notice under this Agreement shall be in writing, addressed, delivered or mailed, postage prepaid, to the other party at such address as such other party may designate in writing for the receipt of such notice.

      IN WITNESS WHEREOF, the Fund and the Adviser have caused this Agreement to be executed by their duly authorized officers as of the day and year first above written.

ADVANTUS SERIES FUND, INC.

By

Dianne M. Orbison
President

WADDELL & REED INVESTMENT MANAGEMENT COMPANY

By

SCHEDULE A

TO THE

INVESTMENT ADVISORY AGREEMENT
                    , 2003

      As compensation for the services to be rendered and the charges and expenses to be assumed and paid by the Adviser, each Portfolio shall pay the Adviser an annual fee based on the average daily net asset value of the respective Portfolio in accordance with Section 3 of the Investment Advisory Agreement and the following schedule:

Portfolio	Fee Rate

Growth Portfolio	0.45% on the first $1 billion in assets
0.40% on all assets in excess of $1 billion in assets
Asset Allocation Portfolio	0.35% on the first $1 billion in assets
0.30% on all assets in excess of $1 billion in assets
Capital Appreciation Portfolio	0.50% on the first $1 billion in assets
0.45% on all assets in excess of $1 billion in assets
Value Stock Portfolio	0.50% on the first $500 million in assets
0.45% on the next $500 million in assets
0.40% on all assets in excess of $1 billion in assets
Small Company Value Portfolio	0.70% on the first $1 billion in assets
0.65% on all assets in excess of $1 billion in assets
Core Equity Portfolio	0.50%

APPENDIX C

MANAGER’S DISCUSSION
     December 31, 2002

     An interview with Cynthia P. Prince-Fox, portfolio manager of W&R Target Funds, Inc. - Balanced Portfolio

This report relates to the operation of W&R Target Funds, Inc. - Balanced Portfolio for the fiscal year ended December 31, 2002. The following discussion, graphs and tables provide you with information regarding the Portfolio’s performance during that period. Please note that the Portfolio’s performance data does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

How did the Portfolio perform during the last fiscal year?

The Portfolio outperformed its stock benchmark index, but underperformed its bond benchmark index. The Portfolio’s one-year return declined 8.41 percent, compared with the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which declined 22.10 percent for the year, the Salomon Brothers Treasury/Government Sponsored/Credit Index (generally reflecting the performance of funds in the bond market), which increased 10.81 percent for the year, and the Lipper Variable Annuity Balanced Funds Universe Average (reflecting the universe of funds with similar investment objectives), which declined 10.34 percent for the period. Multiple indexes are presented because the Portfolio invests in both stocks and bonds. The Salomon Brothers Treasury/Government Sponsored/Credit Index replaces the Salomon Brothers Treasury/Government Sponsored/Corporate Index in this year’s report. We believe that the new index provides a more accurate basis for comparing the Portfolio’s performance to the types of securities in which the Portfolio invests. Both indexes are presented in this year’s report for comparison purposes.

What factors affected the Portfolio’s performance during the fiscal year?

Several factors played into overall performance. First and foremost was the contribution from the fixed income portion of the Portfolio, which significantly outperformed the equity portion, in addition to outperforming its fixed income benchmark. The primary reason for this, we feel, is that the fixed income securities held in the portfolio were primarily high quality, government-issued Treasury bonds. U.S. Treasuries outperformed most other fixed income instruments because they became a safe haven as corporate bonds experienced declines when concerns about the overall recovery in the economy came into question. On the other side of the Portfolio, our equity holdings posted declines, although the declines were not as significant as those experienced by the S&P 500 Index. Many of our defensive holdings performed well, despite a difficult economic environment. Additionally, we maintained a meaningful level of cash during the period, which also helped performance.

MANAGER’S DISCUSSION (Continued)
     December 31, 2002

What other market conditions or events influenced the Portfolio’s performance during the fiscal year?

This marked the third consecutive year of declines for the broad equity markets. Equity investments were simply a difficult place to be, as the S&P 500 Index experienced its sharpest decline since 1974, while the technology-laden Nasdaq Composite Index lost nearly a third of its value. Nearly every industry classification in the S&P 500 saw negative returns during the year. As a result, high quality fixed income instruments were one of the few positive places to invest during most of the year.

What strategies and techniques did you employ that specifically affected the Portfolio’s performance?

We attempted to maintain a high quality fixed income portfolio and kept some cash holdings. In addition, we attempted to further protect the downside in the Portfolio by focusing our equity positions in companies with balance sheets that we felt could withstand protracted weakness in the overall economy. Our strategy of maintaining a relatively defensive equity portfolio during the year was based on our belief that equity valuations were still somewhat high and were unsustainable, given the potential for a slower economic environment.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

Areas of emphasis during the year were in aerospace/defense, health care and energy. We continue to believe that these sectors offer further upside in 2003. However, we remain optimistic about an economic recovery and a rebound in the financial markets. Thus we will likely shift our emphasis to companies that could benefit from a better economic environment as the year progresses.

Respectfully,

Cynthia P. Prince-Fox
Manager
Balanced Portfolio

Comparison of Change in Value of $10,000 Investment

=====	W&R Target Balanced Portfolio(1)	$18,007
- - - - -	S&P 500 Index(2)	$22,768
+++++	Salomon Brothers Treasury/Government Sponsored/Corporate Index(2)	$19,495
. . . . .	Salomon Brothers Treasury/Government Sponsored/Credit Index(2)	$19,531
*****	Lipper Variable Annuity Balanced Funds Universe Average(2)	$18,669

			Salomon	Salomon	Lipper
			Brothers	Brothers	Variable
			Treasury/	Treasury/	Annuity
			Government	Government	Balanced
	W&R Target	S&P	Sponsored/	Sponsored/	Funds
	Balanced	500	Corporate	Credit	Universe
	Portfolio	Index	Index	Index	Average

05/03/94 Purchase	$10,000	$10,000	$10,000	$10,000	$10,000
12/31/94	9,963	10,398	10,046	10,046	10,028
12/31/95	12,374	14,306	11,978	11,978	12,524
12/31/96	13,758	17,591	12,327	12,327	14,197
12/31/97	16,301	23,447	13,535	13,535	16,910
12/31/98	17,714	30,176	14,814	14,814	19,310
12/31/99	19,510	36,533	14,514	14,514	21,035
12/31/00	20,903	33,178	16,219	16,219	21,488
12/31/01	19,661	29,227	17,613	17,626	20,822
12/31/02	18,007	22,768	19,495	19,531	18,669

(1)	The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

(2)	Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, investment in the indexes was effected as of April 30, 1994.

Please note that the performance of the Salomon Brothers Treasury/Government Sponsored/Credit Index (Credit Index) is substantially similar to the performance of the Salomon Brothers Treasury/Government Sponsored/Corporate Index (Corporate Index). The Credit Index was introduced by Salomon Brothers in April of 2001. In creating the performance history for the Credit Index, Salomon Brothers used the performance history of the Corporate Index for the period prior to April of 2001.

Average Annual Total Return(3)

1-year period ended 12-31-02	-8.41%
5-year period ended 12-31-02	2.01%
8+ year period ended 12-31-02(4)	7.02%

(3)	Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

(4)	5-3-94 (the initial offering date) through 12-31-02.

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

MANAGER’S DISCUSSION
     December 31, 2002

     An interview with Philip J. Sanders, portfolio manager of W&R Target Funds, Inc. - Growth Portfolio

This report relates to the operation of W&R Target Funds, Inc. - Growth Portfolio for the fiscal year ended December 31, 2002. The following discussion, graphs and tables provide you with information regarding the Portfolio’s performance during that period. Please note that the Portfolio’s performance data does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

How did the Portfolio perform during the last fiscal year?

The fiscal year represented the third consecutive year of broad stock market declines. In the face of this ongoing challenging market, the Portfolio posted a negative return. Nonetheless, it compared favorably with its peer group of large cap growth funds and outperformed its benchmark index. The Portfolio declined 21.30 percent over the fiscal year, compared with the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which declined 22.10 percent during the period, and the Lipper Variable Annuity Large-Cap Growth Funds Universe Average (reflecting the universe of funds with similar investment objectives), which declined 28.64 percent during the period.

What helped the Portfolio outperform its benchmark index during the fiscal year?

The Portfolio’s slight outperformance relative to its benchmark can be attributed to several factors. First, we maintained a slightly overweighted position in the energy sector throughout the year. This proved beneficial, as energy stocks benefited from rising oil and natural gas prices. The sector also benefited from increased investor interest in stocks possessing defensive investment characteristics. In addition, we feel that the Portfolio benefited from exposure to the aerospace/defense sector, which gained favor as the country’s war on terrorism moved to the forefront. We maintained minimal exposure to the poor performing telecommunications service sector, which also helped performance somewhat.

What other market conditions or events influenced the Portfolio’s performance during the fiscal year?

The Portfolio’s return was negatively influenced by a myriad of economic, fundamental and geopolitical issues. A mostly sluggish economic environment resulted in persistent downward pressure on corporate profits throughout the year. A steady stream of corporate layoffs and several high-profile accounting scandals also affected investor sentiment. Further complicating matters was a significant rise in Middle East tensions and growing prospects for war. Notwithstanding a fourth quarter rally, the environment during the course of the fiscal year resulted in broad-based market weakness throughout the period.

MANAGER’S DISCUSSION (Continued)
     December 31, 2002

What strategies and techniques did you employ that specifically affected the Portfolio’s performance?

Our investment philosophy is based on the belief that premium long-term valuations are awarded to those companies that can generate superior levels of profitability and growth on an ongoing basis. Consequently, we continued to focus on what we feel are high quality, industry-leading companies that possess sustainable competitive advantages and are well-positioned to benefit from secular trends in the marketplace. Macroeconomic considerations and individual stock valuations also were taken into account when evaluating prices for particular securities. While we believe our investment approach is sound, it has not been enough to overcome the negative market environment in absolute terms. We believe our high quality, growth orientation will be rewarded when the investment environment improves. Many of the companies in which we invest have greatly enhanced their unique competitive positions during the economic downturn, while weaker competitors have struggled. We feel our approach likely will bring positive results when the corporate profit recovery gains momentum.

What industries or securities did you emphasize during the fiscal year, and what looks attractive to you going forward?

During 2002, primary areas of emphasis included health care, technology, financial services and, to a lesser extent, energy. For the time being, the Portfolio is relatively balanced between defensive growth (i.e., health care, consumer staples) and cyclical growth (technology, retail) issues. However, we expect to take on an increasingly cyclical bias as the year progresses. Once the economic recovery takes a firmer hold, technology, consumer cyclical and industrial issues are likely to receive increased investor attention. Most of these companies currently are experiencing below-average levels of profitability and are poised to show a significant acceleration in earnings when market demand improves. Given the relatively low levels of inventory in the system, along with improved balance sheets and cost structures, we believe that the positive earnings leverage for these companies should become increasingly attractive relative to more stable, defensive growth companies. Also, our exposure to financial services holdings is likely to be reduced, as we feel that meaningful interest rate declines are unlikely. We anticipate that our focus will continue to be on high quality companies that possess sustainable competitive advantages (that is, strong barriers to entry, such as proprietary technology and patents, economies of scale, and product differentiation).

Respectfully,

Philip J. Sanders
Manager
Growth Portfolio

Comparison of Change in Value of $10,000 Investment

- - - - -	W&R Target Growth Portfolio(1)	$25,825
+++++	S&P 500 Index	$24,420
*****	Lipper Variable Annuity Large-Cap Growth Funds Universe Average	$19,840

			Lipper
			Variable
			Annuity
			Large-Cap
	W&R Target	S&P	Growth Funds
	Growth	500	Universe
	Portfolio	Index	Average

12/31/92 Purchase	$10,000	$10,000	$10,000
12/31/93	11,402	11,007	11,212
12/31/94	11,674	11,153	11,031
12/31/95	16,176	15,344	14,784
12/31/96	18,183	18,867	17,689
12/31/97	22,083	25,148	22,189
12/31/98	28,114	32,366	29,851
12/31/99	37,772	39,185	41,437
12/31/00	38,306	35,586	35,521
12/31/01	32,814	31,348	27,804
12/31/02	25,825	24,420	19,840

(1)	The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

1-year period ended 12-31-02	-21.30%
5-year period ended 12-31-02	3.18%
10-year period ended 12-31-02	9.95%

(2)	Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

MANAGER’S DISCUSSION
     December 31, 2002

     An interview with James D. Wineland, portfolio manager of W&R Target Funds, Inc. - Core Equity Portfolio

This report relates to the operation of W&R Target Funds, Inc. - Core Equity Portfolio for the fiscal year ended December 31, 2002. The following discussion, graphs and tables provide you with information regarding the Portfolio’s performance during that period. Please note that the Portfolio’s performance data does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

How did the Portfolio perform during the last fiscal year?

The Portfolio performed fairly well on a relative basis, as it slightly outperformed the benchmark index, although it had a negative return for the fiscal year. The Portfolio’s one-year return declined 21.63 percent during the period, compared with the S&P 500 Index (reflecting the performance of securities that generally represent the stock market), which declined 22.10 percent for the year, and the Lipper Variable Annuity Large Cap Core Funds Universe Average (reflecting the universe of funds with similar investment objectives), which declined 23.41 percent during the period.

What helped the Portfolio outperform its benchmark index during the fiscal year?

We positioned the Portfolio rather defensively for most of the period, as we had several concerns about the condition of the U.S. economy. Whether warranted or not, a steady erosion of corporate debt ratings by primary rating agencies (including Standard & Poor’s and Moody’s Corporation) created a growing perception that corporations generally were facing a meaningful decline in financial strength. In addition to our primarily defensive positioning, we believe that our holdings in the aerospace/defense sector and some of our pharmaceutical positions made important positive contributions to the Portfolio’s performance during the year.

What other market conditions or events influenced the Portfolio’s performance during the fiscal year?

It was a very difficult year for stock investors, as several factors weighed on the market, put pressure on performance and impacted consumer confidence. Potential for a war between the U.S. and Iraq kept a cloud of uncertainty over the global financial markets. In the U.S., financial news was often dominated by corporate scandals, as investor psychology was eroded by the steady stream of reports of violations of corporate accounting and ethical standards. Earnings expectations for U.S. companies continued to be lowered during much of the year, and hopes for a resilient U.S. economy in the second half of 2002 became more subdued as the year progressed.

MANAGER’S DISCUSSION (Continued)
     December 31, 2002

Finally, concern began to build regarding the strength of the U.S. consumer. While zero percent auto financing and generations-low mortgage rates provided some incentive for consumers to spend, rising rates of unemployment and very high levels of consumer debt relative to disposable income seemed to foretell a slowing rate of U.S. consumption. Global economic problems also weighed heavily on financial markets, as problems in Argentina, Brazil, Japan and Europe all contributed to a rather somber investment environment.

What strategies and techniques did you employ that specifically affected the Portfolio’s performance?

As mentioned, we kept the Portfolio positioned rather defensively in the face of difficult market conditions. Preservation of capital was a key objective in this very uncertain time. Financial strength, sustainability of earnings, and market dominance are three characteristics we continue to seek in our investment selections.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

In the difficult environment, we emphasized a few key sectors, including aerospace/defense, energy, health care and pharmaceuticals, electric utilities and financial services. We believe that valuations and earnings prospects in these sectors are reasonable, given the economic challenges. We do expect the U.S. and global economies to recover as 2003 progresses. However, we also expect market returns to be modest when compared to some of the tremendous growth years we generally have experienced since 1982. Going forward, we intend to continue to invest in what we believe are high quality, large cap companies that are leaders in their respective industries.

Respectfully,

James D. Wineland
Manager
Core Equity Portfolio

Comparison of Change in Value of $10,000 Investment

- - - - -	W&R Target Core Equity Portfolio(1)	$22,896
+++++	S&P 500 Index	$24,420
*****	Lipper Variable Annuity Large-Cap Core Funds Universe Average	$21,263

			Lipper
			Variable
			Annuity
			Large-Cap
	W&R Target	S&P	Core Funds
	Core Equity	500	Universe
	Portfolio	Index	Average

12/31/92 Purchase	$10,000	$10,000	$10,000
12/31/93	11,730	11,007	11,252
12/31/94	11,597	11,153	11,206
12/31/95	15,257	15,344	14,939
12/31/96	18,270	18,867	18,161
12/31/97	23,049	25,148	23,250
12/31/98	27,921	32,366	28,788
12/31/99	31,418	39,185	34,749
12/31/00	34,334	35,586	32,250
12/31/01	29,216	31,348	27,763
12/31/02	22,896	24,420	21,263

(1)	The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

Average Annual Total Return(2)

1-year period ended 12-31-02	-21.63%
5-year period ended 12-31-02	-0.13%
10-year period ended 12-31-02	8.64%

(2)	Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

MANAGERS’ DISCUSSION
     December 31, 2002

     An interview with Harry M. Flavin and Cynthia P. Prince-Fox, portfolio managers of W&R Target Funds, Inc. - Value Portfolio

This report relates to the operation of W&R Target Funds, Inc. - Value Portfolio for the fiscal period ended December 31, 2002. The following discussion, graphs and tables provide you with information regarding the Portfolio’s performance during that period. Please note that the Portfolio’s performance data does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

How did the Portfolio perform during the last fiscal year?

Although it did show a negative return for the year, the Portfolio performed relatively well, as it outperformed its benchmark index. The Portfolio declined 12.70 percent during the period, compared with the Russell 1000 Value Index (reflecting the performance of securities that generally represent the value sector of the stock market), which declined 15.52 percent during the period, and the Lipper Variable Annuity Multi-Cap Value Funds Universe Average (generally reflecting the performance of the universe of funds with similar investment objectives), which declined 18.73 percent during the same period.

What helped the Portfolio outperform its benchmark index during the fiscal year?

Our comparatively better results were, we feel, primarily due to our emphasis on defensive stocks, such as food and aerospace/defense. In addition, we maintained significant levels of cash throughout most of the year. Overall, we believe that we have remained successful in finding good businesses trading at discounts to their intrinsic value.

What other market conditions or events influenced the Portfolio’s performance during the fiscal year?

This marked the third consecutive year of declines for the broad equity markets. Equity investments were simply a difficult place to be, as the S&P 500 Index experienced its sharpest decline since 1974, while the technology-laden Nasdaq Composite Index lost nearly a third of its value. Nearly every industry classification in the S&P 500 saw negative returns during the year. As a result, cash was a safe haven during the year.

MANAGER’S DISCUSSION (Continued)
     December 31, 2002

What strategies and techniques did you employ that specifically affected the Portfolio’s performance?

While one of our strategies was to position the Portfolio in more defensive names, we also placed a greater emphasis on stocks that we felt offered higher- than-market dividend yields. We did this because we felt that there was a strong possibility that there would be some form of relief on the double taxation of dividends. As a result, several companies that we currently hold experienced significant rallies during the final quarter of the fiscal year. We continue to believe that this will be an important theme as we move into 2003.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

During most of the year, we emphasized health care, energy and defense stocks. While energy and defense generally held most of their ground over the year, health care - particularly pharmaceuticals - experienced fairly significant declines, despite their purported defensive characteristics. We believe that the reason for the declines can be traced back to challenges within that industry, such as difficulties with the patent process and the broadening popularity of generic drugs, among others. While many of these issues remain, we continue to believe that pharmaceutical stocks offer attractive valuations, given the aging demographic profile in the United States.

Going forward, our weightings may change as new opportunities present themselves. We intend to continue to focus on value, earnings stability and above-average diversification as the year progresses.

Respectfully,

Harry M. Flavin
Cynthia P. Prince-Fox
Managers
Value Portfolio

Please note: Effective January 2002, Cynthia P. Prince-Fox was added as a co- manager of W&R Target Funds, Inc. - Value Portfolio. Prior to that time, Harry M. Flavin was the sole manager of the Portfolio.

Comparison of Change in Value of $10,000 Investment

=====	W&R Target Value Portfolio(1)	$8,907
+++++	Russell 1000 Value Index(2)	$8,074
- - - - -	Lipper Variable Annuity Multi-Cap Value Funds Universe Average(2)	$7,902

			Lipper
			Variable
			Annuity
			Multi-Cap
		Russell	Value
	W&R Target	1000	Funds
	Value	Value	Universe
	Portfolio	Index	Average

5/1/01 Purchase	10,000	10,000	10,000
12/31/01	10,203	9,557	9,724
12/31/02	8,907	8,074	7,902

(1)	The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

(2)	Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the indexes (including income) are not available, investment in the indexes was effected as of April 30, 2001.

Average Annual Total Return(3)

1-year period ended 12-31-02	-12.70%
1+ year period ended 12-31-02(4)	-6.70%

(3)	Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

(4)	5-1-01 (the initial offering date) through 12-31-02.

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

MANAGER’S DISCUSSION
     December 31, 2002

     An interview with Grant P. Sarris, portfolio manager of W&R Target Funds, Inc. - Small Cap Portfolio

This report relates to the operation of W&R Target Funds, Inc. - Small Cap Portfolio for the fiscal year ended December 31, 2002. The following discussion, graphs and tables provide you with information regarding the Portfolio’s performance during that period. Please note that the Portfolio’s performance data does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

How did the Portfolio perform during the last fiscal year?

The Portfolio significantly outperformed its benchmark index for the year. Even so, given the difficult environment for stocks overall, it had a negative return for the year. The Portfolio declined 21.79 percent for the fiscal year, compared with the Russell 2000 Growth Index (reflecting the performance of securities that generally represent the small companies sector of the stock market), which declined 30.22 percent for the year, and the Lipper Variable Annuity Small-Cap Growth Funds Universe Average (reflecting the universe of funds with similar investment objectives), which declined 30.90 percent for the year.

What helped the Portfolio outperform its benchmark index during the fiscal year?

The Portfolio remains balanced across most sectors, with some relative emphasis on health care, consumer discretionary and energy. Also, we continue to be slightly underweight in technology and producer durables, which we believe helped our performance during the period.

What other market conditions or events influenced the Portfolio’s performance during the fiscal year?

Although the fiscal year overall was a difficult and disappointing time for small cap stocks, the market did rally a bit toward year-end. News from the economic and political fronts stopped getting worse, while corporate earnings grew modestly on a year-over-year basis. Generally, stocks that had suffered the worst up until the fourth calendar quarter of 2002 began to show the strongest growth during that quarter.

MANAGER’S DISCUSSION (Continued)
     December 31, 2002

What strategies and techniques did you employ that specifically affected the Portfolio’s performance?

The Portfolio remained quite defensive through much of the fiscal year, although by year-end we had begun to attempt to increase the risk profile. As mentioned above, we believe that our overall balance, along with our slightly underweight positions in selected sectors - such as technology - ultimately aided our performance. We have begun to gradually decrease the Portfolio’s cash position, as we feel that the market appears to be at least in a sideways trend, as opposed to the downward trend of the last three years.

What industries or sectors did you emphasize during the fiscal year, and what looks attractive to you going forward?

We are now attempting to position the Portfolio for a continued slow recovery in economic activity and corporate earnings. Our current expectation is that the market will increase at a rate very close to earnings growth, implying very little price-to-earnings ratio changes in the near future. We believe that small cap stocks should perform in-line with large caps until the recovery becomes more robust, at which point we would expect small caps to outperform. We anticipate continuing to slowly reduce the cash position of the Portfolio, while potentially increasing the number of holdings. Generally, we intend to continue to look for companies that have lowered their cost structures and that may have the opportunity for revenue growth.

Respectfully,

Grant P. Sarris
Manager
Small Cap Portfolio

Please note that, effective March 18, 2002, Grant P. Sarris became the sole portfolio manager for the Portfolio.

Comparison of Change in Value of $10,000 Investment

- - - - -	W&R Target Small Cap Portfolio(1)	$25,908
. . . . .	Russell 2000 Growth Index(2)	$11,870
*****	Lipper Variable Annuity Small-Cap Growth Funds Universe Average(2)	$17,352

			Lipper Variable
			Annuity
			Small-Cap
	W&R Target	Russell 2000	Growth Funds
	Small Cap	Growth	Universe
	Portfolio	Index	Average

05/03/94 Purchase	$10,000	$10,000	$10,000
12/31/94	12,091	10,137	10,747
12/31/95	15,999	13,274	14,064
12/31/96	17,360	14,756	16,593
12/31/97	22,834	16,663	19,188
12/31/98	25,315	16,869	20,097
12/31/99	38,537	24,136	32,162
12/31/00	33,779	18,738	28,821
12/31/01	33,126	17,011	25,111
12/31/02	25,908	11,870	17,352

(1)	The value of the investment in the Fund is impacted by the ongoing expenses of the Fund and assumes reinvestment of dividends and distributions.

(2)	Because the Fund commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, investment in the indexes was effected as of April 30, 1994.

Average Annual Total Return(3)

1-year period ended 12-31-02	-21.79%
5-year period ended 12-31-02	2.56%
8+ year period ended 12-31-02(4)	11.61%

(3)	Performance data quoted represents past performance. Investment return and principal value will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

(4)	5-3-94 (the initial offering date) through 12-31-02.

Past performance is not necessarily indicative of future performance. Indexes are unmanaged. Performance data quoted does not take into account any expenses or charges associated with owning a variable life or annuity policy invested in the W&R Target Funds, Inc.

Investing in small cap stocks may carry more risk than investing in stocks of larger, more well-established companies.

APPENDIX D

W&R TARGET FUNDS, INC.

PROSPECTUS

6300 Lamar Avenue
P. O. Box 29217

Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

May 1, 2003

W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund, that has twelve separate Portfolios, each with separate goals and investment policies.

•	Asset Strategy Portfolio seeks high total return over the long term.

•	Balanced Portfolio seeks, as a primary goal, current income, with a secondary goal of long-term appreciation of capital.

•	Bond Portfolio seeks a reasonable return with emphasis on preservation of capital.

•	Core Equity Portfolio seeks capital growth and income.

•	Growth Portfolio seeks capital growth, with a secondary goal of current income.

•	High Income Portfolio seeks, as a primary goal, high current income, with a secondary goal of capital growth.

•	International Portfolio seeks, as a primary goal, long-term appreciation of capital, with a secondary goal of current income.

•	Limited-Term Bond Portfolio seeks a high level of current income consistent with preservation of capital.

•	Money Market Portfolio seeks maximum current income consistent with stability of principal.

•	Science and Technology Portfolio seeks long-term capital growth.

•	Small Cap Portfolio seeks growth of capital.

•	Value Portfolio seeks long-term capital appreciation.

This Prospectus contains concise information about the Fund of which you should be aware before applying for certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

An Overview of the Portfolios

Asset Strategy Portfolio

Goal

     Asset Strategy Portfolio seeks high total return over the long term.

Principal Strategy

Asset Strategy Portfolio seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.

•	The stock class includes equity securities of all types, although Waddell & Reed Investment Management Company (WRIMCO), the Fund’s investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio may invest in the securities of any size company.

•	The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This asset class may include a significant amount, up to 35% of the Portfolio’s total assets, of high yield/high risk bonds, or junk bonds, which include bonds rated BB and below by Standard & Poor’s (S&P) and Ba and below by Moody’s Corporation (Moody’s) or unrated bonds deemed by WRIMCO to be of comparable quality.

•	The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.

•	Within each of these classes, the Portfolio may invest in both domestic and foreign securities.

The Portfolio selects a mix which represents the way the Portfolio’s investments will generally be allocated over the long term as indicated below. This mix will vary over shorter time periods as WRIMCO changes the Portfolio’s holdings based on the current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.

PORTFOLIO MIX
Stocks — 70%	(can range from 0-100%)
Bonds — 25%	(can range from 0-100%)
Short-term — 5%	(can range from 0-100%)

Principal Risks of Investing in the Portfolio

     A variety of factors can affect the investment performance of Asset Strategy Portfolio. These include:

•	WRIMCO’s skill in allocating the Portfolio’s assets among different types of investments

•	the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy

•	an increase in interest rates, which may cause the value of the Portfolio’s fixed-income securities, especially bonds with longer maturities, to decline

•	prepayment of higher-yielding bonds held by the Portfolio

•	the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

•	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

Market risk for small or medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stock of smaller companies may experience volatile trading and price fluctuations.

Investments by the Portfolio in high yield/high risk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher-rated bonds.

As well, the Portfolio may invest a significant portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, this Portfolio may be appropriate for you. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Asset Strategy Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS			Life of
as of December 31, 2002 (%)	1 Year	5 Years	Portfolio*

Shares of Asset Strategy Portfolio	3.28%	9.03%	8.69%
S&P 500 Index	-22.10%	-0.59%	9.02%
Citigroup Broad Investment Grade Index	10.09%	7.53%	8.10%
Citigroup Short-Term Index for 1 Month Certificates of Deposit	1.79%	4.68%	5.04%
Lipper Variable Annuity Flexible Portfolio Funds Universe Average	-10.32%	1.66%	7.35%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since May 1, 1995, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from April 30, 1995.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%

Total Annual Portfolio Operating Expenses	1.04%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

BALANCED PORTFOLIO

Goals

Balanced Portfolio seeks, as a primary goal, to provide current income to the extent that, in WRIMCO’s opinion, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term appreciation of capital.

Principal Strategies

Balanced Portfolio invests primarily in a mix of stocks, debt securities and short-term instruments, depending on market conditions. In its equity investments, the Portfolio invests primarily in medium to large, well-established companies, that typically issue dividend-producing securities. The majority of the Portfolio’s debt holdings are either U.S. Government securities or investment grade corporate bonds, that include bonds rated BBB and higher by S&P or Baa and higher by Moody’s or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations on the range of maturities of the debt securities in which it may invest.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. For equity investments, WRIMCO may emphasize a blend of value and growth potential. For value securities, WRIMCO looks for undervalued companies whose asset value or earnings power is not reflected in the price of their stock. In selecting growth securities, WRIMCO seeks to identify securities whose earnings are likely to grow faster than the economy. In selecting debt securities for the Portfolio, WRIMCO seeks high-quality securities with minimal credit risk.

Generally, in determining whether to sell an equity security, WRIMCO uses the same analysis that it uses in order to determine if the equity security is still undervalued or has ceased to offer the desired growth potential. In determining whether to sell a debt security, WRIMCO will consider whether the debt security continues to maintain its minimal credit risk. WRIMCO may also sell a security if the security ceases to produce income or otherwise to take advantage of more attractive investment opportunities and/or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Balanced Portfolio. These include:

•	WRIMCO’s skill in allocating the Portfolio’s assets among different types of investments

•	an increase in interest rates, which may cause the value of the Portfolio’s fixed-income securities, especially bonds with longer maturities, to decline

•	the credit quality, earnings performance and other conditions of the issuers whose securities the Portfolio holds

•	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

The Portfolio may also invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Balanced Portfolio is designed for investors seeking current income and the potential for long-term appreciation of capital. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Balanced Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS			Life of
as of December 31, 2002 (%)	1 Year	5 Years	Portfolio*

Shares of Balanced Portfolio	-8.41%	2.01%	7.02%
S&P 500 Index	-22.10%	-0.59%	9.96%
Citigroup Treasury/ Government Sponsored/Credit Index	10.81%	7.61%	8.02%
Lipper Variable Annuity Balanced Funds Universe Average	-10.17%	1.92%	7.71%

The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes (including income) are not available, index performance is calculated from April 30, 1994.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%

Total Annual Portfolio Operating Expenses	1.01%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$103	$322	$558	$1,236

\

BOND PORTFOLIO

Goal

Bond Portfolio seeks a reasonable return with emphasis on preservation of capital.

Principal Strategies

Bond Portfolio seeks to achieve its goal by investing primarily in domestic, and to a lesser extent foreign, debt securities usually of investment grade, including bonds rated BBB and higher by S&P and Baa and higher by Moody’s or, if unrated, deemed by WRIMCO to be of comparable quality. The Portfolio has no limitations regarding the maturity, duration or dollar weighted average of its holdings; the Portfolio may invest in debt securities with varying maturities and can invest in securities of companies of any size.

In selecting debt securities for the Portfolio, WRIMCO considers yield and relative safety and, in the case of convertible securities, the possibility of capital growth. WRIMCO may also look at many other factors. These include the issuer’s past, present and estimated future:

•	financial strength

•	cash flow

•	management

•	borrowing requirements

•	responsiveness to changes in interest rates and business conditions

As well, WRIMCO considers the maturity of the obligation and the size or nature of the bond issue.

In general, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a holding if the issuer’s financial strength weakens and/or the yield and relative safety of the security declines. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Bond Portfolio. These include:

•	an increase in interest rates, which may cause the value of the Portfolio’s fixed-income securities, especially bonds with longer maturities, to decline

•	prepayment of higher-yielding bonds held by the Portfolio

•	the credit quality, earnings performance and other conditions of the companies whose securities the Portfolio holds

•	changes in the maturities of bonds owned by the Portfolio

•	adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	WRIMCO’s skill in evaluating and managing the interest rate and credit risks of the Portfolio

•	adverse bond and stock market conditions, sometimes in response to general market or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Bond Portfolio is designed for investors who primarily seek current income while also seeking to preserve investment principal. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Bond Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002 (%)	1 Year	5 Years	10 Years

Shares of Bond Portfolio	8.98%	6.36%	7.01%
Citigroup Broad Investment Grade Index	10.09%	7.53%	7.53%
Lipper Variable Annuity Corporate Debt Funds Rated Universe Average	8.53%	6.52%	6.96%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.52%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.06%

Total Annual Portfolio Operating Expenses	0.83%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$85	$265	$460	$1,025

CORE EQUITY PORTFOLIO

Goals

Core Equity Portfolio seeks capital growth and income.

Principal Strategies

Core Equity Portfolio seeks to achieve its goals by investing primarily in common stocks of large U.S. and foreign companies with dominant market positions in their industries. The Portfolio invests in securities that have the potential for capital appreciation, or that WRIMCO expects to resist market decline. Although the Portfolio typically invests in large companies, it may invest in securities of any size company.

WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including a company’s:

•	profitability record

•	history of improving sales and profits

•	management

•	leadership position in its industry

•	stock price value

•	dividend payment history

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer the prospect of significant growth potential and/or continued dividend payments. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Core Equity Portfolio. These include:

•	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

•	WRIMCO’s skill in evaluating and selecting securities for the Portfolio

Investments in foreign securities may present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Core Equity Portfolio is designed for investors who seek capital growth and income. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Core Equity Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002 (%)	1 Year	5 Years	10 Years

Shares of Core Equity Portfolio	-21.63%	-0.13%	8.64%
S&P 500 Index	-22.10%	-0.59%	9.34%
Lipper Variable Annuity Large-Cap Core Funds Universe Average	-23.51%	-2.13%	7.28%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.04%

Total Annual Portfolio Operating Expenses	0.99%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$101	$315	$547	$1,213

GROWTH PORTFOLIO

Goals

Growth Portfolio seeks capital growth, with current income as a secondary goal.

Principal Strategies

Growth Portfolio seeks to achieve its goals by investing primarily in common stocks of U.S. and foreign companies. The Portfolio typically invests in companies having a market capitalization of at least $1 billion, although it may invest in companies of any size. The Portfolio generally emphasizes investments

12

in the faster growing sectors of the economy, such as the technology, healthcare, financial services and consumer-oriented sectors.

In selecting securities for the Portfolio, WRIMCO utilizes a combination of quantitative and fundamental research. Quantitative research focuses on identifying companies with attractive growth, profitability and valuation measures. Fundamental research analyzes a specific company to examine its competitive position within its industry and to determine its growth expectations. A security may be sold when WRIMCO believes the company’s growth and/or profitability characteristics are deteriorating, it no longer maintains a competitive advantage or more attractive investment opportunities arise.

Principal Risks of Investing in the Portfolio

     A variety of factors can affect the investment performance of Growth Portfolio. These include:

•	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

•	the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries

•	WRIMCO’s skill in evaluating and selecting securities for the Portfolio

The Portfolio may invest, to a lesser degree, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Market risk for small and medium sized companies may be greater than that for large companies. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Growth Portfolio is designed for investors seeking long-term capital appreciation from investment in faster-growing companies and sectors of the economy. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Growth Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002 (%)	1 Year	5 Years	10 Years

Shares of Growth Portfolio	-21.30%	3.18%	9.95%
S&P 500 Index	-22.10%	-0.59%	9.34%
Lipper Variable Annuity Large-Cap Growth Funds Universe Average	-28.65%	-2.80%	6.45%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.04%

Total Annual Portfolio Operating Expenses	0.99%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$101	$315	$547	$1,213

HIGH INCOME PORTFOLIO

Goals

High Income Portfolio seeks, as its primary goal, a high level of current income. As a secondary goal, the Portfolio seeks capital growth when consistent with its primary goal.

Principal Strategies

High Income Portfolio seeks to achieve its goals by investing primarily in high-yield, high-risk, fixed-income securities of U.S. and foreign issuers, the risks of which are, in the judgment of WRIMCO, consistent with the Portfolio’s goals. The Portfolio invests primarily in lower quality bonds, commonly called junk bonds, which include bonds rated BB and below by S&P and Ba and below by Moody’s, or if unrated deemed by WRIMCO to be of comparable quality. The Portfolio may invest an unlimited amount of its total assets in junk bonds. The Portfolio may invest in bonds of any maturity and companies of any size.

The Portfolio may invest up to 20% of its total assets in common stocks in order to seek capital growth. The Portfolio emphasizes a blend of value and growth in its selection of common stock. Value stocks are those whose earnings WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These factors include the issuer’s past, current and estimated future:

•	financial strength

•	cash flow

•	management

•	borrowing requirements

•	responsiveness to changes in interest rates and business conditions

Generally, in determining whether to sell a debt security, WRIMCO uses the same type of analysis that it uses in buying debt securities. For example, WRIMCO may sell a holding if the issuer’s financial strength declines, or is anticipated to decline, to an unacceptable level, or if management of the company weakens. WRIMCO may sell a security if the competitive conditions of a particular industry have increased and WRIMCO believes the Portfolio should, therefore, reduce its exposure to such industry. WRIMCO may also sell a security if, in its opinion, the price of the security has risen to fully reflect the issuer’s improved creditworthiness and other investments with greater potential exist. WRIMCO may choose to sell an equity security if the issuer’s growth potential has diminished. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

     A variety of factors can affect the investment performance of High Income Portfolio. These include:

•	the credit quality, earnings performance and other conditions of the companies whose securities the Portfolio holds

•	the susceptibility of junk bonds to greater risks of nonpayment or default, price volatility, and lack of liquidity compared to higher-rated bonds

•	an increase in interest rates, which may cause the value of a bond, especially bonds with longer maturities, held by the Portfolio to decline

•	the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries

•	changes in the maturities of bonds owned by the Portfolio

•	adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	WRIMCO’s skill in evaluating and managing the interest rate and credit risks of the Portfolio

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

Investments in foreign securities also present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

High Income Portfolio is designed for investors who primarily seek a level of current income that is higher than is normally available with securities in the higher rated categories and, secondarily, seek capital growth when consistent with the goal of income. The Portfolio is not suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the High Income Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002 (%)	1 Year	5 Years	10 Years

Shares of High Income Portfolio	-2.02%	0.52%	5.97%
Citigroup High Yield Market Index	-1.53%	0.64%	6.08%
Lipper Variable Annuity High Current Yield Funds Universe Average	-0.69%	-1.12%	5.10%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.63%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%

Total Annual Portfolio Operating Expenses	0.95%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$303	$525	$1,166

INTERNATIONAL PORTFOLIO

Goals

International Portfolio seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Portfolio seeks current income.

Principal Strategies

International Portfolio seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIMCO believes have the potential for long-term growth represented by economic expansion within a country or region and represented by the restructuring and/or privatization of particular industries. The Portfolio emphasizes growth stocks which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Portfolio primarily invests in issuers of developed countries, and may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

•	a company’s growth and earnings potential

•	management of the company

•	industry position of the company

•	strength of the industry

•	applicable economic, market and political conditions of the country in which the company is located

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

     A variety of factors can affect the investment performance of International Portfolio. These include:

•	changes in foreign exchange rates, which may affect the value of the securities the Portfolio holds

•	the earnings performance, credit quality and other conditions of the issuers whose securities the Portfolio holds

•	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	WRIMCO’s skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, due to certain international monetary or political conditions, the Portfolio’s assets may be more volatile than other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

International Portfolio is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the International Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS			Life of
as of December 31, 2002 (%)	1 Year	5 Years	Portfolio*

Shares of International Portfolio	-18.15%	1.50%	5.24%
Morgan Stanley Capital International E.A.FE. Index	-15.94%	-2.89%	0.40%
Lipper Variable Annuity International Funds Universe Average	-16.53%	-2.28%	2.11%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 1994.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.20%

Total Annual Portfolio Operating Expenses	1.30%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$132	$412	$713	$1,568

LIMITED-TERM BOND PORTFOLIO

Goal

Limited-Term Bond Portfolio seeks to provide a high level of current income consistent with preservation of capital.

Principal Strategies

Limited-Term Bond Portfolio seeks to achieve its goal by investing primarily in investment-grade debt securities of U.S. issuers, including corporate bonds, mortgage-backed securities and U.S. Government securities. The Portfolio seeks to identify relative value opportunities between these sectors of the fixed-income market. The Portfolio maintains a dollar-weighted average portfolio maturity of not less than two years and not more than five years. The Portfolio may invest in companies of any size.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

•	the security’s current coupon

•	the maturity of the security

•	the relative value of the security

•	the creditworthiness of the particular issuer (if not backed by the full faith and credit of the U.S. Treasury)

•	prepayment risks for mortgage-backed securities and other debt securities with call provisions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Limited-Term Bond Portfolio. These include:

•	an increase in interest rates, which may cause the value of the Portfolio’s fixed-income securities to decline

•	the credit quality, earnings performance and other conditions of the issuers whose securities the Portfolio holds

•	prepayment of higher-yielding bonds and mortgage-backed securities held by the Portfolio

•	adverse bond and stock market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	WRIMCO’s skill in evaluating and managing the interest rate and credit risks of the Portfolio

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Limited-Term Bond Portfolio is designed for investors seeking a high level of current income consistent with preservation of capital. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Limited-Term Bond Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS			Life of
as of December 31, 2002 (%)	1 Year	5 Years	Portfolio*

Shares of Limited-Term Bond Portfolio	5.43%	6.32%	6.50%
Citigroup 1-5 Year Treasury/ Government Sponsored/ Credit Index	8.08%	7.16%	7.06%
Lipper Variable Annuity Short-Intermediate Investment Grade Debt Funds Universe Average	5.82%	6.05%	6.17%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 1994.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.12%

Total Annual Portfolio Operating Expenses	0.87%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$89	$278	$482	$1,073

MONEY MARKET PORTFOLIO

Goal

Money Market Portfolio seeks maximum current income consistent with stability of principal.

Principal Strategies

Money Market Portfolio seeks to achieve its goal by investing in U.S. dollar-denominated, high-quality money market obligations and instruments. High quality indicates that the securities will be rated in one of the two highest categories by the requisite nationally recognized statistical rating organization (NRSRO), as defined in Rule 2a-7 of the Investment Company Act of 1940, as amended (Rule 2a-7), or if unrated, will be of comparable quality as determined by WRIMCO. The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Money Market Portfolio. These include:

•	an increase in interest rates, which can cause the value of the Portfolio’s holdings, especially securities with longer maturities, to decline

•	the credit quality and other conditions of the issuers whose securities the Portfolio holds

•	adverse bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	the skill of WRIMCO in evaluating and managing the interest rate and credit risks of the Portfolio

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Who May Want to Invest

Money Market Portfolio is designed for investors who are risk-averse and seek to preserve principal while earning current income and saving for short-term needs. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Money Market Portfolio by showing changes in the Portfolio’s performance from year to year and by showing the Portfolio’s average annual total returns for the periods shown.

•	The bar chart presents the average annual total returns and shows how performance has varied from year to year over the past ten calendar years.

•	The performance table shows average annual total returns.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 2002 (%)	1 Year	5 Years	10 Years

Shares of Money Market Portfolio	1.12%	4.05%	4.22%

As of December 31, 2002 the 7-day yield was equal to 0.77%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.10%

Total Annual Portfolio Operating Expenses	0.75%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$77	$240	$417	$930

SCIENCE AND TECHNOLOGY PORTFOLIO

Goal

Science and Technology Portfolio seeks long-term capital growth.

Principal Strategies

Science and Technology Portfolio seeks to achieve its goal by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business is not within the science and technology industries. The Portfolio may invest in companies of any size.

WRIMCO typically emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include the issuer’s:

•	growth potential

•	earnings potential

•	management

•	industry position

•	applicable economic and market conditions

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities in order to determine whether the security has ceased to offer significant growth potential, has become overvalued and/or whether the company prospects of the issuer have deteriorated. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Science and Technology Portfolio. These include:

•	the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries

•	the volatility of securities of science and technology companies due, in part, to the competitiveness of the industry

•	rapid obsolescence of products or processes of companies in which the Portfolio invests

•	government regulation in the science and technology industry

•	the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

•	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	WRIMCO’s skill in evaluating and selecting securities for the Portfolio

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.

The Portfolio may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Science and Technology Portfolio is designed for investors who seek long-term capital growth by investing in a portfolio that concentrates in securities of science and technology companies. This Portfolio is not suitable for all investors. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Science and Technology Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS			Life of
as of December 31, 2002 (%)	1 Year	5 Years	Portfolio*

Shares of Science and Technology Portfolio	-23.99%	16.19%	16.98%
Goldman Sachs Technology Industry Composite Index	-40.27%	-3.26%	1.36%
Lipper Variable Annuity Specialty/Miscellaneous Funds Universe Average	-30.90%	-1.20%	0.95%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since April 4, 1997, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from March 31, 1997.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)

Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%

Total Annual Portfolio Operating Expenses	1.17%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$119	$372	$644	$1,420

SMALL CAP PORTFOLIO

Goal

Small Cap Portfolio seeks growth of capital.

Principal Strategies

Small Cap Portfolio seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper Inc. Small Cap Category (small cap stocks). The Portfolio emphasizes relatively new or unseasoned companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors regarding a company, such as:

•	aggressive or creative management

•	technological or specialized expertise

•	new or unique products or services

•	entry into new or emerging industries

•	growth in earnings/growth in sales

•	security size and liquidity

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Cap Portfolio. These include:

•	the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

•	the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries

•	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	WRIMCO’s skill in evaluating and selecting securities for the Portfolio

Market risk for small to medium sized companies may be greater than the market risk for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stocks of smaller companies may also experience volatile trading and price fluctuations.

The Portfolio may invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

Due to the nature of the Portfolio’s permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Portfolio may be subject to the following additional risks:

•	products offered may fail to sell as anticipated

•	a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry

•	the company may never achieve profitability

•	economic, market and technological factors may cause the new industry to lose favor with the public

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Small Cap Portfolio is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire income and conservation of capital. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Small Cap Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the periods shown compare with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns since these shares were first offered and shows how performance has varied from year to year.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS			Life of
as of December 31, 2002 (%)	1 Year	5 Years	Portfolio*

Shares of Small Cap Portfolio	-21.79%	2.56%	11.61%
Russell 2000 Growth Index	-30.22%	-6.56%	2.00%
Lipper Variable Annuity Small-Cap Growth Funds Universe Average	-30.82%	-3.27%	4.14%
The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Portfolio.

*Since May 3, 1994, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from April 30, 1994.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%

Total Annual Portfolio Operating Expenses	1.15%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$117	$365	$633	$1,398

VALUE PORTFOLIO

Goal

Value Portfolio seeks long-term capital appreciation.

Principal Strategies

Value Portfolio seeks to achieve its goal by investing, for the long term, in the common stocks of large-cap U.S. and foreign companies. The Portfolio seeks to invest in stocks that are, in the opinion of WRIMCO, undervalued relative to the true value of the company, and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Portfolio typically invests in large-cap companies, it may invest in securities of any size company.

WRIMCO utilizes both fundamental research and quantitative analysis to identify securities for the Portfolio. The Portfolio will typically invest in core value stocks: stocks of companies in industries that have relatively lower price-to-earnings ratios than growth stocks. The Portfolio may also invest in growth stocks that are, in WRIMCO’s opinion, temporarily undervalued.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Value Portfolio. These include:

•	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

•	the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

•	WRIMCO’s skill in evaluating and selecting securities for the Portfolio

An investment in foreign securities presents additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Value Portfolio is designed for investors who seek long-term capital appreciation. You should consider whether the Portfolio fits your particular investment objectives.

PERFORMANCE

The bar chart and performance table below provide some indication of the risks of investing in the Value Portfolio by showing changes in the Portfolio’s performance and by showing how the Portfolio’s average annual total return for the period shown compares with those of a broad measure of market performance.

•	The bar chart presents the average annual total returns since these shares were first offered.

•	The performance table shows average annual total returns and compares them to the market indicators listed.

•	The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Portfolio’s past performance does not necessarily indicate how it will perform in the future.

The Portfolio shares are sold only to insurance company separate accounts that fund certain variable annuity and variable life contracts. If the sales charges and expenses charged by these contracts were included, the total returns shown would be lower.

AVERAGE ANNUAL TOTAL RETURNS
		Life of
as of December 31, 2002 (%)	1 Year	Portfolio*

Shares of Value Portfolio	-12.70%	-6.70%
Russell 1000 Value Index	-15.52%	-12.03%
Lipper Variable Annuity Multi-Cap Value Funds Universe Average	-18.97%	-13.54%

The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Portfolio.

*Since May 1, 2001, the date on which the Portfolio commenced operations. Because the Portfolio commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index (including income) are not available, index performance is calculated from April 30, 2001.

FEES AND EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example below do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contracts through which this Portfolio is offered. See the contract prospectus for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of the Portfolio, reinvest dividends or exchange into other Portfolios.

ANNUAL PORTFOLIO OPERATING EXPENSES
(expenses that are deducted from Portfolio assets)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.09%

Total Annual Portfolio Operating Expenses	1.04%

EXAMPLE

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$106	$331	$574	$1,271

THE INVESTMENT PRINCIPLES OF THE PORTFOLIOS

INVESTMENT GOALS, PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

Asset Strategy Portfolio

The goal of Asset Strategy Portfolio is to seek high total return over the long term. The Portfolio seeks to achieve its goal by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee, however, that the Portfolio will achieve its goal.

Allocating assets among different types of investments allows the Portfolio to take advantage of opportunities wherever they may occur, but also subjects the Portfolio to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate due to changes in interest rates and in the credit quality of the issuer.

WRIMCO regularly reviews the Portfolio’s allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Portfolio’s goal. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO’s decisions may not always be beneficial to the Portfolio.

Generally, the mix of assets in the Portfolio will change from time to time depending on WRIMCO’s assessment of the market for each asset class. The range and approximate percentage of the mix for each asset class, as a percentage of total assets of the Portfolio, are listed below. Some types of investments, such as indexed securities, can fall into more than one asset class.

Portfolio Mix	Range
Stock class — 70%	0-100%
Bond class — 25%	0-100%
Short-term class — 5%	0-100%

WRIMCO tries to balance the Portfolio’s investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and increasing the stock class allocation during periods of strongly positive market performance. Typically, WRIMCO makes asset shifts among classes gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security’s performance and/or if it is an appropriate time to vary the Portfolio’s mix.

As a defensive measure, the Portfolio may increase its holdings in the bond or short-term classes when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value. The Portfolio may utilize derivative instruments for both defensive and speculative purposes. The Portfolio may, as well, invest up to all of the Portfolio’s assets, for temporary defensive purposes, in:

•	money market instruments rated A-1 by S&P, or Prime 1 by Moody’s, or unrated securities deemed by WRIMCO to be of comparable quality

•	precious metals

Although WRIMCO may seek to preserve appreciation in the Portfolio by taking a temporary defensive position, doing so may prevent the Portfolio from achieving its investment objective.

Balanced Portfolio

The primary goal of Balanced Portfolio is current income to the extent that, in WRIMCO’s opinion, market and economic conditions permit. As a secondary goal, the Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve these goals by investing primarily in a diversified mix of stocks, fixed-income securities and cash, depending on market conditions. There is no guarantee, however, that the Portfolio will achieve its goals.

In general, the Portfolio invests a portion of its total assets in either debt securities or preferred stocks, or both, in order to provide income and relative stability of capital. The Portfolio owns common stocks in order to provide possible appreciation of capital and some dividend income. The Portfolio may also invest in convertible securities. The Portfolio ordinarily invests at least 25% of its total assets in fixed-income senior securities.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities that may be considered equivalent to owning cash because of their safety and liquidity. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Bond Portfolio

The goal of Bond Portfolio is a reasonable return with emphasis on preservation of capital. The Portfolio seeks to achieve this goal by investing primarily in a diversified portfolio of debt securities of high quality, and, to a lesser extent, non-investment grade securities, convertible securities and debt securities with warrants attached. The Portfolio may use various techniques, such as investing in put bonds, to manage the duration of its holdings. As a result, as interest rates rise the duration, or price sensitivity to rising interest rates, of the Portfolio’s holdings will typically decline. There is no guarantee, however, that the Portfolio will achieve its goal.

The Portfolio limits its acquisition of securities so that at least 90% of its total assets will consist of debt securities. These debt securities primarily include corporate bonds, mostly of investment grade, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Portfolio may, however, invest in junk bonds, which are more susceptible to the risk of non-payment or default, and their prices may be more volatile than higher rated bonds.

As well, the Portfolio can invest in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.

When WRIMCO believes that a defensive position is desirable, due to present or anticipated market or economic conditions, WRIMCO may take a number of actions. The Portfolio may sell longer-term bonds and invest the proceeds in shorter-term bonds or money market instruments.

By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Core Equity Portfolio

The goals of Core Equity Portfolio are to provide capital growth and income. The Portfolio seeks to achieve its goals by primarily investing, during normal market conditions, in common stocks of large, high-quality U.S., and to a lesser extent foreign, companies that are well known, have been consistently profitable and have dominant market positions in their industries. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in equity securities, primarily common stocks and securities convertible into common stocks. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may take certain steps with respect to all of the Portfolio’s assets, including any one or more of the following:

•	hold cash, commercial paper, certificates of deposit or other short-term investments

•	invest in debt securities (including short-term U.S. Government securities)

•	invest in convertible preferred stock

By taking a temporary defensive position the Portfolio may not achieve its investment objectives.

Growth Portfolio

The primary goal of Growth Portfolio is capital growth. As a secondary goal, the Portfolio seeks current income. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of U.S., and to a lesser extent foreign, companies. Generally, the Portfolio may invest in a wide range of marketable securities that, in WRIMCO’s opinion, offer the potential for growth. There is no guarantee, however, that the Portfolio will achieve its goals.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in cash or fixed-income securities or in common stocks chosen for their relative stability rather than for their growth potential. By taking a defensive position, the Portfolio may not achieve its investment objective.

High Income Portfolio

The primary goal of High Income Portfolio is to earn a high level of current income. As a secondary goal, the Portfolio seeks capital growth when consistent with its primary goal. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of high-yield, high-risk, fixed-income securities, the risks of which are, in the judgment of WRIMCO, consistent with the Portfolio’s goals. The Portfolio may own bonds with varying maturities. There is no guarantee, however, that the Portfolio will achieve its goals.

The Portfolio primarily owns debt securities; however, it may also own, to a lesser degree, preferred stocks, common stocks and convertible securities. In general, the high income that the Portfolio seeks is paid by debt securities rated in the lower rating categories of the established rating services or unrated securities that are determined by WRIMCO to be of comparable quality; these include securities rated BBB or lower by S&P, or Baa or lower by Moody’s. Lower-quality debt securities (which include junk bonds) are considered to be speculative and involve greater risk of default or price changes due to changes in the issuer’s creditworthiness. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

The Portfolio limits its acquisition of common stocks so that no more than 20% of its total assets will consist of common stocks and no more than 10% of its total assets will consist of non-dividend paying common stocks.

When WRIMCO believes that a full or partial temporary defensive position is desirable, due to present or anticipated market or economic conditions, it may take any one or more of the following steps with respect to the assets in the Portfolio:

•	shorten the average maturity of the Portfolio’s debt holdings

•	hold cash or cash equivalents (short-term investments, such as commercial paper and certificates of deposit)

•	emphasize high-grade debt securities

By taking a temporary defensive position in any one or more of these manners, the Portfolio may not achieve its investment objectives.

International Portfolio

The primary goal of International Portfolio is long-term capital appreciation, with current income as a secondary goal. The Portfolio seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of growth-oriented foreign issuers. The Portfolio may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade. There is no guarantee, however, that the Portfolio will achieve its goals.

Under normal market conditions, the Portfolio invests at least 80% of its net assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Portfolio generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country.

When WRIMCO believes that a temporary defensive position is desirable, it may invest up to all of the Portfolio’s assets in debt securities including commercial paper or short-term U.S. Government securities and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the Portfolio’s assets in domestic securities. By taking a temporary defensive position, the Portfolio may not achieve its investment objectives.

Limited-Term Bond Portfolio

The goal of Limited-Term Bond Portfolio is to provide a high level of current income consistent with preservation of capital. The Portfolio seeks to achieve its goal by investing primarily in a diversified portfolio of investment-grade, limited-term debt securities (securities with a dollar-weighted average maturity of two to five years) of U.S. issuers, including U.S. Government securities, which are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, collateralized mortgage obligations and other asset-backed securities. The Portfolio will invest at least 80% of its net assets in bonds with limited-term maturities. The Portfolio may also own, to a lesser extent, common stocks and convertible securities, including convertible preferred stocks in certain circumstances. There is no guarantee, however, that the Portfolio will achieve its goal.

The maturity of an asset-backed security is the estimated average life of the security, based on certain prescribed models or formulas used by WRIMCO. The maturity of other types of debt securities is the earlier of the call date or the maturity date, as appropriate.

When WRIMCO believes that a temporary defensive position is desirable, it may take certain steps with respect to the Portfolio’s assets, including any one or more of the following:

•	shorten the average maturity of its investments

•	increase its holdings in short-term investments, cash or cash equivalents

•	invest up to all of the Portfolio’s assets in U.S. Treasury securities

By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Money Market Portfolio

The goal of Money Market Portfolio is maximum current income consistent with stability of principal. The Portfolio seeks to achieve its goal by investing in a diversified portfolio of high-quality money market instruments in accordance with the requirements of Rule 2a-7. There is no guarantee, however, that the Portfolio will achieve its goal.

The Portfolio invests only in the following U.S. dollar-denominated money market obligations and instruments:

•	U.S. government obligations (including obligations of U.S. government agencies and instrumentalities)

•	bank obligations and instruments secured by bank obligations, such as letters of credit

•	commercial paper

•	corporate debt obligations, including variable rate master demand notes

•	Canadian government obligations

•	certain other obligations (including municipal obligations) guaranteed as to principal and interest by a bank in whose obligations the Portfolio may invest or a corporation in whose commercial paper the Portfolio may invest

The Portfolio only invests in bank obligations if they are obligations of a bank subject to regulation by the U.S. Government, including foreign branches of these banks, or obligations of a foreign bank having total assets of at least $500 million, and instruments secured by any such obligation.

WRIMCO may look at a number of factors in selecting securities for the Portfolio. These include:

•	the credit quality of the particular issuer or guarantor of the security

•	the maturity of the security

•	the relative value of the security

Generally, in determining whether to sell a security, WRIMCO uses the same analysis that it uses in buying securities to determine if the security no longer offers adequate return or no longer complies with Rule 2a-7. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Science and Technology Portfolio

The goal of Science and Technology Portfolio is long-term capital growth. The Portfolio seeks to achieve this goal by investing primarily in science and technology companies. Science and technology companies are companies whose products, processes or services, in WRIMCO’s opinion, are being, or are expected to be, significantly benefited by the use or commercial application of scientific or technological discoveries. As well, the Fund may invest in companies that utilize science and/or technology to improve their existing business even though the business, itself, is not within the science and technology industries. Under normal economic and market conditions, the Portfolio will invest at least 80% of its net assets in securities of science or technology companies or companies benefited by the application of science and technology innovations. There is no guarantee, however, that the Portfolio will achieve its goal.

The Portfolio may invest in such areas as:

•	aerospace and defense electronics

•	biotechnology

•	business machines

•	cable and broadband access

•	communications and electronic equipment

•	computer software and services

•	computer systems

•	electronics and energy

•	electronic media

•	genomics

•	internet and internet-related services

•	medical devices and drugs

•	medical and hospital supplies and services

•	office equipment and supplies

The Portfolio primarily owns common stocks; however, it may invest, to a lesser extent, in preferred stocks, debt securities and convertible securities. The Portfolio may also invest a limited amount of its assets in foreign securities.

At times, when WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in U.S. Government securities or other debt securities, mostly of investment grade. The Portfolio may also invest in options and futures contracts for hedging purposes. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Small Cap Portfolio

The goal of Small Cap Portfolio is growth of capital. The Portfolio seeks to achieve its goal by investing primarily in common stocks of small cap companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Portfolio may occasionally invest in securities of larger companies that, in WRIMCO’s opinion, are being fundamentally changed or revitalized, have a position that is considered strong relative to the market as a whole or otherwise offer unusual opportunities for above average growth.

The Portfolio considers a company’s capitalization at the time the Portfolio acquires the company’s common stock. Common stock of a company whose capitalization exceeds the range of Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in small cap stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

In addition to common stocks, the Portfolio may also invest, to a lesser extent, in securities convertible into common stocks, in preferred stocks and debt securities, mostly of investment grade. The Portfolio may also invest up to 20% of its total assets in foreign securities.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. Government securities and/or preferred stocks. The Portfolio may also invest in more established companies, those with longer operating histories than many small cap companies. As well, it may increase the number of issuers in which it invests and thereby limit the Fund’s position size in any particular security. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

Value Portfolio

The goal of Value Portfolio is to seek long-term appreciation of capital. The Portfolio seeks to achieve its goal by investing primarily in the stocks of large U.S. and foreign companies that are undervalued relative to the true worth of the company. The Portfolio may invest in foreign securities, primarily to provide additional opportunities to invest in quality overlooked growth stocks. There is no guarantee, however, that the Portfolio will achieve its goal.

WRIMCO utilizes both a top-down (assess the market environment) and a bottom-up (research individual issuers) analysis in its selection process. WRIMCO considers numerous factors in its analysis of issuers and stocks, including the following:

•	intrinsic value of the company not reflected in stock price

•	historical earnings growth

•	future expected earnings growth

•	company’s position in its respective industry

•	industry conditions

•	competitive strategy

•	management capabilities

•	free cash flow potential

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below WRIMCO’s expectations.

When WRIMCO believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in debt securities including commercial paper, short-term U.S. government securities and/or preferred stocks. By taking a temporary defensive position, the Portfolio may not achieve its investment objective.

ADDITIONAL INVESTMENT CONSIDERATIONS

The goal(s) and investment policies of each Portfolio may be changed by the Directors of the Fund without a vote of the Portfolio’s shareholders, unless a policy or restriction is otherwise described.

Each Portfolio may also invest in other types of securities and use certain other instruments in seeking to achieve its goal(s). For example, a Portfolio (other than Money Market Portfolio) may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information in the Statement of Additional Information (SAI) about each Portfolio’s permitted investments and strategies, as well as the restrictions that apply to them.

RISK CONSIDERATIONS OF PRINCIPAL STRATEGIES AND OTHER INVESTMENTS

Risks exist in any investment. Each Portfolio is subject to equity risk and other market risk, financial risk and, in some cases, prepayment risk.

•	Market risk is the possibility of a change in the price of the security because of market factors, including changes in interest rates. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Portfolio may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may experience greater price volatility than value stocks. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Portfolio will likely change as well.

•	Financial risk is based on the financial situation of the issuer of the security. To the extent a Portfolio invests in debt securities, the Portfolio’s financial risk depends on the credit quality of the securities in which it invests. For an equity investment, a Portfolio’s financial risk may depend, for example, on the earnings performance of the company issuing the stock.

•	Prepayment risk is the possibility that, during periods of falling interest rates, a debt security with a high stated interest rate will be prepaid before its expected maturity date.

Certain types of each Portfolio’s authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Portfolio to restrictions on receiving the investment proceeds from a foreign country, to foreign taxes, and to potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Portfolio to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio’s investments and the income it may generate will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on WRIMCO’s skill in selecting investments.

Asset Strategy Portfolio, High Income Portfolio, International Portfolio and Science and Technology Portfolio may each actively trade securities in seeking to achieve its goals. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by the Portfolios.

THE MANAGEMENT OF THE PORTFOLIOS

PORTFOLIO MANAGEMENT

The Portfolios are managed by WRIMCO, subject to the authority of the Fund’s Board of Directors. WRIMCO provides investment advice to each of the Portfolios and supervises each Portfolio’s investments. WRIMCO and/or its predecessor have served as investment manager to the Fund since its inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds, W&R Funds, Inc. and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 L Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.

Michael L. Avery is primarily responsible for the management of the equity portion of the Asset Strategy Portfolio. Mr. Avery has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Avery was Vice President of, and the Director of Research for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1994, has served as the Director of Research for WRIMCO and its predecessor since August 1987, and has been an employee of such since June 1981.

Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of the Asset Strategy Portfolio. Mr. Vrabac has held his responsibilities for the Asset Strategy Portfolio since January 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies managed by WRIMCO. From May 1994 to March 1998, Mr. Vrabac was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Vrabac has been an employee of WRIMCO since May 1994.

Cynthia P. Prince-Fox is primarily responsible for the management of the Balanced Portfolio. Ms. Prince-Fox has held her responsibilities for Balanced Portfolio since July 1994, the Portfolio’s inception. She is Senior Vice President of WRIMCO, Vice President of the Fund, Vice President of other investment companies for which WRIMCO serves as investment manager and Senior Vice President of Waddell & Reed Ivy Investment Company (“WRIICO”), an affiliate of WRIMCO. From January 1993 to March 1998, Ms. Prince-Fox was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Ms. Prince-Fox is Co-Chief Investment Officer, Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. Ms. Prince-Fox has served as a portfolio manager for investment companies managed by WRIMCO since January 1993. From February 1983 to January 1993 Ms. Prince-Fox served as an investment analyst for WRIMCO and its predecessor.

James C. Cusser is primarily responsible for the management of the Bond Portfolio. Mr. Cusser has held his responsibilities for Bond Portfolio since August 1992. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager. Mr. Cusser has been an employee of WRIMCO and has served as a portfolio manager for investment companies managed by WRIMCO since August 1992.

James D. Wineland is primarily responsible for the management of the Core Equity Portfolio. Mr. Wineland has held his responsibilities for Core Equity Portfolio since July 1997. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager. From March 1995 to March 1998, Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Wineland has served as a portfolio manager for investment companies managed by WRIMCO and its predecessor since January 1988 and has been an employee of such since November 1984.

Philip J. Sanders is primarily responsible for the management of the Growth Portfolio. Mr. Sanders has held his responsibilities for Growth Portfolio since August 1998. He is Senior Vice President of WRIMCO and WRIICO and Vice President of the Fund. Mr. Sanders has been an employee of WRIMCO since August 1998. Mr. Sanders was formerly Lead Manager with Tradestreet Investment Associates.

William M. Nelson is primarily responsible for the management of the High Income Portfolio. Mr. Nelson has held his responsibilities for High Income Portfolio since January 1999. He is Vice President of WRIMCO and Vice President of the Fund. Mr. Nelson has been an employee of WRIMCO since January 1995.

Thomas A. Mengel is primarily responsible for the management of the International Portfolio. Mr. Mengel has been an employee of WRIMCO and has held his responsibilities for International Portfolio since May 1996. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO or WRIICO serves as investment manager.

W. Patrick Sterner is primarily responsible for the management of the Limited-Term Bond Portfolio. Mr. Sterner has held his responsibilities for Limited-Term Bond Portfolio since July 1994, the Portfolio’s inception. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From August 1992 to March 1998, Mr. Sterner was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Sterner has served as a portfolio manager for investment companies managed by WRIMCO since September 1992 and has been an employee of WRIMCO since August 1992.

Mira Stevovich is primarily responsible for the management of the Money Market Portfolio. Ms. Stevovich has held her responsibilities for Money Market Portfolio since May 1998. She is Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President and Assistant Treasurer of the Fund and Vice President and Assistant Treasurer of other investment companies for which WRIMCO or WRIICO serves as investment manager. Ms. Stevovich has been an employee of WRIMCO and its predecessor since March 1987.

Zachary H. Shafran is primarily responsible for the management of the Science and Technology Portfolio. Mr. Shafran has held his responsibilities for Science and Technology Portfolio since February 2001. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Shafran has served as the portfolio manager for investment companies managed by WRIMCO or WRIICO since January 1996. He served as an investment analyst with WRIMCO and its predecessor from June 1990 to January 1996.

Grant P. Sarris is primarily responsible for the management of the Small Cap Portfolio. Mr. Sarris has held his responsibilities for Small Cap Portfolio since February 1999. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Sarris served as an investment analyst with WRIMCO and its predecessor from October 1991 to January 1996. From January 1996 to May 1998, Mr. Sarris served as an assistant portfolio manager for WRIMCO and since May 1998 he has served as a portfolio manager. Mr. Sarris has been an employee of WRIMCO and its predecessor since October 1991.

Harry M. Flavin and Cynthia P. Prince-Fox are primarily responsible for the management of the Value Portfolio. Mr. Flavin has held his responsibilities for Value Portfolio since the Portfolio’s inception. He is Senior Vice President of WRIMCO, Senior Vice President of WRIICO, Vice President of the Fund and of another investment company managed by WRIMCO, and President, Co-Chief Investment Officer and Director of Austin, Calvert & Flavin, Inc.

Ms. Prince-Fox has held her responsibilities for Value Portfolio since January 2002.

Other members of WRIMCO’s investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the investments of the Portfolios.

MANAGEMENT AND OTHER FEES

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio’s assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

for Asset Strategy Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

for Balanced Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

for Bond Portfolio, 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion;

for Core Equity Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

for Growth Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;

for High Income Portfolio, 0.625% of net assets up to $500 million, 0.60% of net assets over $500 million and up to $1 billion, 0.55% of net assets over $1 billion and up to $1.5 billion, and 0.50% of net assets over $1.5 billion;

for International Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion;

for Limited-Term Bond Portfolio, 0.50% of net assets up to $500 million, 0.45% of net assets over $500 million and up to $1 billion, 0.40% of net assets over $1 billion and up to $1.5 billion, and 0.35% of net assets over $1.5 billion;

for Money Market Portfolio, 0.40% of net assets;

for Science & Technology Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion;

for Small Cap Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion; and

for Value Portfolio, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion.

WRIMCO has voluntarily agreed to waive its management fee for any day that a portfolio’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver.

For the fiscal year ended December 31, 2002, management fees for each Portfolio as a percent of each such Portfolio’s average net assets are as follows:

Management Fees

Asset Strategy Portfolio	0.70%
Balanced Portfolio	0.70%
Bond Portfolio	0.52%
Core Equity Portfolio	0.70%
Growth Portfolio	0.70%
High Income Portfolio	0.63%
International Portfolio	0.85%
Limited-Term Bond Portfolio	0.50%[1]
Money Market Portfolio	0.40%
Science and Technology Portfolio	0.85%
Small Cap Portfolio	0.85%
Value Portfolio	0.70%

[1]	This reflects the maximum annual fee payable and excludes the voluntary waiver. Management fees for the Portfolio, including the voluntary waiver, for the fiscal year ended December 31, 2002 were 0.21%.

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc., an affiliate of WRIMCO and the Distributor of the Policies for which the Fund is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate Waddell & Reed, Inc. for amounts it expends in connection with the provision of personal services to Policyowners.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their NAV per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

•	the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted

•	the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable

•	the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund

•	applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

•	The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.

•	Bonds are generally valued according to prices quoted by an independent pricing service.

•	Short-term debt securities are valued at amortized cost, which approximates market value.

•	Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Money Market Portfolio uses the amortized cost method for valuing its portfolio securities. You will find more information in the SAI about this method.

Certain of the Portfolios may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of Portfolio shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio’s shares. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. Similarly, if events materially affecting the value of foreign investments or foreign currency exchange rates occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments or exchange rates will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Dividends from Money Market Portfolio are declared and paid daily in additional full and fractional shares. Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record on the preceding Thursday. Dividends from Asset Strategy Portfolio, Balanced Portfolio, Bond Portfolio, Growth Portfolio, High Income Portfolio, Core Equity Portfolio, International Portfolio, Limited-Term Bond Portfolio, Science and Technology Portfolio, Small Cap Portfolio and Value Portfolio usually are declared and paid annually in December in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term or short-term capital gains of each Portfolio, if any, other than Money Market Portfolio, are declared and paid annually in December in additional full and fractional shares of the respective Portfolio. Short-term capital gains of Money Market Portfolio (it does not anticipate realizing any long-term capital gains) are declared and paid daily in additional full and fractional shares of that Portfolio.

You will find information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies and their separate accounts, no discussion is included here as to the Federal income tax consequences to the Portfolios’ shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisers.

W&R Target Funds, Inc.

FINANCIAL HIGHLIGHTS

The following information is to help you understand the financial performance of each Portfolio’s shares for the fiscal periods shown. Certain information reflects financial results for a single Portfolio share. Total return shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche LLP, whose independent auditors’ report, along with the Portfolio’s financial statements for the fiscal year ended December 31, 2002, is included in the Fund’s Annual Report to Shareholders, which is available upon request.

ASSET STRATEGY PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$6.2046	$7.0540	$6.2625	$5.3868	$5.1969

Income (loss) from investment operations:
Net investment income	0.1005	0.1323	0.0908	0.1138	0.1391
Net realized and unrealized gain (loss) on investments	0.1032	(0.8354)	1.3211	1.1232	0.3779

Total from investment operations	0.2037	(0.7031)	1.4119	1.2370	0.5170

Less distributions from:
Net investment income	(0.1005)	(0.1334)	(0.0906)	(0.1136)	(0.1391)
Capital gains	(0.0000)	(0.0129)	(0.5298)	(0.2477)	(0.1880)

Total distributions	(0.1005)	(0.1463)	(0.6204)	(0.3613)	(0.3271)

Net asset value, end of period	$6.3078	$6.2046	$7.0540	$6.2625	$5.3868
RATIOS/SUPPLEMENTAL DATA
Total return	3.28%	-9.96%	22.53%	22.96%	9.95%
Net assets, end of period (in millions)	$167	$115	$59	$22	$14
Ratio of expenses to average net assets	1.04%	1.03%	0.97%	0.73%	1.07%
Ratio of net investment income to average net assets	1.90%	2.63%	1.97%	2.18%	2.97%
Portfolio turnover rate	95.22%	187.87%	155.27%	179.63%	189.02%

BALANCED PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$6.7224	$7.3258	$7.3120	$7.1081	6.7686

Income (loss) from investment operations:
Net investment income	0.1145	0.1593	0.1873	0.1760	0.1865
Net realized and unrealized gain (loss) on investments	(0.6801)	(0.5955)	0.3361	0.5446	0.4003

Total from investment operations	(0.5656)	(0.4362)	0.5234	0.7206	0.5868

Less distributions from:
Net investment income	(0.1145)	(0.1593)	(0.1873)	(0.1759)	(0.1865)
Capital gains	(0.0000)	(0.0079)	(0.3223)	(0.3408)	(0.0608)
Total distributions	(0.1145)	(0.1672)	(0.5096)	(0.5167)	(0.2473)

Net asset value, end of period	$6.0423	$6.7224	$7.3258	$7.3120	$7.1081
RATIOS/SUPPLEMENTAL DATA
Total return	-8.41%	-5.94%	7.14%	10.14%	8.67%
Net assets, end of period (in millions)	$168	$178	$158	$117	$92
Ratio of expenses to average net assets	1.01%	1.00%	1.01%	0.95%	0.74%
Ratio of net investment income to average net assets	1.79%	2.44%	2.81%	2.56%	2.92%
Portfolio turnover rate	58.18%	38.82%	42.32%	62.90%	54.62%

BOND PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$5.3615	$5.2308	$5.0497	$5.4451	$5.3686

Income (loss) from investment operations:
Net investment income	0.2396	0.2585	0.3172	0.3173	0.3180
Net realized and unrealized gain (loss) on investments	0.2417	0.1306	0.1811	(0.3954)	0.0765

Total from investment operations	0.4813	0.3891	0.4983	(0.0781)	0.3945

Less distributions from net investment income	(0.2396)	(0.2584)	(0.3172)	(0.3173)	(0.3180)

Net asset value, end of period	$5.6032	$5.3615	$5.2308	$5.0497	$5.4451
RATIOS/SUPPLEMENTAL DATA
Total return	8.98%	7.47%	9.83%	-1.44%	7.35%
Net assets, end of period (in millions)	$247	$171	$117	$111	$114
Ratio of expenses to average net assets	0.83%	0.83%	0.84%	0.81%	0.67%
Ratio of net investment income to average net assets	4.92%	5.49%	6.08%	5.73%	5.99%
Portfolio turnover rate	33.75%	29.06%	32.68%	47.27%	32.75%

CORE EQUITY PORTFOLIO*
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$10.3608	$12.2027	$12.9609	$12.3351	$11.9615

Income (loss) from investment operations:
Net investment income	0.0476	0.0231	0.0376	0.1571	0.1752
Net realized and unrealized gain (loss) on investments	(2.2888)	(1.8418)	1.1650	1.3879	2.3532

Total from investment operations	(2.2412)	(1.8187)	1.2026	1.5450	2.5284

Less distributions from:
Net investment income	(0.0476)	(0.0229)	(0.0360)	(0.1570)	(0.1752)
Capital gains	(0.0000)	(0.0003)	(1.9248)	(0.7622)	(1.9796)

Total distributions	(0.0476)	(0.0232)	(1.9608)	(0.9192)	(2.1548)

Net asset value, end of period	$8.0720	$10.3608	$12.2027	$12.9609	$12.3351
RATIOS/SUPPLEMENTAL DATA
Total return	-21.63%	-14.91%	9.28%	12.52%	21.14%
Net assets, end of period (in millions)	$650	$913	$1,084	$941	$811
Ratio of expenses to average net assets	0.99%	0.98%	0.98%	0.96%	0.80%
Ratio of net investment income to average net assets	0.50%	0.21%	0.28%	1.23%	1.35%
Portfolio turnover rate	38.37%	30.50%	49.11%	70.20%	62.84%

*Core Equity Portfolio, formerly Income Portfolio, changed its name and investment objective effective October 16, 2000.

GROWTH PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$8.3923	$9.8831	$10.8751	$9.2989	$7.5679

Income (loss) from investment operations:
Net investment income	0.0009	0.0246	0.0163	0.0056	0.0456
Net realized and unrealized gain (loss) on investments	(1.7882)	(1.4417)	0.1375	3.1886	2.0215

Total from investment operations	(1.7873)	(1.4171)	0.1538	3.1942	2.0671

Less distributions from:
Net investment income	(0.0009)	(0.0246)	(0.0163)	(0.0056)	(0.0456)
Capital gains	(0.0000)	(0.0491)	(1.1295)	(1.6124)	(0.2905)

Total distributions	(0.0009)	(0.0737)	(1.1458)	(1.6180)	(0.3361)

Net asset value, end of period	$6.6041	$8.3923	$9.8831	$10.8751	$9.2989
RATIOS/SUPPLEMENTAL DATA
Total return	-21.30%	-14.34%	1.41%	34.35%	27.31%
Net assets, end of period (in millions)	$705	$995	$1,256	$1,163	$825
Ratio of expenses to average net assets	0.99%	0.97%	0.96%	0.96%	0.80%
Ratio of net investment income to average net assets	0.01%	0.27%	0.14%	0.06%	0.55%
Portfolio turnover rate	40.58%	50.70%	56.52%	65.82%	75.58%

HIGH INCOME PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$3.3261	$3.3542	$4.1691	$4.4143	$4.7402

Income (loss) from investment operations:
Net investment income	0.2602	0.3346	0.4107	0.4313	0.4185
Net realized and unrealized gain (loss) on investments	(0.3275)	(0.0281)	(0.8149)	(0.2452)	(0.3259)

Total from investment operations	(0.0673)	0.3065	(0.4042)	0.1861	0.0926

Less distributions from net investment income	(0.2602)	(0.3346)	(0.4107)	(0.4313)	(0.4185)

Net asset value, end of period	$2.9986	$3.3261	$3.3542	$4.1691	$4.4143
RATIOS/SUPPLEMENTAL DATA
Total return	-2.02%	9.18%	-9.73%	4.22%	1.95%
Net assets, end of period (in millions)	$128	$116	$102	$121	$126
Ratio of expenses to average net assets	0.95%	0.93%	0.96%	0.92%	0.77%
Ratio of net investment income to average net assets	8.42%	9.60%	10.02%	9.17%	8.76%
Portfolio turnover rate	85.17%	193.71%	118.96%	87.84%	63.64%

INTERNATIONAL PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$5.8536	$7.8610	$11.9354	$7.8176	$6.3842

Income (loss) from investment operations:
Net investment income	0.0227	0.0498	0.0298	0.0032	0.0353
Net realized and unrealized gain (loss) on investments	(1.0853)	(1.7977)	(2.8531)	5.1235	2.1283

Total from investment operations	(1.0626)	(1.7479)	(2.8233)	5.1267	2.1636

Less distributions from:
Net investment income	(0.0227)	(0.0419)	(0.0186)	(0.0000)	(0.0353)
Capital gains	(0.0000)	(0.2176)	(1.2325)	(1.0089)	(0.6949)

Total distributions	(0.0227)	(0.2595)	(1.2511)	(1.0089)	(0.7302)

Net asset value, end of period	$4.7683	$5.8536	$7.8610	$11.9354	$7.8176

RATIOS/SUPPLEMENTAL DATA
Total return	-18.15%	-22.23%	-23.66%	65.58%	33.89%
Net assets, end of period (in millions)	$139	$187	$266	$300	$169
Ratio of expenses to average net assets	1.30%	1.25%	1.23%	1.21%	1.02%
Ratio of net investment income to average net assets	0.41%	0.71%	0.31%	0.04%	0.47%
Portfolio turnover rate	116.21%	99.52%	116.84%	118.71%	88.84%

LIMITED-TERM BOND PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$5.4437	$5.1666	$5.0405	$5.2292	$5.1882

Income (loss) from investment operations:
Net investment income	0.1327	0.1971	0.3155	0.2799	0.2935
Net realized and unrealized gain (loss) on investments	0.1631	0.2771	0.1261	(0.1887)	0.0522

Total from investment operations	0.2958	0.4742	0.4416	0.0912	0.3457

Less distributions from:
Net investment income	(0.1327)	(0.1971)	(0.3155)	(0.2799)	(0.2935)
Capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0112)

Total distributions	(0.1327)	(0.1971)	(0.3155)	(0.2799)	(0.3047)

Net asset value, end of period	$5.6068	$5.4437	$5.1666	$5.0405	$5.2292

RATIOS/SUPPLEMENTAL DATA
Total return	5.43%	9.21%	8.73%	1.74%	6.66%
Net assets, end of period (in millions)	$47	$16	$6	$6	$5
Ratio of expenses to average net assets including voluntary expense waiver	0.69%	0.38%	0.40%	0.64%	0.79%
Ratio of net investment income to average net assets including voluntary expense waiver	3.97%	5.52%	6.33%	5.63%	5.65%
Ratio of expenses to average net assets excluding voluntary expense waiver	0.87%	0.88%	0.90%	0.91%	—
Ratio of net investment income to average net assets excluding voluntary expense waiver	3.79%	5.02%	5.83%	5.36%	—
Portfolio turnover rate	27.36%	22.43%	47.32%	22.81%	47.11%

MONEY MARKET PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

Net investment income	0.0113	0.0356	0.0571	0.0450	0.0492
Less dividends declared	(0.0113)	(0.0356)	(0.0571)	(0.0450)	(0.0492)

Net asset value, end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000

RATIOS/SUPPLEMENTAL DATA
Total return	1.12%	3.62%	5.87%	4.62%	5.04%
Net assets, end of period (in millions)	$103	$99	$52	$64	$54
Ratio of expenses to average net assets	0.75%	0.73%	0.75%	0.77%	0.68%
Ratio of net investment income to average net assets	1.13%	3.31%	5.67%	4.51%	4.90%

SCIENCE AND TECHNOLOGY PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$12.4927	$14.2542	$22.4087	$8.2750	$5.7726

Income (loss) from investment operations:
Net investment income (loss)	(0.0245)	0.0584	0.1151	(0.0309)	0.0032
Net realized and unrealized gain (loss) on investments	(2.9720)	(1.7571)	(4.8532)	14.4840	2.6551

Total from investment operations	(2.9965)	(1.6987)	(4.7381)	14.4531	2.6583

Less distributions from:
Net investment income	(0.0001)	(0.0589)	(0.1151)	(0.0000)	(0.0032)
Capital gains	(0.0000)	(0.0039)	(3.3013)	(0.3194)	(0.1527)

Total distributions	(0.0001)	(0.0628)	(3.4164)	(0.3194)	(0.1559)

Net asset value, end of period	$9.4961	$12.4927	$14.2542	$22.4087	$8.2750

RATIOS/SUPPLEMENTAL DATA
Total return	-23.99%	-11.91%	-21.15%	174.66%	46.05%
Net assets, end of period (in millions)	$195	$267	$295	$253	$35
Ratio of expenses to average net assets	1.17%	1.15%	1.14%	1.10%	0.92%
Ratio of net investment income (loss) to average net assets	-0.23%	0.47%	0.64%	-0.38%	0.07%
Portfolio turnover rate	92.25%	93.19%	93.76%	47.36%	64.72%

SMALL CAP PORTFOLIO
(For a share outstanding throughout each period)

	For the fiscal year ended December 31,

	2002	2001	2000	1999	1998

PER-SHARE DATA
Net asset value, beginning of period	$7.9770	$8.1345	$11.6130	$7.9019	$8.3316

Income (loss) from investment operations:
Net investment income (loss)	(0.0458)	(0.0103)	0.0717	0.0423	0.0798
Net realized and unrealized gain (loss) on investments	(1.6924)	(0.1471)	(1.5051)	4.0847	0.8255

Total from investment operations	(1.7382)	(0.1574)	(1.4334)	4.1270	0.9053

Less distributions:
From net investment income	(0.0000)	(0.0000)*	(0.0717)	(0.0421)	(0.0798)
From capital gains	(0.0000)	(0.0001)	(1.9734)	(0.3738)	(1.2027)
In excess of realized capital gains	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0525)

Total distributions	(0.0000)	(0.0001)	(2.0451)	(0.4159)	(1.3350)

Net asset value, end of period	$6.2388	$7.9770	$8.1345	$11.6130	$7.9019

RATIOS/SUPPLEMENTAL DATA
Total return	-21.79%	-1.93%	-12.35%	52.23%	10.87%
Net assets, end of period (in millions)	$279	$359	$345	$318	$181
Ratio of expenses to average net assets	1.15%	1.14%	1.13%	1.12%	0.97%
Ratio of net investment income (loss) to average net assets	-0.66%	-0.14%	0.68%	0.53%	0.94%
Portfolio turnover rate	34.54%	30.31%	58.35%	130.99%	177.32%

*	Not shown due to rounding.

VALUE PORTFOLIO
(For a share outstanding throughout each period)

		For the
	For the	period from
	fiscal year	5/1/01[1]
	ended	through
	12/31/02	12/31/01

PER-SHARE DATA
Net asset value, beginning of period	$5.0815	$5.0000

Income (loss) from investment operations:
Net investment income	0.0348	0.0198
Net realized and unrealized gain (loss) on investments	(0.6799)	0.0815

Total from investment operations	(0.6451)	0.1013

Less distributions from net investment income	(0.0348)	(0.0198)

Net asset value, end of period	$4.4016	$5.0815

RATIOS/SUPPLEMENTAL DATA
Total return	-12.70%	2.03%
Net assets, end of period (in millions)	$75	$44
Ratio of expenses to average net assets including voluntary expense waiver	1.04%	0.84%[2]
Ratio of net investment income to average net assets including voluntary expense waiver	0.92%	1.39%[2]
Ratio of expenses to average net assets excluding voluntary expense waiver	— [3]	1.07%[2]
Ratio of net investment income to average net assets excluding voluntary expense waiver	— [3]	1.16%[2]
Portfolio turnover rate	95.73%	10.91%

[1]Commencement of operations.

[2]Annualized.

[3]Because the Portfolio’s net assets exceeded $25 million for the entire period, there was no waiver of expenses. Therefore, no ratio is provided.

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a.
928 Grand Boulevard
Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue NW
Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP
1010 Grand Boulevard
Kansas City, Missouri 64106-2232

Investment Manager
Waddell & Reed Investment Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

Accounting Services Agent
Waddell & Reed Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

Our INTERNET address is:
http://www.waddell.com

An Overview of the Portfolios	2
The Investment Principles of the Portfolios	34
The Management of the Portfolios	41
Purchases and Redemptions	44
Net Asset Value	45
Dividends and Distributions	46
Financial Highlights	47

W&R TARGET FUNDS, INC.
PROSPECTUS

You can get more information about the Portfolios in—

•	the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

•	the Annual and Semiannual Reports to Shareholders, which detail each Portfolio’s actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the year covered by the report.

To request a copy of the current SAI or copies of the Portfolios’ most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual Report may also be requested at request@waddell.com.

Information about the Fund (including its current SAI and most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC’s Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Fund’s SEC file number is: 811-5017.

WADDELL & REED, INC. 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 888-WADDELL

APPENDIX E

W&R TARGET FUNDS, INC.

6300 Lamar Avenue

P. O. Box 29217

Shawnee Mission, Kansas 66201-9217

913-236-2000
888-WADDELL

             , 2003

PROSPECTUS

     W&R Target Funds, Inc. (Fund) is a management investment company, commonly known as a mutual fund. This Prospectus offers three separate Portfolios of the Fund, each with a separate goal and investment policies.

International II Portfolio seeks long-term capital growth.

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Small Company Value Portfolio seeks long-term accumulation of capital.

     Portfolio shares are not sold to you directly but rather are available to you only through certain variable life insurance policies and variable annuity contracts (Policies) offered by Participating Insurance Companies. This Prospectus contains concise information about the Portfolios of which you should be aware before applying for a Policy. This Prospectus should be read together with the Prospectus for the particular Policy.

The Securities and Exchange Commission has not approved or disapproved the Fund’s securities, or determined whether this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

An Overview of the Portfolios

International II Portfolio

Goal

International II Portfolio seeks long-term capital growth.

Principal Strategy

International II Portfolio seeks to achieve its goal by investing primarily in equity securities of small, mid and large capitalization foreign companies. The Portfolio primarily invests in common stock but may also invest in foreign investment-grade debt securities.

In selecting equity securities for the Portfolio, Templeton Investment Counsel, LLC, the Portfolio’s investment sub-advisor (Sub-Advisor), performs a company-by-company analysis, rather than focusing on a specific industry or economic sector. The Sub-Advisor concentrates on the market price of a company relative to its view regarding the company’s long-term earnings potential.

Generally, in determining whether to sell a security, the Sub-Advisor uses the same type of analysis that it uses in buying securities. For example, the Sub-Advisor may sell a security if it determines that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of International II Portfolio. These include:

*	changes in foreign exchange rates, which may affect the value of the securities the Portfolio holds

*	the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

*	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

*	the Sub-Advisor’s skill in evaluating and selecting securities for the Portfolio

Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, due to certain international monetary or political conditions, the Portfolio’s assets may be more volatile than other investment choices.

Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies may have limited financial resources, limited product lines or inexperienced management.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

International II Portfolio is designed for investors seeking long-term capital growth by investing primarily in securities issued by foreign companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

International II Portfolio has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of International II Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which the Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of International II Portfolio, reinvest dividends or exchange into other Portfolios of the Fund.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

Management Fees	0.85%
Distribution and Service	0.25%
(12b-1) Fees
Other Expenses	0.09%
Total Annual Portfolio	1.19%
Operating Expenses

Example

This example is intended to help you compare the cost of investing in the shares of International II Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$121	$378

Micro Cap Growth Portfolio

Goal

Micro Cap Growth Portfolio seeks long-term capital appreciation.

Principal Strategy

Micro Cap Growth Portfolio seeks to achieve its goal by investing primarily in equity securities of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Russell 2000 Growth Index (micro cap companies) at the time of purchase. The Portfolio primarily invests in common stock but may also invest in preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, Wall Street Associates, the Portfolio’s investment sub-advisor (Sub-Advisor), seeks to invest in securities of companies that it believes show sustainable earnings growth potential and improving profitability.

Generally, in determining whether to sell a security, the Sub-Advisor uses the same type of analysis that it uses in buying securities. For example, the Sub-Advisor may sell a security if it determines that the issuer’s growth and/or profitability characteristics are deteriorating or the issuer no longer maintains a competitive advantage, more attractive investment opportunities arise, or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Micro Cap Growth Portfolio. These include:

*	potentially greater price volatility of the equity securities of micro cap companies held by the Portfolio

*	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

*	the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

*	the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries

*	the impact of the Portfolio’s investments in initial public offerings (IPOs)

*	the Sub-Advisor’s skill in evaluating and selecting securities for the Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Micro Cap Growth Portfolio is designed for investors seeking long-term capital appreciation from investment in faster-growing companies. You should consider whether the Portfolio fits your particular investment objectives.

Performance

Micro Cap Growth Portfolio has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Micro Cap Growth Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses.

There are no fees or charges to buy and sell shares of Micro Cap Growth Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

Management Fees	0.95%
Distribution and Service	0.25%
(12b-1) Fees
Other Expenses	0.14%
Total Annual Portfolio	1.34%
Operating Expenses

Example

This example is intended to help you compare the cost of investing in the shares of Micro Cap Growth Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$136	$425

Small Company Value Portfolio

Goal

Small Company Value Portfolio seeks long-term accumulation of capital.

Principal Strategy

Small Company Value Portfolio seeks to achieve its goal by investing primarily in various types of equity securities of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category (small cap companies). These equity securities will consist primarily of common stocks but may also include preferred stock and securities convertible into equity securities.

In selecting equity securities for the Portfolio, State Street Research & Management Company, the Portfolio’s investment sub-advisor (Sub-Advisor), searches for those companies that appear to be undervalued or trading below their true worth and examines such features as the company’s financial condition, business prospects, competitive position and business strategy. The Sub-Advisor looks for companies that appear likely to come back into favor with investors, for reasons that may include, for example, good prospective earnings, strong management teams or new products or services. The Portfolio may also invest in growth stocks that are, in the Sub-Advisor’s opinion, temporarily undervalued.

The Portfolio will typically sell a stock when it reaches an acceptable price, its fundamental factors have changed or it has performed below the Sub-Advisor’s expectations. The Sub-Advisor may also sell a security to take advantage of more attractive investment opportunities or to raise cash.

Principal Risks of Investing in the Portfolio

A variety of factors can affect the investment performance of Small Company Value Portfolio. These include:

*	potentially greater price volatility of the equity securities of small companies held by the Portfolio

*	adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline

*	the earnings performance, credit quality and other conditions of the companies whose securities the Portfolio holds

*	the mix of securities in the Portfolio, particularly the relative weightings in, and exposure to, different sectors and industries

*	the impact of the Portfolio’s investments in initial public offerings (IPOs)

*	the Sub-Advisor’s skill in evaluating and selecting securities for the Portfolio

Market risk for small-sized companies may be greater than that for medium or large companies due to, among other factors, such companies’ small size, limited product lines, limited access to financing sources and limited management depth. Stocks of smaller companies, as well as stocks of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.

As with any mutual fund, the value of the Portfolio’s shares will change and you could lose money on your investment. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest

Small Company Value Portfolio is designed for investors seeking long-term accumulation of capital. You should consider whether the Portfolio fits your particular investment objectives.

Performance

Small Company Value Portfolio has not been in operation for a full calendar year; therefore, no performance information is provided in this section.

Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of Small Company Value Portfolio. The table and the example below do not reflect any fees and expenses imposed under the Policies through which this Portfolio is offered. See the Prospectus for the particular Policy for a description of those fees and expenses. There are no fees or charges to buy and sell shares of Small Company Value Portfolio, reinvest dividends or exchange into other Portfolios.

Annual Portfolio Operating Expenses

(expenses that are deducted from Portfolio assets)

Management Fees	0.85%
Distribution and Service	0.25%
(12b-1) Fees
Other Expenses	0.17%
Total Annual Portfolio	1.27%
Operating Expenses

Example

This example is intended to help you compare the cost of investing in the shares of Small Company Value Portfolio with the cost of investing in other portfolios. The example assumes that (a) you invest $10,000 in the shares of the Portfolio for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. The costs in this example would be the same whether or not you redeemed all of your shares at the end of these periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years
$129	$403

The Investment Principles of the Portfolios

Investment Goals, Principal Strategies and Other Investments

International II Portfolio

The goal of International II Portfolio is long-term capital growth. The Portfolio seeks to achieve this goal by investing primarily in equity securities of small, mid and large capitalization foreign companies. The Portfolio may invest in securities of companies or governments in developed foreign markets or in developing or emerging markets. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in issuers of at least three foreign countries.

Equity securities generally entitle the holder to participate in a company’s general operating results and include common stock, preferred stock, warrants or rights to purchase such securities. Under normal market conditions, the Portfolio invests at least 80% of its net assets (exclusive of collateral received in connection with securities lending) in equity securities. There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting equity securities for the Portfolio, the Sub-Advisor performs a company-by-company analysis, rather than focusing on a specific industry or economic sector. The Sub-Advisor concentrates primarily on the market price of a company’s securities relative to its view regarding the company’s long-term earnings potential. The Sub-Advisor typically also considers a company’s historical value measures, including price/earnings ratios, profit margins and liquidation value.

When the Sub-Advisor believes that a temporary defensive position is desirable, it may invest up to all of the Portfolio’s assets in debt securities including commercial paper or short-term U.S. Government securities and/or preferred stocks; it may avoid investment in volatile emerging markets and increase investments in more stable, developed countries and industries; it may use forward currency contracts to hedge specific foreign currencies; and it may also invest up to all of the Portfolio’s assets in domestic securities. By taking a defensive position, the Portfolio may not achieve its investment objective.

Micro Cap Growth Portfolio

The goal of Micro Cap Growth Portfolio is to seek long-term capital appreciation. The Portfolio seeks to achieve this goal by investing primarily in various types of equity securities of micro cap companies. The Portfolio may occasionally invest in equity securities of larger companies.

The Portfolio considers a company’s capitalization at the time the Portfolio acquires the company’s equity securities. Equity securities of a company whose capitalization exceeds the range of the Russell 2000 Growth Index after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in micro cap companies. There is no guarantee, however, that the Portfolio will achieve its goal.

In selecting equity securities for the Portfolio, the Sub-Advisor primarily looks to a company’s potential for sustainable earnings growth and improving profitability. In selecting securities with earnings growth potential, the Sub-Advisor considers such factors as a company’s competitive market position, quality of management, growth strategy, internal operating trends (such as profit margins, cash flows and earnings and revenue growth), overall financial condition, and ability to sustain current rate of growth. In seeking to achieve its investment objective, the Portfolio may also invest in equity securities of companies that the Sub-Advisor believes are temporarily undervalued or show promise of improved results due to new management, products, markets or other factors.

The Portfolio’s investment in equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

When the Sub-Advisor believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Small Company Value Portfolio

The goal of Small Company Value Portfolio is to seek long-term accumulation of capital. The Portfolio seeks to achieve this goal by investing primarily in various types of equity securities of small cap companies. The Portfolio may occasionally invest in equity securities of mid and large cap companies, companies which fall outside the capitalization range of companies within the Lipper, Inc. Small Cap Category.

The Portfolio considers a company’s capitalization at the time the Portfolio acquires the company’s equity securities. Equity securities of a company whose capitalization exceeds the range of the Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. The Portfolio will, under normal market conditions, invest at least 80% of its net assets in small cap companies. There is no guarantee, however, that the Portfolio will achieve its goal.

The Sub-Advisor uses both a “top-down” (assess the market environment) and a “bottom-up” (research individual issuers) analysis of issuers and securities, including the following:

*	intrinsic value of the company not reflected in the stock price

*	historical earnings growth

*	future expected earnings growth

*	company’s position in its respective industry

*	industry conditions

*	competitive strategy

*	management capabilities

*	free cash flow potential

The Portfolio’s purchases of equity securities may include common stocks that are part of IPOs. In addition to common stocks, the Portfolio may also invest, to a lesser extent, in preferred stocks and securities convertible into equity securities.

When the Sub-Advisor believes that a temporary defensive position is desirable, the Portfolio may invest up to all of its assets in various short-term cash and cash equivalent items. By taking a defensive position, the Portfolio may not achieve its investment objective.

Additional Investment Considerations

The goal and investment policies of each Portfolio may be changed by the Board of Directors of the Fund without a vote of the Portfolio’s shareholders, unless a policy or restriction is otherwise described.

Each Portfolio may also invest in other types of securities and use certain other instruments in seeking to achieve its goal. For example, a Portfolio may invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured.

You will find more information in the Statement of Additional Information (SAI) about each Portfolio’s permitted investments and strategies, as well as the restrictions that apply to them.

Risk Considerations of Principal Strategies and Other Investments

Risks exist in any investment. Each Portfolio is subject to equity risk and other market risk, financial risk, sector risk, mid size company risk, and small cap company risk. The Portfolios are also subject to risks specific to their respective investment strategies that include, for International II Portfolio particularly, large company risk, foreign securities risk, emerging market risk, and currency risk, and for Micro Cap Growth Portfolio and Small Company Value Portfolio particularly, IPO risk and micro cap company risk.

*	Market risk is the possibility of a change in the price of the security because of market factors, including changes in interest rates. The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Portfolio may lose a substantial part, or even all, of its investment in a company’s stock. Growth stocks may experience greater price volatility than value stocks. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Portfolio will likely change as well.

*	Financial risk is based on the financial situation of the issuer of the security. For an equity investment, a Portfolio’s financial risk may depend, for example, on the earnings performance of the company issuing the stock. To the extent a Portfolio invests in debt securities, the Portfolio’s financial risk depends on the credit quality of the securities in which it invests.

*	Sector risk is the possibility that securities of companies in specific industries or sectors of the economy perform differently than the overall market. Such different performance may, at times, be due to changes in the regulatory or competitive environment or in investor perception of a company or sector.

*	IPO risk is the risk that a Portfolio will not be able to sustain the positive effect on performance that may result from investments in IPOs. Investments in IPOs can have a significant positive impact on the Portfolio’s performance. The positive effect of investments of IPOs may not be sustainable because of a number of factors. The Portfolio may not be able to buy shares in some IPOs, or may be able to buy only a small number of shares. Also, the Portfolio may not be able to buy the shares at the commencement of the offering, and the general availability and performance of IPOs are dependent on market psychology and economic conditions. The relative performance impact of IPOs is also likely to decline as a Portfolio grows.

*	Large company risk is the risk that a portfolio of large capitalization company securities may underperform the market as a whole.

*	Mid size company risk is the risk that equity securities of mid capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group.

*	Small and micro cap company risk is the risk that equity securities of small and micro cap companies, respectively, are more susceptible to market volatility than larger companies due to more limited management, resources, product lines and available markets. Such securities are also less frequently traded and more likely to experience wider price fluctuations, which could make them more difficult to sell.

*	Currency risk is the risk that changes in foreign currency exchange rates will increase or decrease the value of foreign securities or the amount of income or gain received on such securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the Portfolio. Attempts by the Portfolio to minimize the effects of currency fluctuations through the use of foreign currency hedging transactions may not be successful or the Portfolio’s hedging strategies may cause the Portfolio to be unable to take advantage of a favorable change in the value of foreign currencies.

*	Foreign securities risk is the risk that the value of foreign companies or foreign government securities held by the Portfolio may be subject to greater volatility than domestic securities. Risks of foreign securities include, among other things:

Political and Economic Risks. Investing in foreign securities is subject to the risk of political, social or economic instability in the country of the issuer of the security, the difficulty of predicting international trade patterns, the possibility of exchange controls, expropriation, limits on currency removal or nationalization of assets.

Foreign Tax Risk. The Portfolio’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the Portfolio may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties. To the extent foreign income taxes are paid by the Portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Foreign Investment Restriction Risk. Some countries, particularly emerging market countries, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Foreign Securities Market Risk. Securities of many foreign companies may be less liquid and their prices more volatile than securities of domestic companies. Securities of companies traded outside the U.S. may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. Foreign stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the U.S. In addition, there may be delays in the settlement of foreign stock exchange transactions.

*	Emerging markets risk is the risk that the value of securities issued by companies located in emerging market countries may be subject to greater volatility than foreign securities issued by companies in developed markets. Risks of investing in foreign securities issued by companies in emerging market countries include, among other things, greater social, political and economic instability, lack of liquidity and greater price volatility due to small market size and low trading volume, certain national policies that restrict investment opportunities and the lack of legal structures governing private and foreign investments and private property.

Certain types of each Portfolio’s authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Portfolio invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Portfolio to restrictions on receiving the investment proceeds from a foreign country, to foreign taxes, and to potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Portfolio to greater volatility than an investment in a more traditional stock, bond or other security.

Because each Portfolio owns different types of investments, its performance will be affected by a variety of factors. The value of each Portfolio’s investments and the income it may generate will vary from day to day, generally reflecting changes in market conditions, interest rates and other company and economic news. Performance will also depend on the Sub-Advisor’s skill in selecting investments.

The Management of the Portfolios

Portfolio Management

The Portfolios are managed by Waddell & Reed Investment Management Company (WRIMCO), subject to the authority of the Fund’s Board of Directors. WRIMCO and/or its predecessor have served as investment manager to the Fund since its inception and to each of the registered investment companies in the Waddell & Reed Advisors Funds and Waddell & Reed InvestEd Portfolios, Inc. since their inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217. Prior to June 30, 2003, WRIMCO managed the Ivy Funds, Inc., which is currently managed by an affiliate of WRIMCO.

The investment sub-advisor of International II Portfolio is Templeton Investment Counsel, LLC (Templeton Counsel), 500 East Broward Boulevard, Fort Lauderdale, Florida 33394. Templeton Counsel provides investment advice to, and generally conducts the investment management program for, International II Portfolio. Edgerton Tucker Scott III is primarily responsible for the management of International II Portfolio and has held his responsibilities for the Portfolio since its inception. Mr. Scott is Vice President and Research Analyst, Templeton Counsel, and serves as the portfolio manager for International Stock Portfolio of Advantus Series Fund, Inc. (Advantus).

The investment sub-advisor of Micro Cap Growth Portfolio is Wall Street Associates (WSA), La Jolla Financial Building, Suite 100, 1200 Prospect Street, La Jolla, California 92037. WSA provides investment advice to, and generally conducts the investment management program for, Micro Cap Growth Portfolio. William Jeffery, III, Kenneth F. McCain and David A. Baratta are primarily responsible for the management of Micro Cap Growth Portfolio and have held their responsibilities for the Portfolio since its inception. Messrs. Jeffery and McCain are Principals and Portfolio Managers, WSA, and Mr. Baratta has been Principal and Portfolio Manager, WSA, since June 1999 and, prior to that, Portfolio Manager and Executive Vice President, Morgan Grenfell, Inc., New York, New York, from October 1994 to June 1999. Messrs. Jeffery, McCain and Baratta serves as the portfolio managers for Micro Cap Growth Portfolio of Advantus.

The investment sub-advisor of Small Company Value Portfolio is State Street Research & Management Company (State Street Research), One Financial Center, Boston, Massachusetts 02111. The Sub-Advisor provides investment advice to, and generally conducts the investment management program for, Small Company Value Portfolio. John Burbank, Paul Haagensen and Caroline Evascu are primarily responsible for the management of Small Company Value Portfolio and have held their responsibilities for the Portfolio since its inception. Mr. Burbank is Senior Vice President, State Street Research. Mr. Haagensen has been Senior Vice President, State Street Research, since 2002 and, prior to that, Portfolio Manager and Senior Analyst, Putnam Investments. Ms. Evascu has been Vice President, State Street Research, since 2001 and, prior to that, Vice President and Senior Analyst, SG Cowen Asset Management, and research associate at Donaldson, Lufkin & Jenrette. Messrs. Burbank and Haagensen serves as the portfolio managers, and Ms. Evascu serves as the associate portfolio manager, of Small Company Value Portfolio of Advantus.

Management and Other Fees

Like all mutual funds, the Portfolios pay fees related to their daily operations. Expenses paid out of each Portfolio’s assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.

Each Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Portfolio also pays other expenses, which are explained in the SAI.

The management fee is payable at the annual rates of:

for International II Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion;

for Micro Cap Growth Portfolio, 0.95% of net assets up to $1 billion, 0.93% of net assets over $1 billion and up to $2 billion, 0.90% of net assets over $2 billion and up to $3 billion, and 0.86% of net assets over $3 billion; and

for Small Company Value Portfolio, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion.

WRIMCO uses a portion of the management fees it receives from a Portfolio to pay that Portfolio’s Sub-Advisor.

The Fund has adopted a Service Plan (Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940, as amended. Under the Plan, each Portfolio may pay daily a fee to Waddell & Reed, Inc., an affiliate of WRIMCO and the Distributor of the Policies for which the Fund is the underlying investment vehicle, in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate Waddell & Reed, Inc. for amounts it expends in connection with the provision of personal services to Policyowners.

PURCHASES AND REDEMPTIONS

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the number of surrender and transfer requests to be effected on any day according to the terms of the Policies. Shares of a Portfolio are sold at their net asset value (NAV) per share next determined after receipt of the order to purchase from the Participating Insurance Company. No sales charge is required to be paid by the Participating Insurance Company for purchase of shares.

Redemptions are made at the NAV per share of the Portfolio next determined after receipt of the request to redeem from the Participating Insurance Company. Payment is generally made within seven days after receipt of a proper request to redeem. No fee is charged to shareholders upon redemption of Portfolio shares. The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period if any of the following conditions exist:

*	the New York Stock Exchange (NYSE) is closed other than customary weekend and holiday closings or trading on the NYSE is restricted

*	the Securities and Exchange Commission has determined that a state of emergency exists which may make payment or transfer not reasonably practicable

*	the Securities and Exchange Commission has permitted suspension of the right of redemption of shares for the protection of the security holders of the Fund

*	applicable laws and regulations otherwise permit the Fund to suspend payment on the redemption of shares

Redemptions are ordinarily made in cash.

Should any conflict between Policyowners arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly management of portfolio securities could be disrupted to the potential detriment of Policyowners.

NET ASSET VALUE

In the calculation of the NAV per share of each Portfolio:

*	The securities in the Portfolio that are listed or traded on an exchange are valued primarily using market prices.

*	Bonds are generally valued according to prices quoted by an independent pricing service.

*	Short-term debt securities are valued at amortized cost, which approximates market value.

*	Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.

The NAV per share of each Portfolio is normally computed daily as of the close of business of the NYSE, typically 4 p.m. Eastern time, except that an option or futures contract held by a Portfolio may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.

Each Portfolio may invest in securities listed on foreign exchanges, which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of a Portfolio’s shares may be significantly affected on days when the Portfolio does not price its shares and when you are not able to purchase or redeem the Portfolio’s shares. When market quotations are not readily available, securities, options, futures contracts and other assets are valued at fair value in a manner determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Directors. Similarly, if events materially affecting the value of foreign investments occur prior to the close of the regular session of trading on the NYSE, but after the time their values are otherwise determined, such investments will be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.

DIVIDENDS AND DISTRIBUTIONS

Each Portfolio distributes substantially all of its net investment income and net capital gains each year.

Dividends from investment income for each of International II Portfolio, Micro Cap Growth Portfolio and Small Company Value Portfolio will usually be declared and paid annually in December. Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record on the preceding Thursday. Dividends from the Portfolios usually are declared and paid annually in December in additional full and fractional shares of that Portfolio. Ordinarily, dividends are paid on shares starting on the day after they are issued and through the day they are redeemed.

All distributions from net realized long-term or short-term capital gains of a Portfolio, if any, are declared and paid annually in December in additional full and fractional shares of the Portfolio.

You will find information in the SAI about Federal income tax considerations generally affecting the Portfolios.

Because the only shareholders of the Portfolios are the Participating Insurance Companies and their separate accounts, no discussion is included here as to the Federal income tax consequences to the Portfolios’ shareholders. For information concerning the Federal tax consequences to Policyowners, see the applicable prospectus for the Policy. Prospective investors are urged to consult with their tax advisers.

Financial Highlights

None of the Portfolios has been in operation prior to the date of this Prospectus; therefore, no financial highlights are provided in this section.

W&R TARGET FUNDS, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217

PROSPECTUS

Custodian
UMB Bank, n. a. 928 Grand Boulevard Kansas City, Missouri 64106

Legal Counsel
Kirkpatrick & Lockhart LLP 1800 Massachusetts Avenue NW Washington, D. C. 20036

Independent Auditors
Deloitte & Touche LLP 1010 Grand Boulevard Kansas City, Missouri 64106-2232

Investment Manager
Waddell & Reed Investment Management Company 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 888-WADDELL

Investment Sub-Advisors
Templeton Investment Counsel, LLC 500 East Broward Boulevard Fort Lauderdale, Florida 33394

Wall Street Associates La Jolla Financial Building, Suite 100 1200 Prospect Street La Jolla, California 92037

State Street Research & Management Company One Financial Center Boston, Massachusetts 02111

Accounting Services Agent
Waddell & Reed Services Company 6300 Lamar Avenue P. O. Box 29217 Shawnee Mission, Kansas 66201-9217 913-236-2000 888-WADDELL

Our INTERNET address is:
http://www.waddell.com

W&R Target Funds, Inc. PROSPECTUS

You can get more information about the Portfolios in—

*	the Statement of Additional Information (SAI), which contains detailed information about each Portfolio, particularly its investment policies and practices. You may not be aware of important information about a Portfolio unless you read both the Prospectus and the SAI. The Portfolios’ current SAI is on file with the Securities and Exchange Commission (SEC), and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).

To request a copy of the current SAI, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the Portfolios’ SAI may also be requested at request@waddell.com.

Information about the Portfolios and the Fund (including the current SAIs and the Fund’s most recent Annual and Semiannual Reports) is available from the SEC’s web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or from the SEC’s Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.

The Fund’s SEC file number is: 811-5017.

WADDELL & REED, INC.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL

PART B

STATEMENT OF ADDITIONAL INFORMATION
dated July __, 2003

Acquisition of the Assets of

ADVANTUS ASSET ALLOCATION PORTFOLIO
ADVANTUS CAPITAL APPRECIATION PORTFOLIO
ADVANTUS GROWTH PORTFOLIO
ADVANTUS CORE EQUITY PORTFOLIO
ADVANTUS VALUE STOCK PORTFOLIO
ADVANTUS SMALL COMPANY GROWTH PORTFOLIO
ADVANTUS INTERNATIONAL STOCK PORTFOLIO
ADVANTUS SMALL COMPANY VALUE PORTFOLIO
ADVANTUS MICRO-CAP GROWTH PORTFOLIO.

(each a series of Advantus Series Fund, Inc.)

400 Robert Street North
St. Paul, Minnesota 55101
Telephone: 1-800-995-3850

By and in Exchange for Shares of

W&R BALANCED PORTFOLIO
W&R GROWTH PORTFOLIO
W&R CORE EQUITY PORTFOLIO
W&R VALUE PORTFOLIO
W&R SMALL CAP PORTFOLIO
W&R INTERNATIONAL II PORTFOLIO
W&R SMALL COMPANY VALUE PORTFOLIO
W&R MICRO-CAP GROWTH PORTFOLIO
(each a series of W&R Target Funds, Inc.)

6300 Lamar Avenue
Shawnee Mission, Kansas 66202
Telephone: 1-888-WADDELL

     This Statement of Additional Information relates specifically to the reorganization of the nine series of Advantus Series Fund, Inc. referenced above (each an “Advantus Fund”) into the respective series of W&R Target Funds, Inc. referenced above (each a “W&R Fund”). Pursuant to this reorganization, each W&R Fund would acquire all of the assets of a corresponding Advantus Fund (or, in the case of W&R Growth Portfolio, of two corresponding Advantus Funds) that has similar investment objectives and strategies, except as described in the Prospectus/Proxy Statement dated July __, 2003, and W&R Fund shares would be distributed pro rata by each Advantus Fund to the holders of its shares, in complete liquidation of the Advantus Fund. For the name of the W&R Fund into which your Advantus Fund would be reorganized, see the Prospectus/Proxy Statement dated July __, 2003.

     This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated July __, 2003, relating to the above-referenced matters may be obtained from the Advantus Funds at the address and telephone number shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.

I. Additional Information About the W&R Funds and the Advantus Funds	2
II. Financial Information	2
III. Pro Forma Financial Statements	4

     I.     Additional Information About the W&R Funds and the Advantus Funds

     This Statement of Additional Information is accompanied by the following documents which contain additional information about the W&R Funds and the Advantus Funds and which are incorporated by reference herein:

1.	The Statement of Additional Information dated May 1, 2003 of Advantus Series Fund, Inc. (“Advantus Series Fund”), in the form filed by the Advantus Series Fund with the Securities and Exchange Commission (the “SEC”) on May 8, 2003 pursuant to Rule 497 (SEC File Number 002-96990), EDGAR Accession Number 0000950134-03-007358.

2.	The Statement of Additional Information dated May 1, 2003 of W&R Target Funds, Inc. (“W&R Target Funds”) in the form filed by the W&R Target Funds with the SEC on May 1, 2003 pursuant to Rule 485(b) (SEC File Number 033-11466), EDGAR Accession Number 0001105607-03-000060.

3.	The Statement of Additional Information dated July , 2003 of the W&R Target Funds in the form filed by the W&R Target Funds with the SEC on June 10, 2003 pursuant to Rule 485(a) (SEC File Number 033-11466), EDGAR Accession Number 0001105607-03-000100.

     II.     Financial Information

     Historical financial information regarding the W&R Funds and the Advantus Funds is included in the following documents which accompany this Statement of Additional Information and which are incorporated by reference herein:

1.	The Advantus Series Fund’s Annual Report for the fiscal year ended December 31, 2002, in the form filed by the Advantus Series Fund with the SEC on February 28, 2003 (SEC File Number 811-04279), EDGAR Accession Number 0001047469-03-007295.

2.	The W&R Target Fund’s Annual Report for the fiscal year ended December 31, 2002, in the form filed by the W&R Target Fund with the SEC on February 27, 2003 (SEC File Number 811-05017), EDGAR Accession Number 0000810016-03-000001.

     III. Pro Forma Financial Statements

     Set forth on the following pages are pro forma financial statements which are presented to show the effect of the proposed acquisition of each Advantus Fund by the corresponding W&R Fund as if such acquisition had taken place as of the close of business on December 31, 2002. Pro forma financial statements are included for the following fund reorganizations: Advantus Asset Allocation Portfolio into W&R Balanced Portfolio, Advantus Capital Appreciation Portfolio into W&R Growth Portfolio, Advantus Growth Portfolio into W&R Growth Portfolio, Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio into W&R Growth Portfolio Advantus Value Stock Portfolio into W&R Value Portfolio, and Advantus Small Company Growth Portfolio into W&R Small Cap Portfolio. Pursuant to Item 14(a)(2) of the instructions to Part B of Form N-14, pro forma financial statements are not included for the reorganization of Advantus Core Equity Portfolio into W&R Core Equity Portfolio because the net asset value of the fund being acquired does not exceed ten percent of the acquiring fund’s net asset value.

2

Pro forma financial statements are not included for the reorganization of Advantus International Stock Portfolio into W&R International II Portfolio, Advantus Small Company Value Portfolio into W&R Small Company Value Portfolio, and Advantus Micro-Cap Growth Portfolio into W&R Micro-Cap Growth Portfolio because the acquiring funds are newly formed W&R Funds that will not have any assets prior to the Reorganization.

3

W&R TARGET BALANCED PORTFOLIO
ADVANTUS ASSET ALLOCATION PORTFOLIO
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Investments of W&R Target Balanced Portfolio and Advantus Asset Allocation Portfolio as of December 31, 2002 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of W&R Target Balanced Portfolio and Advantus Asset Allocation Portfolio as of December 31, 2002.

The Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on December 31, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of W&R Target Balanced Portfolio and Advantus Asset Allocation Portfolio incorporated by reference in this Statement of Additional Information.

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

			COMMON STOCKS
			Air Transportation
	296,200	296,200	Northwest Airlines, Inc.*		2,174,108	2,174,108
80,000		80,000	Southwest Airlines Co.	1,112,000		1,112,000
			Total	1,112,000	2,174,108	3,286,108
			Aircraft
39,300	9,700	49,000	Lockheed Martin Corporation	2,269,575	560,175	2,829,750
58,000		58,000	Raytheon Company	1,783,500		1,783,500
	19,900	19,900	United Technologies Corporation		1,232,606	1,232,606
			Total	4,053,075	1,792,781	5,845,856
			Banks
	75,900	75,900	Bank of America Corporation		5,280,363	5,280,363
	62,160	62,160	Charter One Financial, Inc		1,785,857	1,785,857
	168,500	168,500	CitiGroup, Inc.*		5,929,515	5,929,515
	32,800	32,800	Fleet Boston Financial Corporation		797,040	797,040
74,900	162,800	237,700	U.S. Bancorp	1,589,378	3,454,616	5,043,994
	187,500	187,500	Wachovia Corporation		6,832,500	6,832,500
48,500	91,600	140,100	Wells Fargo & Company	2,273,195	4,293,292	6,566,487
	26,300	26,300	Zion BanCorporation		1,034,879	1,034,879
			Total	3,862,573	29,408,062	33,270,635
			Beverages
29,000		29,000	Anheuser-Busch Companies, Inc	1,403,600		1,403,600
30,000	16,500	46,500	Coca-Cola Company (The)	1,314,600	723,030	2,037,630
			Total	2,718,200	723,030	3,441,230
			Broadcasting
	97,000	97,000	Clear Channel Communications, Inc.*		3,617,130	3,617,130
	80,514	80,514	Comcast Corporation*		1,858,123	1,858,123
38,979		38,979	Cox Communications, Inc., Class A*	1,107,004		1,107,004
64,800		64,800	Fox Entertainment Group, Inc., Class A*	1,680,264		1,680,264
	55,100	55,100	Viacom, Inc.*		2,245,876	2,245,876
			Total	2,787,268	7,721,129	10,508,397
			Business Equipment and Services
	63,631	63,631	Brookfield Properties Corporation		1,285,346	1,285,346
	42,000	42,000	Entegris, Inc.*		432,600	432,600
	30,100	30,100	First Data Corporation		1,065,841	1,065,841
42,000		42,000	Genuine Parts Company	1,293,600		1,293,600
55,000	77,800	132,800	Manpower Inc.	1,754,500	2,481,820	4,236,320
			Total	3,048,100	5,265,607	8,313,707
			Capital Equipment
15,000		15,000	Caterpillar Inc.	685,800		685,800
44,200		44,200	Cooper Cameron Corporation*	2,202,044		2,202,044
28,300		28,300	Ingersoll-Rand Company Limited, Class A	1,218,598		1,218,598
			Total	4,106,442	0	4,106,442
			Chemicals — Petroleum and Inorganic
30,000	70,400	100,400	Dow Chemical Company (The)	891,000	2,090,880	2,981,880
21,100	101,600	122,700	du Pont (E.I.) de Nemours and Company	894,640	4,307,840	5,202,480

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

			Total	1,785,640	6,398,720	8,184,360
			Chemicals — Specialty
30,000	33,600	63,600	Air Products and Chemicals, Inc.	1,282,500	1,436,400	2,718,900
			Communications Equipment
80,000	168,400	248,400	Cisco Systems, Inc.*	1,047,600	2,206,040	3,253,640
87,000		87,000	Nokia Corporation, Series A, ADR	1,348,500		1,348,500
	18,900	18,900	Qualcomm, Inc.*		687,771	687,771
			Total	2,396,100	2,893,811	5,289,911
			Computers — Main and Mini
	66,100	66,100	Hewlett-Packard Company		1,147,496	1,147,496
	50,700	50,700	International Business Machines Corporation		3,929,250	3,929,250
			Total	0	5,076,746	5,076,746
			Computers — Micro
26,100	113,657	139,757	Dell Computer Corporation*	699,089	3,039,188	3,738,277
			Computers — Peripherals
	75,600	75,600	BEA Systems, Inc.*		867,132	867,132
	90,900	90,900	Brocade Communication Systems, Inc.*		376,326	376,326
205,000		205,000	EMC Corporation*	1,258,700		1,258,700
70,400	153,500	223,900	Microsoft Corporation*	3,641,088	7,935,950	11,577,038
	166,500	166,500	Oracle Systems*		1,798,200	1,798,200
	31,000	31,000	Peoplesoft, Inc.*		567,300	567,300
55,000		55,000	SAP Aktiengesellschaft, ADR	1,072,500		1,072,500
	84,400	84,400	Siebel Systems, Inc.*		631,312	631,312
	349,800	349,800	Symbol Technologies, Inc		2,875,356	2,875,356
			Total	5,972,288	15,051,576	21,023,864
			Cosmetics and Toiletries
	34,400	34,400	Avon Products, Inc.		1,853,128	1,853,128
50,000		50,000	Estee Lauder Companies Inc. (The), Class A	1,320,000		1,320,000
36,700		36,700	Gillette Company (The)	1,114,212		1,114,212
			Total	2,434,212	1,853,128	4,287,340
			Electrical Equipment
34,000		34,000	Emerson Electric Co.	1,728,900		1,728,900
	94,400	94,400	Tyco International, Ltd.		1,612,352	1,612,352
	54,600	54,600	WW Grainger, Inc.		2,814,630	2,814,630
			Total	1,728,900	4,426,982	6,155,882
			Electronic Components
15,500		15,500	Analog Devices, Inc.*	369,985		369,985
	28,500	28,500	Cree, Inc.*		465,975	465,975
95,000	68,300	163,300	Intel Corporation	1,479,625	1,063,431	2,543,056
	29,900	29,900	Intersil Corporation*		416,806	416,806
	155,300	155,300	LSI Logic Corporation*		896,081	896,081
	85,600	85,600	National Semiconductor Corporation*		1,284,856	1,284,856
48,000	135,529	183,529	Texas Instruments Incorporated	720,480	2,034,290	2,754,770
	31,300	31,300	Xilinx, Inc.*		644,780	644,780
			Total	2,570,090	6,806,219	9,376,309

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

			Electronic Instruments
82,400	50,300	132,700	Applied Materials, Inc.*	1,073,672	655,409	1,729,081
50,000		50,000	Molex Incorporated, Class A	998,500		998,500
	15,600	15,600	Novellus Systems, Inc.*		438,048	438,048
			Total	2,072,172	1,093,457	3,165,629
			Food and Related
51,100		51,100	ConAgra Foods, Inc.	1,278,011		1,278,011
12,000		12,000	Dean Foods Company*	445,200		445,200
	55,000	55,000	Kraft Foods, Inc.		2,141,150	2,141,150
	83,700	83,700	Sara Lee Corporation		1,884,087	1,884,087
			Total	1,723,211	4,025,237	5,748,448
			Forest and Paper Products
32,138		32,138	International Paper Company	1,123,866		1,123,866
53,000		53,000	Sealed Air Corporation*	1,976,900		1,976,900
	26,800	26,800	Weyerhaeuser Company		1,318,828	1,318,828
			Total	3,100,766	1,318,828	4,419,594
			Furniture and Furnishings
50,000		50,000	Leggett & Platt, Incorporated	1,122,000		1,122,000
			Gold and Precious Metals
67,184		67,184	Barrick Gold Corporation	1,035,305		1,035,305
			Health Care — Drugs
	21,400	21,400	Abbott Laboratories		856,000	856,000
	69,200	69,200	Amgen, Inc.*		3,345,128	3,345,128
	35,800	35,800	Eli Lilly & Company		2,273,300	2,273,300
	14,300	14,300	Forest Laboratories, Inc.*		1,404,546	1,404,546
79,850	255,425	335,275	Pfizer Inc.	2,441,015	7,808,342	10,249,357
68,380		68,380	Pharmacia Corporation	2,858,284		2,858,284
			Total	5,299,299	15,687,316	20,986,615
			Health Care — General
30,200	84,700	114,900	Johnson & Johnson	1,622,042	4,549,237	6,171,279
	71,500	71,500	St. Jude Medical, Inc.*		2,839,980	2,839,980
28,000	66,800	94,800	Wyeth	1,047,200	2,498,320	3,545,520
	30,300	30,300	Zimmer Holdings, Inc.*		1,258,056	1,258,056
			Total	2,669,242	11,145,593	13,814,835
			Hospital Supply and Management
	24,500	24,500	Express Scripts, Inc.*		1,176,980	1,176,980
35,500		35,500	HCA - The Healthcare Company	1,473,250		1,473,250
90,000		90,000	Health Management Associates, Inc.,	1,611,000		1,611,000
30,000		30,000	Medtronic, Inc.	1,368,000		1,368,000
			Total	4,452,250	1,176,980	5,629,230
			Hotels and Gaming
	169,200	169,200	Hilton Hotels		2,150,532	2,150,532
			Household — General Products
	71,400	71,400	Colgate-Palmolive Company		3,743,502	3,743,502
	43,800	43,800	Procter & Gamble Company		3,764,172	3,764,172

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

			Total	0	7,507,674	7,507,674
			Insurance – Property and Casualty
	84,500	84,500	Allstate Corporation		3,125,655	3,125,655
26,000	60,700	86,700	American International Group, Inc.	1,504,100	3,511,495	5,015,595
600		600	Berkshire Hathaway Inc., Class B*	1,453,800		1,453,800
32,100		32,100	Chubb Corporation (The)	1,675,620		1,675,620
23,700		23,700	Hartford Financial Services Group Inc. (The)	1,076,691		1,076,691
			Total	5,710,211	6,637,150	12,347,361
			Leisure Time Industry
	277,650	277,650	Brunswick Corporation		5,514,129	5,514,129
80,800	195,800	276,600	Walt Disney Company (The)*	1,317,848	3,193,498	4,511,346
			Total	1,317,848	8,707,627	10,025,475
			Motion Pictures
	48,700	48,700	AOL Time Warner, Inc.*		637,970	637,970
			Motor Vehicle Parts
	14,600	14,600	Autozone, Inc.*		1,031,490	1,031,490
20,000		20,000	Danaher Corporation	1,314,000		1,314,000
	18,000	18,000	Eaton Corporation		1,405,980	1,405,980
	21,400	21,400	Magna International, Inc.		1,201,610	1,201,610
			Total	1,314,000	3,639,080	4,953,080
			Multiple Industry
	35,100	35,100	3M Company		4,327,830	4,327,830
	81,900	81,900	Boardwalk Equities, Inc.		785,421	785,421
	43,200	43,200	Fisher Scientific International, Inc.*		1,299,456	1,299,456
	229,256	229,256	General Electric Company		5,582,384	5,582,384
	9,500	9,500	ITT Industries, Inc.		576,555	576,555
			Total	0	12,571,646	11,995,091
			Petroleum — Canada
35,000	74,891	109,891	Nabors Industries Ltd.*	1,234,450	2,641,405	3,875,855
			Petroleum — Domestic
58,200		58,200	Burlington Resources Inc.	2,482,230		2,482,230
	13,200	13,200	Devon Energy Corporation		605,880	605,880
			Total	2,482,230	605,880	3,088,110
			Petroleum — International
	18,800	18,800	Chevron Corporation		1,249,824	1,249,824
57,746	262,300	320,046	Exxon Mobil Corporation	2,017,645	9,164,762	11,182,407
	14,500	14,500	Royal Dutch Petroleum Company		638,290	638,290
			Total	2,017,645	11,052,876	13,070,521
			Petroleum — Services
	67,400	67,400	Ensco International, Inc.		1,984,930	1,984,930
9,000		9,000	Schlumberger Limited	378,810		378,810
	60,400	60,400	Smith International, Inc.*		1,970,248	1,970,248
	42,600	42,600	Veritas DGC, Inc.*		665,412	665,412
			Total	378,810	4,620,590	4,999,400

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

			Publishing
30,000		30,000	New York Times Company (The), Class A	1,371,900		1,371,900
			Railroad
	23,700	23,700	Canadian National Railway Company		984,972	984,972
			Real Estate Investment Trust
	61,600	61,600	Developers Diversified Realty Corporation		1,354,584	1,354,584
	61,500	61,500	Prologis		1,546,725	1,546,725
	43,420	43,420	Winston Hotels, Inc.		338,676	338,676
			Total	0	3,239,985	3,239,985
			Restaurants
53,400	39,300	92,700	McDonald’s Corporation	858,672	631,944	1,490,616
			Retail — Food Stores
	65,700	65,700	CVS Corporation		1,640,529	1,640,529
			Retail — General Merchandise
	66,400	66,400	Family Dollar Stores		2,072,344	2,072,344
	12,500	12,500	Kohl’s Corporation*		699,375	699,375
54,600		54,600	Target Corporation	1,638,000		1,638,000
16,000	93,400	109,400	Wal-Mart Stores, Inc.	808,160	4,717,634	5,525,794
			Total	2,446,160	7,489,353	9,935,513
			Retail — Specialty Stores
	51,200	51,200	Bed Bath & Beyond, Inc.*		1,767,936	1,767,936
	38,700	38,700	Lowes Companies, Inc.		1,451,250	1,451,250
			Total	0	3,219,186	3,219,186
			Security and Commodity Brokers
	74,500	74,500	American Express Company		2,633,575	2,633,575
29,700	20,900	50,600	Fannie Mae	1,910,601	1,344,497	3,255,098
	14,600	14,600	Freddie Mac		862,130	862,130
13,000	19,000	32,000	Goldman Sachs Group, Inc. (The)	885,300	1,293,900	2,179,200
	51,800	51,800	Merrill Lynch & Company		1,965,810	1,965,810
	33,500	33,500	Morgan Stanley		1,337,320	1,337,320
	46,200	46,200	T. Rowe Price Associates, Inc.		1,260,336	1,260,336
			Total	2,795,901	10,697,568	13,493,469
			Tobacco
	28,700	28,700	Phillip Morris Companies, Inc.		1,163,211	1,163,211
			Trucking and Shipping
	48,700	48,700	Expeditor Washington International, Inc.		1,590,055	1,590,055
12,500		12,500	Hunt (J.B.) Transport Services, Inc.*	366,312		366,312
			Total	366,312	1,590,055	1,956,367
			Utilities — Electric
	21,400	21,400	Entergy Corporation		975,626	975,626
25,000		25,000	Exelon Corporation	1,319,250		1,319,250
	161,200	161,200	Nisource, Inc.		3,224,000	3,224,000
	104,000	104,000	Pacific Gas and Electric Company*		1,445,600	1,445,600
	23,400	23,400	Public Service Enterprise Group, Inc.		751,140	751,140

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

			Total	1,319,250	6,396,366	7,715,616
			Utilities — Gas and Pipeline
	41,100	41,100	Firstenergy Corporation		1,355,067	1,355,067
			Utilities — Telephone
	24,800	24,800	AT&T Corporation		647,528	647,528
	102,100	102,100	AT&T Wireless Services, Inc.*		576,865	576,865
26,700	89,100	115,800	BellSouth Corporation	690,729	2,305,017	2,995,746
49,700	56,200	105,900	SBC Communications Inc.	1,347,367	1,523,582	2,870,949
	54,300	54,300	Sprint Corporation		786,264	786,264
	21,700	21,700	Telephone and Data Systems, Inc.		1,020,334	1,020,334
	100,800	100,800	Verizon Communications		3,906,000	3,906,000
50,000		50,000	Vodafone Group Plc, ADR	906,000		906,000
			Total	2,944,096	10,765,590	13,709,686
			TOTAL COMMON STOCKS	88,588,207	238,461,154	327,049,361
			CORPORATE DEBT SECURITIES
			Agricultural Products
	1,350	1,350	Archer-Daniels-Midland Company
			7.0%, 2-1-31		1,554,455	1,554,455
	1,150	1,150	Cargill, Inc. 144A Issue
			6.375%, 6-1-12 (C)		1,287,555	1,287,555
			Total	0	2,842,010	2,842,010
			Air Transportation
360		360	Southwest Airlines Co.,
			7.875%, 9-1-07	405,158		405,158
			Aircraft
2,500		2,500	Raytheon Company,
			6.5%, 7-15-05	2,696,442		2,696,442
			Banks
	2,900	2,900	St. George Bank Capital Note 144A Issue,
			8.485%, 12-29-49 (B)		3,120,670	3,120,670
	1,250	1,250	Wells Fargo & Company,
			7.55%, 6-21-10		1,487,542	1,487,542
			Total	0	4,608,212	4,608,212
			Beverages
500		500	Coca-Cola Enterprises Inc.,
			6.7%, 10-15-36	549,730		549,730
	1,150	1,150	Diageo Capital PLC
			3.5%, 11-19-07		1,155,860	1,155,860
			Total	549,730	1,155,860	1,705,590
			Business Equipment and Services
	1,500	1,500	Enterprise Rent-A-Car Company,
			7.5%, 6-15-03 (C)		1,533,175	1,533,175
			Broadcasting
	1,600	1,600	TCI Communications,

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

			6.375%, 5-1-03		1,600,112	1,600,112
	1,500	1,500	USA Interactive,
			7.0%, 1-15-13		1,551,036	1,551,036
			Total	0	3,151,148	3,151,148
			Computers — Main and Mini
	1,250	1,250	International Business Machines Corporation
			5.875%, 11-29-32		1,236,876	1,236,876
			Construction Materials
	2,150	2,150	Vulcan Materials, Inc.
			6.4%, 2-1-06		2,376,823	2,376,823
			Finance Companies
	0	0	Asset Securitization Corporation,
			7.55%, 1-13-15 (D)		1,559,444	1,559,444
	1,616	1,616	Chase Mortgage Finance Corporation,
			6.75%, 2-25-25		1,653,360	1,653,360
	1,500	1,500	Citibank Credit Card Issuance Trust,
			1.856%, 12-15-05 (G)		1,499,373	1,499,373
	1,050	1,050	CitiCorporation Mortgage Securities, Inc.,
			6.5%, 10-25-23		1,086,221	1,086,221
	3,000	3,000	First Union-Lehman Brothers Company,
			6.65%, 1-18-08		3,358,191	3,358,191
	1,250	1,250	Fleet Credit Card Master Trust II
			1.56%, 4-15-10 (G)		1,250,605	1,250,605
	1,000	1,000	Fortress CBO Investments, Ltd. 144A Issue,
			7.85%, 7-25-38 (B)		1,107,020	1,107,020
	1,550	1,550	General Electric Capital Corporation,
			6.75%, 3-15-32		1,713,664	1,713,664
	1,200	1,200	General Motors Acceptance Corporation,
			6.125%, 8-28-07		1,214,243	1,214,243
	3,001	3,001	Park Avenue Finance Corporation 144A Issue,
			7.58%, 5-12-07 (C)		3,373,910	3,373,910
			Total	0	17,816,031	17,816,031
			Food and Related
	1,450	1,450	Unilever Capital Corporation,
			5.9%, 11-15-32		1,483,254	1,483,254
			Health Care — General
250		250	American Home Products Corporation,
			7.9%, 2-15-05	276,481		276,481
			Insurance
	1,400	1,400	American International Group,
			3.85%, 11-26-07 (C)		1,435,409	1,435,409
	1,100	1,100	MetLife, Inc.,
			6.5%, 12-15-32		1,141,719	1,141,719
	1,500	1,500	Principal Life Global 144A Issue
			6.25%, 2-15-12 (C)		1,589,986	1,589,986
	1,500	1,500	Prudential Insurance Company of America 144A Issue
			6.6%, 5-15-08 (C)		1,660,137	1,660,137
	1,375	1,375	Stancorp Financial Group, Inc.,

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

			6.875%, 10-1-12		1,408,572	1,408,572
			Total	0	7,235,823	7,235,823
			Multiple Industry
2,500		2,500	Household Finance Corporation,
			6.5%, 1-24-06	2,662,305		2,662,305
			Publishing
	1,350	1,350	Gannett Company, Inc.
			5.5%, 4-1-07		1,468,116	1,468,116
			Real Estate and Investment Trusts
	634,157	634,157	American Housing Trust,
			8.125%, 6-25-18		652,823	652,823
	1,500	1,500	Prologis,
			6.7%, 4-15-04		1,562,592	1,562,592
	1,400	1,400	Reckson Operating Partnership LP,
			7.4%, 3-15-04		1,467,063	1,467,063
	1,750	1,750	Vornado Realty Trust,
			5.625, 6-15-07		1,783,136	1,783,136
			Total	0	5,465,614	5,465,614
			Retail — Specialty Stores
	1,500	1,500	American Stores Company,
			7.2%, 6-9-03		1,530,372	1,530,372
			Security and Commodity Brokers
	1,450	1,450	Morgan Stanley
			6.75%, 4-15-11		1,611,340	1,611,340
			Utlities — Electric
	2,500	2,500	Georgia Power Company
			5.5%, 12-1-05		2,688,140	2,688,140
	1,500	1,500	Hydro-Quebec
			8.0%, 2-1-13		1,903,656	1,903,656
			Total	0	4,591,796	4,591,796
			Utilities — Telephone
150		150	Southwestern Bell Telephone Company,
			5.77%, 10-14-03	154,623		154,623
			Whole Loan Mortgage-Backed
	317	317	Banco Hipotecario Nacional 144A Issue,
			7.916%, 7-25-09 (B)(E)		78,128	78,128
	2,136	2,136	Banco Hipotecario Nacional 144A Issue,
			8.0%, 3-31-11 (B)(E)		422,873	422,873
	1,344	1,344	GE Capital Mortgage Services, Inc.,
			6.5%, 4-25-13		1,378,765	1,378,765
	465	465	Mellon Residential Funding,
			6.75%, 6-26-28		481,267	481,267
	428	428	Paine Webber Mortgage Acceptance Corporation,
			6.938%, 2-25-24		432,342	432,342
	710	710	Paine Webber Mortgage Acceptance Corporation,
			7.0%, 10-25-23		718,430	718,430

SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION		VALUE	(Unaudited)

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

	1,030	1,030	Prudential Home Mortgage Securities 144A Issue, 6.582%, 4-28-24 (C)		1,045,692	1,045,692
	1,371	1,371	Residential Funding Mortgage Securities 7.0%, 10-25-23		1,414,333	1,414,333
			Total	0	5,971,830	5,971,830
			TOTAL CORPORATE DEBT SECURITIES	6,744,739	64,078,280	70,823,019
			S&P DEPOSITORY RECEIPT
	22,400	22,400	S&P Depository Receipt	0	1,977,696	1,977,696
			UNITED STATES GOVERNMENT SECURITIES
			Agency Obligations
5,000		5,000	Federal Home Loan Mortgage Corporation,
			7.0%, 2-15-03	5,033,965		5,033,965
		1,100	5.5%, 12-1-17		1,142,797	1,142,797
			Federal National Mortgage Association:
750		750	6.51%, 5-6-08	762,228		762,228
500		500	6.19%, 7-7-08	511,131		511,131
1,000		1,000	7.25%, 1-15-10	1,211,720		1,211,720
	1,820	1,820	4.0%, 4-25-22		1,834,926	1,834,926
	2,559	2,559	6.0%, 9-1-17		2,678,146	2,678,146
	270	270	6.0%, 10-1-32		279,846	279,846
	993	993	6.0%, 10-1-32		1,027,883	1,027,883
	228	228	6.0%, 11-1-32		235,503	235,503
	1,667	1,667	6.23%, 1-1-08		1,839,605	1,839,605
	1,740	1,740	6.5%, 10-1-28		1,827,640	1,827,640
	1,569	1,569	6.5%, 2-1-29		1,647,447	1,647,447
	1,135	1,135	6.5%, 12-1-31		1,182,703	1,182,703
	4,167	4,167	6.5%, 2-1-32		4,340,681	4,340,681
	1,416	1,416	6.5%, 4-1-32		1,474,943	1,474,943
	1,533	1,533	6.5%, 7-1-32		1,596,450	1,596,450
	1,867	1,867	6.5%, 8-1-32		1,944,439	1,944,439
	493	493	6.5%, 9-1-32		513,069	513,069
	942	942	6.5%, 9-1-32		981,779	981,779
	1,756	1,756	7.0%, 7-1-31		1,858,237	1,858,237
	1,454	1,454	7.0%, 9-1-31		1,538,933	1,538,933
	1,368	1,368	7.0%, 9-1-31		1,438,858	1,438,858
	371	371	7.0%, 11-1-31		390,407	390,407
	2,182	2,182	7.0%, 2-1-32		2,309,056	2,309,056
	1,770	1,770	7.0%, 2-1-32		1,861,578	1,861,578
	1,013	1,013	7.0%, 3-1-32		1,071,489	1,071,489
	1,447	1,447	7.0%, 6-1-32		1,522,203	1,522,203
	2,054	2,054	7.0%, 7-1-32		2,159,912	2,159,912
	802	802	7.5%, 4-1-31		857,037	857,037
			Government National Mortgage Association:
	441	441	6.0%, 8-15-28		460,650	460,650
	1,346	1,346	6.5%, 11-15-28		1,415,145	1,415,145
	733	733	6.5%, 6-15-32		769,410	769,410
	368	368	6.5%, 7-15-32		386,682	386,682
	1,149	1,149	7.0%, 5-15-26		1,223,574	1,223,574
	182	182	7.5%, 5-15-24		195,760	195,760
	25	25	7.5%, 6-15-28		26,323	26,323
			Total	7,519,044	44,033,111	51,552,155

SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION		VALUE	(Unaudited)

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

			Mortgage-Backed Obligations
6,359		6,359	Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates, 6.0%, 5-1-16	6,658,207		6,658,207
750		750	Federal National Mortgage Association Fixed Rate Pass-Through Certificates, 7.0%, 9-1-25	793,608		793,608
792		792	Government National Mortgage Association Fixed Rate Pass-Through Certificates, 6.5%, 8-15-28	832,255		832,255
	521	521	Vendee Mortgage Trust, United States Department of Veterans Affiars, 8.293%, 12-15-26		581,792	581,792
			Total	8,284,070	581,792	8,865,862
			Treasury Obligations
			United States Treasury Bonds:
4,000		4,000	7.25%, 8-15-22	5,205,780		5,205,780
5,250		5,250	6.25%, 8-15-23	6,167,931		6,167,931
3,000		3,000	6.75%, 8-15-26	3,753,399		3,753,399
	2,975	2,975	3.375%, 1-15-07 (F)		3,211,412	3,211,412
	2,150	2,150	5.25%, 2-15-29		2,246,666	2,246,666
	900	900	5.375%, 2-15-31		981,140	981,140
	2,500	2,500	5.5%, 8-15-28		2,701,172	2,701,172
	3,550	3,550	6.125%, 8-15-29		4,167,643	4,167,643
			United States Treasury Notes:
2,250		2,250	7.5%, 2-15-05	2,522,988		2,522,988
4,000		4,000	6.5%, 8-15-05	4,474,064		4,474,064
			Total	22,124,162	13,308,033	35,432,195
			Treasury Inflation Protected Obligation
1,000		1,000	United States Treasury Note, 3.0%, 7-15-12 (A)	1,062,656		1,062,656
			TOTAL UNITED STATES GOVERNMENT SECURITIES	38,989,932	57,922,936	96,912,868
			SHORT-TERM SECURITIES
			Banks
5,000		5,000	Wells Fargo & Company, 1.29%, 1-16-03	4,997,313		4,997,313
	200	200	Wells Fargo & Company – Cash Investment Fund, current rate 1.326%		199,912	199,912
			Total	4,997,313	199,912	5,197,225
			Chemicals — Petroleum and Inorganic
4,825		4,825	du Pont (E.I.) de Nemours and Company, 1.30036%, Master Note	4,825,000		4,825,000
			Food and Related
	1,200	1,200	Conagra, Inc., 2.12%, 9-10-03 (G)		1,202,756	1,202,756
4,461		4,461	General Mills, Inc., 1.53%, Master Note	4,461,000		4,461,000

SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION		VALUE	(Unaudited)

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
BALANCED	ASSET	FORMA		BALANCED	ASSET	FORMA
PORTFOLIO	ALLOCATION	COMBINED		PORTFOLIO	ALLOCATION	COMBINED

5,000		5,000	Sara Lee Corporation,
			1.48%, 1-6-03	4,998,972		4,998,972
			Total	9,459,972	1,202,756	10,662,728
			Health Care -– Drugs
4,000		4,000	Merck & Co., Inc.,
			1.3%, 1-9-03	3,998,844		3,998,844
4,000		4,000	Pfizer Inc.,
			1.29%, 1-16-03	3,997,850		3,997,850
			Total	7,996,694		7,996,694
			Health Care — General
3,500		3,500	Johnson & Johnson,
			1.27%, 2-3-03	3,495,925		3,495,925
			Multiple Industry
	7,243	7,243	Dreyfus Funds – Cash Management Plus,
			current rate 1.266%		7,243,498	7,243,498
	5,706	5,706	Federated Money Market Obligations Trust – Prime
			Obligations Fund,
			current rate 1.37%		5,706	5,706
			Total	0	7,249,204	7,249,204
			Petroleum — International
2,128		2,128	BP America Inc.,
			1.2%, 1-2-03	2,127,929		2,127,929
	1,500	1,500	Conoco, Inc.,
			2.625%, 4-15-03 (G)		1,502,574	1,502,574
			Total	2,127,929	1,502,574	3,630,503
			Utilities — Telephone
907		907	BellSouth Corporation,
			1.28%, 1-23-03	906,291		906,291
			TOTAL SHORT-TERM SECURITIES	33,809,124	10,154,446	43,963,570
			TOTAL INVESTMENT SECURITIES	168,132,002	372,594,512	540,726,514
			LIABILITIES, NET OF CASH AND OTHER ASSETS	(222,491)	1,673,405	1,450,914
			NET ASSETS	167,909,511	374,267,917	542,177,428
			Notes to Schedule of Investments
			*No dividends were paid during the preceding 12 months.
			(A)The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.
			(B)Illiquid security.
			(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the total value of these securities amounted to $11,925,804 or 3.2% of net assets.
			(D)Interest only security.
			(E)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
			(F)U.S. Treasury inflation-protected security.
			(G)Floating rate bond.

	Advantus
	Asset	Target	Pro Forma	Pro Forma
	Allocation	Balanced	Adjustments	Combined

Statement of Assets and Liabilities (in thousands)
Assets
Investment Securities	$372,595	$168,132	$—	$540,727
Cash	76	1		77
Dividends and Interest Receivable	1,388	996		2,384
Receivable for Investment Securities Sold	1,586	—		1,586
Receivable for Fund Shares Sold	99	54		153
Other Assets		2		2
Collateral for securities loaned	25,138	—		25,138

Total Assets	400,882	169,185	—	570,067

Liabilities
Payable for Fund Shares Repurchased	120	91		211
Payable for Investment Securities Purchased	1,146	1,168		2,314
Payable to Affiliates	210	8		218
Other Payables		8		8
Payable Upon Return of Securities Loaned	25,138	—		25,138

Total Liabilities	26,614	1,275	—	27,889

Net Assets	$374,268	$167,910	$—	$542,178
Net Assets	$374,268	$167,910	$—	$542,178
Shares Outstanding	282,796	27,789	(220,855)	89,730
Net Asset Value per Share	$1.3235	$6.0423	$—	$6.0423

The following unaudited Pro Forma Combined Statement of Operations for W&R Target Balanced Portfolio and Advantus Asset Allocation Portfolio has been derived from the Statements of Operations of W&R Target Balanced Portfolio and Advantus Asset Allocation Portfolio for the fiscal year ended December 31, 2002. Such information has been adjusted to give effect to the Reorganization as if it had occurred on January 1, 2002, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on January 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

	Advantus
	Asset	Target	Pro Forma	Pro Forma
	Allocation	Balanced	Adjustments	Combined

Statement of Operations (in thousands)
Investment Income
Dividends	$4,065	$1,247	$—	$5,312
Interest & Other	9,136	3,634	—	12,770

Total Investment Income	13,201	4,881	—	18,082
Expenses
Investment Advisory Fees	1,488	1,219	1,488	4,195
Rule 12b-1 Fees	1,063	435	—	1,498
Other Expenses	212	104	(86)	230

Total Expenses	2,763	1,758	1,402	5,923

Net Investment Income (Loss)	10,438	3,123	(1,402)	12,159

Realized and Unrealized Gain (Loss)
Realized net loss on securities	(8,991)	(14,068)	—	(23,059)
Net change in unrealized appreciation (depreciation)
on investments	(42,776)	(4,705)	—	(47,481)

Net gain (loss) on investments	(51,767)	(18,773)	—	(70,540)

Net increase (decrease) in net assets resulting from operations	$(41,329)	$(15,650)	$(1,402)	$(58,381)

W&R TARGET BALANCED PORTFOLIO AND ADVANTUS ASSET ALLOCATION PORTFOLIO
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
December 31, 2002
(Unaudited)

NOTE 1 — Significant Accounting Policies

W&R Target Balanced Portfolio and Advantus Asset Allocation Portfolio (the “Funds”) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. W&R Target Balanced Portfolio’s investment objective is to seek current income, with a secondary goal of long-term appreciation of capital. Advantus Asset Allocation Portfolio’s investment objective is to seek as high a level of long-term total rate of return as is consistent with prudent investment risk. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation — Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Gold bullion is valued at the last settlement price for current delivery as calculated by the Commodity Exchange, Inc. as of the close of that exchange. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B.	Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes.

Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Foreign currency translations — All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.	Federal income taxes — It is the Fund’s policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes.

E.	Dividends and distributions — Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 — Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company (“WRIMCO”), a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as the Fund’s investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the following annual rates:

	Annual
Fund	Net Asset Breakpoints	Rate

Balanced Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund’s share of incremental security-related costs including the cost of using private transportation for WRIMCO’s personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $11,577, which is included in other expenses.

WRIMCO, the Fund’s investment manager, has agreed to waive a Portfolio’s management fee on any day that the Portfolio’s net assets are less than $25 million, subject to its right to change or modify this waiver.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee
Average
Net Asset Level	Annual Fee
(all dollars in millions)	Rate for Each Portfolio

From $0 to $10	$0
From $10 to $25	$11,000
From $25 to $50	$22,000
From $50 to$100	$33,000
From $100 to $200	$44,000
From $200 to $350	$55,000
From $350 to $550	$66,000
From $550 to $750	$77,000
From $750 to $1,000	$93,500
$1,000 and Over	$110,000

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors’ fees of $8,008, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

W&R TARGET GROWTH PORTFOLIO
ADVANTUS CAPITAL APPRECIATION PORTFOLIO
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Investments of W&R Target Growth Portfolio and Advantus Capital Appreciation Portfolio as of December 31, 2002 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of W&R Target Growth Portfolio and Advantus Capital Appreciation Portfolio as of December 31, 2002.

The Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on December 31, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of W&R Target Growth Portfolio and Advantus Capital Appreciation Portfolio incorporated by reference in this Statement of Additional Information.

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	CAPITAL	FORMA		GROWTH	CAPITAL	FORMA
PORTFOLIO	APPRECIATION	COMBINED		PORTFOLIO	APPRECIATION	COMBINED

			COMMON STOCKS
			Aircraft
390,400		390,400	Lockheed Martin Corporation	22,545,600		22,545,600
185,000		185,000	Raytheon Company	5,688,750		5,688,750
	45,200	45,200	United Technologies Corporation		2,799,688	2,799,688
			Total	28,234,350	2,799,688	31,034,038
			Banks
75,200	24,600	99,800	Bank of America Corporation	5,231,664	1,711,422	6,943,086
	59,125	59,125	Charter One Financial, Inc		1,698,662	1,698,662
350,100		350,100	Citigroup Inc	12,320,019		12,320,019
150,000		150,000	Mellon Financial Corporation	3,916,500		3,916,500
250,200	81,100	331,300	Wells Fargo & Company	11,726,874	3,801,157	15,528,031
			Total	33,195,057	7,211,241	40,406,298
			Beverages
230,000	74,600	304,600	Anheuser-Busch Companies, Inc	11,132,000	3,610,640	14,742,640
200,000		200,000	Coca-Cola Company (The)	8,764,000		8,764,000
	58,300	58,300	Pepsi Bottling Group, Inc		1,498,310	1,498,310
	70,900	70,900	Pepsico, Inc		2,993,398	2,993,398
			Total	19,896,000	8,102,348	27,998,348
			Broadcasting
145,000	98,200	243,200	Clear Channel Communications, Inc.*	5,407,050	3,661,878	9,068,928
	95,400	95,400	Comcast Corporation*		2,155,086	2,155,086
	97,500	97,500	Fox Entertainment Group, Inc.*		2,528,175	2,528,175
210,000		210,000	Fox Entertainment Group, Inc., Class A*	5,445,300		5,445,300
	113,880	113,880	Liberty Media Corporation*		1,018,087	1,018,087
	148,017	148,017	Viacom Inc.*		6,033,173	6,033,173
258,442		258,442	Viacom Inc., Class B*	10,534,096		10,534,096
			Total	21,386,446	15,396,399	36,782,845
			Business Equipment and Services
708,000		708,000	Accenture Ltd, Class A*	12,736,920		12,736,920
250,000		250,000	BearingPoint, Inc.*	1,725,000		1,725,000
225,000		225,000	Manpower Inc	7,177,500		7,177,500
	40,500	40,500	Omnicom Group		2,616,300	2,616,300
390,200		390,200	Staples, Inc.*	7,134,807		7,134,807
			Total	28,774,227	2,616,300	31,390,527
			Capital Equipment
210,200		210,200	Cooper Cameron Corporation*	10,472,164		10,472,164
180,000		180,000	Parker Hannifin Corporation	8,303,400		8,303,400
			Total	18,775,564	0	18,775,564
			Chemicals — Specialty
200,000		200,000	Air Products and Chemicals, Inc	8,550,000		8,550,000
85,000		85,000	Praxair, Inc	4,910,450		4,910,450
			Total	13,460,450	0	13,460,450

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	CAPITAL	FORMA		GROWTH	CAPITAL	FORMA
PORTFOLIO	APPRECIATION	COMBINED		PORTFOLIO	APPRECIATION	COMBINED

			Communications Equipment
1,541,900	188,300	1,730,200	Cisco Systems, Inc.*	20,191,181	2,466,730	22,657,911
	98,100	98,100	Harris Corporation		2,580,030	2,580,030
475,000		475,000	Nokia Corporation, Series A, ADR	7,362,500		7,362,500
			Total	27,553,681	5,046,760	32,600,441
			Computers — Micro
300,200	96,300	396,500	Dell Computer Corporation*	8,040,857	2,575,062	10,615,919
			Computers — Peripherals
600,300		600,300	BEA Systems, Inc.*	6,888,442		6,888,442
1,259,200		1,259,200	EMC Corporation*	7,731,488		7,731,488
	45,200	45,200	Intuit, Inc.*		2,120,784	2,120,784
494,400	153,600	648,000	Microsoft Corporation*	25,570,368	7,941,120	33,511,488
475,600		475,600	Oracle Corporation*	5,141,236		5,141,236
675,200	26,000	701,200	SAP Aktiengesellschaft, ADR	13,166,400	507,000	13,673,400
			Total	58,497,934	10,568,904	69,066,838
			Cosmetics and Toiletries
	78,900	78,900	Estee Lauder Company, Inc. (The)		2,082,960	2,082,960
350,400	34,200	384,600	Gillette Company (The)	10,638,144	1,038,312	11,676,456
			Total	10,638,144	3,121,272	13,759,416
			Defense
60,000		60,000	General Dynamics Corporation	4,762,200		4,762,200
			Electrical Equipment
	157,400	157,400	Tyco International, Ltd		2,688,392	2,688,392
			Electronic Components
260,000		260,000	Altera Corporation*	3,218,800		3,218,800
210,200	99,800	310,000	Analog Devices, Inc.*	5,017,474	2,382,226	7,399,700
	260,400	260,400	Intel Corporation		4,054,428	4,054,428
135,000		135,000	Maxim Integrated Products, Inc	4,459,050		4,459,050
375,200		375,200	Microchip Technology Incorporated	9,177,392		9,177,392
150,000	127,200	277,200	Texas Instruments Incorporated	2,251,500	1,909,272	4,160,772
160,000		160,000	Xilinx, Inc.*	3,286,400		3,286,400
			Total	27,410,616	8,345,926	35,756,542
			Electronic Instruments
482,600		482,600	Applied Materials, Inc.*	6,288,278		6,288,278
	52,800	52,800	Novellus Systems, Inc.*		1,482,624	1,482,624
	83,200	83,200	Teradyne, Inc.*		1,082,432	1,082,432
			Total	6,288,278	2,565,056	8,853,334
			Food and Related
255,200		255,200	Kraft Foods Inc	9,934,936		9,934,936
			Health Care — Drugs
100,000		100,000	AmerisourceBergen Corporation	5,431,000		5,431,000
190,400		190,400	Amgen Inc.*	9,206,792		9,206,792

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	CAPITAL	FORMA		GROWTH	CAPITAL	FORMA
PORTFOLIO	APPRECIATION	COMBINED		PORTFOLIO	APPRECIATION	COMBINED

110,300	14,500	124,800	Forest Laboratories, Inc.*	10,833,666	1,424,190	12,257,856
	66,700	66,700	Genentech, Inc.*		2,211,772	2,211,772
100,000	50,800	150,800	Gilead Sciences, Inc.*	3,391,500	1,727,200	5,118,700
	50,400	50,400	Medimmune, Inc.*		1,369,368	1,369,368
1,027,725	222,275	1,250,000	Pfizer Inc	31,417,553	6,794,947	38,212,500
280,250		280,250	Pharmacia Corporation	11,714,450		11,714,450
			Total	71,994,961	13,527,477	85,522,438
			Health Care — General
180,000	125,400	305,400	Biomet, Inc	5,164,200	3,593,964	8,758,164
213,800	87,696	301,496	Johnson & Johnson	11,483,198	4,710,152	16,193,350
	78,700	78,700	Wyeth		2,943,380	2,943,380
195,000		195,000	Zimmer Holdings, Inc.*	8,096,400		8,096,400
			Total	24,743,798	11,247,496	35,991,294
			Hospital Supply and Management
	36,900	36,900	Anthem, Inc.*		2,321,010	2,321,010
100,000	51,500	151,500	HCA — The Healthcare Company	4,150,000	2,137,250	6,287,250
935,700		935,700	Health Management Associates, Inc., Class A	16,749,030		16,749,030
235,400	108,300	343,700	Medtronic, Inc	10,734,240	4,938,480	15,672,720
			Total	31,633,270	9,396,740	41,030,010
			Hotels and Gaming
75,000		75,000	International Game Technology*	5,694,000		5,694,000
			Household — General Products
126,800		126,800	Procter & Gamble Company (The)	10,897,192		10,897,192
			Insurance — Property and Casualty
108,812	101,500	210,312	American International Group, Inc	6,294,774	5,871,775	12,166,549
	1,380	1,380	Berkshire Hathaway, Inc.*		3,343,740	3,343,740
			Total	6,294,774	9,215,515	15,510,289
			Leisure Time Industry
	52,100	52,100	Carnival Corporation		1,299,895	1,299,895
			Motion Pictures
	194,250	194,250	AOL Time Warner, Inc.*		2,544,675	2,544,675
			Motor Vehicle Parts
145,200		145,200	AutoZone, Inc.*	10,258,380		10,258,380
60,000	71,100	131,100	Danaher Corporation	3,942,000	4,671,270	8,613,270
			Total	14,200,380	4,671,270	18,871,650
			Motor Vehicles
190,800		190,800	Harley-Davidson, Inc	8,814,960		8,814,960
			Multiple Industry
	164,200	164,200	General Electric Company		3,998,270	3,998,270
			Petroleum — Domestic

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	CAPITAL	FORMA		GROWTH	CAPITAL	FORMA
PORTFOLIO	APPRECIATION	COMBINED		PORTFOLIO	APPRECIATION	COMBINED

235,200		235,200	Anadarko Petroleum Corporation	11,266,080		11,266,080
290,000		290,000	Burlington Resources Inc	12,368,500		12,368,500
			Total	23,634,580	0	23,634,580
			Petroleum — International
310,000		310,000	Exxon Mobil Corporation	10,831,400		10,831,400
			Petroleum — Services
255,000		255,000	Baker Hughes Incorporated	8,208,450		8,208,450
130,200		130,200	Smith International, Inc.*	4,247,124		4,247,124
	31,900	31,900	Transocean Offshore, Inc		740,080	740,080
	22,800	22,800	Weatherford International, Ltd.*		910,404	910,404
			Total	12,455,574	1,650,484	14,106,058
			Publishing
	30,300	30,300	Gannett Company, Inc		2,175,540	2,175,540
			Restaurants
	58,000	58,000	Wendys International, Inc		1,570,060	1,570,060
			Retail — General Merchandise
180,000		180,000	Kohl’s Corporation*	10,071,000		10,071,000
385,300	88,200	473,500	Target Corporation	11,559,000	2,646,000	14,205,000
	63,700	63,700	Wal-Mart Stores, Inc		3,217,487	3,217,487
			Total	21,630,000	5,863,487	27,493,487
			Retail — Specialty Stores
300,100	114,797	414,897	Home Depot, Inc. (The)	7,190,396	2,750,536	9,940,932
240,400		240,400	Lowe’s Companies, Inc	9,015,000		9,015,000
			Total	16,205,396	2,750,536	18,955,932
			Security and Commodity Brokers
330,400		330,400	Charles Schwab Corporation (The)	3,584,840		3,584,840
233,800		233,800	Fannie Mae	15,040,354		15,040,354
240,200	28,100	268,300	Freddie Mac	14,183,810	1,659,305	15,843,115
190,200		190,200	Goldman Sachs Group, Inc. (The)	12,952,620		12,952,620
240,200		240,200	Prudential Financial, Inc	7,623,948		7,623,948
	32,700	32,700	SLM Corporation		3,396,222	3,396,222
			Total	53,385,572	5,055,527	58,441,099
			Trucking and Shipping
	70,100	70,100	United Parcel Service, Inc		4,421,908	4,421,908
			Utilities — Telephone
200,000		200,000	Vodafone Group Plc, ADR	3,624,000		3,624,000
			TOTAL COMMON STOCKS	632,888,597	150,426,228	783,314,825
			SHORT-TERM SECURITIES
			Commercial Paper
			Banks

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	CAPITAL	FORMA		GROWTH	CAPITAL	FORMA
PORTFOLIO	APPRECIATION	COMBINED		PORTFOLIO	APPRECIATION	COMBINED

10,000		10,000	Bank One Corporation, 1.25%, 1-22-03	9,992,708		9,992,708
			Wells Fargo & Company — Cash Investment Fund
	2,987,763	2,987,763	current rate 1.326%		2,987,763	2,987,763
			Total	9,992,708	2,987,763	12,980,471
			Food and Related
			ConAgra Foods, Inc.,
6,895		6,895	1.42%, 1-13-03	6,891,737		6,891,737
			General Mills, Inc.,
1,214		1,214	1.53%, Master Note	1,214,000		1,214,000
			Total	8,105,737	0	8,105,737
			Forest and Paper Products
			Sonoco Products Co.,
4,000		4,000	1.38%, 1-16-03	3,997,700		3,997,700
			Health Care — Drugs
			Alcon Finance PLC (Nestle S.A.),
7,000		7,000	1.33%, 1-17-03	6,995,862		6,995,862
			Pfizer Inc.,
7,000		7,000	1.31%, 1-23-03	6,994,396		6,994,396
			Pharmacia Corporation:
5,000		5,000	1.32%, 1-21-03	4,996,334		4,996,334
10,000		10,000	1.35%, 1-21-03	9,992,500		9,992,500
			Total	28,979,092	0	28,979,092
			Health Care — General
			Johnson & Johnson:
4,500		4,500	1.27%, 2-3-03	4,494,761		4,494,761
5,000		5,000	1.26%, 2-5-03	4,993,875		4,993,875
			Total	9,488,636	0	9,488,636
			Household — General Products
			Procter & Gamble Company (The),
7,000		7,000	1.3%, 2-10-03	6,989,889		6,989,889
			Utilities — Telephone
			SBC International Inc.,
4,500		4,500	1.32%, 1-16-03	4,497,525		4,497,525
			Total Commercial Paper	72,051,287	2,987,763	75,039,050
			United States Government Security
5,000		5,000	United States Treasury Bill,
			1.24%, 5-8-03	4,978,216		4,978,216
			TOTAL SHORT-TERM SECURITIES	77,029,503	2,987,763	80,017,266
			TOTAL INVESTMENT SECURITIES	709,918,100	153,413,991	863,332,091
			LIABILITIES, NET OF CASH AND OTHER ASSETS	(5,274,053)	73,903	(5,200,150)
			NET ASSETS	704,644,047	153,487,894	858,131,941
			Notes to Schedule of Investments

*	No income dividends were paid during the preceding 12 months.

	Advantus	Target
	Capital Apprec.	Growth	Pro Forma	Pro Forma
	Portfolio	Portfolio	Adjustments	Combined

Statement of Assets and Liabilities (in thousands)
Assets
Investment Securities	$153,414	$709,918	$—	$863,332
Cash		1		1
Dividends and Interest Receivable	209	184		393
Receivable for Investment Securities Sold		2,721		2,721
Receivable for Fund Shares Sold	81	110		191
Other Assets		8		8
Collateral for securities loaned	2,764	—		2,764

Total Assets	156,468	712,942	—	869,410

Liabilities Payable for Fund Shares Repurchased	111	261		372
Payable for Investment Securities Purchased		7,980		7,980
Payable to Affiliates	105	25		130
Other Payables		32		32
Payable Upon Return of Securities Loaned	2,764	—		2,764

Total Liabilities	2,980	8,298	—	11,278

Net Assets	$153,488	$704,644	$—	$858,132
Net Assets	$153,488	$704,644	$—	$858,132
Shares Outstanding	140,304	106,698	(117,063)	129,939
Net Asset Value per Share	$1.0940	$6.6041	$—	$6.6041

The following unaudited Pro Forma Combined Statement of Operations for W&R Target Growth Portfolio and Advantus Capital Appreciation Portfolio has been derived from the Statements of Operations of W&R Target Growth Portfolio and Advantus Capital Appreciation Portfolio for the fiscal year ended December 31, 2002. Such information has been adjusted to give effect to the Reorganization as if it had occurred on January 1, 2002, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on January 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

	Advantus	Target
	Capital Apprec.	Growth	Pro Forma	Pro Forma
	Portfolio	Portfolio	Adjustments	Combined

Statement of Operations (in thousands)
Investment Income
Dividends	$1,350	$6,981	$—	$8,331
Interest & Other	184	1,434	—	1,618

Total Investment Income	1,534	8,415	—	9,949
Expenses
Investment Advisory Fees	966	5,891	369	7,226
Rule 12b-1 Fees	483	2,104	—	2,587
Other Expenses	145	328	(49)	424

Total Expenses	1,594	8,323	320	10,237

Net Investment Income (Loss)	(60)	92	(320)	(288)

Realized and Unrealized Gain (Loss)
Realized net loss on securities	(45,440)	(81,247)	—	(126,687)
Net change in unrealized appreciation (depreciation) on investments	(32,193)	(126,019)	—	(158,212)

Net gain (loss) on investments	(77,633)	(207,266)	—	(284,899)

Net increase (decrease) in net assets resulting from operations	$(77,693)	$(207,174)	$(320)	$(285,187)

W&R TARGET GROWTH PORTFOLIO AND ADVANTUS CAPITAL APPRECIATION PORTFOLIO
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS

December 31, 2002
(Unaudited)

NOTE 1 — Significant Accounting Policies

W&R Target Growth Portfolio and Advantus Capital Appreciation Portfolio (the “Funds”) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. W&R Target Growth Portfolio’s investment objective is to seek capital growth, with a secondary goal of current income. Advantus Capital Appreciation Portfolio’s investment objective is to seek growth of capital. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation — Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B.	Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Foreign currency translations — All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.	Federal income taxes — It is the Fund’s policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes.

E.	Dividends and distributions — Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 — Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company (“WRIMCO”), a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as the Fund’s investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the following annual rates:

	Annual
Fund	Net Asset Breakpoints	Rate

Growth Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund’s share of incremental security-related costs including the cost of using private transportation for WRIMCO’s personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $57,486, which is included in other expenses.

WRIMCO, the Fund’s investment manager, has agreed to waive a Portfolio’s management fee on any day that the Portfolio’s net assets are less than $25 million, subject to its right to change or modify this waiver.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average
Net Asset Level	Annual Fee
(all dollars in millions)	Rate for Each Portfolio

From $0 to $10	$0
From $10 to $25	$11,000
From $25 to $50	$22,000
From $50 to $100	$33,000
From $100 to $200	$44,000
From $200 to $350	$55,000
From $350 to $550	$66,000
From $550 to $750	$77,000
From $750 to $1,000	$93,500
$1,000 and Over	$110,000

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors’ fees of $40,421, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

W&R TARGET GROWTH PORTFOLIO
ADVANTUS GROWTH PORTFOLIO
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Investments of W&R Target Growth Portfolio and Advantus Growth Portfolio as of December 31, 2002 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of W&R Target Growth Portfolio and Advantus Growth Portfolio as of December 31, 2002.

The Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on December 31, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of W&R Target Growth Portfolio and Advantus Growth Portfolio incorporated by reference in this Statement of Additional Information.

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	GROWTH	FORMA		GROWTH	GROWTH	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			COMMON STOCKS
			Aircraft
390,400	11,500	401,900	Lockheed Martin Corporation	22,545,600	664,125	23,209,725
185,000		185,000	Raytheon Company	5,688,750		5,688,750
	18,600	18,600	United Technologies Corporation		1,152,084	1,152,084
			Total	28,234,350	1,816,209	30,050,559
			Banks
75,200	14,300	89,500	Bank of America Corporation	5,231,664	994,851	6,226,515
350,100	43,700	393,800	Citigroup Inc.*	12,320,019	1,537,803	13,857,822
	43,900	43,900	Fifth Third BanCorporation		2,570,345	2,570,345
	60,300	60,300	MBNA Corporation		1,146,906	1,146,906
150,000		150,000	Mellon Financial Corporation	3,916,500		3,916,500
	13,900	13,900	State Street Corporation		542,100	542,100
250,200	31,000	281,200	Wells Fargo & Company	11,726,874	1,452,970	13,179,844
	16,300	16,300	Zion BanCorporation		641,389	641,389
			Total	33,195,057	8,886,364	42,081,421
			Beverages
230,000	38,000	268,000	Anheuser-Busch Companies, Inc	11,132,000	1,839,200	12,971,200
200,000	72,400	272,400	Coca-Cola Company (The)	8,764,000	3,172,568	11,936,568
	70,790	70,790	Pepsico, Inc		2,988,754	2,988,754
			Total	19,896,000	8,000,522	27,896,522
			Broadcasting
145,000	60,000	205,000	Clear Channel Communications, Inc.*	5,407,050	2,237,400	7,644,450
210,000		210,000	Fox Entertainment Group, Inc., Class A*	5,445,300		5,445,300
258,442	42,000	300,442	Viacom Inc., Class B*	10,534,096	1,711,920	12,246,016
			Total	21,386,446	3,949,320	25,335,766
			Business Equipment and Services
708,000		708,000	Accenture Ltd, Class A*	12,736,920		12,736,920
250,000		250,000	BearingPoint, Inc.*	1,725,000		1,725,000
	30,500	30,500	Entegris, Inc.*		314,150	314,150
	85,100	85,100	First Data Corporation		3,013,391	3,013,391
225,000		225,000	Manpower Inc	7,177,500		7,177,500
	64,300	64,300	Robert Half International, Inc.*		1,035,873	1,035,873
390,200		390,200	Staples, Inc.*	7,134,807		7,134,807
	12,777	12,777	Sungard Data Systems, Inc.*		301,026	301,026
			Total	28,774,227	4,664,440	33,438,667
			Capital Equipment
210,200		210,200	Cooper Cameron Corporation*	10,472,164		10,472,164
180,000		180,000	Parker Hannifin Corporation	8,303,400		8,303,400
			Total	18,775,564	0	18,775,564
			Chemicals — Specialty
200,000	29,700	229,700	Air Products and Chemicals, Inc	8,550,000	1,269,675	9,819,675
85,000		85,000	Praxair, Inc	4,910,450		4,910,450
			Total	13,460,450	1,269,675	14,730,125

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	GROWTH	FORMA		GROWTH	GROWTH	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			Communications Equipment
1,541,900	360,084	1,901,984	Cisco Systems, Inc.*	20,191,181	4,717,100	24,908,281
475,000		475,000	Nokia Corporation, Series A, ADR	7,362,500		7,362,500
	85,900	85,900	Nokia Oyj		1,331,450	1,331,450
	67,900	67,900	Qualcomm, Inc.*		2,470,881	2,470,881
			Total	27,553,681	8,519,431	36,073,112
			Computers — Main and Mini
	40,100	40,100	International Business Machines Corporation		3,107,750	3,107,750
			Computers — Micro
300,200	110,140	410,340	Dell Computer Corporation*	8,040,857	2,945,144	10,986,001
			Computers — Peripherals
600,300	37,800	638,100	BEA Systems, Inc.*	6,888,442	433,566	7,322,008
	38,500	38,500	Brocade Communication Systems, Inc.*		159,390	159,390
1,259,200	56,800	1,316,000	EMC Corporation*	7,731,488	348,752	8,080,240
	5,602	5,602	Electronic Arts, Inc.*		278,812	278,812
494,400	197,500	691,900	Microsoft Corporation*	25,570,368	10,210,750	35,781,118
475,600	189,600	665,200	Oracle Corporation*	5,141,236	2,047,680	7,188,916
	12,700	12,700	Peoplesoft, Inc.*		232,410	232,410
675,200		675,200	SAP Aktiengesellschaft, ADR	13,166,400		13,166,400
	14,400	14,400	Symantec Corporation*		582,480	582,480
	109,800	109,800	Symbol Technologies, Inc		902,556	902,556
			Total	58,497,934	15,196,396	73,694,330
			Cosmetics and Toiletries
350,400		350,400	Gillette Company (The)	10,638,144		10,638,144
			Defense
60,000		60,000	General Dynamics Corporation	4,762,200		4,762,200
			Electrical Equipment
	68,100	68,100	Tyco International, Ltd		1,163,148	1,163,148
	34,700	34,700	WW Grainger, Inc		1,788,785	1,788,785
			Total	0	2,951,933	2,951,933
			Electronic Components
260,000	24,200	284,200	Altera Corporation*	3,218,800	298,628	3,517,428
210,200	15,732	225,932	Analog Devices, Inc.*	5,017,474	375,523	5,392,997
	214,490	214,490	Intel Corporation		3,339,609	3,339,609
	14,597	14,597	Linear Technology Corporation		375,435	375,435
135,000	14,172	149,172	Maxim Integrated Products, Inc.*	4,459,050	468,243	4,927,293
375,200	18,096	393,296	Microchip Technology Incorporated	9,177,392	442,447	9,619,839
150,000	133,857	283,857	Texas Instruments Incorporated	2,251,500	2,009,194	4,260,694
160,000	16,000	176,000	Xilinx, Inc.*	3,286,400	329,600	3,616,000
			Total	27,410,616	7,638,679	35,049,295

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	GROWTH	FORMA		GROWTH	GROWTH	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			Electronic Instruments
482,600	108,542	591,142	Applied Materials, Inc.*	6,288,278	1,414,302	7,702,580
	17,313	17,313	KLA-Tencor Corporation*		612,361	612,361
	12,900	12,900	Novellus Systems, Inc.*		362,232	362,232
			Total	6,288,278	2,388,895	8,677,173
			Food and Related
255,200	23,000	278,200	Kraft Foods Inc	9,934,936	895,390	10,830,326
	34,000	34,000	Sysco Corporation		1,012,860	1,012,860
			Total	9,934,936	1,908,250	11,843,186
			Health Care — Drugs
	70,500	70,500	Abbott Laboratories		2,820,000	2,820,000
100,000	15,000	115,000	AmerisourceBergen Corporation	5,431,000	814,650	6,245,650
190,400	95,500	285,900	Amgen Inc.*	9,206,792	4,616,470	13,823,262
	46,500	46,500	Eli Lilly & Company		2,952,750	2,952,750
110,300	17,000	127,300	Forest Laboratories, Inc.*	10,833,666	1,669,740	12,503,406
	9,400	9,400	Genentech, Inc.*		311,704	311,704
100,000		100,000	Gilead Sciences, Inc.*	3,391,500		3,391,500
1,027,725	422,325	1,450,050	Pfizer Inc	31,417,553	12,910,475	44,328,028
280,250		280,250	Pharmacia Corporation	11,714,450		11,714,450
			Total	71,994,961	26,095,789	98,090,750
			Health Care — General
180,000		180,000	Biomet, Inc	5,164,200		5,164,200
	13,700	13,700	Boston Scientific Corporation*		582,524	582,524
213,800	144,700	358,500	Johnson & Johnson	11,483,198	7,771,837	19,255,035
	54,400	54,400	St. Jude Medical, Inc.*		2,160,768	2,160,768
	88,100	88,100	Wyeth		3,294,940	3,294,940
195,000	50,300	245,300	Zimmer Holdings, Inc.*	8,096,400	2,088,456	10,184,856
			Total	24,743,798	15,898,525	40,642,323
			Hospital Supply and Management
	31,000	31,000	Express Scripts, Inc.*		1,489,240	1,489,240
100,000	18,100	118,100	HCA — The Healthcare Company	4,150,000	751,150	4,901,150
935,700		935,700	Health Management Associates, Inc., Class A	16,749,030		16,749,030
235,400	56,500	291,900	Medtronic, Inc	10,734,240	2,576,400	13,310,640
	5,200	5,200	Unitedhealth Group, Inc		434,200	434,200
			Total	31,633,270	5,250,990	36,884,260
			Hotels and Gaming
	35,300	35,300	Harrah’s Entertainment, Inc.*		1,397,880	1,397,880
75,000		75,000	International Game Technology*	5,694,000		5,694,000
			Total	5,694,000	1,397,880	7,091,880
			Household — General Products
	75,300	75,300	Colgate-Palmolive Company		3,947,979	3,947,979
126,800	50,600	177,400	Procter & Gamble Company (The)	10,897,192	4,348,564	15,245,756
			Total	10,897,192	8,296,543	19,193,735
			Insurance — Property and Casualty
108,812	45,900	154,712	American International Group, Inc	6,294,774	2,655,315	8,950,089

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	GROWTH	FORMA		GROWTH	GROWTH	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			Leisure Time Industry
	118,100	118,100	Brunswick Corporation		2,345,466	2,345,466
			Metal Fabrication
	31,100	31,100	Fastenal Company		1,162,829	1,162,829
			Motion Pictures
	93,800	93,800	AOL Time Warner, Inc.*		1,228,780	1,228,780
			Motor Vehicle Parts
145,200	19,200	164,400	AutoZone, Inc.*	10,258,380	1,356,480	11,614,860
60,000	20,600	80,600	Danaher Corporation	3,942,000	1,353,420	5,295,420
	15,300	15,300	Eaton Corporation		1,195,083	1,195,083
	29,200	29,200	Lear Corporation*		971,776	971,776
			Total	14,200,380	4,876,759	19,077,139
			Motor Vehicles
190,800	30,600	221,400	Harley-Davidson, Inc	8,814,960	1,413,720	10,228,680
			Multiple Industry
	30,700	30,700	3M Company		3,785,310	3,785,310
	33,700	33,700	Fisher Scientific International, Inc		1,013,696	1,013,696
	378,600	378,600	General Electric Company		9,218,910	9,218,910
			Total	0	14,017,916	14,017,916
			Petroleum — Canada
	52,960	52,960	Nabors Industries, Ltd.*		1,867,899	1,867,899
			Petroleum — Domestic
235,200		235,200	Anadarko Petroleum Corporation	11,266,080		11,266,080
290,000		290,000	Burlington Resources Inc	12,368,500		12,368,500
	13,900	13,900	EOG Resources, Inc		554,888	554,888
			Total	23,634,580	554,888	24,189,468
			Petroleum — International
310,000		310,000	Exxon Mobil Corporation	10,831,400		10,831,400
			Petroleum — Services
255,000		255,000	Baker Hughes Incorporated	8,208,450		8,208,450
	40,200	40,200	Ensco International, Inc		1,183,890	1,183,890
130,200	30,100	160,300	Smith International, Inc.*	4,247,124	981,862	5,228,986
	49,400	49,400	Veritas DCG, Inc.*		771,628	771,628
			Total	12,455,574	2,937,380	15,392,954
			Restaurants
	71,900	71,900	Darden Restaurants, Inc		1,470,355	1,470,355
			Retail — Food Stores
	47,400	47,400	Walgreen Company		1,383,606	1,383,606

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	GROWTH	FORMA		GROWTH	GROWTH	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			Retail — General Merchandise
	75,200	75,200	Family Dollar Stores		2,346,992	2,346,992
180,000	28,400	208,400	Kohl’s Corporation*	10,071,000	1,588,980	11,659,980
385,300		385,300	Target Corporation	11,559,000		11,559,000
	117,000	117,000	Wal-Mart Stores, Inc		5,909,670	5,909,670
			Total	21,630,000	9,845,642	31,475,642
			Retail — Specialty Stores
	37,200	37,200	Bed Bath & Beyond, Inc.*		1,284,516	1,284,516
300,100		300,100	Home Depot, Inc. (The)	7,190,396		7,190,396
240,400	85,000	325,400	Lowe’s Companies, Inc	9,015,000	3,187,500	12,202,500
			Total	16,205,396	4,472,016	20,677,412
			Security and Commodity Brokers
	36,400	36,400	American Express Company		1,286,740	1,286,740
330,400		330,400	Charles Schwab Corporation (The)	3,584,840		3,584,840
233,800		233,800	Fannie Mae	15,040,354		15,040,354
240,200	38,400	278,600	Freddie Mac	14,183,810	2,267,520	16,451,330
190,200	14,000	204,200	Goldman Sachs Group, Inc. (The)	12,952,620	953,400	13,906,020
	24,200	24,200	Marsh and McLennan Companies, Inc		1,118,282	1,118,282
240,200		240,200	Prudential Financial, Inc	7,623,948		7,623,948
	9,900	9,900	SLM Corporation		1,028,214	1,028,214
	36,400	36,400	T. Rowe Price Associates, Inc		992,992	992,992
			Total	53,385,572	7,647,148	61,032,720
			Timesharing and Software
	7,200	7,200	Affiliated Computer Services, Inc.*		379,080	379,080
	24,000	24,000	Automatic Data Processing, Inc		942,000	942,000
	32,025	32,025	eBay, Inc.*		2,171,935	2,171,935
	22,500	22,500	Paychex, Inc		627,750	627,750
			Total	0	4,120,765	4,120,765
			Tobacco
	19,400	19,400	Philip Morris Companies, Inc		786,282	786,282
			Trucking and Shipping
	39,100	39,100	Expeditor Washington International, Inc		1,276,615	1,276,615
	11,600	11,600	United Parcel Service, Inc		731,728	731,728
			Total	0	2,008,343	2,008,343
			Utilities — Telephone
200,000		200,000	Vodafone Group Plc, ADR	3,624,000		3,624,000
			TOTAL COMMON STOCKS	632,888,597	194,977,844	827,866,441
			S&P DEPOSITORY RECEIPT
	10,900	10,900	S&P Depository Receipt		962,361	962,361
			SHORT-TERM SECURITIES
			Commercial Paper
			Banks
			Bank One Corporation,
10,000		10,000	1.25%, 1-22-03	9,992,708		9,992,708
	95,336	95,336	Wells Fargo & Company — Cash Investment Fund, current rate 1.326%		95,336	95,336
			Total	9,992,708	95,336	10,088,044

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
GROWTH	GROWTH	FORMA		GROWTH	GROWTH	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			Food and Related
6,895			ConAgra Foods, Inc.,
6,895		6,895	1.42%, 1-13-03	6,891,737		6,891,737
1,214			General Mills, Inc.,
1,214		1,214	1.53%, Master Note	1,214,000		1,214,000
			Total	8,105,737	0	8,105,737
			Forest and Paper Products
			Sonoco Products Co.,
4,000		4,000	1.38%, 1-16-03	3,997,700		3,997,700
			Health Care — Drugs
			Alcon Finance PLC (Nestle S.A.),
7,000		7,000	1.33%, 1-17-03	6,995,862		6,995,862
			Pfizer Inc.,
7,000		7,000	1.31%, 1-23-03	6,994,396		6,994,396
			Pharmacia Corporation:
5,000		5,000	1.32%, 1-21-03	4,996,334		4,996,334
10,000		10,000	1.35%, 1-21-03	9,992,500		9,992,500
			Total	28,979,092	0	28,979,092
			Health Care — General
			Johnson & Johnson:
4,500		4,500	1.27%, 2-3-03	4,494,761		4,494,761
5,000		5,000	1.26%, 2-5-03	4,993,875		4,993,875
			Total	9,488,636	0	9,488,636
			Household — General Products
			Procter & Gamble Company (The),
7,000		7,000	1.3%, 2-10-03	6,989,889		6,989,889
			Multiple Industry
			Federated Money Market Obligations Trust — Prime Obligation Fund,
	69	69	current rate 1.370%		69	69
	3,560,308	3,560,308	Provident Institutional Fund — TempFund Portfolio, current rate 1.220%		3,560,308	3,560,308
			Total	0	3,560,377	3,560,377
			Utilities — Telephone
			SBC International Inc.,
4,500		4,500	1.32%, 1-16-03	4,497,525		4,497,525
			Total Commercial Paper	72,051,287	3,655,713	75,707,000
			United States Government Security
5,000		5,000	United States Treasury Bill,
			1.24%, 5-8-03	4,978,216		4,978,216
			TOTAL SHORT-TERM SECURITIES	77,029,503	3,655,713	80,685,216
			TOTAL INVESTMENT SECURITIES	709,918,100	199,595,918	909,514,018
			LIABILITIES, NET OF CASH AND OTHER ASSETS	(5,274,053)	(1,175,110)	(6,449,163)
			NET ASSETS	704,644,047	198,420,808	903,064,855

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

	Advantus	Target
	Growth	Growth	Pro Forma	Pro Forma
	Portfolio	Portfolio	Adjustments	Combined

Statement of Assets and Liabilities (in thousands)
Assets
Investment Securities	$199,596	$709,918	$—	$909,514
Cash		1		1
Dividends and Interest Receivable	219	184		403
Receivable for Investment Securities Sold	3,978	2,721		6,699
Receivable for Fund Shares Sold	96	110		206
Other Assets		8		8
Collateral for securities loaned	9,400	—		9,400

Total Assets	213,289	712,942	—	926,231

Liabilities
Payable for Fund Shares Repurchased	144	261		405
Payable for Investment Securities Purchased	5,193	7,980		13,173
Payable to Affiliates	131	25		156
Other Payables		32		32
Payable Upon Return of Securities Loaned	9,400	—		9,400

Total Liabilities	14,868	8,298	—	23,166

Net Assets	$198,421	$704,644	$—	$903,065
Net Assets	$198,421	$704,644	$—	$903,065
Shares Outstanding	169,559	106,698	(139,514)	136,743
Net Asset Value per Share	$1.1702	$6.6041	$—	$6.6041

The following unaudited Pro Forma Combined Statement of Operations for W&R Target Growth Portfolio and Advantus Growth Portfolio has been derived from the Statements of Operations of W&R Target Growth Portfolio and Advantus Growth Portfolio for the fiscal year ended December 31, 2002. Such information has been adjusted to give effect to the Reorganization as if it had occurred on January 1, 2002, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on January 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

	Advantus	Target
	Growth	Growth	Pro Forma	Pro Forma
	Portfolio	Portfolio	Adjustments	Combined

Statement of Operations (in thousands)
Investment Income
Dividends	$2,173	$6,981	$—	$9,154
Interest & Other	118	1,434	—	1,552

Total Investment Income	2,291	8,415	—	10,706
Expenses
Investment Advisory Fees	1,091	5,891	564	7,546
Rule 12b-1 Fees	606	2,104	—	2,710
Other Expenses	144	328	(35)	437

Total Expenses	1,841	8,323	529	10,693

Net Investment Income (Loss)	450	92	(529)	13

Realized and Unrealized Gain (Loss)
Realized net loss on securities	(22,254)	(81,247)	—	(103,501)
Net change in unrealized appreciation (depreciation) on investments	(51,859)	(126,019)	—	(177,878)

Net gain (loss) on investments	(74,113)	(207,266)	—	(281,379)

Net increase (decrease) in net assets resulting from operations	$(73,663)	$(207,174)	$(529)	$(281,366)

W&R TARGET GROWTH PORTFOLIO AND ADVANTUS GROWTH PORTFOLIO
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
December 31, 2002
(Unaudited)

NOTE 1 — Significant Accounting Policies

      W&R Target Growth Portfolio and Advantus Growth Portfolio (the “Funds”) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. W&R Target Growth Portfolio’s investment objective is to seek capital growth, with a secondary goal of current income. Advantus Growth Portfolio’s investment objective is to seek long-term appreciation of capital. Current income is a factor in the selection of securities but is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation — Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B.	Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Foreign currency translations — All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.	Federal income taxes — It is the Fund’s policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes.

E.	Dividends and distributions — Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 — Investment Management And Payments To Affiliated Persons

      Waddell & Reed Investment Management Company (“WRIMCO”), a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as the Fund’s investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the following annual rates:

	Annual
Fund	Net Asset Breakpoints	Rate

Growth Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund’s share of incremental security-related costs including the cost of using private transportation for WRIMCO’s personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $57,486, which is included in other expenses.

WRIMCO, the Fund’s investment manager, has agreed to waive a Portfolio’s management fee on any day that the Portfolio’s net assets are less than $25 million, subject to its right to change or modify this waiver.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average
Net Asset Level				Annual Fee
(all dollars in millions)				Rate for Each Portfolio

From	$0	to	$10	$0
From	$10	to	$25	$11,000
From	$25	to	$50	$22,000
From	$50	to	$100	$33,000
From	$100	to	$200	$44,000
From	$200	to	$350	$55,000
From	$350	to	$550	$66,000
From	$550	to	$750	$77,000
From	$750	to	$1,000	$93,500
	$1,000	and Over		$110,000

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors’ fees of $40,421, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

W&R TARGET GROWTH PORTFOLIO,
ADVANTUS CAPITAL APPRECIATION PORTFOLIO
AND ADVANTUS GROWTH PORTFOLIO
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Investments of W&R Target Growth Portfolio, Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio as of December 31, 2002 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of W&R Target Growth Portfolio, Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio, respectively, as of December 31, 2002.

The Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on December 31, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of W&R Target Growth Portfolio, Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio incorporated by reference in this Statement of Additional Information.

SHARES OR								(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)				DESCRIPTION	VALUE

W&R TARGET	ADVANTUS		PRO		W&R TARGET	ADVANTUS		PRO
GROWTH	CAPITAL	ADVANTUS	FORMA		GROWTH	CAPITAL	ADVANTUS	FORMA
PORTFOLIO	APPRECIATION	GROWTH	COMBINED		PORTFOLIO	APPRECIATION	GROWTH	COMBINED

				COMMON STOCKS
				Aircraft
390,400		11,500	401,900	Lockheed Martin Corporation	22,545,600		664,125	23,209,725
185,000			185,000	Raytheon Company	5,688,750			5,688,750
	45,200	18,600	63,800	United Technologies Corporation		2,799,688	1,152,084	3,951,772
				Total	28,234,350	2,799,688	1,816,209	32,850,247
				Banks
75,200	24,600	14,300	114,100	Bank of America Corporation	5,231,664	1,711,422	994,851	7,937,937
	59,125		59,125	Charter One Financial, Inc.		1,698,662		1,698,662
350,100		43,700	393,800	Citigroup Inc.*	12,320,019		1,537,803	13,857,822
		43,900	43,900	Fifth Third BanCorporation			2,570,345	2,570,345
		60,300	60,300	MBNA Corporation			1,146,906	1,146,906
150,000			150,000	Mellon Financial Corporation	3,916,500			3,916,500
		13,900	13,900	State Street Corporation			542,100	542,100
250,200	81,100	31,000	362,300	Wells Fargo & Company	11,726,874	3,801,157	1,452,970	16,981,001
		16,300	16,300	Zion BanCorporation			641,389	641,389
				Total	33,195,057	7,211,241	8,886,364	49,292,662
				Beverages
230,000	74,600	38,000	342,600	Anheuser-Busch Companies, Inc.	11,132,000	3,610,640	1,839,200	16,581,840
200,000		72,400	272,400	Coca-Cola Company (The)	8,764,000		3,172,568	11,936,568
	58,300		58,300	Pepsi Bottling Group, Inc.		1,498,310		1,498,310
	70,900	70,790	141,690	Pepsico, Inc.		2,993,398	2,988,754	5,982,152
				Total	19,896,000	8,102,348	8,000,522	35,998,870
				Broadcasting
145,000	98,200	60,000	303,200	Clear Channel Communications, Inc.*	5,407,050	3,661,878	2,237,400	11,306,328
	95,400		95,400	Comcast Corporation*		2,155,086		2,155,086
	97,500		97,500	Fox Entertainment Group, Inc.*		2,528,175		2,528,175
210,000			210,000	Fox Entertainment Group, Inc., Class A*	5,445,300			5,445,300
	113,880		113,880	Liberty Media Corporation*		1,018,087		1,018,087
	148,017		148,017	Viacom Inc.*		6,033,173		6,033,173
258,442		42,000	300,442	Viacom Inc., Class B*	10,534,096		1,711,920	12,246,016
				Total	21,386,446	15,396,399	3,949,320	40,732,165
				Business Equipment and Services
708,000			708,000	Accenture Ltd, Class A*	12,736,920			12,736,920
250,000			250,000	BearingPoint, Inc.*	1,725,000			1,725,000
		30,500	30,500	Entegris, Inc.*			314,150	314,150
		85,100	85,100	First Data Corporation			3,013,391	3,013,391
225,000			225,000	Manpower Inc.	7,177,500			7,177,500
	40,500		40,500	Omnicom Group		2,616,300		2,616,300
		64,300	64,300	Robert Half International, Inc.*			1,035,873	1,035,873
390,200			390,200	Staples, Inc.*	7,134,807			7,134,807
		12,777	12,777	Sungard Data Systems, Inc.*			301,026	301,026
				Total	28,774,227	2,616,300	4,664,440	36,054,967
				Capital Equipment
210,200			210,200	Cooper Cameron Corporation*	10,472,164			10,472,164
180,000			180,000	Parker Hannifin Corporation	8,303,400			8,303,400
				Total	18,775,564	0	0	18,775,564
				Chemicals — Specialty
200,000		29,700	229,700	Air Products and Chemicals, Inc.	8,550,000		1,269,675	9,819,675
85,000			85,000	Praxair, Inc.	4,910,450			4,910,450
				Total	13,460,450	0	1,269,675	14,730,125
				Communications Equipment
1,541,900	188,300	360,084	2,090,284	Cisco Systems, Inc.*	20,191,181	2,466,730	4,717,100	27,375,011
	98,100		98,100	Harris Corporation		2,580,030		2,580,030
475,000			475,000	Nokia Corporation, Series A, ADR	7,362,500			7,362,500
		85,900	85,900	Nokia Oyj			1,331,450	1,331,450
		67,900	67,900	Qualcomm, Inc.*			2,470,881	2,470,881
				Total	27,553,681	5,046,760	8,519,431	41,119,872

SHARES OR								(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)				DESCRIPTION	VALUE

W&R TARGET	ADVANTUS		PRO		W&R TARGET	ADVANTUS		PRO
GROWTH	CAPITAL	ADVANTUS	FORMA		GROWTH	CAPITAL	ADVANTUS	FORMA
PORTFOLIO	APPRECIATION	GROWTH	COMBINED		PORTFOLIO	APPRECIATION	GROWTH	COMBINED

				Computers — Main and Mini
		40,100	40,100	International Business Machines Corporation			3,107,750	3,107,750
				Computers — Micro
300,200	96,300	110,140	506,640	Dell Computer Corporation*	8,040,857	2,575,062	2,945,144	13,561,063
				Computers — Peripherals
600,300		37,800	638,100	BEA Systems, Inc.*	6,888,442		433,566	7,322,008
		38,500	38,500	Brocade Communication Systems, Inc.*			159,390	159,390
1,259,200		56,800	1,316,000	EMC Corporation*	7,731,488		348,752	8,080,240
		5,602	5,602	Electronic Arts, Inc.*			278,812	278,812
	45,200		45,200	Intuit, Inc.*		2,120,784		2,120,784
494,400	153,600	197,500	845,500	Microsoft Corporation*	25,570,368	7,941,120	10,210,750	43,722,238
475,600		189,600	665,200	Oracle Corporation*	5,141,236		2,047,680	7,188,916
		12,700	12,700	Peoplesoft, Inc.*			232,410	232,410
675,200	26,000		701,200	SAP Aktiengesellschaft, ADR	13,166,400	507,000		13,673,400
		14,400	14,400	Symantec Corporation*			582,480	582,480
		109,800	109,800	Symbol Technologies, Inc.			902,556	902,556
				Total	58,497,934	10,568,904	15,196,396	84,263,234
				Cosmetics and Toiletries
	78,900		78,900	Estee Lauder Company, Inc. (The)		2,082,960		2,082,960
350,400	34,200		384,600	Gillette Company (The)	10,638,144	1,038,312		11,676,456
				Total	10,638,144	3,121,272	0	13,759,416
				Defense
60,000			60,000	General Dynamics Corporation	4,762,200			4,762,200
				Electrical Equipment
	157,400	68,100	225,500	Tyco International, Ltd.		2,688,392	1,163,148	3,851,540
		34,700	34,700	WW Grainger, Inc.			1,788,785	1,788,785
				Total	0	2,688,392	2,951,933	5,640,325
				Electronic Components
260,000		24,200	284,200	Altera Corporation*	3,218,800		298,628	3,517,428
210,200	99,800	15,732	325,732	Analog Devices, Inc.*	5,017,474	2,382,226	375,523	7,775,223
	260,400	214,490	474,890	Intel Corporation		4,054,428	3,339,609	7,394,037
		14,597	14,597	Linear Technology Corporation			375,435	375,435
135,000		14,172	149,172	Maxim Integrated Products, Inc.	4,459,050		468,243	4,927,293
375,200		18,096	393,296	Microchip Technology Incorporated	9,177,392		442,447	9,619,839
150,000	127,200	133,857	411,057	Texas Instruments Incorporated	2,251,500	1,909,272	2,009,194	6,169,966
160,000		16,000	176,000	Xilinx, Inc.*	3,286,400		329,600	3,616,000
				Total	27,410,616	8,345,926	7,638,679	43,395,221
				Electronic Instruments
482,600		108,542	591,142	Applied Materials, Inc.*	6,288,278		1,414,302	7,702,580
		17,313	17,313	KLA-Tencor Corporation*			612,361	612,361
	52,800	12,900	65,700	Novellus Systems, Inc.*		1,482,624	362,232	1,844,856
	83,200		83,200	Teradyne, Inc.*		1,082,432		1,082,432
				Total	6,288,278	2,565,056	2,388,895	11,242,229
				Food and Related
255,200		23,000	278,200	Kraft Foods Inc.	9,934,936		895,390	10,830,326
		34,000	34,000	Sysco Corporation			1,012,860	1,012,860
				Total	9,934,936	0	1,908,250	11,843,186
				Health Care — Drugs
		70,500	70,500	Abbott Laboratories			2,820,000	2,820,000
100,000		15,000	115,000	AmerisourceBergen Corporation	5,431,000		814,650	6,245,650
190,400		95,500	285,900	Amgen Inc.*	9,206,792		4,616,470	13,823,262
		46,500	46,500	Eli Lilly & Company			2,952,750	2,952,750
110,300	14,500	17,000	141,800	Forest Laboratories, Inc.*	10,833,666	1,424,190	1,669,740	13,927,596
	66,700	9,400	76,100	Genentech, Inc.*		2,211,772	311,704	2,523,476
100,000	50,800		150,800	Gilead Sciences, Inc.*	3,391,500	1,727,200		5,118,700
	50,400		50,400	Medimmune, Inc.*		1,369,368		1,369,368
1,027,725	222,275	422,325	1,672,325	Pfizer Inc.	31,417,553	6,794,947	12,910,475	51,122,975
280,250			280,250	Pharmacia Corporation	11,714,450			11,714,450

SHARES OR								(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)				DESCRIPTION	VALUE

W&R TARGET	ADVANTUS		PRO		W&R TARGET	ADVANTUS		PRO
GROWTH	CAPITAL	ADVANTUS	FORMA		GROWTH	CAPITAL	ADVANTUS	FORMA
PORTFOLIO	APPRECIATION	GROWTH	COMBINED		PORTFOLIO	APPRECIATION	GROWTH	COMBINED

				Total	71,994,961	13,527,477	26,095,789	111,618,227
				Health Care — General
180,000	125,400		305,400	Biomet, Inc.	5,164,200	3,593,964		8,758,164
		13,700	13,700	Boston Scientific Corporation*			582,524	582,524
213,800	87,696	144,700	446,196	Johnson & Johnson	11,483,198	4,710,152	7,771,837	23,965,187
		54,400	54,400	St. Jude Medical, Inc.			2,160,768	2,160,768
	78,700	88,100	166,800	Wyeth		2,943,380	3,294,940	6,238,320
195,000		50,300	245,300	Zimmer Holdings, Inc.*	8,096,400		2,088,456	10,184,856
				Total	24,743,798	11,247,496	15,898,525	51,889,819
				Hospital Supply and Management
	36,900		36,900	Anthem, Inc.*		2,321,010		2,321,010
		31,000	31,000	Express Scripts, Inc.*			1,489,240	1,489,240
100,000	51,500	18,100	169,600	HCA — The Healthcare Company	4,150,000	2,137,250	751,150	7,038,400
935,700			935,700	Health Management Associates, Inc., Class A	16,749,030			16,749,030
235,400	108,300	56,500	400,200	Medtronic, Inc.	10,734,240	4,938,480	2,576,400	18,249,120
		5,200	5,200	Unitedhealth Group, Inc.			434,200	434,200
				Total	31,633,270	9,396,740	5,250,990	46,281,000
				Hotels and Gaming
		35,300	35,300	Harrah’s Entertainment, Inc.*			1,397,880	1,397,880
75,000			75,000	International Game Technology*	5,694,000			5,694,000
				Total	5,694,000	0	1,397,880	7,091,880
				Household — General Products
		75,300	75,300	Colgate-Palmolive Company			3,947,979	3,947,979
126,800		50,600	177,400	Procter & Gamble Company (The)	10,897,192		4,348,564	15,245,756
				Total	10,897,192	0	8,296,543	19,193,735
				Insurance — Property and Casualty
108,812	101,500	45,900	256,212	American International Group, Inc.	6,294,774	5,871,775	2,655,315	14,821,864
	1,380		1,380	Berkshire Hathaway, Inc.*		3,343,740		3,343,740
				Total	6,294,774	9,215,515	2,655,315	18,165,604
				Leisure Time Industry
		118,100	118,100	Brunswick Corporation			2,345,466	2,345,466
	52,100		52,100	Carnival Corporation		1,299,895		1,299,895
				Total	0	1,299,895	2,345,466	3,645,361
				Metal Fabrication
		31,100	31,100	Fastenal Company			1,162,829	1,162,829
				Motion Pictures
	194,250	93,800	288,050	AOL Time Warner, Inc.*		2,544,675	1,228,780	3,773,455
				Motor Vehicle Parts
145,200		19,200	164,400	AutoZone, Inc.*	10,258,380		1,356,480	11,614,860
60,000	71,100	20,600	151,700	Danaher Corporation	3,942,000	4,671,270	1,353,420	9,966,690
		15,300	15,300	Eaton Corporation			1,195,083	1,195,083
		29,200	29,200	Lear Corporation*			971,776	971,776
				Total	14,200,380	4,671,270	4,876,759	23,748,409
				Motor Vehicles
190,800		30,600	221,400	Harley-Davidson, Inc.	8,814,960		1,413,720	10,228,680
				Multiple Industry
		30,700	30,700	3M Company			3,785,310	3,785,310
		33,700	33,700	Fisher Scientific International, Inc.			1,013,696	1,013,696
	164,200	378,600	542,800	General Electric Company		3,998,270	9,218,910	13,217,180
				Total	0	3,998,270	14,017,916	18,016,186
				Petroleum — Canada
		52,960	52,960	Nabors Industries, Ltd.*			1,867,899	1,867,899
				Petroleum — Domestic
235,200			235,200	Anadarko Petroleum Corporation	11,266,080			11,266,080

SHARES OR								(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)				DESCRIPTION	VALUE

W&R TARGET	ADVANTUS		PRO		W&R TARGET	ADVANTUS		PRO
GROWTH	CAPITAL	ADVANTUS	FORMA		GROWTH	CAPITAL	ADVANTUS	FORMA
PORTFOLIO	APPRECIATION	GROWTH	COMBINED		PORTFOLIO	APPRECIATION	GROWTH	COMBINED

290,000			290,000	Burlington Resources Inc.	12,368,500			12,368,500
		13,900	13,900	EOG Resources, Inc.			554,888	554,888
				Total	23,634,580	0	554,888	24,189,468
				Petroleum — International
310,000			310,000	Exxon Mobil Corporation	10,831,400			10,831,400
				Petroleum — Services
255,000			255,000	Baker Hughes Incorporated	8,208,450			8,208,450
		40,200	40,200	Ensco International, Inc.			1,183,890	1,183,890
130,200		30,100	160,300	Smith International, Inc.*	4,247,124		981,862	5,228,986
	31,900		31,900	Transocean Offshore, Inc.		740,080		740,080
		49,400	49,400	Veritas DCG, Inc.*			771,628	771,628
	22,800		22,800	Weatherford International, Ltd.*		910,404		910,404
				Total	12,455,574	1,650,484	2,937,380	17,043,438
				Publishing
	30,300		30,300	Gannett Company, Inc.		2,175,540		2,175,540
				Restaurants
		71,900	71,900	Darden Restaurants, Inc.			1,470,355	1,470,355
	58,000		58,000	Wendys International, Inc.		1,570,060		1,570,060
				Total	0	1,570,060	1,470,355	3,040,415
				Retail — Food Stores
		47,400	47,400	Walgreen Company			1,383,606	1,383,606
				Retail — General Merchandise
		75,200	75,200	Family Dollar Stores			2,346,992	2,346,992
180,000		28,400	208,400	Kohl's Corporation*	10,071,000		1,588,980	11,659,980
385,300	88,200		473,500	Target Corporation	11,559,000	2,646,000		14,205,000
	63,700	117,000	180,700	Wal-Mart Stores, Inc.		3,217,487	5,909,670	9,127,157
				Total	21,630,000	5,863,487	9,845,642	37,339,129
				Retail — Specialty Stores
		37,200	37,200	Bed Bath & Beyond, Inc.*			1,284,516	1,284,516
300,100	114,797		414,897	Home Depot, Inc. (The)	7,190,396	2,750,536		9,940,932
240,400		85,000	325,400	Lowe's Companies, Inc.	9,015,000		3,187,500	12,202,500
				Total	16,205,396	2,750,536	4,472,016	23,427,948
				Security and Commodity Brokers
		36,400	36,400	American Express Company			1,286,740	1,286,740
330,400			330,400	Charles Schwab Corporation (The)	3,584,840			3,584,840
233,800			233,800	Fannie Mae	15,040,354			15,040,354
240,200	28,100	38,400	306,700	Freddie Mac	14,183,810	1,659,305	2,267,520	18,110,635
190,200		14,000	204,200	Goldman Sachs Group, Inc. (The)	12,952,620		953,400	13,906,020
		24,200	24,200	Marsh and McLennan Companies, Inc.			1,118,282	1,118,282
240,200			240,200	Prudential Financial, Inc.	7,623,948			7,623,948
	32,700	9,900	42,600	SLM Corporation		3,396,222	1,028,214	4,424,436
		36,400	36,400	T. Rowe Price Associates, Inc.			992,992	992,992
				Total	53,385,572	5,055,527	7,647,148	66,088,247
				Timesharing and Software
		7,200	7,200	Affiliated Computer Services, Inc.*			942,000	942,000
		24,000	24,000	Automatic Data Processing, Inc.			379,080	379,080
		32,025	32,025	eBay, Inc.*			2,171,935	2,171,935
		22,500	22,500	Paychex, Inc.			627,750	627,750
				Total	0	0	4,120,765	4,120,765
				Tobacco
		19,400	19,400	Philip Morris Companies, Inc.			786,282	786,282
				Trucking and Shipping
		39,100	39,100	Expeditor Washington International, Inc.			1,276,615	1,276,615
	70,100	11,600	81,700	United Parcel Service, Inc.		4,421,908	731,728	5,153,636
				Total	0	4,421,908	2,008,343	6,430,251

SHARES OR								(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)				DESCRIPTION	VALUE

W&R TARGET	ADVANTUS		PRO		W&R TARGET	ADVANTUS		PRO
GROWTH	CAPITAL	ADVANTUS	FORMA		GROWTH	CAPITAL	ADVANTUS	FORMA
PORTFOLIO	APPRECIATION	GROWTH	COMBINED		PORTFOLIO	APPRECIATION	GROWTH	COMBINED

				Utilities — Telephone
200,000			200,000	Vodafone Group Plc, ADR	3,624,000			3,624,000
				TOTAL COMMON STOCKS	632,888,597	150,426,228	194,977,844	978,292,669
				S&P DEPOSITORY RECEIPT
		10,900	10,900	S&P Depository Receipt			962,361	962,361
				SHORT-TERM SECURITIES
				Commercial Paper
				Banks
				Bank One Corporation,
10,000			10,000	1.25%, 1-22-03	9,992,708			9,992,708
				Wells Fargo & Company — Cash Investment Fund
	2,987,763	95,336	3,083,099	current rate 1.326%		2,987,763	95,336	3,083,099
				Total	9,992,708	2,987,763	95,336	13,075,807
				Food and Related
				ConAgra Foods, Inc.,
6,895			6,895	1.42%, 1-13-03	6,891,737			6,891,737
				General Mills, Inc.,
1,214			1,214	1.53%, Master Note	1,214,000			1,214,000
				Total	8,105,737	0		8,105,737
				Forest and Paper Products
				Sonoco Products Co.,
4,000			4,000	1.38%, 1-16-03	3,997,700			3,997,700
				Health Care — Drugs
				Alcon Finance PLC (Nestle S.A.),
7,000			7,000	1.33%, 1-17-03	6,995,862			6,995,862
				Pfizer Inc.,
7,000			7,000	1.31%, 1-23-03	6,994,396			6,994,396
				Pharmacia Corporation:
5,000			5,000	1.32%, 1-21-03	4,996,334			4,996,334
10,000			10,000	1.35%, 1-21-03	9,992,500			9,992,500
				Total	28,979,092	0		28,979,092
				Health Care — General
				Johnson & Johnson:
4,500			4,500	1.27%, 2-3-03	4,494,761			4,494,761
5,000			5,000	1.26%, 2-5-03	4,993,875			4,993,875
				Total	9,488,636	0		9,488,636
				Household — General Products
				Procter & Gamble Company (The),
7,000			7,000	1.3%, 2-10-03	6,989,889			6,989,889
				Multiple Industry
				Federated Money Market Obligations Trust — Prime Obligation Fund,
		69	69	current rate 1.370%			69	69
				Provident Institutional Fund — TempFund Portfolio,				0
		3,560,308	3,560,308	current rate 1.220%			3,560,308	3,560,308
				Total	0	0	3,560,377	3,560,377
				Utilities — Telephone
				SBC International Inc.,
4,500			4,500	1.32%, 1-16-03	4,497,525			4,497,525
				Total Commercial Paper	72,051,287	2,987,763	3,655,713	78,694,763
				United States Government Security
				United States Treasury Bill,
5,000			5,000	1.24%, 5-8-03	4,978,216			4,978,216
				TOTAL SHORT-TERM SECURITIES	77,029,503	2,987,763	3,655,713	83,672,979
				TOTAL INVESTMENT SECURITIES	709,918,100	153,413,991	199,595,918	1,062,928,009
				LIABILITIES, NET OF CASH AND OTHER ASSETS	(5,274,053)	73,903	(1,175,110)	(6,375,260)
				NET ASSETS	704,644,047	153,487,894	198,420,808	1,056,552,749
				Notes to Schedule of Investments
				* No income dividends were paid during the preceding 12 months

		Advantus
	Advantus	Capital	Target
	Growth	Apprec.	Growth	Pro Forma	Pro Forma
	Portfolio	Portfolio	Portfolio	Adjustments	Combined

Statement of Assets and Liabilities (in thousands)
Assets
Investment Securities	$199,596	$153,414	$709,918	$—	$1,062,928
Cash			1		1
Dividends and Interest Receivable	219	209	184		612
Receivable for Investment Securities Sold	3,978		2,721		6,699
Receivable for Fund Shares Sold	96	81	110		287
Other Assets			8		8
Collateral for securities loaned	9,400	2,764	—		12,164

Total Assets	213,289	156,468	712,942	—	1,082,699

Liabilities
Payable for Fund Shares Repurchased	144	111	261		516
Payable for Investment Securities Purchased	5,193		7,980		13,173
Payable to Affiliates	131	105	25		261
Other Payables			32		32
Payable Upon Return of Securities Loaned	9,400	2,764	—		12,164

Total Liabilities	14,868	2,980	8,298	—	26,146

Net Assets	$198,421	$153,488	$704,644	$—	$1,056,553
Net Assets	$198,421	$153,488	$704,644	$—	$1,056,553
Shares Outstanding	169,559	140,304	106,698	(256,577)	159,984
Net Asset Value per Share	$1.1702	$1.0940	$6.6041	$—	$6.6041

The following unaudited Pro Forma Combined Statement of Operations for W&R Target Growth Portfolio, Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio has been derived from the Statements of Operations of W&R Target Growth Portfolio, Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio for the fiscal year ended December 31, 2002. Such information has been adjusted to give effect to the Reorganization as if it had occurred on January 1, 2002, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on January 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

		Advantus
	Advantus	Capital	Target
	Growth	Apprec.	Growth	Pro Forma	Pro Forma
	Portfolio	Portfolio	Portfolio	Adjustments	Combined

Statement of Operations (in thousands)
Investment Income
Dividends	$2,173	$1,350	$6,981	$—	$10,504
Interest & Other	118	184	1,434	—	1,736

Total Investment Income	2,291	1,534	8,415	—	12,240
Expenses
Investment Advisory Fees	1,091	966	5,891	854	8,802
Rule 12b-1 Fees	606	483	2,104	—	3,193
Other Expenses	144	145	328	(125)	492

Total Expenses	1,841	1,594	8,323	729	12,487

Net Investment Income (Loss)	450	(60)	92	(729)	(247)

Realized and Unrealized Gain (Loss)
Realized net loss on securities	(22,254)	(45,440)	(81,247)	—	(148,941)
Net change in unrealized appreciation (depreciation) on investments	(51,859)	(32,193)	(126,019)	—	(210,071)

Net gain (loss) on investments	(74,113)	(77,633)	(207,266)	—	(359,012)

Net increase (decrease) in net assets resulting from operations	$(73,663)	$(77,693)	$(207,174)	$(729)	$(359,259)

W&R TARGET GROWTH PORTFOLIO, ADVANTUS CAPITAL APPRECIATION
PORTFOLIO AND ADVANTUS GROWTH PORTFOLIO
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
December 31, 2002
(Unaudited)

NOTE 1 — Significant Accounting Policies

W&R Target Growth Portfolio, Advantus Capital Appreciation Portfolio and Advantus Growth Portfolio (the “Funds”) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. W&R Target Growth Portfolio’s investment objective is to seek capital growth, with a secondary goal of current income. Advantus Capital Appreciation Portfolio’s investment objective is to seek growth of capital. Advantus Growth Portfolio’s investment objective is to seek long-term appreciation of capital. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation — Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B.	Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Foreign currency translations — All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.	Federal income taxes — It is the Fund’s policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes.

E.	Dividends and distributions — Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 — Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company (“WRIMCO”), a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as the Fund’s investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the following annual rates:

	Annual
Fund	Net Asset Breakpoints	Rate

Growth Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund’s share of incremental security-related costs including the cost of using private transportation for WRIMCO’s personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $57,486, which is included in other expenses.

WRIMCO, the Fund’s investment manager, has agreed to waive a Portfolio’s management fee on any day that the Portfolio’s net assets are less than $25 million, subject to its right to change or modify this waiver.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average
Net Asset Level	Annual Fee
(all dollars in millions)	Rate for Each Portfolio

From $0 to $10	$0
From $10 to $25	$11,000
From $25 to $50	$22,000
From $50 to $100	$33,000
From $100 to $200	$44,000
From $200 to $350	$55,000
From $350 to $550	$66,000
From $550 to $750	$77,000
From $750 to $1,000	$93,500
$1,000 and Over	$110,000

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors’ fees of $40,421, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

W&R TARGET VALUE PORTFOLIO
ADVANTUS VALUE STOCK PORTFOLIO
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Investments of W&R Target Value Portfolio and Advantus Value Stock Portfolio as of December 31, 2002 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of W&R Target Value Portfolio and Advantus Value Stock Portfolio as of December 31, 2002.

The Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on December 31, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of W&R Target Value Portfolio and Advantus Value Stock Portfolio incorporated by reference in this Statement of Additional Information.

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
VALUE	VALUE STOCK	FORMA		VALUE	VALUE STOCK	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			COMMON STOCKS
			Air Transportation
	116,600	116,600	Northwest Airlines, Inc.*		855,844	855,844
			Aircraft
26,700		26,700	Lockheed Martin Corporation	1,541,925		1,541,925
13,000		13,000	Northrop Grumman Corporation	1,261,000		1,261,000
44,000		44,000	Raytheon Company	1,353,000		1,353,000
	11,900	11,900	United Technologies Corporation		737,086	737,086
			Total	4,155,925	737,086	4,893,011
			Banks
9,000	59,380	68,380	Bank of America Corporation	626,130	4,131,067	4,757,197
	25,300	25,300	Bank of New York Company, Inc.		606,188	606,188
	28,700	28,700	Bank One Corporation		1,048,985	1,048,985
	18,900	18,900	Charter One Financial, Inc.		542,997	542,997
27,000	114,206	141,206	Citigroup Inc.*	950,130	4,018,909	4,969,039
	29,700	29,700	Fleet Boston Financial Corporation		721,710	721,710
	26,800	26,800	MBNA Corporation		509,736	509,736
38,600	163,894	202,494	U.S. Bancorp	819,092	3,477,831	4,296,923
	92,600	92,600	Wachovia Corporation		3,374,344	3,374,344
	64,400	64,400	Wells Fargo & Company		3,018,428	3,018,428
	11,900	11,900	Zion BanCorporation		468,253	468,253
			Total	2,395,352	21,918,448	24,313,800
			Beverages
21,000	14,100	35,100	Coca-Cola Company (The)	920,220	617,862	1,538,082
			Broadcasting
	31,300	31,300	Clear Channel Communications, Inc.*		1,167,177	1,167,177
	31,004	31,004	Comcast Corporation*		730,764	730,764
	24,500	24,500	Comcast Corporation*		553,455	553,455
	58,300	58,300	Liberty Media Corporation*		521,202	521,202
	18,500	18,500	Viacom, Inc.*		754,060	754,060
			Total	0	3,726,658	3,726,658
			Business Equipment and Services
24,700		24,700	Dun & Bradstreet Corporation (The)*	851,903		851,903
28,000		28,000	First Data Corporation	991,480		991,480
33,000		33,000	Genuine Parts Company	1,016,400		1,016,400
	25,900	25,900	Manpower, Inc.		826,210	826,210
25,900		25,900	Pitney Bowes Inc.	845,894		845,894
			Total	3,705,677	826,210	4,531,887
			Capital Equipment
10,000	9,200	19,200	Caterpillar Inc.	457,200	420,624	877,824
18,700		18,700	Ingersoll-Rand Company Limited, Class A	805,222		805,222
			Total	1,262,422	420,624	1,683,046
			Chemicals — Petroleum and Inorganic
	44,900	44,900	Dow Chemical Company		1,333,530	1,333,530
20,100	58,100	78,200	du Pont (E.I.) de Nemours and Company	852,240	2,463,440	3,315,680
			Total	852,240	3,796,970	4,649,210

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
VALUE	VALUE STOCK	FORMA		VALUE	VALUE STOCK	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			Chemicals — Specialty
19,100	28,400	47,500	Air Products and Chemicals, Inc.	816,525	1,214,100	2,030,625
			Communications Equipment
45,000		45,000	Cisco Systems, Inc.*	589,275		589,275
	33,800	33,800	Tellabs, Inc.*		245,726	245,726
			Total	589,275	245,726	835,001
			Computers — Main and Mini
	54,500	54,500	Hewlett-Packard Company		946,120	946,120
	33,300	33,300	International Business Machines Corporation		2,580,750	2,580,750
			Total	0	3,526,870	3,526,870
			Computers — Peripherals
50,800		50,800	Microsoft Corporation*	2,627,376		2,627,376
	83,900	83,900	Oracle Systems*		906,120	906,120
	164,800	164,800	Symbol Technologies, Inc.		1,354,656	1,354,656
			Total	2,627,376	2,260,776	4,888,152
			Cosmetic and Toiletries
	20,100	20,100	Avon Products, Inc.		1,082,787	1,082,787
35,000		35,000	Estee Lauder Companies Inc. (The), Class A	924,000		924,000
			Total	924,000	1,082,787	2,006,787
			Electrical Equipment
32,000		32,000	Emerson Electric Co.	1,627,200		1,627,200
	71,300	71,300	Tyco International, Ltd.		1,217,804	1,217,804
	26,200	26,200	WW Grainger, Inc.		1,350,610	1,350,610
			Total	1,627,200	2,568,414	4,195,614
			Electronic Components
	20,100	20,100	Analog Devices, Inc.*		479,787	479,787
71,000		71,000	Intel Corporation	1,105,825		1,105,825
	36,900	36,900	National Semiconductor Corporation*		553,869	553,869
	75,800	75,800	Texas Instruments, Inc.		1,137,758	1,137,758
			Total	1,105,825	2,171,414	3,277,239
			Food and Related
40,000		40,000	ConAgra Foods, Inc.	1,000,400		1,000,400
8,000		8,000	Dean Foods Company*	296,800		296,800
	37,100	37,100	Kraft Foods, Inc.		1,444,303	1,444,303
			Total	1,297,200	1,444,303	2,741,503
			Forest and Paper Products
19,000		19,000	Boise Cascade Corporation	479,180		479,180
	14,600	14,600	Bowater, Inc.		612,470	612,470
62,891		62,891	Sealed Air Corporation*	2,345,834		2,345,834
15,812		15,812	Smurfit-Stone Container Corporation*	243,742		243,742
20,000		20,000	Temple-Inland Inc.	896,200		896,200
			Total	3,964,956	612,470	4,577,426
			Health Care — Drugs
51,800	23,100	74,900	Abbott Laboratories	2,072,000	924,000	2,996,000
	8,600	8,600	Eli Lilly & Company		546,100	546,100

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
VALUE	VALUE STOCK	FORMA		VALUE	VALUE STOCK	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

17,000		17,000	Merck & Co., Inc.	962,370		962,370
	38,700	38,700	Pfizer, Inc.		1,183,059	1,183,059
50,700		50,700	Pharmacia Corporation	2,119,260		2,119,260
			Total	5,153,630	2,653,159	7,806,789
			Health Care — General
12,600	18,900	31,500	Becton, Dickinson and Company	386,694	580,041	966,735
28,000	18,700	46,700	Bristol-Myers Squibb Company	648,200	432,905	1,081,105
18,100	29,600	47,700	Wyeth	676,940	1,107,040	1,783,980
			Total	1,711,834	2,119,986	3,831,820
			Hospital Supply and Management
	10,700	10,700	Express Scripts, Inc.*		514,028	514,028
			Hotels and Gaming
	98,400	98,400	Hilton Hotels		1,250,664	1,250,664
			Household — General Products
	19,800	19,800	Procter & Gamble Company		1,701,612	1,701,612
			Insurance — Life
	29,800	29,800	MetLife, Inc.		805,792	805,792
			Insurance — Property and Casualty
	49,600	49,600	Allstate Corporation		1,834,704	1,834,704
25,600	35,350	60,950	American International Group, Inc.	1,480,960	2,044,998	3,525,958
400		400	Berkshire Hathaway Inc., Class B*	969,200		969,200
31,600	10,400	42,000	Chubb Corporation (The)	1,649,520	542,880	2,192,400
			Total	4,099,680	4,422,582	8,522,262
			Leisure Time Industry
	141,500	141,500	Brunswick Corporation		2,810,190	2,810,190
13,900	73,200	87,100	Walt Disney Company (The)*	226,709	1,193,892	1,420,601
			Total	226,709	4,004,082	4,230,791
			Mining
40,200		40,200	Newmont Mining Corporation	1,167,006		1,167,006
			Motion Pictures
	39,300	39,300	AOL Time Warner, Inc.*		514,830	514,830
			Motor Vehicle Parts
	11,900	11,900	Borg-Warner Automotive, Inc.		599,998	599,998
	9,400	9,400	Eaton Corporation		734,234	734,234
	29,700	29,700	Lear Corporation*		988,416	988,416
			Total	0	2,322,648	2,322,648
			Motor Vehicles
	29,100	29,100	Ford Motor Company		270,630	270,630
	7,800	7,800	General Motors Corporation		287,508	287,508
			Total	0	558,138	558,138
			Multiple Industry
	18,100	18,100	3M Company		2,231,730	2,231,730

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
VALUE	VALUE STOCK	FORMA		VALUE	VALUE STOCK	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

	19,900	19,900	Fisher Scientific International, Inc.*		598,592	598,592
			Total	0	2,830,322	2,830,322
			Petroleum — Canada
18,800	30,800	49,600	Nabors Industries Ltd.*	663,076	1,086,316	1,749,392
			Petroleum — Domestic
36,600		36,600	Burlington Resources Inc.	1,560,990		1,560,990
	11,600	11,600	ConocoPhillips		561,324	561,324
	13,200	13,200	Devon Energy Corporation		605,880	605,880
	26,000	26,000	EOG Resources, Inc.		1,037,920	1,037,920
48,800		48,800	Occidental Petroleum Corporation	1,388,360		1,388,360
			Total	2,949,350	2,205,124	5,154,474
			Petroleum — International
11,800		11,800	BP p.l.c., ADR	479,670		479,670
	29,560	29,560	Chevron Corporation		1,965,149	1,965,149
34,000	185,804	219,804	Exxon Mobil Corporation	1,187,960	6,491,991	7,679,951
			Total	1,667,630	8,457,140	10,124,770
			Petroleum — Services
	26,500	26,500	Smith International, Inc.		864,430	864,430
	36,000	36,000	Veritas DGC, Inc.*		562,320	562,320
			Total	0	1,426,750	1,426,750
			Publishing
	8,400	8,400	Gannett Company, Inc.		603,120	603,120
	15,200	15,200	Tribune Company		690,992	690,992
800		800	Washington Post Company (The), Class B	590,400		590,400
			Total	590,400	1,294,112	1,884,512
			Real Estate Investment Trusts
	29,900	29,900	Developers Diversified Realty Corporation		657,501	657,501
20,350	29,800	50,150	ProLogis Trust	511,803	749,470	1,261,273
			Total	511,803	1,406,971	1,918,774
			Restaurants
37,000	35,200	72,200	McDonald’s Corporation	594,960	566,016	1,160,976
			Retail — Food Stores
	13,700	13,700	CVS Corporation		342,089	342,089
	30,800	30,800	Winn-Dixie Stores, Inc.		470,624	470,624
			Total	0	812,713	812,713
			Retail — General Merchandise
	26,400	26,400	JC Penney Company		607,464	607,464
35,700		35,700	Target Corporation	1,071,000		1,071,000
			Total	1,071,000	607,464	1,678,464
			Security and Commodity Brokers
28,900	35,000	63,900	American Express Company	1,021,615	1,237,250	2,258,865
	9,800	9,800	Freddie Mac		578,690	578,690
9,300	13,100	22,400	Goldman Sachs Group, Inc. (The)	633,330	892,110	1,525,440
	23,800	23,800	JP Morgan Chase and Company		571,200	571,200

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
VALUE	VALUE STOCK	FORMA		VALUE	VALUE STOCK	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

8,700	12,200	20,900	Marsh & McLennan Companies, Inc.	402,027	563,762	965,789
23,300	13,700	37,000	Merrill Lynch & Co., Inc.	884,235	519,915	1,404,150
25,100	27,710	52,810	Morgan Stanley	1,001,992	1,106,183	2,108,175
	41,300	41,300	T. Rowe Price Associates, Inc.		1,126,664	1,126,664
			Total	3,943,199	6,595,774	10,538,973
			Tobacco
	11,300	11,300	Philip Morris Companies, Inc.		457,989	457,989
3,500		3,500	UST Inc.	117,005		117,005
			Total	117,005	457,989	574,994
			Trucking and Shipping
20,700		20,700	Hunt (J.B.) Transport Services, Inc.*	606,614		606,614
			Utilities — Electric
16,000		16,000	American Electric Power Company, Inc.	437,280		437,280
13,500		13,500	Cinergy Corp.	455,220		455,220
	14,200	14,200	Entergy Corporation		647,378	647,378
17,700	23,300	41,000	Exelon Corporation	934,029	1,229,541	2,163,570
	134,000	134,000	Nisource, Inc.		2,680,000	2,680,000
18,900		18,900	PPL Corporation	655,452		655,452
	72,800	72,800	Pacific Gas and Electric Company*		1,011,920	1,011,920
	16,600	16,600	Public Service Enterprise Group, Inc.		532,860	532,860
			Total	2,481,981	6,101,699	8,583,680
			Utilities — Gas and Pipeline
32,000	19,100	51,100	FirstEnergy Corp.	1,055,040	629,727	1,684,767
			Utilities — Telephone
18,000		18,000	ALLTEL Corporation	918,000		918,000
	8,720	8,720	AT&T Corporation		227,679	227,679
15,000	64,250	79,250	BellSouth Corporation	388,050	1,662,147	2,050,197
67,500	105,210	172,710	SBC Communications Inc.	1,829,925	2,852,243	4,682,168
	84,605	84,605	Verizon Communications		3,278,444	3,278,444
			Total	3,135,975	8,020,513	11,156,488
			TOTAL COMMON STOCKS	57,991,085	111,392,713	169,383,798
			PREFERRED STOCKS
			Forest and Paper Products
18,700		18,700	Sealed Air Corporation, $2, Convertible	796,620		796,620
			Insurance – Property and Casualty
18,500		18,500	Chubb Corporation (The), 7.0%, Convertible*	443,075		443,075
			TOTAL PREFERRED STOCKS	1,239,695	0	1,239,695
			SHORT-TERM SECURITIES
			Commercial Paper
			Banks
	35,534	35,534	Wells Fargo & Company - Cash Investment Fund

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
VALUE	VALUE STOCK	FORMA		VALUE	VALUE STOCK	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			current rate 1.326%		35,534	35,534
			Chemicals — Petroleum and Inorganic
			du Pont (E.I.) de Nemours and Company,
92		92	1.30036%, Master Note	92,000		92,000
			Finance Companies
			USAA Capital Corp.,
1,328		1,328	1.35%, 1-10-03	1,327,552		1,327,552
			Food and Related
			General Mills, Inc.,
2,744		2,744	1.53%, Master Note	2,744,000		2,744,000
			Health Care — Drugs
			Alcon Capital Corporation (Nestle S.A.),
2,700		2,700	1.32%, 2-12-03	2,695,842		2,695,842
			Health Care — General
			Johnson & Johnson,
2,500		2,500	1.27%, 2-3-03	2,497,089		2,497,089
			Household — General Products
			Kimberly-Clark Worldwide Inc.,
1,200		1,200	1.28%, 1-22-03	1,199,104		1,199,104
			Procter & Gamble Company (The),
2,700		2,700	1.3%, 2-10-03	2,696,100		2,696,100
			Total	3,895,204	0	3,895,204
			Multiple Industry
			Dreyfus Funds - Cash Management Plus Fund,
	1,214,760	1,214,760	current rate 1.266%		1,214,760	1,214,760
			Federated Money Market Obligations Trust -
			Prime Obligation Fund,
	12,368	12,368	current rate 1.37%		12,368	12,368
			Total	0	1,227,128	1,227,128
			Total Commercial Paper	13,251,687	1,262,662	14,514,349
			Municipal Obligation
			California
			California Pollution Control Financing
			Authority, Environmental Improvement
			Revenue Bonds, Shell Oil Company Project,
			Series 1998A (Taxable),
2,200		2,200	1.2%, 1-2-03	2,200,000		2,200,000
			Repurchase Agreement
			J.P. Morgan Securities Inc., 0.97% Repurchase
			Agreement dated 12-31-02, to be
589		589	repurchased at $589,032 on 1-2-03 (A)	589,000		589,000

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
VALUE	VALUE STOCK	FORMA		VALUE	VALUE STOCK	FORMA
PORTFOLIO	PORTFOLIO	COMBINED		PORTFOLIO	PORTFOLIO	COMBINED

			TOTAL SHORT-TERM SECURITIES	16,040,687	1,262,662	17,303,349
			TOTAL INVESTMENT SECURITIES	75,271,467	112,655,375	187,926,842
			LIABILITIES, NET OF CASH AND OTHER ASSETS	(488,701)	147,302	(341,399)
			NET ASSETS	74,782,766	112,802,677	187,585,443

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A)Collateralized by $453,000 United States Treasury Bond, 7.5% due 11–15–16; market value and accrued interest aggregate $600,296.

	Advantus
	Value	Target	Pro Forma	Pro Forma
	Stock	Value	Adjustments	Combined

Statement of Assets and Liabilities (in thousands)
Assets
Investment Securities	$112,655	$75,271	$—	$187,926
Cash		1		1
Dividends and Interest Receivable	181	97		278
Receivable for Investment Securities Sold	2,217	—		2,217
Receivable for Fund Shares Sold	64	61		125
Other Assets		1		1
Collateral for securities loaned	5,468	—		5,468

Total Assets	120,585	75,431	—	196,016

Liabilities
Payable for Fund Shares Repurchased	63	—		63
Payable for Investment Securities Purchased	2,171	640		2,811
Payable to Affiliates	80	5		85
Other Payables		3		3
Payable Upon Return of Securities Loaned	5,468	—		5,468

Total Liabilities	7,782	648	—	8,430

Net Assets	$112,803	$74,783	$—	$187,586
Net Assets	$112,803	$74,783	$—	$187,586
Shares Outstanding	90,097	16,990	(64,469)	42,618
Net Asset Value per Share	$1.2520	$4.4016	$—	$4.4016

The following unaudited Pro Forma Combined Statement of Operations for W&R Target Value Portfolio and Advantus Value Stock Portfolio has been derived from the Statements of Operations of W&R Target Value Portfolio and Advantus Value Stock Portfolio for the fiscal year ended December 31, 2002. Such information has been adjusted to give effect to the Reorganization as if it had occurred on January 1, 2002, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on January 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

	Advantus
	Value	Target	Pro Forma	Pro Forma
	Stock	Value	Adjustments	Combined

Statement of Operations (in thousands)
Investment Income
Dividends	$2,654	$976	$—	$3,630
Interest & Other	48	272	—	320

Total Investment Income	2,702	1,248	—	3,950
Expenses
Investment Advisory Fees	645	445	258	1,348
Rule 12b-1 Fees	323	159	—	482
Other Expenses	100	58	(59)	100

Total Expenses	1,069	662	199	1,930

Net Investment Income (Loss)	1,633	586	(199)	2,020

Realized and Unrealized Gain (Loss)
Realized net loss on securities	(12,030)	(7,029)	—	(19,059)
Net change in unrealized appreciation (depreciation) on investments	(10,871)	(2,670)	—	(13,541)

Net gain (loss) on investments	(22,901)	(9,699)	—	(32,600)

Net increase (decrease) in net assets resulting from operations	$(21,268)	$(9,113)	$(199)	$(30,580)

W&R TARGET VALUE PORTFOLIO AND ADVANTUS VALUE STOCK PORTFOLIO
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
December 31, 2002
(Unaudited)

NOTE 1 — Significant Accounting Policies

W&R Target Value Portfolio and Advantus Value Stock Portfolio (the “Funds”) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. W&R Target Value Portfolio’s investment objective is to seek long-term capital appreciation. Advantus Value Stock Portfolio’s investment objective is to seek long-term accumulation of capital. The production of income is a secondary objective. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation — Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B.	Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Foreign currency translations — All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.	Federal income taxes — It is the Fund’s policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes.

E.	Dividends and distributions — Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

H.	Repurchase agreements — Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, remains at least equal to the value of the loan, including accrued interest thereon. The collateral for the repurchase agreement is held by the Fund’s custodian bank.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 — Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company (“WRIMCO”), a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as the Fund’s investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the following annual rates:

	Annual
Fund	Net Asset Breakpoints	Rate

Value Portfolio	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%

The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund’s share of incremental security-related costs including the cost of using private transportation for WRIMCO’s personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $4,229, which is included in other expenses.

WRIMCO, the Fund’s investment manager, has agreed to waive a Portfolio’s management fee on any day that the Portfolio’s net assets are less than $25 million, subject to its right to change or modify this waiver.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

	Average
	Net Asset Level			Annual Fee
(all dollars in millions)				Rate for Each Portfolio

From	$0	to	$10	$0
From	$10	to	$25	$11,000
From	$25	to	$50	$22,000
From	$50	to	$100	$33,000
From	$100	to	$200	$44,000
From	$200	to	$350	$55,000
From	$350	to	$550	$66,000
From	$550	to	$750	$77,000
From	$750	to	$1,000	$93,500
	$1,000	and Over		$110,000

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors’ fees of $1,426, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

W&R TARGET SMALL CAP PORTFOLIO
ADVANTUS SMALL COMPANY GROWTH PORTFOLIO
PRO FORMA COMBINED FINANCIAL STATEMENTS
FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002
(UNAUDITED)

The following unaudited Pro Forma Combined Statement of Assets and Liabilities, including the unaudited Pro Forma Combined Investments of W&R Target Small Cap Portfolio and Advantus Small Company Growth Fund as of December 31, 2002 has been derived from the respective statements of assets and liabilities, including the schedules of investments, of W&R Target Small Cap Portfolio and Advantus Small Company Growth Portfolio as of December 31, 2002.

The Pro Forma Combined Statement of Assets and Liabilities is presented for informational purposes only and does not purport to be indicative of the financial condition that would have resulted if the Reorganization had been consummated on December 31, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the respective financial statements and related notes of W&R Target Small Cap Portfolio and Advantus Small Company Growth Portfolio incorporated by reference in this Statement of Additional Information.

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
SMALL CAP	SMALL COMPANY	FORMA		SMALL CAP	SMALL COMPANY	FORMA
PORTFOLIO	GROWTH	COMBINED		PORTFOLIO	GROWTH	COMBINED

			COMMON STOCKS
			Apparel
	108,900	108,900	Tommy Hilfiger Corporation*		756,855	756,855
			Banks
	35,200	35,200	Westamerica BanCorporation		1,414,336	1,414,336
			Broadcasting
	106,700	106,700	Cumulus Media, Inc.*		1,586,629	1,586,629
	89,900	89,900	Emmis Communications*		1,872,617	1,872,617
	36,800	36,800	Entercom Communications Corporation*		1,726,656	1,726,656
	102,600	102,600	Insight Communications Company, Inc.*		1,270,188	1,270,188
			Total	0	6,456,090	6,456,090
			Business Equipment and Services
457,100		457,100	Acxiom Corporation*	7,009,628		7,009,628
	66,088	66,088	Advance Paradigm, Inc.*		1,467,815	1,467,815
	69,500	69,500	CACI International, Inc.*		2,476,980	2,476,980
175,700		175,700	Catalina Marketing Corporation*	3,250,450		3,250,450
366,155		366,155	CheckFree Corporation*	5,860,311		5,860,311
	56,300	56,300	Education Management Corporation*		2,116,880	2,116,880
306,400		306,400	ITT Educational Services, Inc.*	7,215,720		7,215,720
535,000	67,900	602,900	MSC Industrial Direct Co., Inc., Class A*	9,496,250	1,205,225	10,701,475
	258,632	258,632	Manugistics Group, Inc.*		620,717	620,717
185,500		185,500	MAXIMUS, Inc.*	4,841,550		4,841,550
81,305		81,305	MemberWorks Incorporated*	1,463,083		1,463,083
	78,300	78,300	Moore Corporation, Ltd.*		712,530	712,530
230,000		230,000	ProBusiness Services, Inc.*	2,301,150		2,301,150
	40,919	40,919	QRS Corporation*		270,065	270,065
			Total	41,438,142	8,870,212	50,308,354
			Chemicals — Specialty
	61,600	61,600	Airgas, Inc.*		1,062,600	1,062,600
	21,300	21,300	Albemarle Corporation		605,985	605,985
	42,600	42,600	Cambrex Corporation		1,286,946	1,286,946
480,000		480,000	IMC Global Inc.	5,121,600		5,121,600
	24,300	24,300	Minerals Technologies, Inc.		1,048,545	1,048,545
			Total	5,121,600	4,004,076	9,125,676
			Communications Equipment
320,000		320,000	Advanced Fibre Communications, Inc.*	5,352,000		5,352,000
	106,400	106,400	InterDigital Communications Corporation*		1,549,184	1,549,184
	131,200	131,200	Polycom, Inc.*		1,249,024	1,249,024
293,500		293,500	Tekelec*	3,070,010		3,070,010
	113,045	113,045	Valuevision Media, Inc.*		1,693,414	1,693,414
			Total	8,422,010	4,491,622	12,913,632
			Computers — Peripherals
	136,100	136,100	Agile Software Corporation*		1,053,414	1,053,414
	57,200	57,200	Avid Technology, Inc.*		1,312,740	1,312,740
	38,500	38,500	Business Objects SA*		577,500	577,500
	100,000	100,000	Caminus Corporation*		234,000	234,000
	328,900	328,900	Chordiant Software, Inc.*		473,616	473,616
	113,164	113,164	Documentum, Inc.*		1,772,148	1,772,148

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
SMALL CAP	SMALL COMPANY	FORMA		SMALL CAP	SMALL COMPANY	FORMA
PORTFOLIO	GROWTH	COMBINED		PORTFOLIO	GROWTH	COMBINED

	163,700	163,700	Informatica Corporation*		942,912	942,912
	173,300	173,300	Legato Systems, Inc.*		871,699	871,699
180,000	81,400	261,400	NetIQ Corporation*	2,225,700	1,005,290	3,230,990
	362,600	362,600	Openwave Systems, Inc.*		725,200	725,200
	164,900	164,900	Radiant Systems, Inc.*		1,587,987	1,587,987
286,700		286,700	Sanchez Computer Associates, Inc.*	861,534		861,534
177,800		177,800	Take-Two Interactive Software, Inc.*	4,176,522		4,176,522
234,400		234,400	Transaction Systems Architects, Inc., Class A*	1,522,428		1,522,428
			Total	8,786,184	10,556,506	19,342,690
			Containers
	97,700	97,700	Constar International, Inc.*		1,147,975	1,147,975
	191,300	191,300	Crown Cork & Seal Company, Inc.*		1,520,835	1,520,835
			Total	0	2,668,810	2,668,810
			Defense
	43,000	43,000	Kroll, Inc.*		820,440	820,440
			Electrical Equipment
60,300		60,300	Intermagnetics General Corp.*	1,189,116		1,189,116
			Electronic Components
	159,300	159,300	Adaptec, Inc.*		900,045	900,045
	1	1	Anadigics, Inc.*		1	1
	72,368	72,368	Brooks-PRI Automation, Inc.*		829,337	829,337
269,600		269,600	Cree, Inc.*	4,409,308		4,409,308
	55,000	55,000	Integrated Circuit Systems*		1,003,750	1,003,750
	76,600	76,600	Semtech Corporation*		836,472	836,472
	46,600	46,600	Varian Semiconductor Equipment*		1,107,263	1,107,263
			Total	4,409,308	4,676,868	9,086,176
			Electronic Instruments
	214,897	214,897	APW, Ltd.*		4,298	4,298
	42,216	42,216	Cymer, Inc.*		1,361,466	1,361,466
237,800		237,800	Lam Research Corporation*	2,564,673		2,564,673
320,250		320,250	PerkinElmer, Inc	2,642,063		2,642,063
237,200		237,200	Plexus Corp.*	2,084,988		2,084,988
			Total	7,291,724	1,365,764	8,657,488
			Finance Companies
158,200		158,200	Financial Federal Corporation*	3,975,566		3,975,566
			Food and Related
190,000		190,000	American Italian Pasta Company, Class A*	6,836,200		6,836,200
	62,900	62,900	Hain Celestial Group, Inc.*		956,080	956,080
	56,900	56,900	Performance Food Group Company*		1,932,267	1,932,267
95,000		95,000	Smucker (J.M.) Company (The)	3,781,950		3,781,950
			Total	10,618,150	2,888,347	13,506,497
			Health Care — Drugs
202,998	108,300	311,298	Affymetrix, Inc.*	4,647,639	2,478,987	7,126,626
235,000		235,000	Andrx Corporation*	3,448,625		3,448,625
131,100		131,100	Cell Therapeutics, Inc.*	953,752		953,752
	50,900	50,900	Cubist Pharmaceuticals, Inc.*		418,907	418,907

SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION		VALUE	(Unaudited)

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
SMALL CAP	SMALL COMPANY	FORMA		SMALL CAP	SMALL COMPANY	FORMA
PORTFOLIO	GROWTH	COMBINED		PORTFOLIO	GROWTH	COMBINED

325,700		325,700	Gene Logic Inc.*	2,055,167		2,055,167
	65,900	65,900	K-V Pharmaceutical Company*		1,528,880	1,528,880
	65,849	65,849	Lynx Therapeutics, Inc.*		26,998	26,998
	53,235	53,235	Medicis Pharmaceutical Corporation*		2,644,182	2,644,182
	27,600	27,600	OSI Pharmaceuticals, Inc.*		452,640	452,640
	31,100	31,100	Scios, Inc.*		1,013,238	1,013,238
460,900	135,800	596,700	Sepracor Inc.*	4,438,467	1,313,186	5,751,653
			Total	15,543,650	9,877,018	25,420,668
			Health Care — General
	66,600	66,600	Alliance Imaging, Inc.*		352,980	352,980
256,300	67,900	324,200	Apria Healthcare Group Inc.*	5,700,112	1,510,096	7,210,208
270,000		270,000	ArthroCare Corporation*	2,673,000		2,673,000
71,200		71,200	Cholestech Corporation*	492,348		492,348
	39,662	39,662	DaVita, Inc.*		978,462	978,462
	39,800	39,800	Henry Schein, Inc.*		1,791,000	1,791,000
118,957		118,957	IDEXX Laboratories, Inc.*	3,928,555		3,928,555
283,200		283,200	IMPATH Inc.*	5,591,784		5,591,784
330,000		330,000	Omnicare, Inc.	7,863,900		7,863,900
	50,800	50,800	Renal Care Group, Inc.*		1,607,312	1,607,312
	50,600	50,600	SonoSite, Inc.*		661,342	661,342
	68,800	68,800	Therasense, Inc.*		574,480	574,480
240,000		240,000	Urologix, Inc.*	788,400		788,400
584,200		584,200	VISX, Incorporated*	5,596,636		5,596,636
			Total	32,634,735	7,475,672	40,110,407
			Hospital Supply and Management
157,179		157,179	American Healthways, Inc.*	2,751,418		2,751,418
185,000		185,000	Amsurg Corp.*	3,774,000		3,774,000
141,022		141,022	Cerner Corporation*	4,399,886		4,399,886
	125,500	125,500	Community Health Systems*		2,584,045	2,584,045
	83,700	83,700	Coventry Health Care, Inc.*		2,429,811	2,429,811
	80,300	80,300	Lifepoint Hospitals, Inc.*		2,403,459	2,403,459
	56,300	56,300	Mid Atlantic Medical Services, Inc.*		1,824,120	1,824,120
			Total	10,925,304	9,241,435	20,166,739
			Hotels and Gaming
	69,700	69,700	Penn National Gaming, Inc.*		1,105,442	1,105,442
56,700		56,700	Vail Resorts, Inc.*	860,139		860,139
			Total	860,139	1,105,442	1,965,581
			Insurance — Property and Casualty
	73,000	73,000	HCC Insurance Holdings, Inc.		1,795,800	1,795,800
	92,400	92,400	USI Holdings Corporation*		1,085,700	1,085,700
			Total	0	2,881,500	2,881,500
			Motor Vehicle Parts
	29,600	29,600	Borg-Warner Automotive, Inc.		1,492,432	1,492,432
376,000		376,000	Gentex Corporation*	11,894,760		11,894,760
			Total	11,894,760	1,492,432	13,387,192
			Multiple Industry
	36,900	36,900	Fisher Scientific International, Inc.*		1,109,952	1,109,952
	15,900	15,900	Oshkosh Truck Corporation*		977,850	977,850

SHARES OR
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION		VALUE	(Unaudited)

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
SMALL CAP	SMALL COMPANY	FORMA		SMALL CAP	SMALL COMPANY	FORMA
PORTFOLIO	GROWTH	COMBINED		PORTFOLIO	GROWTH	COMBINED

			Total	0	2,087,802	2,087,802
			Non-Residential Construction
	64,550	64,550	Granite Construction, Inc.		1,000,525	1,000,525
			Petroleum — Domestic
223,700	33,500	257,200	Newfield Exploration Company*	8,064,385	1,207,675	9,272,060
140,000		140,000	Patterson-UTI Energy, Inc.*	4,224,500		4,224,500
	32,700	32,700	Pogo Producing Company		1,218,075	1,218,075
	73,100	73,100	Remington Oil & Gas Corporation*		1,199,571	1,199,571
	52,200	52,200	Spinnaker Exploration Company*		1,151,010	1,151,010
155,000	57,196	212,196	Stone Energy Corporation*	5,170,800	1,908,059	7,078,859
			Total	17,459,685	6,684,390	24,144,075
			Petroleum — Services
	60,600	60,600	FMC Technologies, Inc.*		1,238,058	1,238,058
481,400		481,400	Global Industries, Ltd.*	2,014,659		2,014,659
	243,000	243,000	Newpark Resources, Inc.*		1,057,050	1,057,050
			Total	2,014,659	2,295,108	4,309,767
			Publishing
312,200	73,412	385,612	Getty Images, Inc.*	9,537,710	2,242,737	11,780,447
	39,200	39,200	Scholastic Corporation*		1,409,240	1,409,240
			Total	9,537,710	3,651,977	13,189,687
			Railroad
356,600		356,600	Kansas City Southern*	4,279,200		4,279,200
			Restaurants
	130,800	130,800	CKE Restaurants, Inc.*		562,440	562,440
			Retail — Food Stores
	57,700	57,700	Duane Reade, Inc.*		980,900	980,900
			Retail — General Merchandise
	51,900	51,900	Cost Plus, Inc.*		1,487,973	1,487,973
181,500		181,500	Tuesday Morning Corporation*	3,106,373		3,106,373
			Total	3,106,373	1,487,973	4,594,346
			Retail — Specialty Stores
155,300		155,300	Borders Group, Inc.*	2,500,330		2,500,330
	65,600	65,600	Delta & Pine Land Company		1,338,896	1,338,896
158,500	68,900	227,400	Gymboree Corporation (The)*	2,514,603	1,092,754	3,607,357
	65,400	65,400	Hot Topic, Inc.*		1,496,352	1,496,352
	66,600	66,600	Linens n Things, Inc.*		1,505,160	1,505,160
190,000		190,000	O’Reilly Automotive, Inc.*	4,804,150		4,804,150
			Total	9,819,083	5,433,162	15,252,245
			Security and Commodity Brokers
	26,200	26,200	Affiliated Managers Group*		1,317,860	1,317,860
49,283		49,283	Chicago Mercantile Exchange Holdings Inc.	2,151,696		2,151,696
	61,800	61,800	IndyMac Bancorp, Inc.*		1,142,682	1,142,682
	41,000	41,000	Raymond James Financial, Inc.		1,212,780	1,212,780
			Total	2,151,696	3,673,322	5,825,018

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
SMALL CAP	SMALL COMPANY	FORMA		SMALL CAP	SMALL COMPANY	FORMA
PORTFOLIO	GROWTH	COMBINED		PORTFOLIO	GROWTH	COMBINED

			Timesharing and Software
380,000		380,000	Digital Insight Corporation*	3,321,200		3,321,200
	173,200	173,200	Doubleclick, Inc.*		980,312	980,312
163,900		163,900	FactSet Research Systems, Inc	4,633,453		4,633,453
	148,500	148,500	MatrixOne, Inc.*		638,550	638,550
			Total	7,954,653	1,618,862	9,573,515
			Trucking and Shipping
	45,700	45,700	Hunt (J.B.) Transport Services, Inc.*		1,339,010	1,339,010
	61,900	61,900	Swift Transportation Company, Inc.*		1,239,114	1,239,114
			Total	0	2,578,124	2,578,124
			Utilities — Telephone
155,000		155,000	Commonwealth Telephone Enterprises, Inc.*	5,558,300		5,558,300
			TOTAL COMMON STOCKS	224,991,747	113,098,010	338,089,757
			CORPORATE DEBT SECURITY
			Multiple Industry
1,000		1,000	Kestrel Solutions, Inc.,
			5.5%, 7-15-05, Convertible (A)(B)	80,000		80,000
			SHORT — TERM SECURITIES
			Banks
			Wells Fargo & Company,
8,000		8,000	1.29%, 1-16-03	7,995,700		7,995,700
	6,427,290	6,427,290	1.326%, Cash Investment Fund		6,427,290	6,427,290
	3,395,545	3,395,545	1.261%, Treasury Plus Fund		3,395,545	3,395,545
			Total	7,995,700	9,822,835	17,818,535
			Chemicals — Petroleum and Inorganic
4,522		4,522	du Pont (E.I.) de Nemours and Company,
			1.30036%, Master Note	4,522,000		4,522,000
			Food and Related — 2.49%
5,000		5,000	ConAgra Foods, Inc.,
			1.42%, 1-13-03	4,997,633		4,997,633
1,961		1,961	General Mills, Inc.,
			1.53%, Master Note	1,961,000		1,961,000
			Total	6,958,633	0	6,958,633
			Health Care — Drugs
8,000		8,000	Alcon Capital Corporation (Nestle S.A.),
			1.32%, 2-12-03	7,987,680		7,987,680
			Pfizer Inc.:
5,400		5,400	1.3%, 1-9-03	5,398,440		5,398,440
8,000		8,000	1.3%, 1-29-03	7,991,911		7,991,911
			Total	21,378,031	0	21,378,031
			Health Care — General

SHARES OR						(Unaudited)
PRINCIPAL AMOUNT (000 OMITTED)			DESCRIPTION	VALUE

W&R TARGET	ADVANTUS	PRO		W&R TARGET	ADVANTUS	PRO
SMALL CAP	SMALL COMPANY	FORMA		SMALL CAP	SMALL COMPANY	FORMA
PORTFOLIO	GROWTH	COMBINED		PORTFOLIO	GROWTH	COMBINED

3,354		3,354	Johnson & Johnson,
			1.27%, 2-3-03	3,350,096		3,350,096
			Petroleum - International
9,836		9,836	BP America Inc.,
			1.2%, 1-2-03	9,835,672		9,835,672
			TOTAL SHORT-TERM SECURITIES	54,040,132	9,822,835	63,862,967
			TOTAL INVESTMENT SECURITIES	279,111,879	122,920,845	402,032,724
			CASH AND OTHER ASSETS, NET OF LIABILITIES	140,581	(33,223)	107,358
			NET ASSETS	279,252,460	122,887,622	402,140,082

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2002, the value of this security amounted to 0.03% of net assets.

(B) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

	Advantus	Target
	Small Company	Small	Pro Forma	Pro Forma
	Growth	Cap	Adjustments	Combined

Statement of Assets and Liabilities (in thousands)
Assets
Investment Securities	$122,921	$279,112	$—	$402,033
Cash		1		1
Dividends and Interest Receivable	29	21		50
Receivable for Investment Securities Sold	48	556		604
Receivable for Fund Shares Sold	63	154		217
Other Assets		3		3
Collateral for securities loaned	17,716	—		17,716

Total Assets	140,777	279,847	—	420,624

Liabilities
Payable for Fund Shares Repurchased	72	55		127
Payable for Investment Securities Purchased	—	513		513
Payable to Affiliates	101	14		115
Other Payables		13		13
Payable Upon Return of Securities Loaned	17,716	—		17,716

Total Liabilities	17,889	595	—	18,484

Net Assets	$122,888	$279,252	$—	$402,140
Net Assets	$122,888	$279,252	$—	$402,140
Shares Outstanding	186,021	44,760	(166,323)	64,458
Net Asset Value per Share	$0.6606	$6.2388	$—	$6.2388

The following unaudited Pro Forma Combined Statement of Operations for W&R Target Small Cap Portfolio and Advantus Small Company Growth Portfolio has been derived from the Statements of Operations of W&R Target Small Cap Portfolio and Advantus Small Company Growth Portfolio for the fiscal year ended December 31, 2002. Such information has been adjusted to give effect to the Reorganization as if it had occurred on January 1, 2002, and reflects Pro Forma adjustments that are directly attributable to the transaction and are expected to have a continuing impact.

The unaudited Pro Forma Statement of Operations is presented for informational purposes only and does not purport to be indicative of the results of operations that would have occurred if the Reorganization had been consummated on January 1, 2002. The unaudited Pro Forma Financial Statements should be read in conjunction with the financial statements and related notes of the respective funds incorporated by reference in this Statement of Additional Information.

	Advantus	Target
	Small Company	Small	Pro Forma	Pro Forma
	Growth	Cap	Adjustments	Combined

Statement of Operations (in thousands)
Investment Income
Dividends	$146	$229	$—	$375
Interest & Other	230	1,302	—	1,532

Total Investment Income	376	1,531	—	1,907
Expenses
Investment Advisory Fees	975	2,645	300	3,920
Rule 12b-1 Fees	375	778	—	1,153
Other Expenses	120	159	(61)	218

Total Expenses	1,470	3,582	239	5,291

Net Investment Income (Loss)	(1,094)	(2,051)	(239)	(3,384)

Realized and Unrealized Gain (Loss)
Realized net loss on securities	(29,124)	(18,965)	—	(48,089)
Net change in unrealized appreciation (depreciation) on investments	(30,287)	(60,013)	—	(90,300)

Net gain (loss) on investments	(59,411)	(78,978)	—	(138,389)

Net increase (decrease) in net assets resulting from operations	$(60,505)	$(81,029)	$(239)	$(141,773)

W&R TARGET SMALL CAP PORTFOLIO AND ADVANTUS SMALL COMPANY GROWTH PORTFOLIO
NOTES TO PRO FORMA COMBINED FINANCIAL STATEMENTS
December 31, 2002
(Unaudited)

NOTE 1 — Significant Accounting Policies

W&R Target Small Cap Portfolio and Advantus Small Company Growth Portfolio (the “Funds”) are registered under the Investment Company Act of 1940 as diversified, open-end management investment companies. W&R Target Small Cap Portfolio’s investment objective is to seek growth of capital. Advantus Small Company Growth Portfolio’s investment objective is to seek long-term accumulation of capital. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the pro forma combined financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security valuation — Each stock and convertible bond is valued at the latest sale price thereof on each business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market value.

B.	Security transactions and related investment income — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Premium and discount on the purchase of bonds are amortized for both financial and tax reporting purposes. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

C.	Foreign currency translations — All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D.	Federal income taxes — It is the Fund’s policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. Accordingly, provision has not been made for Federal income taxes.

E.	Dividends and distributions — Dividends and distributions to shareholders are recorded by each Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 — Investment Management And Payments To Affiliated Persons

Waddell & Reed Investment Management Company (“WRIMCO”), a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as the Fund’s investment manager. The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee is payable by the Fund at the following annual rates:

	Annual
Fund	Net Asset Breakpoints	Rate

Small Cap Portfolio	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%

The Fund accrues and pays this fee daily. The Fund also reimburses WRIMCO for certain expenses, including additional Fund-related security costs incurred by WRIMCO as a result of the September 11, 2001 terrorist activities. The amount reimbursed represents the Fund’s share of incremental security-related costs including the cost of using private transportation for WRIMCO’s personnel in lieu of commercial transportation, certain security-related personnel and facilities costs. At December 31, 2002, additional security costs amounted to $20,701, which is included in other expenses.

WRIMCO, the Fund’s investment manager, has agreed to waive a Portfolio’s management fee on any day that the Portfolio’s net assets are less than $25 million, subject to its right to change or modify this waiver.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company (“WRSCO”), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing bookkeeping and accounting services and assistance to the Fund, including maintenance of Fund records, pricing of Fund shares, preparation of prospectuses for existing shareholders, preparation of proxy statements and certain shareholder reports. For these services, each Portfolio pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average
Net Asset Level				Annual Fee
(all dollars in millions)				Rate for Each Portfolio

From	$0	to	$10	$0
From	$10	to	$25	$11,000
From	$25	to	$50	$22,000
From	$50	to	$100	$33,000
From	$100	to	$200	$44,000
From	$200	to	$350	$55,000
From	$350	to	$550	$66,000
From	$550	to	$750	$77,000
From	$750	to	$1,000	$93,500
	$1,000 and Over			$110,000

The Fund has adopted a Service Plan pursuant to Rule 12b-1 of the 1940 Act. Under the Plan, each Portfolio may pay a fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

The Fund paid Directors’ fees of $14,931, which is included in other expenses.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

PART C

OTHER INFORMATION

Item 15. Indemnification.

     Reference is made to Section 7 of Article SEVENTH of the Articles of Incorporation of Registrant, as amended, filed July 1, 1998 as EX-99.B1-charter to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A and to Paragraph 12 of the Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A, each of which provides for indemnification. Also refer to Section 2-418 of the Maryland General Corporation Law regarding indemnification of directors, officers, employees and agents.

     Registrant undertakes to carry out all indemnification provisions of its Articles of Incorporation, Bylaws, and the above-described contracts in accordance with the Investment Company Act Release No. 11330 (September 4, 1980) and successor releases.

     Insofar as indemnification for liability arising under the 1933 Act, as amended, may be provided to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of the Registrant of expenses incurred or paid by a director, officer of controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits.

(1)(a)	Articles of Incorporation, as amended, filed July 1, 1998 as EX-99.B1-charter to Post Effective Amendment No. 21 to the Registration Statement on Form N-1A

(1)(b)	Articles of Amendment, dated May 13, 1998, filed July 1, 1998 as EX-99.B1-tkartsup to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A

(1)(c)	Articles Supplementary, dated May 25, 1999, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup1 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

(1)(d)	Articles Supplementary, dated July 19, 1999, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup2 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

(1)(e)	Articles Supplementary, dated August 21, 1998, filed by EDGAR on April 29, 2002 as EX-99.B(a)tmkartsup3 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

(1)(f)	Articles Supplementary, dated February 18, 2000, filed by EDGAR on April 27, 2000 as EX-99.B(a)tgtsupp to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A

(1)(g)	Articles of Amendment, dated September 26, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartamend1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(1)(h)	Articles of Amendment, dated November 15, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(1)(i)	Articles Supplementary, dated February 14, 2001, filed by EDGAR on March 1, 2001 as EX-99.B(a)tgtartsupp to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(1)(j)	Articles of Amendment, dated August 22, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(a)tgtartamend1 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

(1)(k)	Articles of Amendment, dated November 14, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

(1)(l)	Articles of Amendment for Reallocation of Shares, dated November 13, 2002, filed by EDGAR on June 10, 2003 as EX-99.B(a)tgtartamend to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A

(1)(m)	Articles of Amendment for Reallocation of Shares, dated March 26, 2003, filed by EDGAR on June 10, 2003 as EX-99.B(a)tgtartamend2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A

(1)(n)	Articles Supplementary, dated May 22, 2003, filed by EDGAR on June 10, 2003 as EX-99.B(a)tgtartsup to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A

(2)(a)	Bylaws filed April 29, 1996 as EX-99.B2-tmkbylaw to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A

(2)(b)	Amendment to Bylaws, dated February 10, 1999, filed by EDGAR on March 1, 1999 as EX-99.B(b)-bylaw2 to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A

(2)(c)	Amendment to Bylaws, dated May 17, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(b)tgtbylawamend1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

2

(2)(d)	Amendment to Bylaws, dated August 16, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(b)tgtbylawamend2 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(3)	[Not applicable.]

(4)	Form of Agreement and Plan of Reorganization. (Included as Appendix A to the Prospectus/Proxy Statement comprising Part A of this Registration Statement.)

(5)	Articles Fifth and Seventh of the Articles of Incorporation, as amended, and Articles I and IV of the Bylaws, as amended, each define the rights of shareholders.

(6)(a)	Investment Management Agreement with fee schedule amended to reflect the addition of Science and Technology Portfolio filed October 31, 1996 as EX-99.B5-tmkima to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A

(6)(b)	Fee Schedule (Exhibit A) to the Investment Management Agreement, as amended, filed by EDGAR on March 1, 2001 as EX-99.B(d)tgtimafees to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(6)(c)	Investment Management Agreement with respect to International II Portfolio, Micro Cap Portfolio and Small Company Value Portfolio, filed by EDGAR on June 10, 2003 as EX-99.B(d)tgtima2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A

(6)(d)	Subadvisory Agreement between Waddell & Reed Investment Management Company and Wall Street Associates, filed by EDGAR on June 10, 2003 as EX-99.B(d)tgtsubadv1 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A

(6)(e)	Subadvisory Agreement between Waddell & Reed Investment Management Company and Templeton Investment Counsel, Inc., filed by EDGAR on June 10, 2003 as EX-99.B(d)tgtsubadv2 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A

(6)(f)	Subadvisory Agreement between Waddell & Reed Investment Management Company and State Street Research & Management Company.(1)

(7)(a)	Distribution Contract between TMK/United Funds, Inc. and United Investors Life Insurance Company, dated April 4, 1997, filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkdist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(7)(b)	Agreement Amending Distribution Contract, dated March 3, 1998, reflecting termination of the agreement as of December 31, 1998 filed by EDGAR on March 1, 2001 as EX-99.B(e)tmkterm1 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

3

(7)(c)	Agreement Amending Distribution Contract, effective December 31, 1998, to rescind the provision to terminate the agreement filed by EDGAR on March 1, 2001 as EX-99.B(e)amnddist to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(7)(d)	Letter Agreement, dated July 8, 1999, filed by EDGAR on March 1, 2001 as EX-99.B(e)amendpua to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(7)(e)	Limited Selling Agreement, dated May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(e)tgtuilicsel to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

(7)(f)	Fund Participation Agreement with Nationwide Life Insurance Company, dated December 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(e)tgtnwpart to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(8)	Not applicable.

(9)(a)	Custodian Agreement, as amended, filed April 26, 2000 as EX-99.B(g)tgtca to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A. The Custodian Agreement for Target/United Funds, Inc. Asset Strategy Portfolio was filed as a representative copy. The Custodian Agreements for all portfolios of W&R Target Funds, Inc. are identical with the exception of their respective effective dates.

(9)(b)	Amendment to Custodian Agreement, dated July 1, 2001, filed by EDGAR on March 28, 2003 as EX-99.B(g)tgtcaamend to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A. The Amendment to the Custodian Agreement for W&R Target Funds, Inc. Asset Strategy Portfolio is being filed as a representative copy. The Amendment to Custodian Agreements for all portfolios of W&R Target Funds, Inc. (except Micro Cap Growth Portfolio, International II Portfolio and Small Company Value Portfolio) are identical with the exception of their respective effective dates.

(9)(c)	Custodian Agreement for Micro Cap Growth Portfolio, filed by EDGAR on June 10, 2003 as EX-99.B(g)mcgpca to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A. The Custodian Agreement for International II Portfolio and for Small Company Value Portfolio is identical to the Custodian Agreement for Micro Cap Growth Portfolio.

(9)(d)	Delegation Agreement, dated July 1, 2001, filed by EDGAR on March 28, 2003 as EX-99B(g)tgtcadel to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A. Delegation Agreement for W&R Target Funds, Inc. Asset Strategy Portfolio is being filed as a representative copy. The Delegation Agreements for all portfolios of W&R Target Funds, Inc. (except Micro Cap Growth Portfolio, International II Portfolio and Small Company Value Portfolio) are identical with the exception of their respective effective dates.

4

(9)(e)	Rule 17f-5 Delegation Agreement for Micro Cap Growth Portfolio, filed by EDGAR on June 10, 2003 as EX-99.B(g)mcgpcadel to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A. The Rule 17f-5 Delegation Agreement for International II Portfolio and Small Company Value Portfolio is identical to the Rule 17f-5 Delegation Agreement for Micro Cap Growth Portfolio.

(10)	Service Plan filed by EDGAR on March 1, 1999 as EX-99.B(m)-tmksp to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A

Service Plan, as revised May 16, 2001, filed by EDGAR on April 29, 2002 as EX-99.B(m)tgtsp to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A

(11)	Opinion and consent of Associate General Counsel to W&R Target Funds with respect to the legality of the securities being registered.(1)

(12)	Opinion and consent of Dorsey & Whitney LLP with respect to tax matters.(2)

(13)(a)	Accounting Services Agreement filed October 3, 1995 as EX-99.B9-tmkasa to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A

(13)(b)	Amendment to Accounting Services Agreement, dated September 1, 2000, filed by EDGAR on March 1, 2001 as EX-99.B(h)tgtasaamend to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A

(14)(a)	Consent of Deloitte & Touch LLP with respect to financial statements of the Registrant.(1)

(14)(b)	Consent of KPMG LLP with respect to financial statements of Advantus Series Fund, Inc.(1)

(15)	Not applicable.

(16)	Powers of attorney.(1)

(17)(a)	Form of contract holder voting instructions.(1)

(17)(b)	W&R Target Funds, Inc. Prospectus dated May 1, 2003.(3)

(17)(c)	W&R Target Funds, Inc. Statement of Additional Information dated May 1, 2003.(1)

(17)(d)	W&R Target Funds, Inc. Preliminary Prospectus for the W&R International II Portfolio, W&R Micro Cap Growth Portfolio and W&R Small Company Value Portfolio (acceleration of effectiveness to July 18, 2003 will be requested).(4)

(17)(e)	W&R Target Funds, Inc. Preliminary Statement of Additional Information for the W&R International II Portfolio, W&R Micro Cap Growth Portfolio and W&R Small Company Value Portfolio (acceleration of effectiveness to July 18, 2003 will be requested).(1)

5

(17)(f)	Advantus Series Fund, Inc. Prospectus dated May 1, 2003.(1)

(17)(g)	Advantus Series Fund, Inc. Statement of Additional Information dated May 1, 2003.(1)

(17)(h)	W&R Target Funds, Inc. Annual Report for the year ended December 31, 2002.(1)

(17)(i)	Advantus Series Fund, Inc. Annual Report for the year ended December 31, 2002.(1)

(1)	Filed herewith.

(2)	To be filed by amendment.

(3)	Filed herewith as Appendix D to the Proxy Statement/Prospectus.

(4)	Filed herewith as Appendix E to the Proxy Statement/Prospectus.

Item 17. Undertakings.

     (1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3)  The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.

6

SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Shawnee Mission, and the state of Kansas on the 26th day of June, 2003.

W&R Target Funds, Inc.

By/s/ HENRY J. HERRMANN Name: Henry J. Herrmann Title: President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title

/s/ Keith A. Tucker* Keith A. Tucker	Chairman of the Board	June 26, 2003

/s/ Henry J. Herrmann Henry J. Herrman	President and Director	June 26, 2003

/s/ Theodore W. Howard Theodore W. Howard	Vice President, Treasurer, Principal Financial Officer and Accounting Officer	June 26, 2003

/s/ James M. Concannon* James M. Concannon	Director	June 26, 2003

/s/ John A. Dillingham* John A. Dillingham	Director	June 26, 2003

/s/ David P. Gardner* David P. Gardner	Director	June 26, 2003

/s /Linda K. Graves* Linda K. Graves	Director	June 26, 2003

/s/ Joseph Harroz, Jr.* Joseph Harroz, Jr.	Director	June 26, 2003

7

/s/ John F. Hayes* John F. Hayes	Director	June 26, 2003

/s/ Glendon E. Johnson* Glendon E. Johnson	Director	June 26, 2003

/s/ Frank J. Ross, Jr.* Frank J. Ross, Jr.	Director	June 26, 2003

/s/ Eleanor B. Schwartz* Eleanor B. Schwartz	Director	June 26, 2003

/s/ Frederick Vogel III* Frederick Vogel III	Director	June 26, 2003

*By /s/ Kristen A. Richards Kristen A. Richards Attorney-in-Fact

ATTEST:

/s/ Daniel C. Schulte Daniel C. Schulte Assistant Secretary

•	Pursuant to powers of attorney filed herewith.

8